Schedule of Investments PIMCO All Asset Portfolio	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 99.8%
MUTUAL FUNDS (a) 98.9%
PIMCO All Asset: Multi-RAE PLUS Fund	6,466,960	$70,943
PIMCO All Asset: Multi-Real Fund	3,616,488	48,678
PIMCO CommoditiesPLUS® Strategy Fund	840,138	6,368
PIMCO Dynamic Bond Fund	309,513	3,333
PIMCO Emerging Markets Bond Fund	1,606,300	16,786
PIMCO Emerging Markets Currency and Short-Term Investments Fund	917,485	7,303
PIMCO Emerging Markets Local Currency and Bond Fund	2,515,833	15,925
PIMCO Extended Duration Fund	1,937,831	15,057
PIMCO High Yield Fund	1,368,365	12,425
PIMCO High Yield Spectrum Fund	120,857	1,221
PIMCO Income Fund	884,859	10,654
PIMCO International Bond Fund (U.S. Dollar-Hedged)	643,156	6,959
PIMCO Investment Grade Credit Bond Fund	354,692	3,866
PIMCO Long Duration Total Return Fund	91,311	954
PIMCO Long-Term Real Return Fund	486,566	3,771
PIMCO Long-Term U.S. Government Fund	1,400,867	7,747
PIMCO Low Duration Credit Fund	198,505	1,850
PIMCO Low Duration Fund	1,241,245	12,288
PIMCO RAE Emerging Markets Fund	623,354	7,200
PIMCO RAE Fundamental Advantage PLUS Fund	1,019,873	8,853
PIMCO RAE International Fund	583,759	6,380
PIMCO RAE PLUS EMG Fund	449,434	4,117
PIMCO RAE PLUS Fund	832,142	5,467
PIMCO RAE PLUS International Fund	971,116	6,244
PIMCO RAE PLUS Small Fund	142,456	1,399
PIMCO RAE US Fund	436,340	5,960
PIMCO RAE US Small Fund	153,665	2,337
PIMCO RAE Worldwide Long/Short PLUS Fund	1,633,829	13,871
PIMCO Real Return Fund	516,889	6,316
PIMCO RealEstateRealReturn Strategy Fund	967,748	8,526
PIMCO Total Return Fund	1,050,349	10,882
PIMCO TRENDS Managed Futures Strategy Fund	606,300	7,106

Total Mutual Funds (Cost $313,088)		340,786

EXCHANGE-TRADED FUNDS 0.5%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	59,002	1,737

Total Exchange-Traded Funds (Cost $1,232)		1,737

SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.4%
PIMCO Government Money Market Fund 0.060% (a)(b)	1,304,350	1,305

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	10	0

Total Short-Term Instruments (Cost $1,304)		1,305

Total Investments in Affiliates (Cost $315,624)		343,828

Total Investments 99.8% (Cost $315,624)		$343,828
Other Assets and Liabilities, net 0.2%		700

Net Assets 100.0%		$344,528

Schedule of Investments PIMCO All Asset Portfolio (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Institutional Class Shares of each Fund.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Affiliates, at Value
Mutual Funds	$340,786	$0	$0	$340,786
Exchange-Traded Funds	1,737	0	0	1,737
Short-Term Instruments
Mutual Funds	1,305	0	0	1,305

Total Investments	$343,828	$0	$0	$343,828

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio and Underlying PIMCO Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or an Underlying PIMCO Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

The assets of the Portfolio consist of shares of the Underlying PIMCO Funds, which are valued at their respective NAVs at the time of valuation of the Portfolio’s shares. For purposes of calculating the NAV of the Underlying PIMCO Funds, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of an Underlying PIMCO Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio invests in Underlying PIMCO Funds that hold foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot bevalued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of an Underlying PIMCO Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s and Underlying PIMCO Funds’ NAVs that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that an Underlying PIMCO Fund could obtain for a security if it

Notes to Financial Statements (Cont.)

were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by an Underlying PIMCO Fund may differ from the value that would be realized if the securities were sold. An Underlying PIMCO Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolio, through the Underlying PIMCO Funds, may gain exposure to the commodities markets primarily through investment in swap agreements, futures and options.

The Underlying PIMCO Funds may also gain exposure indirectly to commodity markets by investing in a subsidiary (“Commodity Subsidiary”) which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, the

Notes to Financial Statements (Cont.)

Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes and through investments in the Commodity Subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated the Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to the Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio or an Underlying PIMCO Fund to operate as described in its prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as ordinary income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances substantially all or significant portion of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company (collectively, “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$62,884	$68,160	$(57,225)	$(476)	$(2,400)	$70,943	$13,659	$0
PIMCO All Asset: Multi-Real Fund	38,868	30,250	(29,000)	8,152	408	48,678	7,351	0
PIMCO CommoditiesPLUS® Strategy Fund	23,025	6,960	(23,175)	6,290	(6,732)	6,368	6,171	0
PIMCO Dynamic Bond Fund	6,047	726	(3,433)	10	(17)	3,333	84	0
PIMCO Emerging Markets Bond Fund	10,423	16,066	(9,102)	454	(1,055)	16,786	254	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	15,835	4,888	(13,090)	(294)	(36)	7,303	103	0
PIMCO Emerging Markets Local Currency and Bond Fund	12,404	10,825	(6,198)	(346)	(760)	15,925	391	0
PIMCO Extended Duration Fund	17,294	13,120	(12,953)	(2,176)	(228)	15,057	307	0
PIMCO Government Money Market Fund	6,325	382,516	(387,536)	0	0	1,305	0	0
PIMCO High Yield Fund	9,274	15,587	(12,467)	6	25	12,425	422	0
PIMCO High Yield Spectrum Fund	0	1,227	0	0	(6)	1,221	1	0
PIMCO Income Fund	31,812	23,457	(44,528)	2,776	(2,863)	10,654	846	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (U.S. Dollar-Hedged)	7,494	8,636	(9,066)	174	(279)	6,959	27	0
PIMCO Investment Grade Credit Bond Fund	4,604	12,369	(13,044)	157	(220)	3,866	201	0
PIMCO Long Duration Total Return Fund	0	4,934	(4,170)	148	42	954	33	0
PIMCO Long-Term Real Return Fund	14,576	371	(10,577)	(863)	264	3,771	264	0
PIMCO Long-Term U.S. Government Fund	6,010	7,736	(5,323)	(1,837)	1,161	7,747	89	0
PIMCO Low Duration Credit Fund	6,244	94	(4,496)	330	(322)	1,850	96	0
PIMCO Low Duration Fund	11,749	15,093	(14,503)	34	(85)	12,288	61	0
PIMCO Mortgage Opportunities and Bond Fund	4,916	555	(5,459)	52	(64)	0	86	0
PIMCO RAE Emerging Markets Fund	36,243	489	(35,922)	11,578	(5,188)	7,200	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	41,341	2,395	(36,518)	(99)	1,734	8,853	688	0
PIMCO RAE International Fund	16,643	195	(12,521)	4,443	(2,380)	6,380	0	0
PIMCO RAE PLUS EMG Fund	28,417	5,396	(30,269)	5,947	(5,374)	4,117	5,021	0
PIMCO RAE PLUS Fund	1,968	7,485	(3,757)	(30)	(199)	5,467	756	0
PIMCO RAE PLUS International Fund	39,858	5,387	(39,105)	10,149	(10,045)	6,244	5,044	0
PIMCO RAE PLUS Small Fund	17,933	3,328	(22,241)	6,629	(4,250)	1,399	3,204	0
PIMCO RAE US Fund	0	6,182	(42)	(1)	(179)	5,960	0	0
PIMCO RAE US Small Fund	15,526	94	(18,541)	7,969	(2,711)	2,337	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	32,353	10,047	(30,585)	(1,675)	3,731	13,871	1,757	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	21,979	0	(22,668)	4,723	(2,297)	1,737	45	0
PIMCO Real Return Fund	24,867	6,162	(24,657)	738	(794)	6,316	709	0
PIMCO RealEstateRealReturn Strategy Fund	33,040	3,936	(32,620)	8,569	(4,399)	8,526	3,485	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	8,890	154	(9,931)	2,722	(1,835)	0	154	0
PIMCO StocksPLUS® International Fund (Unhedged)	3,214	0	(3,333)	203	(84)	0	0	0
PIMCO Total Return Fund	16,800	25,910	(31,448)	(145)	(235)	10,882	303	0
PIMCO TRENDS Managed Futures Strategy Fund	6,253	3,582	(3,455)	459	267	7,106	65	0
Totals	$635,109	$704,312	$(1,022,958)	$74,770	$(47,405)	$343,828	$51,677	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)		(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
RAFI	Research Affiliates Fundamental Index

Other Abbreviations:
TBA	To-Be-Announced

Schedule of Investments PIMCO Balanced Allocation Portfolio	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 80.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Bausch Health Cos., Inc. 3.084% (LIBOR03M + 3.000%) due 06/02/2025 ~		$21	$21

Total Loan Participations and Assignments (Cost $21)			21

CORPORATE BONDS & NOTES 4.3%
BANKING & FINANCE 3.0%
Bank of America Corp.
1.658% due 03/11/2027 •		200	201
3.864% due 07/23/2024 •		200	212
3.950% due 04/21/2025		200	218
Barclays PLC 4.972% due 05/16/2029 •		200	233
BGC Partners, Inc. 5.375% due 07/24/2023		100	107
BPCE S.A. 4.625% due 07/11/2024		100	109
Broadstone Net Lease LLC 2.600% due 09/15/2031		100	99
Brookfield Finance, Inc. 4.850% due 03/29/2029		100	118
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		100	108
CPI Property Group S.A. 1.625% due 04/23/2027	EUR	100	122
Credit Suisse Group AG 7.500% due 12/11/2023 •(d)(f)		$400	438
CyrusOne LP 2.900% due 11/15/2024		100	105
Deutsche Bank AG 3.035% due 05/28/2032 •(g)		200	203
Discover Financial Services 4.500% due 01/30/2026		100	112
GLP Capital LP 5.250% due 06/01/2025		150	167
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •		400	441
HSBC Holdings PLC
4.300% due 03/08/2026		200	223
4.583% due 06/19/2029 •		200	227
ING Bank NV 2.625% due 12/05/2022		100	103
ING Groep NV 4.100% due 10/02/2023		200	214
JPMorgan Chase & Co. 3.782% due 02/01/2028 •		300	331
Lexington Realty Trust 2.375% due 10/01/2031		300	291
Lloyds Banking Group PLC 4.450% due 05/08/2025		300	333
Mitsubishi UFJ Financial Group, Inc. 2.757% due 09/13/2026		200	211
Morgan Stanley
2.239% due 07/21/2032 •		200	197
4.431% due 01/23/2030 •		200	231
Natwest Group PLC 1.642% due 06/14/2027 •		200	200
Sabra Health Care LP 3.900% due 10/15/2029		100	105
Societe Generale S.A. 7.875% due 12/18/2023 •(d)(f)		200	221
Spirit Realty LP 4.000% due 07/15/2029		100	111
Sumitomo Mitsui Financial Group, Inc. 2.448% due 09/27/2024		200	209
VEREIT Operating Partnership LP 3.100% due 12/15/2029		100	107
Wells Fargo & Co.
3.196% due 06/17/2027 •		100	107
3.450% due 02/13/2023		100	104

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2021 (Unaudited)

4.150% due 01/24/2029	200	227

		6,745

INDUSTRIALS 1.0%
Air Canada Pass-Through Trust 3.750% due 06/15/2029	76	79
American Airlines Pass-Through Trust 3.500% due 08/15/2033	184	177
Arrow Electronics, Inc. 4.500% due 03/01/2023	100	105
Broadcom, Inc. 3.187% due 11/15/2036	100	100
Campbell Soup Co. 3.650% due 03/15/2023	58	60
Choice Hotels International, Inc. 3.700% due 12/01/2029	100	107
DAE Funding LLC 5.250% due 11/15/2021	100	100
Energy Transfer LP 3.900% due 07/15/2026	100	109
Kinder Morgan Energy Partners LP 3.950% due 09/01/2022	100	102
Las Vegas Sands Corp. 3.200% due 08/08/2024	100	103
Nissan Motor Co. Ltd. 4.345% due 09/17/2027	300	330
Penske Truck Leasing Co. LP 4.450% due 01/29/2026	100	112
Reynolds American, Inc. 4.450% due 06/12/2025	100	110
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023	200	209
Sprint Spectrum Co. LLC 4.738% due 09/20/2029	175	187
Syngenta Finance NV 4.441% due 04/24/2023	200	209

		2,199

UTILITIES 0.3%
AT&T, Inc. 2.550% due 12/01/2033	352	347
Exelon Corp. 3.950% due 06/15/2025	100	109
IPALCO Enterprises, Inc. 3.700% due 09/01/2024	100	107
ONEOK, Inc. 4.550% due 07/15/2028	100	113
Petrobras Global Finance BV 5.093% due 01/15/2030	89	94

		770

Total Corporate Bonds & Notes (Cost $9,310)		9,714

MUNICIPAL BONDS & NOTES 0.1%
PENNSYLVANIA 0.1%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 0.255% (US0003M + 0.130%) due 10/25/2036 ~	102	101

VIRGINIA 0.0%
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	100	101

Total Municipal Bonds & Notes (Cost $201)		202

U.S. GOVERNMENT AGENCIES 6.5%
Fannie Mae
0.496% due 11/25/2046 •	189	188
0.546% due 07/25/2046 •	68	69
0.566% due 09/25/2046 •	72	73
2.069% due 05/01/2038 •	111	118
Freddie Mac
3.500% due 09/01/2047	78	83
4.000% due 08/01/2047	253	273
Uniform Mortgage-Backed Security 3.500% due 11/01/2045 - 09/01/2046	226	243
Uniform Mortgage-Backed Security, TBA
2.000% due 12/01/2036 - 11/01/2051	4,300	4,336
2.500% due 12/01/2051	6,100	6,263
3.000% due 12/01/2051	600	626
3.500% due 12/01/2051	600	635

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2021 (Unaudited)

4.000% due 11/01/2051		1,500	1,609

Total U.S. Government Agencies (Cost $14,564)			14,516

U.S. TREASURY OBLIGATIONS 24.3%
U.S. Treasury Bonds
1.625% due 11/15/2050 (i)		2,800	2,516
1.750% due 08/15/2041		1,100	1,052
1.875% due 02/15/2041		600	587
2.250% due 05/15/2041 (i)		3,400	3,537
2.375% due 05/15/2051 (i)		2,500	2,669
U.S. Treasury Notes
0.125% due 05/31/2023 (i)		9,800	9,785
0.375% due 04/30/2025 (i)		1,600	1,583
0.375% due 12/31/2025		100	98
0.500% due 05/31/2027		200	193
0.625% due 11/30/2027		600	580
0.625% due 12/31/2027		100	96
0.625% due 05/15/2030 (i)		1,300	1,214
0.625% due 08/15/2030		1,000	930
0.750% due 04/30/2026		900	893
0.750% due 05/31/2026 (i)		14,600	14,478
0.750% due 01/31/2028		1,200	1,166
1.125% due 02/29/2028		700	696
1.125% due 08/31/2028		1,000	988
1.125% due 02/15/2031		300	291
1.250% due 03/31/2028		600	600
1.250% due 04/30/2028 (i)		1,900	1,899
1.375% due 10/15/2022 (k)		1,050	1,064
1.500% due 02/15/2030		400	403
1.625% due 05/15/2031 (i)		7,100	7,184

Total U.S. Treasury Obligations (Cost $55,202)			54,502

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Banc of America Funding Trust 0.224% due 08/27/2036 ~		108	103
BANK 4.165% due 05/15/2061 ~		100	111
Citigroup Mortgage Loan Trust 2.984% due 07/25/2037 ^~		54	52
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.500% due 10/25/2036 þ		39	40
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	26	29
Lehman XS Trust 0.286% due 07/25/2047 ^•		$288	293

Total Non-Agency Mortgage-Backed Securities (Cost $599)			628

ASSET-BACKED SECURITIES 2.1%
Atrium Corp. 0.968% due 04/22/2027 •		225	225
Babson Euro CLO DAC 0.271% due 10/25/2029 •	EUR	69	81
CIT Mortgage Loan Trust 1.586% due 10/25/2037 •		$100	102
Citigroup Mortgage Loan Trust 0.346% due 08/25/2036 •		124	123
Countrywide Asset-Backed Certificates
0.236% due 06/25/2047 ^•		23	23
0.286% due 06/25/2047 ^•		123	116
0.316% due 05/25/2037 •		651	632
Crestline Denali CLO Ltd. 1.226% due 10/23/2031 •		300	300
Dryden Senior Loan Fund 1.026% due 10/15/2027 •		179	179
ECMC Group Student Loan Trust 0.836% due 02/27/2068 •		61	61
Fremont Home Loan Trust 0.236% due 10/25/2036 •		400	233
Halcyon Loan Advisors Funding Ltd. 1.054% due 04/20/2027 •		8	8
Harvest CLO DAC 0.630% due 11/18/2029 •	EUR	100	116
JP Morgan Mortgage Acquisition Corp. 0.671% due 05/25/2035 •		$442	441
Jubilee CLO BV 0.256% due 12/15/2029 •	EUR	245	283
Lehman XS Trust 0.886% due 10/25/2035 •		$8	9
Morgan Stanley ABS Capital, Inc. Trust 0.216% due 10/25/2036 •		162	155
Navient Student Loan Trust 1.136% due 12/27/2066 •		113	115

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2021 (Unaudited)

Option One Mortgage Loan Trust 0.851% due 08/25/2035 •	120	120
Palmer Square Loan Funding Ltd. 0.925% due 10/15/2029 •(a)	300	300
S-Jets Ltd. 3.967% due 08/15/2042	183	181
SLM Student Loan Trust 0.666% due 12/15/2025 •	61	61
Sound Point CLO Ltd. 1.295% due 07/20/2032 •	300	300
TICP CLO Ltd. 0.974% due 04/20/2028 •	161	161
Vibrant CLO Ltd. 1.198% due 07/20/2032 •	300	300

Total Asset-Backed Securities (Cost $4,303)		4,625

SHORT-TERM INSTRUMENTS 42.4%
REPURCHASE AGREEMENTS (h) 0.2%		477

U.S. TREASURY BILLS 36.5%
0.051% due 12/02/2021 - 03/31/2022 (a)(b)(c)(k)	81,900	81,886

U.S. TREASURY CASH MANAGEMENT BILLS 5.7%
0.038% due 01/18/2022 - 01/25/2022 (b)(c)	12,800	12,799

Total Short-Term Instruments (Cost $95,160)		95,163

Total Investments in Securities (Cost $179,360)		179,370

	SHARES
INVESTMENTS IN AFFILIATES 25.0%
MUTUAL FUNDS (e) 5.5%
PIMCO Income Fund	1,019,278	12,273

Total Mutual Funds (Cost $12,204)		12,273

SHORT-TERM INSTRUMENTS 19.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.5%
PIMCO Short-Term Floating NAV Portfolio III	4,450,052	43,886

Total Short-Term Instruments (Cost $43,867)		43,886

Total Investments in Affiliates (Cost $56,071)		56,159

Total Investments 105.0% (Cost $235,431)		$235,529
Financial Derivative Instruments (j)(l) (0.5)%(Cost or Premiums, net $621)		(1,123)
Other Assets and Liabilities, net (4.5)%		(10,028)

Net Assets 100.0%		$224,378

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Institutional Class Shares of each Fund.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	3.035%	05/28/2032	06/16/2021	$202	$203	0.09%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$477	U.S. Treasury Notes 0.250% due 09/30/2023	$(487)	$477	$477

Total Repurchase Agreements	$(487)	$477	$477

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

BPG	0.080%	10/01/2021	10/04/2021	$(45,357)	$(45,357)
0.090	10/04/2021	10/05/2021	(14,501)	(14,501)

Total Sale-Buyback Transactions	$(59,858)

(i)	Securities with an aggregate market value of $59,344 have been pledged as collateral under the terms of master agreements as of September 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(3,332) at a weighted average interest rate of 0.002%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-mini S&P 500 Index December Futures	12/2021	363	$78,004	$(3,087)	$0	$(944)
Mini MSCI EAFE Index December Futures	12/2021	496	56,222	(2,497)	0	(206)

$(5,584)	$0	$(1,150)

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

United Kingdom Long Gilt December Futures				12/2021	15		$(2,529)	$63		$10	$(2)

Total Futures Contracts								$(5,521)		$10	$(1,152)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2024	0.458%		$200	$(5)	$8	$3	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly		12/20/2026		$700	$(25)	$(3)	$(28)	$0	$0
CDX.HY-37 5-Year Index	5.000	Quarterly		12/20/2026		500	48	(1)	47	0	(1)
CDX.IG-36 5-Year Index	1.000	Quarterly		06/20/2026		9,700	235	2	237	0	(3)
CDX.IG-37 5-Year Index	1.000	Quarterly		12/20/2026		14,900	362	(3)	359	0	(7)

							$620	$(5)	$615	$0	$(11)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Year BRL-CDI	3.700%	Maturity	01/03/2022	BRL	6,900	$(2)	$(9)	$(11)	$0	$0
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022		400	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022		400	0	(1)	(1)	0	0
Pay	3-Month CAD-Bank Bill	0.980	Semi-Annual	02/26/2024	CAD	2,400	2	(5)	(3)	0	0
Pay	3-Month CAD-Bank Bill	0.880	Semi-Annual	03/03/2024		1,200	0	(4)	(4)	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		300	6	(6)	0	0	0
Pay	CPURNSA	2.670	Maturity	05/05/2026		$500	0	(14)	(14)	0	0
Pay	CPURNSA	2.596	Maturity	07/09/2026		1,350	0	(31)	(31)	1	0
Pay	CPURNSA	2.573	Maturity	07/13/2026		1,350	0	(32)	(32)	1	0
Pay	UKRPI	3.686	Maturity	06/15/2031	GBP	200	0	(14)	(14)	3	0
Pay	UKRPI	3.708	Maturity	07/15/2031		500	0	(34)	(34)	6	0
Pay	UKRPI	3.858	Maturity	09/15/2031		200	0	(5)	(5)	2	0

							$6	$(156)	$(150)	$13	$0

Total Swap Agreements							$621	$(153)	$468	$13	$(11)

(k)

Securities with an aggregate market value of $5,493 and cash of $3,025 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BRC	11/2021		$2	RUB	140	$0	$0
CBK	10/2021	EUR	547		$647	13	0
	12/2021		$3	PEN	10	0	0
FBF	11/2021		1	RUB	57	0	0
GLM	11/2021		2		147	0	0
	12/2021		5		337	0	0
HUS	11/2021		0		11	0	0
MYI	11/2021	GBP	97		$134	4	0
SCX	10/2021		$4	RUB	337	0	0

Total Forward Foreign Currency Contracts						$17	$0

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Loan Participations and Assignments			$0		$21	$0	$21
Corporate Bonds & Notes
Banking & Finance			0		6,745	0	6,745
Industrials			0		2,199	0	2,199
Utilities			0		770	0	770
Municipal Bonds & Notes
Pennsylvania			0		101	0	101
Virginia			0		101	0	101
U.S. Government Agencies			0		14,516	0	14,516
U.S. Treasury Obligations			0		54,502	0	54,502
Non-Agency Mortgage-Backed Securities			0		628	0	628
Asset-Backed Securities			0		4,625	0	4,625
Short-Term Instruments
Repurchase Agreements			0		477	0	477
U.S. Treasury Bills			0		81,886	0	81,886
U.S. Treasury Cash Management Bills			0		12,799	0	12,799

			$0		$179,370	$0	$179,370
Investments in Affiliates, at Value
Mutual Funds			12,273		0	0	12,273
Short-Term Instruments
Central Funds Used for Cash Management Purposes			43,886		0	0	43,886

			$56,159		$0	$0	$56,159

Total Investments			$56,159		$179,370	$0	$235,529

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			10		13	0	23
Over the counter			0		17	0	17

			$10		$30	$0	$40
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			$(1,152)		$(11)	$0	$(1,163)

Total Financial Derivative Instruments			$(1,142)		$19	$0	$(1,123)

Totals			$55,017		$179,389	$0	$234,406

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in a combination of affiliated and unaffiliated Funds, which may or may not be registered under the Act. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”). The Portfolio may invest in such funds to the extent permitted under the Act. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$4,936	$7,378	$0	$0	$(41)	$12,273	$228	$0
PIMCO Short-Term Floating NAV Portfolio III	15,834	93,343	(65,300)	2	7	43,886	43	0
Totals	$20,770	$100,721	$(65,300)	$2	$(34)	$56,159	$271	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)						(Unaudited)

Counterparty Abbreviations:
BPG	BNP Paribas Securities Corp.	FBF	Credit Suisse International	HUS	HSBC Bank USA N.A.
BRC	Barclays Bank PLC	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC
CBK	Citibank N.A.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	RUB	Russian Ruble
CAD	Canadian Dollar	PEN	Peruvian New Sol	USD (or $)	United States Dollar
EUR	Euro

Index/Spread Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	S&P 500	Standard & Poor's 500 Index
CDX.HY	Credit Derivatives Index - High Yield	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Prices Index
CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International
ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced
CDI	Brazil Interbank Deposit Rate

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 152.3% ¤
CORPORATE BONDS & NOTES 1.7%
BANKING & FINANCE 1.5%
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$1,100	$1,136
Deutsche Bank AG 4.250% due 10/14/2021		1,600	1,602
Ford Motor Credit Co. LLC 0.000% due 12/01/2021 •	EUR	900	1,042
ING Bank NV 2.625% due 12/05/2022		$500	514
Natwest Group PLC
1.682% (US0003M + 1.550%) due 06/25/2024 ~		400	409
4.519% due 06/25/2024 •		300	319
UniCredit SpA 7.830% due 12/04/2023		1,650	1,889

			6,911

INDUSTRIALS 0.1%
ERAC USA Finance LLC 2.600% due 12/01/2021		200	200
Keurig Dr Pepper, Inc. 4.057% due 05/25/2023		50	53
Volkswagen Group of America Finance LLC 4.000% due 11/12/2021		200	201

			454

UTILITIES 0.1%
Petrobras Global Finance BV
5.093% due 01/15/2030		579	613
6.625% due 01/16/2034	GBP	100	156

			769

Total Corporate Bonds & Notes (Cost $7,772)			8,134

U.S. GOVERNMENT AGENCIES 4.4%
Fannie Mae
0.436% due 05/25/2042 •		$2	2
1.299% due 10/01/2044 •		2	2
1.788% due 01/01/2036 •		14	15
1.946% due 05/25/2035 ~		11	11
1.979% due 07/01/2035 •		8	8
2.280% due 11/01/2035 •		3	3
2.422% due 11/01/2034 •		8	9
Freddie Mac
0.346% due 08/25/2031 •		1	1
0.446% due 07/15/2044 •		279	277
0.534% due 09/15/2042 •		451	449
1.299% due 02/25/2045 •		30	30
1.792% due 09/01/2036 •		35	37
1.975% due 07/01/2036 •		64	67
1.994% due 10/01/2036 •		36	36
2.350% due 01/01/2034 •		1	2
Ginnie Mae
0.382% due 08/20/2068 •		439	435
1.029% due 04/20/2067 •		341	345
Small Business Administration 5.510% due 11/01/2027		73	79
Uniform Mortgage-Backed Security, TBA
3.500% due 12/01/2051		1,762	1,866
4.000% due 11/01/2051		15,728	16,870

Total U.S. Government Agencies (Cost $20,552)			20,544

U.S. TREASURY OBLIGATIONS 88.9%
U.S. Treasury Bonds
1.625% due 11/15/2050 (f)		5,880	5,285
3.000% due 05/15/2045		80	94
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022		15,135	15,246

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2021 (Unaudited)

0.125% due 04/15/2022 (f)		63,167	64,052
0.125% due 07/15/2022		9,374	9,600
0.125% due 01/15/2023 (f)		21,346	22,071
0.125% due 07/15/2024		5,288	5,647
0.125% due 10/15/2024		13,405	14,345
0.125% due 04/15/2025 (f)		28,643	30,738
0.125% due 10/15/2025		5,996	6,491
0.125% due 04/15/2026 (f)		28,842	31,237
0.125% due 07/15/2026		2,984	3,256
0.125% due 01/15/2030		6,323	6,952
0.125% due 07/15/2030		1,043	1,152
0.125% due 01/15/2031 (f)		15,362	16,874
0.125% due 07/15/2031 (f)		17,976	19,813
0.250% due 01/15/2025		3,112	3,344
0.250% due 07/15/2029		1,120	1,247
0.375% due 07/15/2023		7,844	8,266
0.375% due 07/15/2025		13,439	14,670
0.375% due 01/15/2027		3,797	4,194
0.375% due 07/15/2027 (f)(j)		312	348
0.500% due 04/15/2024		19,221	20,532
0.500% due 01/15/2028		3,350	3,752
0.625% due 04/15/2023 (f)		30,583	32,005
0.625% due 01/15/2024 (h)		4,590	4,899
0.625% due 01/15/2026 (f)		21,631	23,885
0.625% due 02/15/2043		178	212
0.750% due 07/15/2028		4,219	4,834
0.875% due 01/15/2029		14,453	16,711
1.000% due 02/15/2046		691	901
1.375% due 02/15/2044		117	161
1.750% due 01/15/2028		6,349	7,644
2.125% due 02/15/2040		290	433
2.125% due 02/15/2041		1,346	2,029
2.375% due 01/15/2025		7,501	8,613
2.500% due 01/15/2029		2,085	2,672
3.875% due 04/15/2029		751	1,048

Total U.S. Treasury Obligations (Cost $406,418)			415,253

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
Alliance Bancorp Trust 0.326% due 07/25/2037 •		152	146
Banc of America Mortgage Trust
2.487% due 06/25/2035 ~		19	18
2.570% due 11/25/2035 ^~		8	8
Bear Stearns Adjustable Rate Mortgage Trust
2.691% due 01/25/2035 ~		66	70
2.890% due 03/25/2035 ~		34	35
2.970% due 07/25/2036 ^~		22	22
Citigroup Mortgage Loan Trust
3.124% due 09/25/2037 ^~		141	141
3.258% due 04/25/2066 ~		77	77
Countrywide Alternative Loan Trust
0.282% due 12/20/2046 ^•		714	635
0.326% due 06/25/2036 •		438	435
5.000% due 07/25/2035		51	39
6.000% due 02/25/2037 ^		136	86
Countrywide Home Loan Mortgage Pass-Through Trust
2.724% due 10/20/2035 ~		1,130	1,168
2.887% due 08/25/2034 ^~		3	3
Credit Suisse Mortgage Capital Certificates
0.236% due 09/29/2036 •		400	394
6.113% due 10/26/2036 ~		35	35
Eurosail PLC 1.017% due 06/13/2045 •	GBP	210	283
First Horizon Alternative Mortgage Securities Trust
2.156% due 06/25/2034 ~		$5	5
6.000% due 02/25/2037 ^		41	25
GreenPoint Mortgage Funding Trust
0.266% due 09/25/2046 •		92	91
0.626% due 11/25/2045 •		6	5
GSR Mortgage Loan Trust 2.654% due 01/25/2035 ~		8	8
HarborView Mortgage Loan Trust 0.567% due 03/19/2036 ^•		23	23
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	1,054	1,427
HomeBanc Mortgage Trust 0.746% due 10/25/2035 •		$12	12
IndyMac Mortgage Loan Trust 2.930% due 11/25/2035 ^~		8	8
JP Morgan Mortgage Trust
2.285% due 02/25/2035 ~		20	20
2.566% due 08/25/2035 ~		18	19
2.765% due 07/25/2035 ~		11	12

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2021 (Unaudited)

Lehman XS Trust 1.236% due 12/25/2037 •		531	562
MASTR Adjustable Rate Mortgages Trust 2.731% due 11/21/2034 ~		9	9
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.824% due 09/15/2030 •		63	64
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		924	956
Residential Accredit Loans, Inc. Trust
1.014% due 10/25/2037 ~		28	27
1.452% due 09/25/2045 •		68	67
Residential Asset Securitization Trust 0.486% due 05/25/2035 •		60	44
Sequoia Mortgage Trust 0.487% due 07/20/2036 •		90	88
Structured Adjustable Rate Mortgage Loan Trust
1.492% due 01/25/2035 ^•		7	6
2.440% due 02/25/2034 ~		5	5
Structured Asset Mortgage Investments Trust
0.506% due 04/25/2036 •		5	5
0.747% due 10/19/2034 •		8	8
Towd Point Mortgage Funding PLC 1.097% due 10/20/2051 •	GBP	846	1,149
WaMu Mortgage Pass-Through Certificates Trust
0.862% due 05/25/2047 •		$120	117
2.021% due 08/25/2035 ~		2	3
2.992% due 12/25/2035 ~		65	67
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		12	11

Total Non-Agency Mortgage-Backed Securities (Cost $7,930)			8,438

ASSET-BACKED SECURITIES 6.8%
American Money Management Corp. CLO Ltd.
1.078% due 11/10/2030 •		300	300
1.113% due 04/14/2029 •		832	833
Apidos CLO
1.064% due 07/17/2030 •		600	600
1.090% due 07/18/2029 •		600	600
Arch Street CLO Ltd. 1.134% due 10/20/2028 •		244	244
ARES L CLO Ltd. 1.176% due 01/15/2032 •		300	300
Argent Mortgage Loan Trust 0.566% due 05/25/2035 •		71	68
Argent Securities Trust
0.386% due 07/25/2036 •		294	280
0.406% due 05/25/2036 •		607	219
Armada Euro CLO DAC 0.720% due 07/15/2031 •	EUR	700	809
Asset-Backed Funding Certificates Trust 0.226% due 10/25/2036 •		$1,021	999
Assurant CLO Ltd. 1.174% due 10/20/2031 •		400	400
Atrium Corp. 0.968% due 04/22/2027 •		360	360
Birch Grove CLO Ltd. 1.246% due 06/15/2031 •		300	300
Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 •	EUR	145	168
Blackrock European CLO DAC 0.620% due 10/15/2031 •		500	578
Brookside Mill CLO Ltd. 0.954% due 01/17/2028 •		$888	889
Carlyle Euro CLO DAC 0.700% due 01/15/2031 •	EUR	700	812
Carlyle Global Market Strategies Euro CLO Ltd. 0.750% due 11/15/2031 •		400	464
CARLYLE U.S. CLO Ltd. 1.134% due 04/20/2031 •		$700	700
Catamaran CLO Ltd. 0.979% due 01/27/2028 •		211	212
Cathedral Lake CLO Ltd. 0.976% due 07/16/2029 •		282	282
CIT Mortgage Loan Trust
1.436% due 10/25/2037 •		294	297
1.586% due 10/25/2037 •		600	613
Citigroup Mortgage Loan Trust 0.546% due 12/25/2036 •		41	34
Citigroup Mortgage Loan Trust, Inc. 0.581% due 10/25/2036 •		400	393
Countrywide Asset-Backed Certificates
0.276% due 11/25/2037 •		614	595
0.336% due 03/25/2037 •		200	194

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2021 (Unaudited)

1.286% due 10/25/2035 •		23	23
Countrywide Asset-Backed Certificates Trust, Inc. 0.826% due 08/25/2047 •		141	139
Credit-Based Asset Servicing & Securitization LLC
0.212% due 07/25/2037 •		10	8
0.312% due 07/25/2037 •		43	35
CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •	EUR	400	464
0.650% due 10/15/2031 •		800	927
Dryden Euro CLO DAC 0.860% due 05/15/2034 •		400	462
Ellington Loan Acquisition Trust 1.186% due 05/25/2037 •		$25	25
Fremont Home Loan Trust 0.221% due 10/25/2036 •		108	101
Galaxy CLO Ltd. 1.096% due 10/15/2030 •		400	401
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		49	36
GSAMP Trust
0.156% due 12/25/2036 •		49	31
1.061% due 03/25/2035 ^•		87	86
Halcyon Loan Advisors Funding Ltd. 1.054% due 04/20/2027 •		10	10
Harvest CLO DAC
0.650% due 06/26/2030 •	EUR	900	1,041
0.960% due 10/20/2031 •		500	578
Home Equity Asset Trust 0.761% due 02/25/2036 •		$400	399
IndyMac Mortgage Loan Trust 0.226% due 07/25/2036 •		246	94
Jamestown CLO Ltd. 1.354% due 01/17/2027 •		12	12
JP Morgan Mortgage Acquisition Trust 0.296% due 10/25/2036 •		50	50
Jubilee CLO BV
0.256% due 12/15/2029 •	EUR	1,909	2,205
0.600% due 04/15/2030 •		300	347
Lehman XS Trust
0.406% due 05/25/2036 •		$96	108
4.335% due 06/25/2036 þ		153	165
LoanCore Issuer Ltd. 1.214% due 05/15/2036 •		189	189
Long Beach Mortgage Loan Trust 0.206% due 08/25/2036 •		539	290
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	231	267
Marathon CLO Ltd. 1.001% due 11/21/2027 •		$548	549
Marlette Funding Trust 2.690% due 09/17/2029		1	1
MASTR Asset-Backed Securities Trust 0.236% due 10/25/2036 •		180	81
MidOcean Credit CLO 1.229% due 01/29/2030 •		300	300
Morgan Stanley Mortgage Loan Trust
5.910% due 11/25/2036 þ		716	253
6.000% due 02/25/2037 ^~		57	44
Mountain View CLO LLC 1.216% due 10/16/2029 •		800	800
New Century Home Equity Loan Trust 0.851% due 02/25/2035 •		93	93
OAK Hill European Credit Partners DAC 0.740% due 10/20/2031 •	EUR	300	347
OCP CLO Ltd.
0.926% due 07/15/2027 •		$27	27
0.945% due 10/26/2027 •		262	262
Palmer Square European Loan Funding DAC 0.870% due 02/15/2030 •	EUR	512	594
Renaissance Home Equity Loan Trust 1.186% due 09/25/2037 •		$975	533
Residential Asset Securities Corp. Trust
0.546% due 06/25/2036 •		241	238
0.581% due 04/25/2036 •		150	150
Saxon Asset Securities Trust 0.396% due 09/25/2037 •		151	149
Securitized Asset-Backed Receivables LLC Trust
0.386% due 07/25/2036 •		313	180
0.406% due 07/25/2036 •		146	71
0.586% due 05/25/2036 •		526	364
SLM Student Loan Trust
0.675% due 10/25/2064 •		417	420
1.625% due 04/25/2023 •		618	623

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2021 (Unaudited)

Sound Point CLO Ltd.
1.038% due 01/23/2029 •		300	300
1.105% due 07/25/2030 •		300	300
1.128% due 01/23/2029 •		826	826
Soundview Home Loan Trust 0.286% due 06/25/2037 •		677	587
Steele Creek CLO Ltd. 1.031% due 05/21/2029 •		279	279
Structured Asset Securities Corp. Mortgage Loan Trust 1.586% due 04/25/2035 •		96	97
Symphony CLO Ltd. 1.083% due 07/14/2026 •		116	116
Venture CLO Ltd.
0.946% due 04/15/2027 •		196	196
1.006% due 07/15/2027 •		145	145
1.115% due 09/07/2030 •		400	400
1.154% due 04/20/2029 •		670	670
1.264% due 04/20/2032 •		700	699
Wind River CLO Ltd. 0.996% due 10/15/2027 •		58	58
Z Capital Credit Partners CLO Ltd. 1.076% due 07/16/2027 •		135	135

Total Asset-Backed Securities (Cost $32,300)			31,923

SOVEREIGN ISSUES 12.1%
Argentina Government International Bond
0.500% due 07/09/2030 þ		228	77
1.125% due 07/09/2035 þ		150	47
34.163% (BADLARPP) due 10/04/2022 ~	ARS	100	0
36.162% (BADLARPP + 2.000%) due 04/03/2022 ~		3,393	19
Australia Government International Bond
1.250% due 02/21/2022	AUD	1,879	1,374
3.000% due 09/20/2025		2,152	1,822
Autonomous City of Buenos Aires 39.149% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	1,850	10
Canada Government Real Return Bond 4.250% due 12/01/2026 (c)	CAD	972	978
France Government International Bond
0.100% due 03/01/2026 (c)	EUR	2,344	3,004
0.250% due 07/25/2024 (c)		761	955
2.100% due 07/25/2023 (c)		2,551	3,188
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		7,142	9,161
1.400% due 05/26/2025 (c)		9,688	12,303
Japan Government International Bond
0.005% due 03/10/2031 (c)	JPY	211,672	1,948
0.100% due 03/10/2028 (c)		239,835	2,215
0.100% due 03/10/2029 (c)		445,202	4,126
Mexico Government International Bond 7.750% due 05/29/2031	MXN	7,972	397
New Zealand Government International Bond 2.000% due 09/20/2025	NZD	2,859	2,150
Peru Government International Bond 5.940% due 02/12/2029	PEN	1,000	243
Provincia de Buenos Aires
37.896% due 04/12/2025	ARS	980	5
37.989% due 05/31/2022		210	1
Qatar Government International Bond 3.875% due 04/23/2023		$400	421
Saudi Government International Bond 4.000% due 04/17/2025		260	285
United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	1,512	2,248
0.125% due 08/10/2028 (c)		2,177	3,652
1.250% due 11/22/2027 (c)		2,739	4,808
1.875% due 11/22/2022 (c)		743	1,086

Total Sovereign Issues (Cost $55,070)			56,523

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(d)		230,000	263

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2021 (Unaudited)

Total Preferred Securities (Cost $230)		263

SHORT-TERM INSTRUMENTS 36.5%
REPURCHASE AGREEMENTS (e) 34.2%		159,625

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 2.3%
0.033% due 02/17/2022 (a)(b)	$10,683	10,681

Total Short-Term Instruments (Cost $170,307)		170,306

Total Investments in Securities (Cost $700,579)		711,384

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	53,052	523

Total Short-Term Instruments (Cost $523)		523

Total Investments in Affiliates (Cost $523)		523

Total Investments 152.4% (Cost $701,102)		$711,907
Financial Derivative Instruments (g)(i) 1.4%(Cost or Premiums, net $(2,162))		6,623
Other Assets and Liabilities, net (53.8)%		(251,316)

Net Assets 100.0%		$467,214

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ				Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)				Coupon represents a weighted average yield to maturity.
(b)				Zero coupon security.
(c)				Principal amount of security is adjusted for inflation.
(d)				Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)				REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	0.030%	09/30/2021	10/01/2021	$20,900	U.S. Treasury Notes 0.250% due 09/30/2023		$(21,330)	$20,900	$20,900
BPS	0.030	09/30/2021	10/01/2021	20,900	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2030		(21,367)	20,900	20,900
	0.030	09/30/2021	10/01/2021	20,900	U.S. Treasury Notes 0.375% due 04/30/2025		(21,347)	20,900	20,900
	0.040	09/30/2021	10/01/2021	20,900	Ginnie Mae 2.500% due 04/20/2050		(21,624)	20,900	20,900
FICC	0.000	09/30/2021	10/01/2021	241	U.S. Treasury Notes 0.250% due 09/30/2023		(246)	241	241
GSC	0.030	09/30/2021	10/01/2021	20,900	Freddie Mac 2.000% due 10/01/2051		(21,603)	20,900	20,900
SAL	0.030	09/30/2021	10/01/2021	12,500	U.S. Treasury Notes 2.125% due 12/31/2022		(12,817)	12,500	12,500
SGY	0.030	09/30/2021	10/01/2021	20,900	U.S. Treasury Notes 0.750% due 03/31/2026		(21,349)	20,900	20,900
SSB	0.000	09/30/2021	10/01/2021	584	U.S. Treasury Notes 1.875% due 06/30/2026(2)		(596)	584	584
TDM	0.030	09/30/2021	10/01/2021	20,900	U.S. Treasury Bonds 1.375% due 08/15/2050		(21,393)	20,900	20,900

Total Repurchase Agreements							$(163,672)	$159,625	$159,625

SALE-BUYBACK TRANSACTIONS:
Counterparty				Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(3)		Payable for Sale-Buyback Transactions(4)

BCY				(0.060)%	09/24/2021	10/01/2021	$(2,264)		$(2,264)
				(0.030)	09/17/2021	10/01/2021	(24,154)		(24,154)
				0.030	09/16/2021	10/07/2021	(17,117)		(17,117)
BPG				0.080	10/01/2021	10/04/2021	(96,211)		(96,211)
CSN				0.080	09/28/2021	10/05/2021	(168,044)		(168,045)
MSC				0.070	09/30/2021	10/01/2021	(8,738)		(8,738)
				0.090	10/01/2021	10/04/2021	(30,754)		(30,753)
				0.090	10/04/2021	10/05/2021	(26,295)		(26,295)
UBS				0.070	09/17/2021	12/08/2021	(5,561)		(5,562)

Total Sale-Buyback Transactions									$(379,139)

(f)				Securities with an aggregate market value of $378,330 have been pledged as collateral under the terms of master agreements as of September 30, 2021.
(1)				Includes accrued interest.
(2)				Collateral is held in custody by the counterparty.
(3)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(187,008) at a weighted average interest rate of 0.073%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)				Payable for sale-buyback transactions includes $(3) of deferred price drop.
(g)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2021 (Unaudited)

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - IFED California Carbon Allowance December 2021 Futures	$25.000	12/15/2021	2	$2	$(1)	$(7)
Call - IFED California Carbon Allowance December 2021 Futures	30.000	12/15/2021	1	1	(1)	(1)
Call - NYMEX Crude December 2021 Futures	77.500	11/16/2021	12	12	(15)	(29)
Call - NYMEX Crude December 2021 Futures	80.000	11/16/2021	12	12	(14)	(20)
Call - NYMEX Crude November 2021 Futures	73.500	10/15/2021	12	12	(14)	(35)

Total Written Options	$(45)	$(92)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Arabica Coffee March Futures	03/2022	2	$148	$25	$0	$0
Brent 1st Line vs. Dubai 1st Line April Futures	04/2023	1	2	1	0	0
Brent 1st Line vs. Dubai 1st Line August Futures	08/2023	1	2	1	0	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2023	1	2	1	0	0
Brent 1st Line vs. Dubai 1st Line February Futures	02/2023	1	2	1	0	0
Brent 1st Line vs. Dubai 1st Line January Futures	01/2023	1	2	1	0	0
Brent 1st Line vs. Dubai 1st Line July Futures	07/2023	1	2	1	0	0
Brent 1st Line vs. Dubai 1st Line June Futures	06/2023	1	2	1	0	0
Brent 1st Line vs. Dubai 1st Line March Futures	03/2023	1	2	1	0	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2023	1	2	1	0	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2023	1	2	1	0	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2023	1	2	1	0	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2023	1	2	1	0	0
Brent Crude December Futures	10/2022	8	570	30	0	(1)
Brent Crude December Futures	10/2023	1	67	5	0	0
Brent Crude December Futures	10/2024	6	380	49	0	(3)
Brent Crude January Futures	11/2021	7	543	(2)	1	0
Brent Crude June Futures	04/2022	43	3,194	295	2	0
Brent Crude March Futures	01/2022	17	1,293	212	2	(1)
California Carbon Allowance Future Vintage December Futures	12/2021	47	1,288	420	8	0
California Carbon Allowance Vintage December Futures	12/2022	16	457	85	3	0
Call Options Strike @ EUR 113.2 on Eur-Schatz December 2021 Futures (1)	11/2021	58	0	0	0	0
Call Options Strike @ EUR 113.6 on Eur-Schatz December 2021 Futures (1)	11/2021	585	3	(1)	0	0
Call Options Strike @ EUR 137.750 on Euro-OAT December 2021 Futures (1)	11/2021	117	1	0	0	0
Cocoa December Futures	12/2021	12	318	29	8	0
Copper December Futures	12/2021	6	613	(48)	0	(17)
Cotton No. 2 March Futures	03/2022	4	208	29	6	0
Euro-Bund 10-Year Bond December Futures	12/2021	120	23,605	(348)	40	(46)
Gas Oil December Futures	12/2021	16	1,074	131	14	(2)
Gas Oil March Futures	03/2022	2	132	14	1	0
Gold 100 oz. December Futures	12/2021	19	3,338	(76)	92	0
Hard Red Winter Wheat March Futures	03/2022	9	333	7	9	0
Henry Hub Natural Gas April Futures	03/2023	1	8	0	0	0
Henry Hub Natural Gas August Futures	07/2023	1	8	0	0	0
Henry Hub Natural Gas December Futures	11/2022	1	10	2	0	0
Henry Hub Natural Gas June Futures	05/2023	1	8	0	0	0
Henry Hub Natural Gas March Futures	02/2023	1	10	1	0	0
Henry Hub Natural Gas May Futures	04/2023	1	8	0	0	0
Henry Hub Natural Gas November Futures	10/2022	1	10	1	0	0
Henry Hub Natural Gas October Futures	09/2023	1	8	1	0	0
Henry Hub Natural Gas September Futures	08/2023	1	8	0	0	0
Henry Hub Natural Gas Swap February 2023 Futures	01/2023	1	10	2	0	0
Henry Hub Natural Gas Swap January 2023 Futures	12/2022	1	11	2	0	0
Henry Hub Natural Gas Swap July 2023 Futures	06/2023	1	8	0	0	0
ICE Carbon Emissions December Futures	12/2021	8	572	70	9	(11)
Iron Ore January Futures	01/2022	70	805	5	16	0
Lead January Futures	01/2022	3	157	(9)	0	(9)
Live Cattle February Futures December Futures	12/2021	21	1,056	(64)	0	(11)
Natural Gas April Futures	03/2022	1	44	20	8	(6)
Natural Gas August Futures	07/2022	1	37	13	11	0
Natural Gas February Futures	01/2022	1	60	1	1	0
Natural Gas July Futures	06/2022	1	37	13	12	0
Natural Gas June Futures	05/2022	1	36	12	11	0
Natural Gas March Futures	02/2022	2	110	29	7	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2021 (Unaudited)

Natural Gas May Futures	04/2022	13	497	93	13	0
Natural Gas May Futures	04/2022	1	38	13	11	0
Natural Gas November Futures	10/2021	6	489	73	73	0
Natural Gas September Futures	08/2022	1	36	12	11	0
New York Harbor March Futures	02/2022	2	192	13	2	0
Nickel January Futures	01/2022	3	323	(25)	0	(25)
Platinum January Futures	01/2022	2	96	(5)	2	0
RBOB Gasoline March Futures	02/2022	1	90	11	1	0
Soybean January Futures	01/2022	93	3,712	(110)	0	(120)
U.S. Treasury 2-Year Note December Futures	12/2021	463	101,885	(59)	18	0
U.S. Treasury 5-Year Note December Futures	12/2021	1,124	137,962	(784)	102	0
White Sugar March Futures	02/2022	6	155	3	3	0
WTI Crude December Futures	11/2021	13	971	116	3	0
WTI Crude December Futures	11/2022	12	812	96	0	(1)
WTI Crude June Futures	05/2023	65	4,207	358	0	(11)
WTI Crude March Futures	02/2023	8	529	31	0	(1)
WTI Crude November Futures	10/2021	7	525	14	1	0
WTI Crude September Futures	08/2022	8	554	37	0	0
Zinc January Futures	01/2022	2	149	(2)	0	(2)

				$852	$501	$(267)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum January Futures	01/2022	6	$(428)	$3	$3	$0
Arabica Coffee December Futures	12/2021	5	(364)	(25)	0	(1)
Australia Government 3-Year Note December Futures	12/2021	22	(1,852)	2	1	(1)
Australia Government 10-Year Bond December Futures	12/2021	8	(818)	14	1	0
Brent 1st Line vs. Dubai 1st Line April Futures	04/2022	1	(3)	0	0	0
Brent 1st Line vs. Dubai 1st Line August Futures	08/2022	1	(2)	0	0	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2022	1	(2)	0	0	0
Brent 1st Line vs. Dubai 1st Line February Futures	02/2022	1	(3)	0	0	0
Brent 1st Line vs. Dubai 1st Line January Futures	01/2022	1	(3)	0	0	0
Brent 1st Line vs. Dubai 1st Line July Futures	07/2022	1	(2)	0	0	0
Brent 1st Line vs. Dubai 1st Line June Futures	06/2022	1	(2)	0	0	0
Brent 1st Line vs. Dubai 1st Line March Futures	03/2022	1	(3)	0	0	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2022	1	(2)	0	0	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2022	1	(2)	0	0	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2022	1	(2)	0	0	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2022	1	(2)	0	0	0
Brent Crude December Futures	10/2021	9	(705)	(28)	4	(2)
Brent Crude June Futures	04/2023	65	(4,477)	(413)	12	0
Brent Crude September Futures	07/2022	2	(145)	(7)	0	0
California Carbon Allowance Current Auction Clearing Price February Futures	02/2022	1	0	0	0	0
Call Options Strike @ USD 74.000 on Brent Crude December 2021 Futures (1)	10/2021	12	(66)	(50)	0	(2)
Call Options Strike @ USD 76.000 on Brent Crude December 2021 Futures (1)	10/2021	12	(49)	(35)	0	(2)
Call Options Strike @ USD 83.000 on Brent Crude January 2021 Futures (1)	11/2021	12	(23)	(1)	0	(3)
Call Options Strike @ USD 84.000 on Brent Crude January 2021 Futures (1)	11/2021	12	(20)	(1)	0	(3)
Corn December Futures	12/2021	96	(2,576)	81	11	0
Corn March Futures	03/2022	3	(82)	(1)	0	0
Euro-Bobl December Futures	12/2021	117	(18,287)	66	9	(15)
Euro-BTP Italy Government Bond December Futures	12/2021	79	(12,222)	81	25	(25)
Euro-Buxl 30-Year Bond December Futures	12/2021	39	(9,186)	252	59	(26)
Euro-OAT France Government 10-Year Bond December Futures	12/2021	6	(1,153)	21	2	(2)
Euro-Schatz December Futures	12/2021	643	(83,572)	67	4	(4)
Hard Red Winter Wheat December Futures	12/2021	13	(476)	(17)	0	(13)
Japan Government 10-Year Bond June Futures December Futures	12/2021	6	(8,160)	25	3	(3)
Lean Hogs December Futures	12/2021	27	(922)	(58)	0	(20)
Natural Gas April Futures	03/2022	9	(360)	(91)	0	(11)
Natural Gas December Futures	11/2021	5	(423)	(62)	0	(81)
Natural Gas February Futures	01/2022	4	(304)	(141)	0	(59)
Natural Gas January Futures	12/2021	4	(338)	(157)	0	(65)
Natural Gas January Futures	12/2021	9	(547)	(42)	0	(33)
Natural Gas March Futures	02/2022	4	(318)	(138)	0	(63)
Natural Gas October Futures	09/2022	4	(157)	(4)	0	(4)
Palladium December Futures	12/2021	1	(190)	48	0	(7)
Put Options Strike @ USD 50.000 on Brent Crude December 2021 Futures (1)	10/2021	3	0	4	0	0
Soybean March Futures	03/2022	2	(127)	2	3	0
Soybean Meal March Futures	03/2022	6	(200)	8	7	0
Soybean Oil January Futures	01/2022	6	(211)	(4)	0	(2)
Soybean Oil March Futures	03/2022	2	(70)	(3)	0	(1)
Sugar No. 11 March Futures	02/2022	4	(91)	(1)	0	(3)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2021 (Unaudited)

U.S. Treasury 10-Year Note December Futures	12/2021	352	(46,327)	678	0	(50)
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures	12/2021	161	(23,385)	356	1	(25)
U.S. Treasury 30-Year Bond December Futures	12/2021	252	(40,123)	1,052	1	(32)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	34	(6,496)	217	5	0
United Kingdom Long Gilt December Futures	12/2021	74	(12,478)	289	51	(9)
Wheat December Futures	12/2021	13	(472)	0	0	(10)
Wheat March Futures	03/2022	7	(258)	(4)	0	(5)
WTI Crude December Futures	11/2022	34	(2,302)	(152)	3	0
WTI Crude December Futures	11/2023	1	(62)	(5)	0	0
WTI Crude December Futures	11/2024	6	(351)	(46)	3	0
WTI Crude June Futures	05/2022	49	(3,486)	(350)	0	(2)
WTI Crude March Futures	02/2022	2	(146)	(4)	0	0

$1,426	$208	$(584)

Total Futures Contracts	$2,278	$709	$(851)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.353%	$200	$(11)	$14	$3	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	3-Month EUR-EURIBOR	0.526%	Annual	11/21/2023	EUR	10,300	$0	$(18)	$(18)	$0	$0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,000	3	(56)	(53)	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	$600	31	(54)	(23)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	195,330	(4)	(23)	(27)	0	(1)
Pay	CPTFEMU	1.380	Maturity	03/15/2031	EUR	3,300	(23)	(236)	(259)	9	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033	400	(1)	1	0	0	0
Pay	CPTFEMU	1.945	Maturity	11/15/2048	100	0	2	2	0	0
Pay	CPURNSA	1.280	Maturity	11/02/2021	$2,100	0	(84)	(84)	0	0
Pay	CPURNSA	1.290	Maturity	11/05/2021	3,500	0	(139)	(139)	0	0
Receive	CPURNSA	2.069	Maturity	07/15/2022	700	0	25	25	1	0
Receive	CPURNSA	2.500	Maturity	07/15/2022	1,200	(178)	102	(76)	1	0
Receive	CPURNSA	2.210	Maturity	02/05/2023	3,970	0	119	119	0	(1)
Receive	CPURNSA	2.263	Maturity	04/27/2023	2,120	0	55	55	3	0
Receive	CPURNSA	2.560	Maturity	05/08/2023	13,100	(2,128)	1,347	(781)	19	0
Receive	CPURNSA	2.263	Maturity	05/09/2023	630	0	17	17	1	0
Receive	CPURNSA	2.281	Maturity	05/10/2023	960	0	23	23	0	(1)
Receive	CPURNSA	2.703	Maturity	05/25/2026	130	0	3	3	0	0
Pay	CPURNSA	2.102	Maturity	07/20/2027	1,800	0	(123)	(123)	0	0
Pay	CPURNSA	2.080	Maturity	07/25/2027	1,300	0	(92)	(92)	0	0
Pay	CPURNSA	2.122	Maturity	08/01/2027	1,900	0	(127)	(127)	1	0
Receive	CPURNSA	1.794	Maturity	08/24/2027	600	0	62	62	0	0
Receive	CPURNSA	1.798	Maturity	08/25/2027	300	0	31	31	0	0
Receive	CPURNSA	1.890	Maturity	08/27/2027	300	0	29	29	0	0
Pay	CPURNSA	2.180	Maturity	09/20/2027	650	0	(41)	(41)	0	0
Pay	CPURNSA	2.150	Maturity	09/25/2027	600	0	(40)	(40)	0	0
Pay	CPURNSA	2.155	Maturity	10/17/2027	1,400	0	(92)	(92)	0	0
Pay	CPURNSA	2.335	Maturity	02/05/2028	2,010	4	(83)	(79)	1	0
Pay	CPURNSA	2.352	Maturity	05/09/2028	630	0	(23)	(23)	0	0
Pay	CPURNSA	2.360	Maturity	05/09/2028	950	0	(33)	(33)	0	0
Pay	CPURNSA	2.364	Maturity	05/10/2028	960	0	(33)	(33)	0	0
Pay	CPURNSA	2.370	Maturity	06/06/2028	1,800	0	(65)	(65)	0	0
Receive	CPURNSA	2.573	Maturity	08/26/2028	1,100	0	14	14	0	0
Receive	CPURNSA	2.645	Maturity	09/10/2028	500	0	2	2	0	0
Pay	CPURNSA	2.165	Maturity	04/16/2029	1,100	0	(73)	(73)	0	0
Pay	CPURNSA	1.954	Maturity	06/03/2029	400	0	(35)	(35)	0	0
Pay	CPURNSA	1.998	Maturity	07/25/2029	2,800	2	(231)	(229)	0	0
Receive	CPURNSA	2.311	Maturity	02/24/2031	8,300	4	498	502	1	0
Receive	FRCPXTOB	1.030	Maturity	03/15/2024	EUR	800	0	10	10	0	0
Pay	FRCPXTOB	1.618	Maturity	07/15/2028	520	0	15	15	2	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	390	1	24	25	2	0
Pay	UKRPI	3.220	Maturity	03/15/2022	GBP	1,100	0	(46)	(46)	0	(1)
Receive	UKRPI	4.220	Maturity	08/15/2022	1,100	0	29	29	2	0
Receive	UKRPI	4.180	Maturity	09/15/2022	1,700	0	39	39	2	0
Receive	UKRPI	4.480	Maturity	09/15/2023	500	0	5	5	0	(1)
Pay	UKRPI	3.330	Maturity	01/15/2025	12,100	358	(899)	(541)	43	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2021 (Unaudited)

Pay	UKRPI	3.633	Maturity	12/15/2028	200	0	(4)	(4)	2	0
Pay	UKRPI	3.400	Maturity	01/15/2030	3,800	(2)	(333)	(335)	40	0
Pay	UKRPI	3.480	Maturity	01/15/2030	100	1	(8)	(7)	1	0
Pay	UKRPI	3.346	Maturity	05/15/2030	300	1	(33)	(32)	3	0
Pay	UKRPI	3.400	Maturity	06/15/2030	2,100	35	(120)	(85)	28	0
Pay	UKRPI	3.475	Maturity	08/15/2030	200	2	(24)	(22)	2	0
Pay	UKRPI	3.624	Maturity	02/15/2031	1,300	0	(126)	(126)	16	0
Pay	UKRPI	3.750	Maturity	04/15/2031	1,940	1	(148)	(147)	22	0
Pay	UKRPI	4.066	Maturity	09/15/2031	100	0	1	1	1	0
Pay	UKRPI	3.566	Maturity	03/15/2036	300	0	(35)	(35)	5	0
Pay	UKRPI	3.580	Maturity	03/15/2036	800	(5)	(84)	(89)	12	0

$(1,898)	$(1,108)	$(3,006)	$220	$(6)

Total Swap Agreements	$(1,909)	$(1,094)	$(3,003)	$220	$(6)

(h)

Securities with an aggregate market value of $895 and cash of $4,695 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.

(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2021	$308	CNH	1,994	$1	$0
10/2021	15,659	GBP	11,581	0	(55)
11/2021	EUR	139	$164	3	0
11/2021	GBP	11,581	15,660	55	0
11/2021	$464	EUR	395	0	(6)
BPS	10/2021	AUD	3,133	$2,299	35	0
10/2021	CAD	1,276	1,005	0	(2)
10/2021	GBP	2,276	3,137	70	0
10/2021	MXN	7,847	387	7	0
10/2021	$183	CNH	1,188	1	0
10/2021	389	MXN	7,847	0	(9)
11/2021	EUR	33	$39	1	0
11/2021	IDR	7,927,788	551	0	0
01/2022	MXN	7,847	383	8	0
07/2022	$153	EUR	127	0	(6)
CBK	10/2021	GBP	310	$428	11	0
10/2021	NZD	3,073	2,166	44	0
11/2021	EUR	933	1,097	16	0
11/2021	$207	EUR	176	0	(3)
12/2021	102	CNH	664	0	0
02/2022	PEN	1,068	$278	22	0
GLM	10/2021	EUR	2,460	2,881	31	0
10/2021	GBP	152	211	6	0
10/2021	$93	CNH	602	0	0
12/2021	102	666	0	0
12/2021	307	IDR	4,423,039	0	(1)
07/2022	EUR	141	$175	11	0
07/2022	$172	EUR	141	0	(8)
11/2022	EUR	127	$157	8	0
HUS	10/2021	CNH	858	133	0	0
11/2021	EUR	51	60	1	0
11/2021	IDR	6,861,645	477	0	0
11/2021	$133	CNH	860	0	0
11/2021	12	EUR	11	1	0
12/2021	13	12	1	0
12/2021	90	IDR	1,300,033	0	0
07/2022	EUR	69	$86	5	0
07/2022	$212	EUR	175	0	(9)
JPM	10/2021	EUR	11	$12	0	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2021 (Unaudited)

	11/2021		11		12		0	0
	11/2021		$268	IDR	3,858,018		0	0
	12/2021	EUR	12		$13		0	0
	07/2022		106		122		0	(1)
MYI	10/2021		$2,132	NZD	3,073		0	(11)
	11/2021	NZD	3,073		$2,132		11	0
	11/2021		$88	IDR	1,262,903		0	0
SCX	10/2021	EUR	32,493		$38,380		742	0
	10/2021	GBP	8,843		12,118		203	0
	10/2021	JPY	911,200		8,296		109	0
	11/2021	EUR	34,953		40,531		21	0
	11/2021	JPY	911,200		8,168		0	(21)
	12/2021		$121	CNH	787		0	0
	12/2021		187	IDR	2,683,569		0	(1)
SSB	11/2021	GBP	4		$6		0	0
TOR	10/2021		$12	EUR	10		1	0
	12/2021		110	CNH	714		0	0
	12/2021		94	IDR	1,344,803		0	0

Total Forward Foreign Currency Contracts							$1,425	$(133)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	950	$1	$135
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	1,190	91	168
BRC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	610	45	86
MYC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	900	66	129

							$203	$518

STRADDLE OPTIONS
Counterparty	Description			Exercise Level(2)	Expiration Date	Notional Amount(1)	Cost(2)	Market Value

BOA	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement			0.000%	06/16/2023	14	$2	$2
MYC	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement			0.000	06/16/2023	22	2	2

							$4	$4

Total Purchased Options							$207	$522

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000%	11/17/2021	200	$(1)	$0
	Put - OTC CDX.HY-36 5-Year Index		Sell	103.000	11/17/2021	200	(1)	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.700	11/17/2021	500	(1)	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	11/17/2021	700	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.700	12/15/2021	300	0	0
BPS	Put - OTC CDX.HY-36 5-Year Index		Sell	104.000	12/15/2021	100	0	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	11/17/2021	800	(1)	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	12/15/2021	700	(1)	0
BRC	Put - OTC CDX.IG-37 5-Year Index		Sell	0.850	01/19/2022	2,300	(2)	(3)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	12/15/2021	200	(1)	(1)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	500	(3)	(3)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	3.750	01/19/2022	200	(1)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.850	10/20/2021	640	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.700	12/15/2021	2,600	(3)	(2)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.750	01/19/2022	500	(1)	(1)
CBK	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	200	(1)	(1)
DUB	Put - OTC CDX.HY-36 5-Year Index		Sell	101.000	11/17/2021	300	(1)	0
	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	01/19/2022	200	(1)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	12/15/2021	500	0	0
FBF	Put - OTC CDX.HY-36 5-Year Index		Sell	104.000	12/15/2021	200	(1)	(1)
GST	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	11/17/2021	400	(2)	(1)
	Put - OTC CDX.HY-36 5-Year Index		Sell	101.000	12/15/2021	200	(1)	(1)
	Put - OTC CDX.HY-36 5-Year Index		Sell	104.000	12/15/2021	100	0	0
	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	01/19/2022	100	0	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	11/17/2021	400	0	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	12/15/2021	200	0	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.725	01/19/2022	800	(1)	(1)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2021 (Unaudited)

JPM	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	12/15/2021	200	(1)	(1)
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	100	(1)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	500	(1)	0
MYC	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	2,000	(2)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	2,400	(2)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	800	(1)	0

$(34)	$(23)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(55)	$(2)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	600	(4)	0

$(59)	$(2)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	2,900	$0	$(133)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	3,590	(89)	(165)
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	1,810	(44)	(83)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.526	11/17/2022	20,500	(32)	(5)
MYC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	2,800	(68)	(128)

$(233)	$(514)

OPTIONS ON INDICES
Counterparty	Description	Strike Value	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Call - OTC BCOMTR Index	105.000	11/23/2021	2	$(1)	$(2)
Call - OTC BCOMTR Index	90.000	01/14/2022	4	(14)	(51)
JPM	Call - OTC BCOMTR Index	90.000	01/18/2022	2	(6)	(26)
MYC	Call - OTC BCOMTR Index	93.940	03/02/2022	2	(6)	(19)
UAG	Call - OTC BCOMTR Index	100.500	11/29/2021	1	(2)	(2)
Put - OTC BCOMTR Index	100.500	11/29/2021	1	(2)	(2)
Call - OTC BCOMTR Index	102.600	03/02/2022	3	(4)	(15)

$(35)	$(117)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	$101.578	11/03/2021	100	$(1)	$0
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.531	11/03/2021	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.609	11/03/2021	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	98.555	12/06/2021	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.555	12/06/2021	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.602	10/07/2021	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.813	10/07/2021	100	0	0
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2051	102.430	10/14/2021	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	100.672	10/07/2021	100	0	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.188	10/07/2021	100	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.734	10/07/2021	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.672	10/07/2021	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.336	11/03/2021	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.473	11/03/2021	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.508	11/03/2021	200	(1)	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2021 (Unaudited)

	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.531	11/03/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.547	11/03/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.563	11/03/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.734	10/07/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.766	10/07/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.906	10/07/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	104.320	10/07/2021	200	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 11/01/2051	103.375	11/03/2021	500	(2)	(1)
SAL	Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2051	100.648	10/14/2021	200	0	0
	Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2051	100.781	10/14/2021	200	(1)	0
	Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2051	100.938	10/14/2021	100	0	0
	Put - OTC Ginnie Mae, TBA 2.000% due 11/01/2051	100.469	11/12/2021	200	(1)	(1)
	Put - OTC Ginnie Mae, TBA 2.000% due 11/01/2051	100.953	11/12/2021	300	(1)	(1)
	Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2051	102.281	10/14/2021	200	0	0
	Put - OTC Ginnie Mae, TBA 2.500% due 11/01/2051	103.070	11/12/2021	300	(1)	(1)
	Put - OTC Ginnie Mae, TBA 3.000% due 10/01/2051	103.719	10/14/2021	400	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	100.813	10/07/2021	1,500	(6)	(9)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.727	10/07/2021	200	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.750	10/07/2021	300	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.813	10/07/2021	1,400	(3)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	99.656	11/03/2021	200	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	99.859	11/03/2021	400	(1)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	100.414	11/03/2021	800	(2)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.000	11/03/2021	300	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.156	11/03/2021	200	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.367	11/03/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.391	11/03/2021	300	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.438	11/03/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.508	11/03/2021	200	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.563	11/03/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.656	11/03/2021	200	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.859	11/03/2021	400	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	98.891	12/06/2021	400	(2)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	98.922	12/06/2021	600	(2)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	99.156	12/06/2021	300	(1)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	99.703	12/06/2021	200	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.891	12/06/2021	400	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.922	12/06/2021	600	(1)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	101.156	12/06/2021	300	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	101.203	12/06/2021	200	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.977	10/07/2021	200	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 10/01/2051	104.016	10/07/2021	200	0	0

					$(42)	$(32)

Total Written Options					$(403)	$(688)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2021 (Unaudited)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit		Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	EURMARGIN 1Q22		$5.820	Maturity	03/31/2022	6,300	$5	$4	$9	$0
	Pay	EURMARGIN 4Q21		5.220	Maturity	12/31/2021	300	0	(1)	0	(1)
	Receive	EURMARGIN CAL21		6.120	Maturity	12/31/2021	150	0	0	0	0
	Pay	HOBR CAL21		11.994	Maturity	12/31/2021	300	0	(3)	0	(3)
	Receive	ULSDCO CAL21		9.170	Maturity	12/31/2021	300	0	1	1	0
CBK	Receive	HOBR CAL21		15.670	Maturity	12/31/2021	288	0	1	1	0
	Receive	MEHMID CAL20-21		1.840	Maturity	12/31/2021	400	0	(1)	0	(1)
CIB	Receive	GOLDLNPM Index		1,776.421	Maturity	11/29/2021	200	0	(4)	0	(4)
GST	Receive	EURMARGIN CAL21		3.500	Maturity	12/31/2021	300	0	1	1	0
	Receive	HOBR CAL21		14.080	Maturity	12/31/2021	300	0	2	2	0
	Pay	HOBR CAL21		17.320	Maturity	12/31/2021	900	0	(3)	0	(3)
	Pay	LLSMEH 1H22		1.000	Maturity	06/30/2022	1,200	0	1	1	0
	Pay	LLSMEH 2H22		1.000	Maturity	12/31/2022	600	0	0	0	0
	Pay	LLSMEH CAL22		1.000	Maturity	12/31/2022	1,200	0	1	1	0
JPM	Pay	EURMARGIN 1Q22		5.850	Maturity	03/31/2022	1,800	0	(2)	0	(2)
	Receive	EURMARGIN CAL21		6.350	Maturity	12/31/2021	540	(1)	2	1	0
	Receive	EUROBOBCO CAL21		7.700	Maturity	12/31/2021	2,025	(11)	11	0	0
	Pay	GCZ1 Index		1,799.900	Maturity	11/24/2021	1,000	0	43	43	0
	Receive	GOLDLNPM Index		1,889.912	Maturity	11/29/2022	100	0	(13)	0	(13)
	Receive	HOBR CAL21		15.500	Maturity	12/31/2021	312	0	2	2	0
	Receive	LLSCO CAL21		1.700	Maturity	12/31/2021	600	0	0	0	0
	Pay	LLSMEH 1H22		1.050	Maturity	06/30/2022	600	0	0	0	0
	Receive	MEHCO CAL22		2.820	Maturity	12/31/2022	3,600	0	3	3	0
	Receive	MEHCO CAL22		2.300	Maturity	12/31/2022	2,400	0	1	1	0
MAC	Receive	EURMARGIN 1Q22		6.790	Maturity	03/31/2022	1,200	0	1	1	0
	Receive	EURMARGIN 4Q21		5.300	Maturity	12/31/2021	1,800	0	4	4	0
	Receive	EURMARGIN CAL21		3.100	Maturity	12/31/2021	3,000	0	14	14	0
	Receive	EUROBOBCO CAL21		4.950	Maturity	12/31/2021	2,100	(14)	20	6	0
	Receive	HOBR CAL21		16.250	Maturity	12/31/2021	300	0	1	1	0
	Receive	LLSCO CAL22		2.800	Maturity	12/31/2022	1,200	0	2	2	0
	Receive	MEHCO CAL21		3.250	Maturity	12/31/2021	300	0	0	0	0
	Receive	MEHCO CAL22		2.300	Maturity	12/31/2022	1,200	0	0	0	0
	Receive	MEHMID CAL21		1.100	Maturity	12/31/2021	200	0	0	0	0
MEI	Receive	GOLDLNPM Index		1,774.369	Maturity	11/29/2021	300	0	(5)	0	(5)
MYC	Receive	EURMARGIN 1H22		6.210	Maturity	06/30/2022	1,200	0	2	2	0
	Receive	EURMARGIN CAL21		3.450	Maturity	12/31/2021	150	0	1	1	0
	Receive	EURMARGIN F2-M2		6.200	Maturity	06/30/2022	600	0	1	1	0
	Receive	EUROBOBCO CAL21		5.600	Maturity	12/31/2021	600	0	1	1	0
	Pay	LLSCO CAL21		1.250	Maturity	12/31/2021	600	0	0	0	0
	Receive	LLSCO CAL22		2.500	Maturity	12/31/2022	1,200	0	1	1	0
	Receive	LLSCO CAL22		2.100	Maturity	12/31/2022	2,400	0	1	1	0
	Receive	MEHCO CAL22		2.360	Maturity	12/31/2022	1,200	0	1	1	0
	Receive	MEHCO CAL22		2.330	Maturity	12/31/2022	1,200	0	1	1	0
	Receive	MEHCO CAL22		2.300	Maturity	12/31/2022	1,200	0	0	0	0
	Receive	TTFNBP 1Q22	GBP	5.360	Maturity	03/31/2022	180,000	0	(6)	0	(6)
	Receive	TTFNBP 1Q22		5.150	Maturity	03/31/2022	90,000	0	(3)	0	(3)
	Receive	TTFNBP 1Q22		5.000	Maturity	03/31/2022	180,000	0	(7)	0	(7)
	Receive	TTFNBP V1-H2		4.250	Maturity	03/31/2022	182,000	0	(8)	0	(8)
	Receive	TTFNBP V1-H2		4.130	Maturity	03/31/2022	182,000	0	(9)	0	(9)
	Pay	TTFNBP V21		0.700	Maturity	10/31/2021	31,000	0	2	2	0
	Pay	TTFNBP V21		0.350	Maturity	10/31/2021	31,000	0	2	2	0
	Receive	ULSDCO CAL21		$6.450	Maturity	12/31/2021	300	0	2	2	0
	Receive	ULSDCO CAL21		6.630	Maturity	12/31/2021	300	0	2	2	0

								$(21)	$67	$111	$(65)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	CMBX.NA.AAA.8 Index			0.500%	Monthly	10/17/2057	$800	$(42)	$49	$7	$0
GST	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	300	(17)	20	3	0
SAL	CMBX.NA.AAA.12 Index			0.500	Monthly	08/17/2061	400	(1)	3	2	0

								$(60)	$72	$12	$0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2021 (Unaudited)

TOTAL RETURN SWAPS ON COMMODITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	BCOMF1NTC Index	17,434	0.120%	Monthly	02/15/2022	$2,210	$0	$3	$3	$0
	Receive	BCOMF1TC Index	83,211	0.175% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	7,620	0	98	98	0
	Receive	BCOMTR Index	131,416	0.155% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	27,946	0	328	328	0
CBK	Receive	BCOMF1TC Index	421	0.175% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	44	0	1	1	0
	Receive	BCOMTR Index	233,450	0.155% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	49,644	0	583	583	0
	Receive	CIXBSTR3 Index	105,682	0.185% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	24,716	0	296	296	0
CIB	Receive	BCOMTR Index	5,671	0.155% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	1,206	0	14	14	0
	Receive	PIMCODB Index	24,083	0.000%	Monthly	02/15/2022	3,054	0	20	20	0
FBF	Receive	BCOMTR Index	125,200	0.135% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	26,624	0	313	313	0
GST	Receive	BCOMTR Index	2,717	0.000%	Maturity	01/14/2022	221	20	33	53	0
	Receive	BCOMF1TC Index	102,940	0.175% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	34,929	0	450	450	0
	Receive	BCOMTR Index	103,092	0.165% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	21,923	0	257	257	0
	Receive	CMDSKEWLS Index	12,736	0.250%	Monthly	02/15/2022	2,352	0	(45)	0	(45)
JPM	Receive	JMABFNJ2 Index	24,745	0.000%	Monthly	12/31/2021	2,393	0	0	0	0
	Receive	BCOMTR Index	3,452	0.000%	Maturity	01/18/2022	278	43	27	70	0
	Receive	BCOMF1TC Index	1,416	0.185% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	251	0	3	3	0
	Receive	BCOMTR Index	124,712	0.165% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	26,521	0	311	311	0
	Receive	JMABNIC5 Index	61,021	0.000%	Monthly	02/15/2022	8,863	0	(21)	0	(21)
MAC	Receive	BCOMTR Index	78,211	0.165% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	16,632	0	195	195	0
	Receive	BCOMTR1 Index	131,416	0.165% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	13,807	0	162	162	0
	Receive	PIMCODB Index	24,069	0.000%	Monthly	02/15/2022	3,004	0	18	18	0
MEI	Receive	BCOMTR2 Index	292,026	0.155% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	46,502	0	545	545	0
MYC	Receive	BCOMTR Index	412,483	0.145% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	87,717	0	1,031	1,031	0
	Receive	BCOMTR1 Index	80,105	0.185% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	49,577	0	582	582	0
	Receive	BCOMTR Index	1,041	0.000%	Maturity	03/02/2022	89	3	13	16	0
RBC	Receive	RBCAEC0T Index	50,266	0.135% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	3,634	0	43	43	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2021 (Unaudited)

SOG	Receive	BCOMTR Index	36,153	0.115% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	7,688	0	91	91	0
Receive	BCOMTR Index	2,272	0.165% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	483	0	6	6	0
UAG	Receive	BCOMTR Index	981	0.000%	Maturity	03/02/2022	84	3	12	15	0

$69	$5,369	$5,504	$(66)

VOLATILITY SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	GOLDLNPM Index(7)	4.347%	Maturity	03/04/2022	$777	$0	$16	$16	$0
Pay	GOLDLNPM Index(7)	6.970	Maturity	08/02/2024	67	0	2	2	0
UAG	Pay	GOLDLNPM Index(7)	5.153	Maturity	12/05/2022	176	0	3	3	0

$0	$21	$21	$0

Total Swap Agreements	$(12)	$5,529	$5,648	$(131)

(j)

Securities with an aggregate market value of $34 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(7)	Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,911	$0	$6,911
Industrials	0	454	0	454
Utilities	0	769	0	769
U.S. Government Agencies	0	20,544	0	20,544
U.S. Treasury Obligations	0	415,253	0	415,253
Non-Agency Mortgage-Backed Securities	0	8,438	0	8,438
Asset-Backed Securities	0	31,923	0	31,923
Sovereign Issues	0	56,523	0	56,523
Preferred Securities
Banking & Finance	0	263	0	263
Short-Term Instruments
Repurchase Agreements	0	159,625	0	159,625
U.S. Treasury Bills	0	10,681	0	10,681

$0	$711,384	$0	$711,384
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$523	$0	$0	$523

Total Investments	$523	$711,384	$0	$711,907

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	582	347	0	929
Over the counter	0	7,595	0	7,595

$582	$7,942	$0	$8,524
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(836)	(113)	0	(949)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2021 (Unaudited)

Over the counter	(1)	(951)	0	(952)

	$(837)	$(1,064)	$0	$(1,901)

Total Financial Derivative Instruments	$(255)	$6,878	$0	$6,623

Totals	$268	$718,262	$0	$718,530

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on July 21, 2006, as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary on August 1, 2006, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 39.1% of the Portfolio’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker

Notes to Financial Statements (Cont.)

Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolio may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options.

The Portfolio may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated the Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to the Portfolio is treated as qualifying dividends; and (iii) that income inclusion by the Portfolio of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its prospectus.

Notes to Financial Statements (Cont.)

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as ordinary income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

4. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$5,925	$208,203	$(213,600)	$(4)	$(1)	$523	$4	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.
BOS	BofA Securities, Inc.	GSC	Goldman Sachs & Co. LLC	SCX	Standard Chartered Bank, London
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SGY	Societe Generale, NY
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale Paris
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MAC	Macquarie Bank Limited	TDM	TD Securities (USA) LLC
CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CSN	Credit Suisse AG (New York)	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC
FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	MXN	Mexican Peso
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	USD (or $)	United States Dollar

Exchange Abbreviations:
ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange	OTC	Over the Counter
IFED	ICE Futures U.S. Energy Division

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	LLSCO	Light Louisiana Sweet WTI Crude Oil Options
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	CPTFEMU	Eurozone HICP ex-Tobacco Index	LLSMEH	Light Louisiana Sweet WTI Crude Oil Options vs. Magellan East Houston WTI Crude Oil Options
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MEHCO	Magellan East Houston WTI Crude Oil Options
BCOMTR	Bloomberg Commodity Index Total Return	EURMARGIN	European Refined Margin	MEHMID	Magellan East Houston WTI Crude Oil vs. WTI Midland Crude Oil
BRENT	Brent Crude	EUROBOBCO	Margin Eurobob Gasoline vs. Brent	PIMCODB	PIMCO Custom Commodity Basket
CDX.HY	Credit Derivatives Index - High Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCAEC	Custom Commodity Forward Index
CDX.IG	Credit Derivatives Index - Investment Grade	GOLDLNPM	London Gold Market Fixing Ltd. PM	TTFNBP	Title Transfer Facility National Balancing Point
CIXBSTR3	Custom Commodity Index	HOBR	Heating Oil Brent Crude	UKRPI	United Kingdom Retail Prices Index
CMBX	Commercial Mortgage-Backed Index	JMABFNJ	J.P. Morgan Custom Commodity Index	ULSDCO	Ultra-Low Sulfur Diesel Crude
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMABNIC5	J.P. Morgan Custom Commodity Index	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	WTI	West Texas Intermediate
DAC	Designated Activity Company	oz.	Ounce

Schedule of Investments PIMCO Dynamic Bond Portfolio	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.6%
Caesars Resort Collection LLC 2.834% (LIBOR03M + 2.750%) due 12/23/2024 ~		$289	$287
Carnival Corp. 3.750% (LIBOR03M + 3.000%) due 06/30/2025 ~		198	198
Charter Communications Operating LLC 1.840% (LIBOR03M + 1.750%) due 02/01/2027 ~		190	189
Dei Sales, Inc. 5.584% - 6.250% (LIBOR03M + 5.500%) due 04/23/2028 «~		298	296
Dell International LLC 2.000% (LIBOR03M + 1.750%) due 09/19/2025 ~		126	127
Medline Industries, Inc. TBD% due 08/04/2022 «		300	296
RegionalCare Hospital Partners Holdings, Inc. 3.835% (LIBOR03M + 3.750%) due 11/16/2025 ~		456	455

Total Loan Participations and Assignments (Cost $1,840)			1,848

CORPORATE BONDS & NOTES 28.6%
BANKING & FINANCE 13.9%
American Assets Trust LP 3.375% due 02/01/2031		200	207
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		40	39
Banco Santander S.A. 1.849% due 03/25/2026		200	203
Barclays PLC 4.375% due 01/12/2026		300	335
BNP Paribas S.A. 4.705% due 01/10/2025 •		200	217
Credit Suisse AG 6.500% due 08/08/2023 (h)		400	439
Credit Suisse Group AG 3.750% due 03/26/2025		450	485
Deutsche Bank AG 4.250% due 10/14/2021		750	751
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		100	113
Ford Motor Credit Co. LLC
3.550% due 10/07/2022		300	306
5.596% due 01/07/2022		300	304
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •		400	441
HSBC Holdings PLC 4.292% due 09/12/2026 •		500	552
Intesa Sanpaolo SpA 3.250% due 09/23/2024		400	422
LeasePlan Corp. NV 2.875% due 10/24/2024		500	524
Lloyds Banking Group PLC 7.625% due 06/27/2023 •(g)(h)	GBP	300	436
MPT Operating Partnership LP 2.500% due 03/24/2026		200	274
Nationwide Building Society 4.302% due 03/08/2029 •		$500	563
Natwest Group PLC 4.892% due 05/18/2029 •		200	233
OneMain Finance Corp. 6.125% due 03/15/2024		200	214
Park Intermediate Holdings LLC 7.500% due 06/01/2025		200	213
Societe Generale S.A. 7.375% due 10/04/2023 •(g)(h)		200	217
Synchrony Bank 3.000% due 06/15/2022		250	254
UBS AG 5.125% due 05/15/2024 (h)		400	438
UniCredit SpA
4.033% (US0003M + 3.900%) due 01/14/2022 ~		350	353
7.830% due 12/04/2023		400	458
Ursa Re Ltd. 3.783% (T-BILL 3MO + 3.750%) due 12/07/2027 ~		500	519

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

Wells Fargo & Co.
1.338% due 05/04/2025 •	EUR	100	120
3.584% due 05/22/2028 •		$200	219

			9,849

INDUSTRIALS 12.4%
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		276	309
American Airlines Pass-Through Trust 3.000% due 04/15/2030		319	319
Boeing Co. 1.950% due 02/01/2024		200	205
Carnival Corp. 11.500% due 04/01/2023		300	335
CCO Holdings LLC 5.000% due 02/01/2028		700	732
Cheniere Corpus Christi Holdings LLC 5.875% due 03/31/2025		400	452
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(b)(c)		380	105
Coty, Inc. 5.000% due 04/15/2026		200	205
Dell International LLC 6.020% due 06/15/2026		150	179
Delta Air Lines, Inc. 7.000% due 05/01/2025		400	467
Energy Transfer LP 5.000% due 10/01/2022		600	619
Exela Intermediate LLC 10.000% due 07/15/2023		300	233
Expedia Group, Inc. 6.250% due 05/01/2025		176	203
GATX Corp. 0.841% (US0003M + 0.720%) due 11/05/2021 ~		200	200
Hilton Domestic Operating Co., Inc. 3.750% due 05/01/2029		200	202
IRB Holding Corp. 6.750% due 02/15/2026		200	206
Marriott Ownership Resorts, Inc. 6.125% due 09/15/2025		200	211
NCL Corp. Ltd. 10.250% due 02/01/2026		400	460
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		700	769
NVR, Inc. 3.950% due 09/15/2022		200	205
Organon & Co. 4.125% due 04/30/2028		200	204
Ovintiv Exploration, Inc. 5.375% due 01/01/2026		200	226
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		300	325
Petroleos Mexicanos 5.950% due 01/28/2031		100	97
Royal Caribbean Cruises Ltd. 11.500% due 06/01/2025		60	69
T-Mobile USA, Inc. 3.875% due 04/15/2030		300	331
Transocean, Inc. 7.250% due 11/01/2025		100	83
United Airlines Pass-Through Trust 5.875% due 04/15/2029		93	104
United Airlines, Inc. 4.625% due 04/15/2029		300	310
Univision Communications, Inc. 9.500% due 05/01/2025		200	217
VMware, Inc. 2.950% due 08/21/2022		200	204

			8,786

UTILITIES 2.3%
Duke Energy Corp. 0.764% (US0003M + 0.650%) due 03/11/2022 ~		200	201
Pacific Gas & Electric Co.
1.500% (US0003M + 1.375%) due 11/15/2021 ~		500	500
3.150% due 01/01/2026		200	207
Petrobras Global Finance BV 5.999% due 01/27/2028		468	528

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

Rio Oil Finance Trust 9.250% due 07/06/2024	144	158

		1,594

Total Corporate Bonds & Notes (Cost $19,162)		20,229

MUNICIPAL BONDS & NOTES 0.2%
WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (d)	1,000	109

Total Municipal Bonds & Notes (Cost $85)		109

U.S. GOVERNMENT AGENCIES 0.2%
Freddie Mac
1.546% due 10/25/2021 ~(a)	4	0
6.066% due 07/15/2047 •(a)	631	147

Total U.S. Government Agencies (Cost $145)		147

U.S. TREASURY OBLIGATIONS 21.1%
U.S. Treasury Inflation Protected Securities (f)
2.375% due 01/15/2027	14	16
U.S. Treasury Notes
0.500% due 02/28/2026 (k)(m)	1,000	983
1.625% due 11/30/2026	500	516
1.750% due 09/30/2022	5,700	5,795
2.000% due 11/30/2022 (k)(m)	1,000	1,022
2.000% due 04/30/2024	700	729
2.250% due 01/31/2024	1,270	1,326
2.500% due 05/15/2024	1,100	1,160
2.750% due 05/31/2023	80	83
2.750% due 07/31/2023	2,824	2,953
2.875% due 09/30/2023 (m)	290	305
2.875% due 11/30/2023	70	74

Total U.S. Treasury Obligations (Cost $14,610)		14,962

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.0%
American Home Mortgage Assets Trust 0.506% due 06/25/2037 •	476	482
Banc of America Funding Trust
0.407% due 02/20/2047 •	454	555
0.467% due 07/20/2036 •	812	821
Banc of America Mortgage Trust 2.487% due 06/25/2035 ~	38	37
BCAP LLC Trust 5.250% due 06/26/2036	347	197
Bear Stearns Adjustable Rate Mortgage Trust
2.330% due 01/25/2035 ~	6	6
2.889% due 11/25/2034 ~	334	296
CBA Commercial Small Balance Commercial Mortgage 0.586% due 06/25/2038 •	746	495
Countrywide Alternative Loan Trust
0.267% due 02/20/2047 ^•	186	146
0.426% due 01/25/2037 ^•	1	6
5.500% due 04/25/2035	527	461
6.000% due 02/25/2037 ^	298	208
6.500% due 11/25/2037 ^	402	265
Countrywide Home Loan Mortgage Pass-Through Trust
2.887% due 08/25/2034 ~	30	30
3.398% due 02/20/2036 ~	222	227
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.416% due 08/25/2037 ^•	371	320
Downey Savings & Loan Association Mortgage Loan Trust 0.277% due 10/19/2036 •	379	342
First Horizon Alternative Mortgage Securities Trust
2.156% due 06/25/2034 ~	79	81
2.539% due 06/25/2036 ^~	131	121
2.762% due 01/25/2036 ^~	118	78
First Horizon Mortgage Pass-Through Trust 2.762% due 11/25/2037 ^~	606	422
GSMPS Mortgage Loan Trust 8.000% due 01/25/2035	361	408
HarborView Mortgage Loan Trust 0.907% due 11/19/2034 ^•	27	24
IndyMac Mortgage Loan Trust
2.889% due 10/25/2034 ~	18	19
3.116% due 08/25/2037 ^~	219	190
Lehman XS Trust 0.536% due 08/25/2046 •	298	304
Mortgage Equity Conversion Asset Trust 0.580% due 05/25/2042 •	436	421

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~		276	299
RBSSP Resecuritization Trust 0.334% due 02/26/2037 •		89	89
Residential Accredit Loans, Inc. Trust 5.870% due 09/25/2037 ~		702	599
Thornburg Mortgage Securities Trust
1.336% due 06/25/2037 ^•		18	17
1.479% due 06/25/2037 •		210	211
WaMu Mortgage Pass-Through Certificates Trust 0.546% due 04/25/2045 •		31	31
Washington Mutual Mortgage Pass-Through Certificates Trust 1.536% due 09/25/2035 ^•		275	250

Total Non-Agency Mortgage-Backed Securities (Cost $8,301)			8,458

ASSET-BACKED SECURITIES 14.5%
Belle Haven ABS CDO Ltd.
0.536% due 11/03/2044 •		202	81
0.576% due 11/03/2044 •		309	125
Countrywide Asset-Backed Certificates
0.226% due 06/25/2047 ^•		406	392
0.236% due 04/25/2047 ^•		162	161
0.266% due 11/25/2047 ^•		239	251
0.296% due 05/25/2047 ^•		1,338	1,295
0.346% due 12/25/2036 ^•		263	262
4.553% due 07/25/2036 þ		300	301
Countrywide Asset-Backed Certificates Trust
1.091% due 08/25/2035 •		124	124
6.095% due 08/25/2035 þ		154	159
GSAA Home Equity Trust 5.985% due 06/25/2036 ~		969	397
GSAMP Trust 0.286% due 11/25/2036 •		846	527
HSI Asset Securitization Corp. Trust
0.304% due 12/25/2036 •		1,911	740
0.524% due 12/25/2036 •		537	211
Morgan Stanley ABS Capital, Inc. Trust
0.226% due 11/25/2036 •		162	101
0.236% due 10/25/2036 •		385	251
0.336% due 07/25/2036 •		313	282
0.386% due 07/25/2036 •		674	352
Morgan Stanley Capital, Inc. Trust
0.446% due 03/25/2036 •		14	12
0.666% due 01/25/2036 •		199	198
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.486% due 02/25/2037 ^•		1,995	740
Securitized Asset-Backed Receivables LLC Trust
0.746% due 08/25/2035 ^•		513	430
0.851% due 02/25/2034 •		211	211
Sierra Madre Funding Ltd.
0.463% due 09/07/2039 •		349	313
0.483% due 09/07/2039 •		1,881	1,684
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		635	659
Triaxx Prime CDO Ltd. 0.343% due 10/02/2039 •		56	4

Total Asset-Backed Securities (Cost $10,379)			10,263

SOVEREIGN ISSUES 4.9%
Israel Government International Bond 3.875% due 07/03/2050		200	228
Peru Government International Bond
5.940% due 02/12/2029	PEN	800	194
6.150% due 08/12/2032		500	116
6.350% due 08/12/2028		900	225
Qatar Government International Bond 4.500% due 04/23/2028		$200	234
Romania Government International Bond 1.750% due 07/13/2030	EUR	100	114
Saudi Government International Bond 3.625% due 03/04/2028		$200	220
South Africa Government International Bond
4.850% due 09/30/2029		200	206
10.500% due 12/21/2026	ZAR	22,000	1,640

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

Turkey Government International Bond 6.350% due 08/10/2024		$300	311

Total Sovereign Issues (Cost $3,364)			3,488

		SHARES
PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.8%
Bank of America Corp. 5.875% due 03/15/2028 •(g)		200,000	229
JPMorgan Chase & Co. 3.599% (US0003M + 3.470%) due 01/30/2022 ~(g)		200,000	201
Nationwide Building Society 10.250% ~		550	145
Stichting AK Rabobank Certificaten 19.437% due 12/29/2049 þ(g)		15,000	25

Total Preferred Securities (Cost $534)			600

SHORT-TERM INSTRUMENTS 2.6%
REPURCHASE AGREEMENTS (i) 0.7%			482

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.1%
39.804% due 11/30/2021 (d)(e)	ARS	11,730	62

U.S. TREASURY CASH MANAGEMENT BILLS 1.8%
0.041% due 01/04/2022 (d)(e)		$1,300	1,300

Total Short-Term Instruments (Cost $1,847)			1,844

Total Investments in Securities (Cost $60,267)			61,948

		SHARES
INVESTMENTS IN AFFILIATES 11.5%
SHORT-TERM INSTRUMENTS 11.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.5%
PIMCO Short-Term Floating NAV Portfolio III		821,638	8,103

Total Short-Term Instruments (Cost $8,102)			8,103

Total Investments in Affiliates (Cost $8,102)			8,103

Total Investments 99.0% (Cost $68,369)			$70,051
Financial Derivative Instruments (j)(l) 0.3%(Cost or Premiums, net $(101))			198
Other Assets and Liabilities, net 0.7%			534

Net Assets 100.0%			$70,783

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$482	U.S. Treasury Notes 0.250% due 09/30/2023	$(492)	$482	$482

Total Repurchase Agreements	$(492)	$482	$482

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.7)%
Uniform Mortgage-Backed Security, TBA	2.500%	12/01/2051	$500	$(512)	$(513)

U.S. Treasury Obligations (1.0)%
U.S. Treasury Inflation Protected Securities	0.125	07/15/2031	611	(673)	(674)

Total Short Sales (1.7)%	$(1,185)	$(1,187)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(20,929) at a weighted average interest rate of 0.081%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond December Futures	12/2021	16	$2,816	$(33)	$9	$(9)
Euro-Bund 10-Year Bond December Futures	12/2021	7	1,377	(21)	2	(3)
U.S. Treasury 10-Year Note December Futures	12/2021	69	9,081	(141)	10	0

$(195)	$21	$(12)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note December Futures	12/2021	7	$(859)	$6	$0	$(1)
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures	12/2021	7	(1,017)	22	0	(1)
U.S. Treasury 30-Year Bond December Futures	12/2021	7	(1,115)	35	0	(1)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	5	(955)	42	1	0

$105	$1	$(3)

Total Futures Contracts	$(90)	$22	$(15)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2024	0.367%	$100	$0	$2	$2	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.550	200	4	0	4	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.696	400	4	2	6	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.135	100	2	(1)	1	0	0

$10	$3	$13	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-34 5-Year Index	(5.000)%	Quarterly	06/20/2025	$92	$(2)	$(6)	$(8)	$0	$0
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	4,000	(387)	12	(375)	4	0

$(389)	$6	$(383)	$4	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	03/16/2027	GBP	900	$5	$15	$20	$2	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2032	1,300	10	(49)	(39)	0	(6)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052	760	(13)	81	68	11	0
Pay	3-Month CAD-Bank Bill	1.273	Semi-Annual	03/03/2022	CAD	600	0	2	2	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022	900	4	3	7	0	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	700	0	(1)	(1)	0	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025	700	0	0	0	0	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025	400	0	0	0	0	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025	200	0	0	0	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	1,100	2	(4)	(2)	0	0
Pay	3-Month CNY-CNREPOFIX	2.750	Quarterly	09/15/2026	CNY	11,800	(12)	35	23	1	0
Pay(6)	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2026	KRW	3,683,600	(8)	(7)	(15)	0	(2)
Receive(6)	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031	1,886,100	20	8	28	2	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	$8,400	535	(1,116)	(581)	0	(16)
Pay(6)	3-Month USD-LIBOR	1.800	Semi-Annual	10/01/2031	1,400	0	32	32	4	0
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051	1,520	49	197	246	0	(4)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

Pay(6)	28-Day MXN-TIIE	5.660	Lunar	03/24/2023	MXN	77,200	(1)	(31)	(32)	1	0

$591	$(835)	$(244)	$21	$(28)

Total Swap Agreements	$212	$(826)	$(614)	$25	$(28)

(k)

Securities with an aggregate market value of $1,006 and cash of $299 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2021	CNY	174	$27	$0	$0
10/2021	MXN	2,747	134	1	0
10/2021	PEN	687	176	10	0
10/2021	$555	CLP	428,072	0	(29)
10/2021	28	CNH	179	0	0
10/2021	516	PEN	2,120	0	(3)
12/2021	133	MXN	2,747	0	(1)
12/2021	35	RUB	2,620	0	0
12/2021	ZAR	8,844	$616	35	0
01/2022	PEN	2,121	513	3	0
BPS	10/2021	EUR	42	49	0	0
10/2021	MXN	1,389	68	1	0
10/2021	$16	CNH	107	0	0
10/2021	69	MXN	1,389	0	(2)
11/2021	MXN	2,914	$144	4	0
01/2022	1,389	68	2	0
BRC	11/2021	$26	RUB	1,916	1	0
CBK	10/2021	EUR	45	$53	1	0
10/2021	GBP	494	680	14	0
10/2021	PEN	2,846	758	69	0
10/2021	$84	NZD	119	0	(2)
11/2021	PEN	1,445	$361	12	0
11/2021	$62	RUB	4,621	1	0
12/2021	9	CNH	60	0	0
12/2021	23	RUB	1,727	0	0
12/2021	291	ZAR	4,215	0	(14)
02/2022	PEN	1,398	$362	26	0
03/2022	$1,270	PEN	5,239	0	(13)
GLM	10/2021	BRL	1,698	$317	5	0
10/2021	$312	BRL	1,698	0	0
10/2021	8	CNH	54	0	0
10/2021	136	MXN	2,747	0	(3)
11/2021	316	BRL	1,698	0	(5)
11/2021	27	RUB	2,014	0	0
12/2021	9	CNH	60	0	0
12/2021	56	RUB	4,204	1	0
12/2021	224	ZAR	3,244	0	(11)
HUS	10/2021	CAD	353	$280	2	0
10/2021	CNH	77	12	0	0
11/2021	$12	CNH	77	0	0
11/2021	322	COP	1,241,969	3	0
12/2021	PEN	18	$5	1	0
12/2021	$9	PEN	33	0	(1)
12/2021	294	ZAR	4,249	0	(14)
JPM	10/2021	205	RUB	14,997	1	0
11/2021	CLP	428,956	$593	66	0
MYI	10/2021	BRL	1,698	312	0	0
10/2021	CNY	151	23	0	0
10/2021	NZD	119	83	0	0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

	10/2021		$322	BRL	1,698		0	(11)
	11/2021		83	NZD	119		0	0
SCX	10/2021	EUR	1,037		$1,225		24	0
	10/2021	RUB	11,068		147		0	(5)
	10/2021		$62	RUB	4,621		1	0
	11/2021	EUR	1,124		$1,303		1	0
	12/2021	CNY	191		29		0	0
	12/2021		$11	CNH	71		0	0
	12/2021	ZAR	11,105		$776		45	0
	02/2022	PEN	2,117		522		13	0
TOR	12/2021		$10	CNH	64		0	0
UAG	12/2021	ZAR	12,250		$844		38	0

Total Forward Foreign Currency Contracts							$381	$(114)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.280%	06/29/2023	300	$16	$16
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.060	10/25/2023	100	5	8
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.134	09/15/2023	300	16	21
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.102	09/15/2023	200	11	14

Total Purchased Options							$48	$59

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-37 5-Year Index		Sell	101.000%	01/19/2022	400	$(2)	$(2)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.700	11/17/2021	200	0	0
BPS	Put - OTC CDX.HY-36 5-Year Index		Sell	101.000	10/20/2021	100	(1)	0
	Put - OTC CDX.HY-36 5-Year Index		Sell	104.000	12/15/2021	100	0	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	11/17/2021	100	0	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	12/15/2021	400	0	0
BRC	Put - OTC CDX.IG-37 5-Year Index		Sell	0.850	01/19/2022	700	(1)	(1)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	12/15/2021	200	(1)	(1)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	300	(2)	(2)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	3.750	01/19/2022	100	(1)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.850	10/20/2021	1,360	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.700	12/15/2021	800	(1)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.750	01/19/2022	200	0	0
CBK	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	200	(1)	(1)
DUB	Put - OTC CDX.HY-36 5-Year Index		Sell	101.000	11/17/2021	100	0	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	12/15/2021	200	0	0
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	12/15/2021	100	(1)	0
FBF	Put - OTC CDX.HY-36 5-Year Index		Sell	104.000	12/15/2021	100	0	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	12/15/2021	300	0	0
GST	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	11/17/2021	100	(1)	0
	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	01/19/2022	100	(1)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	11/17/2021	200	0	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	12/15/2021	1,200	(1)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	01/19/2022	300	0	0
JPM	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	100	(1)	(1)
MYC	Put - OTC CDX.HY-36 5-Year Index		Sell	100.000	11/17/2021	100	0	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	11/17/2021	300	0	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	12/15/2021	400	(1)	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	12/15/2021	200	0	0

							$(17)	$(13)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110%	06/29/2023	1,500	$(16)	$(16)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	10/25/2023	500	(6)	(7)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.985	09/15/2023	1,500	(16)	(22)
GLM	Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.500	02/07/2022	1,300	(1)	(2)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960	09/15/2023	1,000	(11)	(15)

$(50)	$(62)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	$101.531	11/03/2021	100	$0	$0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.609	11/03/2021	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	98.555	12/06/2021	400	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.555	12/06/2021	400	(1)	(2)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	100.672	10/07/2021	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.188	10/07/2021	200	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.672	10/07/2021	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.336	11/03/2021	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.508	11/03/2021	200	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.906	10/07/2021	200	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	104.320	10/07/2021	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 11/01/2051	103.375	11/03/2021	300	(2)	(1)

$(9)	$(4)

Total Written Options	$(76)	$(79)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	UBS AG	(1.000)%	Quarterly	06/20/2024	0.342%	$100	$6	$(8)	$0	$(2)

CREDIT DEFAULT SWAPS ON SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Colombia Government International Bond	1.000%	Quarterly	12/20/2024	1.155%	$200	$1	$(2)	$0	$(1)
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.887	200	(3)	4	1	0
South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.291	300	(14)	12	0	(2)
Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.900	100	(12)	4	0	(8)
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.185	100	1	1	2	0

$(27)	$19	$3	$(11)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$541	$(116)	$101	$0	$(15)
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	642	(138)	121	0	(17)

$(254)	$222	$0	$(32)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	6-Month THB-THBFIX(7)	1.000%	Semi-Annual	12/15/2026	THB	6,300	$0	$1	$1	$0
	Pay	6-Month THB-THBFIX(7)	1.500	Semi-Annual	12/15/2031		3,200	(1)	(1)	0	(2)
DBL	Receive	6-Month THB-THBFIX(7)	1.000	Semi-Annual	12/15/2026		8,000	(1)	2	1	0
	Pay	6-Month THB-THBFIX(7)	1.500	Semi-Annual	12/15/2031		4,000	0	(2)	0	(2)
GLM	Receive	6-Month THB-THBFIX(7)	1.000	Semi-Annual	12/15/2026		17,700	0	4	4	0
	Pay	6-Month THB-THBFIX(7)	1.500	Semi-Annual	12/15/2031		9,500	(1)	(5)	0	(6)
NGF	Receive	6-Month THB-THBFIX(7)	1.000	Semi-Annual	12/15/2026		73,400	9	7	16	0
	Pay	6-Month THB-THBFIX(7)	1.500	Semi-Annual	12/15/2031		37,300	(16)	(7)	0	(23)

								$(10)	$(1)	$22	$(33)

Total Swap Agreements								$(285)	$232	$25	$(78)

(m)

Securities with an aggregate market value of $138 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)				Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)				This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Loan Participations and Assignments				$0			$1,256	$592		$1,848
Corporate Bonds & Notes
Banking & Finance				0			9,849	0		9,849
Industrials				0			8,786	0		8,786
Utilities				0			1,594	0		1,594
Municipal Bonds & Notes
West Virginia				0			109	0		109
U.S. Government Agencies				0			147	0		147
U.S. Treasury Obligations				0			14,962	0		14,962
Non-Agency Mortgage-Backed Securities				0			8,458	0		8,458
Asset-Backed Securities				0			10,263	0		10,263
Sovereign Issues				0			3,488	0		3,488
Preferred Securities
Banking & Finance				0			600	0		600
Short-Term Instruments
Repurchase Agreements				0			482	0		482
Argentina Treasury Bills				0			62	0		62
U.S. Treasury Cash Management Bills				0			1,300	0		1,300

				$0			$61,356	$592		$61,948
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$8,103			$0	$0		$8,103

Total Investments				$8,103			$61,356	$592		$70,051

Short Sales, at Value - Liabilities
U.S. Government Agencies				0			(513)	0		(513)
U.S. Treasury Obligations				0			(674)	0		(674)

				$0			$(1,187)	$0		$(1,187)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				11			36	0		47

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

Over the counter	0	465	0	465

	$11	$501	$0	$512
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(12)	(31)	0	(43)
Over the counter	0	(271)	0	(271)

	$(12)	$(302)	$0	$(314)

Total Financial Derivative Instruments	$(1)	$199	$0	$198

Totals	$8,102	$60,368	$592	$69,062

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed

Notes to Financial Statements (Cont.)

from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,142	$99,103	$(92,138)	$(5)	$1	$8,103	$5	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services LLC
BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
CBK	Citibank N.A.	GSC	Goldman Sachs & Co. LLC	SCX	Standard Chartered Bank, London
DBL	Deutsche Bank AG London	GST	Goldman Sachs International	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association	JPM	JP Morgan Chase Bank N.A.

Currency Abbreviations:
ARS	Argentine Peso	COP	Colombian Peso	PEN	Peruvian New Sol
BRL	Brazilian Real	EUR	Euro	RUB	Russian Ruble
CAD	Canadian Dollar	GBP	British Pound	THB	Thai Baht
CLP	Chilean Peso	KRW	South Korean Won	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	ZAR	South African Rand
CNY	Chinese Renminbi (Mainland)	NZD	New Zealand Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CNREPOFIX	China Fixing Repo Rates 7-Day	SONIO	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
ALT	Alternate Loan Trust	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	OIS	Overnight Index Swap	THBFIX	Thai Baht Floating-Rate Fix
CDO	Collateralized Debt Obligation	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
KORIBOR	Korea Interbank Offered Rate

Schedule of Investments PIMCO Emerging Markets Bond Portfolio	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.9% ¤
ANGOLA 1.0%
SOVEREIGN ISSUES 1.0%
Angolan Government International Bond
8.000% due 11/26/2029		$400	$411
8.250% due 05/09/2028		800	831
9.125% due 11/26/2049		200	204
9.375% due 05/08/2048		500	518
9.500% due 11/12/2025		400	441

Total Angola (Cost $2,111)			2,405

ARGENTINA 2.2%
SOVEREIGN ISSUES 2.2%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$776	285
1.000% due 07/09/2029		549	211
1.125% due 07/09/2035 þ		3,576	1,175
1.125% due 07/09/2046 þ		310	104
2.000% due 01/09/2038 þ		1,892	734
2.500% due 07/09/2041 þ		6,727	2,469
Provincia de Buenos Aires 3.900% due 09/01/2037 þ		543	244
Provincia de la Rioja 3.500% due 02/24/2028 ^þ(c)		212	143
Provincia de Neuquen 2.500% due 04/27/2030 ^þ		165	103

Total Argentina (Cost $7,264)			5,468

ARMENIA 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Armenia International Bond
3.600% due 02/02/2031		$500	473
3.950% due 09/26/2029		300	294

Total Armenia (Cost $784)			767

AUSTRIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Sappi Papier Holding GmbH 3.125% due 04/15/2026	EUR	200	237

Total Austria (Cost $226)			237

AZERBAIJAN 0.9%
CORPORATE BONDS & NOTES 0.7%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$1,400	1,653

SOVEREIGN ISSUES 0.2%
Republic of Azerbaijan International Bond
3.500% due 09/01/2032		200	204
4.750% due 03/18/2024		200	215

			419

Total Azerbaijan (Cost $1,850)			2,072

BAHAMAS 0.3%
SOVEREIGN ISSUES 0.3%
Bahamas Government International Bond 6.000% due 11/21/2028		$1,000	864

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

Total Bahamas (Cost $1,004)			864

BAHRAIN 0.6%
SOVEREIGN ISSUES 0.6%
Bahrain Government International Bond
4.250% due 01/25/2028		$600	594
5.625% due 09/30/2031		200	199
6.125% due 07/05/2022		700	723

Total Bahrain (Cost $1,525)			1,516

BELARUS 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Belarus International Bond 6.378% due 02/24/2031		$200	177

Total Belarus (Cost $200)			177

BERMUDA 0.2%
CORPORATE BONDS & NOTES 0.2%
Star Energy Geothermal Darajat 4.850% due 10/14/2038		$400	447

Total Bermuda (Cost $400)			447

BRAZIL 3.4%
CORPORATE BONDS & NOTES 2.8%
Banco BTG Pactual S.A. 4.500% due 01/10/2025		$200	206
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		3,010	3,234
BRF S.A. 5.750% due 09/21/2050		600	576
Centrais Eletricas Brasileiras S.A.
3.625% due 02/04/2025		200	199
4.625% due 02/04/2030		200	199
CSN Inova Ventures 6.750% due 01/28/2028		800	854
Odebrecht Oil & Gas Finance Ltd. 0.000% due 11/01/2021 (e)(f)		623	5
Petrobras Global Finance BV
6.850% due 06/05/2115		200	207
7.250% due 03/17/2044		150	173
Vale Overseas Ltd. 6.250% due 08/10/2026		500	592
Vale S.A. 2.762% due 12/29/2049 «~(f)	BRL	7,200	733

			6,978

SOVEREIGN ISSUES 0.6%
Brazil Government International Bond
4.750% due 01/14/2050		$1,213	1,077
5.000% due 01/27/2045		318	297
5.625% due 01/07/2041		50	51

			1,425

Total Brazil (Cost $8,030)			8,403

CAMEROON 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Cameroon International Bond 5.950% due 07/07/2032	EUR	400	455

Total Cameroon (Cost $474)			455

CAYMAN ISLANDS 2.9%
ASSET-BACKED SECURITIES 0.0%
Garanti Diversified Payment Rights Finance Co. 3.296% due 10/09/2021 «•		$33	33

CORPORATE BONDS & NOTES 2.9%
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (e)		583	441

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

CK Hutchison International Ltd. 3.375% due 09/06/2049	500	530
ICD Sukuk Co. Ltd. 5.000% due 02/01/2027	200	220
Interoceanica Finance Ltd.
0.000% due 11/30/2025 (e)	179	167
0.000% due 05/15/2030 (e)	758	661
Kaisa Group Holdings Ltd.
9.375% due 06/30/2024	300	229
11.250% due 04/09/2022	200	180
11.950% due 11/12/2023	200	165
Lima Metro Line Finance Ltd. 5.875% due 07/05/2034	101	119
MGM China Holdings Ltd. 4.750% due 02/01/2027	400	394
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)	445	248
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	597	591
Poinsettia Finance Ltd. 6.625% due 06/17/2031	690	683
Ronshine China Holdings Ltd. 10.500% due 03/01/2022	200	166
S.A. Global Sukuk Ltd.
1.602% due 06/17/2026	400	398
2.694% due 06/17/2031	500	505
Sands China Ltd.
5.125% due 08/08/2025	300	323
5.400% due 08/08/2028	700	774
Sunac China Holdings Ltd. 7.000% due 07/09/2025	800	647

		7,441

Total Cayman Islands (Cost $7,406)		7,474

CHILE 2.2%
CORPORATE BONDS & NOTES 1.6%
Banco del Estado de Chile 2.704% due 01/09/2025	$200	208
Banco Santander Chile 2.700% due 01/10/2025	200	208
Corp. Nacional del Cobre de Chile
3.700% due 01/30/2050	300	305
4.250% due 07/17/2042	200	223
4.875% due 11/04/2044	600	718
Embotelladora Andina S.A. 3.950% due 01/21/2050	200	212
Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050	200	177
3.830% due 09/14/2061	200	196
Empresa de Transporte de Pasajeros Metro S.A.
3.650% due 05/07/2030	200	217
4.700% due 05/07/2050	300	353
Empresa Nacional del Petroleo 3.450% due 09/16/2031	300	295
GNL Quintero S.A. 4.634% due 07/31/2029	753	816

		3,928

SOVEREIGN ISSUES 0.6%
Chile Government International Bond
3.100% due 05/07/2041	800	774
3.250% due 09/21/2071	800	724

		1,498

Total Chile (Cost $5,180)		5,426

CHINA 1.1%
CORPORATE BONDS & NOTES 1.1%
Industrial & Commercial Bank of China Ltd. 3.538% due 11/08/2027	$250	275
Sinopec Group Overseas Development Ltd.
2.150% due 05/13/2025	200	205
2.700% due 05/13/2030	600	615
3.680% due 08/08/2049	300	324
4.375% due 04/10/2024	500	543
4.875% due 05/17/2042	500	621
Yango Justice International Ltd. 7.500% due 04/15/2024	400	314

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

Total China (Cost $2,750)			2,897

COLOMBIA 2.3%
CORPORATE BONDS & NOTES 0.5%
Ecopetrol S.A.
5.875% due 09/18/2023		$300	323
5.875% due 05/28/2045		400	405
6.875% due 04/29/2030		200	234
7.375% due 09/18/2043		200	235

			1,197

SOVEREIGN ISSUES 1.8%
Colombia Government International Bond
3.875% due 02/15/2061		300	243
4.125% due 05/15/2051		400	345
4.500% due 01/28/2026		1,200	1,289
4.500% due 03/15/2029		300	317
5.000% due 06/15/2045		1,300	1,272
5.200% due 05/15/2049		200	200
6.125% due 01/18/2041		400	440
8.125% due 05/21/2024		300	347

			4,453

Total Colombia (Cost $5,596)			5,650

COSTA RICA 0.3%
SOVEREIGN ISSUES 0.3%
Costa Rica Government International Bond
4.250% due 01/26/2023		$400	409
5.625% due 04/30/2043		400	357

Total Costa Rica (Cost $800)			766

DOMINICAN REPUBLIC 1.9%
SOVEREIGN ISSUES 1.9%
Dominican Republic International Bond
4.875% due 09/23/2032		$700	716
5.300% due 01/21/2041		600	595
5.875% due 01/30/2060		800	785
5.950% due 01/25/2027		400	451
6.000% due 07/19/2028		1,600	1,812
6.500% due 02/15/2048		300	321

Total Dominican Republic (Cost $4,370)			4,680

ECUADOR 1.2%
CORPORATE BONDS & NOTES 0.0%
Petroamazonas EP 4.625% due 12/06/2021		$42	42

SOVEREIGN ISSUES 1.2%
Ecuador Government International Bond
0.000% due 07/31/2030 (e)		273	144
0.500% due 07/31/2040 þ		1,295	755
1.000% due 07/31/2035 þ		2,084	1,395
5.000% due 07/31/2030 þ		962	809

			3,103

Total Ecuador (Cost $2,896)			3,145

EGYPT 2.3%
SOVEREIGN ISSUES 2.3%
Egypt Government International Bond
4.750% due 04/11/2025	EUR	400	473
5.577% due 02/21/2023		$1,000	1,031
6.125% due 01/31/2022		400	403
6.375% due 04/11/2031	EUR	200	228
7.053% due 01/15/2032		$400	389
7.625% due 05/29/2032		2,100	2,100
7.903% due 02/21/2048		400	366
8.500% due 01/31/2047		700	678
8.700% due 03/01/2049		200	195

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

Total Egypt (Cost $5,964)		5,863

EL SALVADOR 0.2%
SOVEREIGN ISSUES 0.2%
El Salvador Government International Bond
5.875% due 01/30/2025	$200	154
7.125% due 01/20/2050	600	415

Total El Salvador (Cost $800)		569

ETHIOPIA 0.1%
SOVEREIGN ISSUES 0.1%
Ethiopia International Bond 6.625% due 12/11/2024	$200	174

Total Ethiopia (Cost $200)		174

GERMANY 0.4%
CORPORATE BONDS & NOTES 0.4%
Deutsche Bank AG
1.315% (US0003M + 1.190%) due 11/16/2022 ~	$300	303
3.950% due 02/27/2023	400	418
5.000% due 02/14/2022	200	203

Total Germany (Cost $885)		924

GHANA 1.3%
SOVEREIGN ISSUES 1.3%
Ghana Government International Bond
0.000% due 04/07/2025 (e)	$200	155
6.375% due 02/11/2027	200	189
7.625% due 05/16/2029	600	572
7.750% due 04/07/2029	400	382
7.875% due 03/26/2027	300	294
8.125% due 03/26/2032	900	855
8.625% due 04/07/2034	400	381
8.750% due 03/11/2061	400	359

Total Ghana (Cost $3,316)		3,187

GUATEMALA 0.7%
SOVEREIGN ISSUES 0.7%
Guatemala Government International Bond
4.375% due 06/05/2027	$300	321
4.650% due 10/07/2041 (a)	400	390
4.875% due 02/13/2028	410	444
6.125% due 06/01/2050	500	578

Total Guatemala (Cost $1,588)		1,733

HONG KONG 0.6%
CORPORATE BONDS & NOTES 0.5%
Huarong Finance Co. Ltd.
3.375% due 02/24/2030	$400	339
4.500% due 05/29/2029	450	415
5.000% due 11/19/2025	200	195
Lenovo Group Ltd. 3.421% due 11/02/2030	200	209

		1,158

SOVEREIGN ISSUES 0.1%
Airport Authority 2.625% due 02/04/2051	200	197

Total Hong Kong (Cost $1,246)		1,355

HUNGARY 0.1%
SOVEREIGN ISSUES 0.1%
Hungary Government International Bond
2.125% due 09/22/2031	$250	247

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

Total Hungary (Cost $247)			247

INDIA 1.2%
CORPORATE BONDS & NOTES 0.7%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		$200	200
Adani Transmission Ltd. 4.250% due 05/21/2036		187	192
Indian Railway Finance Corp. Ltd.
3.249% due 02/13/2030		200	202
3.950% due 02/13/2050		200	191
Muthoot Finance Ltd. 4.400% due 09/02/2023		300	306
Shriram Transport Finance Co. Ltd. 5.100% due 07/16/2023		700	713

			1,804

SOVEREIGN ISSUES 0.5%
Export-Import Bank of India
3.250% due 01/15/2030		500	508
3.375% due 08/05/2026		500	531
3.875% due 03/12/2024		200	213

			1,252

Total India (Cost $2,987)			3,056

INDONESIA 6.0%
CORPORATE BONDS & NOTES 3.6%
Indonesia Asahan Aluminium Persero PT 5.450% due 05/15/2030		$800	921
Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		800	842
4.875% due 10/01/2024		500	550
Pelabuhan Indonesia PT 4.250% due 05/05/2025		400	436
Pertamina Persero PT
1.400% due 02/09/2026		500	491
4.875% due 05/03/2022		500	512
6.000% due 05/03/2042		1,500	1,858
6.450% due 05/30/2044		1,500	1,962
PT Perusahaan Listrik Negara
4.000% due 06/30/2050		800	768
4.125% due 05/15/2027		200	217
4.375% due 02/05/2050		200	201
5.250% due 05/15/2047		400	446

			9,204

SOVEREIGN ISSUES 2.4%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	200	242
3.375% due 04/15/2023		$362	377
4.350% due 01/11/2048		700	781
4.750% due 01/08/2026		1,200	1,365
5.125% due 01/15/2045		200	242
5.250% due 01/17/2042		600	731
5.250% due 01/08/2047		200	250
6.750% due 01/15/2044		300	436
7.750% due 01/17/2038		100	149
Perusahaan Penerbit SBSN Indonesia
2.800% due 06/23/2030		200	206
4.450% due 02/20/2029 (i)		1,200	1,383

			6,162

Total Indonesia (Cost $13,624)			15,366

IRELAND 1.2%
CORPORATE BONDS & NOTES 1.2%
Vnesheconombank Via VEB Finance PLC 5.942% due 11/21/2023		$2,800	3,056

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

Total Ireland (Cost $2,840)			3,056

ISLE OF MAN 0.2%
CORPORATE BONDS & NOTES 0.2%
NE Property BV 1.875% due 10/09/2026	EUR	400	484

Total Isle of Man (Cost $479)			484

ISRAEL 0.4%
CORPORATE BONDS & NOTES 0.2%
Leviathan Bond Ltd. 6.125% due 06/30/2025		$400	435

SOVEREIGN ISSUES 0.2%
Israel Government International Bond 3.375% due 01/15/2050		400	425

Total Israel (Cost $790)			860

IVORY COAST 1.4%
SOVEREIGN ISSUES 1.4%
Ivory Coast Government International Bond
4.875% due 01/30/2032	EUR	400	453
5.250% due 03/22/2030		1,400	1,687
5.750% due 12/31/2032 þ		$887	890
5.875% due 10/17/2031	EUR	200	242
6.625% due 03/22/2048		200	234

Total Ivory Coast (Cost $3,456)			3,506

JAMAICA 0.1%
CORPORATE BONDS & NOTES 0.1%
TransJamaican Highway Ltd. 5.750% due 10/10/2036		$198	198

Total Jamaica (Cost $198)			198

JORDAN 0.6%
SOVEREIGN ISSUES 0.6%
Jordan Government International Bond
5.750% due 01/31/2027		$600	643
6.125% due 01/29/2026		300	325
7.375% due 10/10/2047		500	520

Total Jordan (Cost $1,472)			1,488

KAZAKHSTAN 1.4%
CORPORATE BONDS & NOTES 1.3%
Development Bank of Kazakhstan JSC 4.125% due 12/10/2022		$200	207
KazMunayGas National Co. JSC
4.750% due 04/24/2025		1,700	1,879
4.750% due 04/19/2027		400	448
5.750% due 04/19/2047		200	241
Tengizchevroil Finance Co. International Ltd. 3.250% due 08/15/2030		600	610

			3,385

SOVEREIGN ISSUES 0.1%
Kazakhstan Government International Bond 4.875% due 10/14/2044		200	246

Total Kazakhstan (Cost $3,278)			3,631

KENYA 0.4%
SOVEREIGN ISSUES 0.4%
Republic of Kenya Government International Bond
6.300% due 01/23/2034		$200	198
7.250% due 02/28/2028		600	660
8.000% due 05/22/2032		200	222

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

Total Kenya (Cost $1,028)			1,080

LUXEMBOURG 3.1%
CORPORATE BONDS & NOTES 3.1%
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(b)(c)		$888	245
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		1,600	1,652
6.000% due 11/27/2023		300	330
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022		700	723
5.150% due 02/11/2026		1,000	1,116
6.510% due 03/07/2022		750	768
Petrorio Luxembourg SARL 6.125% due 06/09/2026		300	303
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022		2,200	2,242
Unigel Luxembourg S.A. 8.750% due 10/01/2026		400	431

Total Luxembourg (Cost $7,845)			7,810

MALAYSIA 0.9%
CORPORATE BONDS & NOTES 0.9%
Petronas Capital Ltd.
3.404% due 04/28/2061		$800	808
4.550% due 04/21/2050		600	737
4.800% due 04/21/2060		500	653

Total Malaysia (Cost $1,900)			2,198

MAURITIUS 0.2%
CORPORATE BONDS & NOTES 0.2%
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		$500	530

Total Mauritius (Cost $500)			530

MEXICO 7.1%
		SHARES
COMMON STOCKS 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)		17,978	0
Hipotecaria Su Casita S.A. «(d)		5,259	0
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		95	0

			0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 5.0%
America Movil S.A.B. de C.V. 6.450% due 12/05/2022	MXN	6,000	291
Banco Mercantil del Norte S.A. 7.500% due 06/27/2029 •(f)(g)		$200	223
Corp. GEO S.A.B. de C.V. 8.875% due 09/25/2049		700	0
Industrias Penoles S.A.B. de C.V. 4.750% due 08/06/2050		400	443
Minera Mexico S.A. de C.V. 4.500% due 01/26/2050		200	222
Petroleos Mexicanos
5.350% due 02/12/2028		200	198
5.950% due 01/28/2031		1,050	1,019
6.350% due 02/12/2048		1,336	1,131
6.625% due 06/15/2038		700	644
6.750% due 09/21/2047		760	664
6.840% due 01/23/2030		650	672
6.950% due 01/28/2060		3,000	2,626
7.690% due 01/23/2050		4,200	3,983

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

Trust Fibra Uno 6.390% due 01/15/2050		400	474

			12,590

SOVEREIGN ISSUES 2.1%
Mexico Government International Bond
2.659% due 05/24/2031		200	194
3.750% due 04/19/2071		500	433
3.771% due 05/24/2061		2,344	2,086
4.750% due 04/27/2032		600	676
5.000% due 04/27/2051		900	990
5.750% due 10/12/2110		900	1,027

			5,406

Total Mexico (Cost $20,100)			17,996

MONGOLIA 0.5%
SOVEREIGN ISSUES 0.5%
Mongolia Government International Bond
3.500% due 07/07/2027		$600	584
4.450% due 07/07/2031		400	389
5.625% due 05/01/2023		377	396

Total Mongolia (Cost $1,362)			1,369

MOROCCO 0.9%
CORPORATE BONDS & NOTES 0.4%
OCP S.A.
3.750% due 06/23/2031		$400	400
5.125% due 06/23/2051		500	496

			896

SOVEREIGN ISSUES 0.5%
Morocco Government International Bond
2.375% due 12/15/2027		500	491
4.000% due 12/15/2050		600	549
4.250% due 12/11/2022		200	207

			1,247

Total Morocco (Cost $2,190)			2,143

NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond 5.250% due 10/29/2025		$300	322

Total Namibia (Cost $299)			322

NETHERLANDS 1.4%
CORPORATE BONDS & NOTES 1.4%
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/2042		$300	413
Metinvest BV
7.750% due 04/23/2023		200	212
8.500% due 04/23/2026		400	447
Mong Duong Finance Holdings BV 5.125% due 05/07/2029		400	399
Prosus NV
1.539% due 08/03/2028	EUR	200	235
2.031% due 08/03/2032		100	116
3.680% due 01/21/2030		$200	208
4.027% due 08/03/2050		200	188
Republic of Angola Via Avenir BV
4.665% (US0006M + 4.500%) due 12/07/2023 ~		500	500
7.661% (US0006M + 7.500%) due 07/01/2023 ~		818	814

Total Netherlands (Cost $3,424)			3,532

NIGERIA 3.0%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Bank of Industry Limited 6.116% (LIBOR03M + 6.000%) due 12/14/2023 ~		$1,300	1,308

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

SOVEREIGN ISSUES 2.5%
Nigeria Government International Bond
5.625% due 06/27/2022	400	410
6.125% due 09/28/2028	400	402
6.375% due 07/12/2023	300	317
6.500% due 11/28/2027	1,600	1,664
7.143% due 02/23/2030	400	408
7.375% due 09/28/2033	500	505
7.875% due 02/16/2032	1,700	1,772
8.250% due 09/28/2051	400	404
8.747% due 01/21/2031	400	440

		6,322

Total Nigeria (Cost $7,476)		7,630

OMAN 2.0%
SOVEREIGN ISSUES 2.0%
Oman Government International Bond
4.125% due 01/17/2023	$600	613
5.625% due 01/17/2028	1,500	1,565
6.000% due 08/01/2029	1,200	1,265
6.250% due 01/25/2031	300	321
6.500% due 03/08/2047	700	681
7.000% due 01/25/2051	500	509

Total Oman (Cost $4,711)		4,954

PAKISTAN 0.6%
CORPORATE BONDS & NOTES 0.2%
Third Pakistan International Sukuk Co. Ltd.
5.500% due 10/13/2021	$200	200
5.625% due 12/05/2022	200	205

		405

SOVEREIGN ISSUES 0.4%
Pakistan Government International Bond
6.875% due 12/05/2027	400	403
8.875% due 04/08/2051	500	505

		908

Total Pakistan (Cost $1,296)		1,313

PANAMA 1.8%
CORPORATE BONDS & NOTES 0.4%
Aeropuerto Internacional de Tocumen S.A. 5.125% due 08/11/2061	$300	315
Banco General S.A. 5.250% due 05/07/2031 •(f)(g)	400	405
Banco Nacional de Panama 2.500% due 08/11/2030	200	192

		912

SOVEREIGN ISSUES 1.4%
Panama Government International Bond
4.300% due 04/29/2053	1,100	1,168
4.500% due 04/01/2056	900	983
6.700% due 01/26/2036	600	800
8.875% due 09/30/2027	500	683

		3,634

Total Panama (Cost $4,375)		4,546

PARAGUAY 0.2%
SOVEREIGN ISSUES 0.2%
Paraguay Government International Bond
5.400% due 03/30/2050	$300	346
6.100% due 08/11/2044	200	244

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

Total Paraguay (Cost $545)			590

PERU 1.7%
CORPORATE BONDS & NOTES 0.7%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,800	428
Cia de Minas Buenaventura SAA 5.500% due 07/23/2026		$200	198
InRetail Consumer 3.250% due 03/22/2028		500	502
Petroleos del Peru S.A.
4.750% due 06/19/2032		400	413
5.625% due 06/19/2047		300	300

			1,841

SOVEREIGN ISSUES 1.0%
Fondo MIVIVIENDA S.A. 3.500% due 01/31/2023		200	206
Peru Government International Bond
1.862% due 12/01/2032		600	546
2.392% due 01/23/2026		200	205
2.783% due 01/23/2031		200	198
3.230% due 07/28/2121		200	167
5.350% due 08/12/2040	PEN	1,000	192
6.350% due 08/12/2028		1,700	425
8.750% due 11/21/2033		$400	620

			2,559

Total Peru (Cost $4,627)			4,400

PHILIPPINES 1.2%
CORPORATE BONDS & NOTES 0.4%
Power Sector Assets & Liabilities Management Corp. 7.390% due 12/02/2024		$900	1,073

SOVEREIGN ISSUES 0.8%
Philippines Government International Bond
2.650% due 12/10/2045		500	458
2.950% due 05/05/2045		400	382
3.700% due 03/01/2041		1,000	1,061

			1,901

Total Philippines (Cost $3,050)			2,974

QATAR 2.3%
CORPORATE BONDS & NOTES 0.8%
Nakilat, Inc. 6.067% due 12/31/2033		$97	120
Qatar Petroleum
2.250% due 07/12/2031		400	397
3.125% due 07/12/2041		400	400
3.300% due 07/12/2051		800	810
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027		336	383

			2,110

SOVEREIGN ISSUES 1.5%
Qatar Government International Bond
3.750% due 04/16/2030		200	226
4.400% due 04/16/2050		600	734
4.817% due 03/14/2049		1,100	1,417
5.103% due 04/23/2048		1,100	1,462

			3,839

Total Qatar (Cost $5,100)			5,949

ROMANIA 1.4%
SOVEREIGN ISSUES 1.4%
Romania Government International Bond
1.750% due 07/13/2030	EUR	700	794
2.875% due 04/13/2042		300	325
3.500% due 04/03/2034		100	127
4.000% due 02/14/2051		$200	200

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

Romanian Government International Bond
1.750% due 07/13/2030	EUR	300	340
2.124% due 07/16/2031		800	927
2.625% due 12/02/2040		500	541
2.875% due 04/13/2042		200	217

Total Romania (Cost $3,560)			3,471

RUSSIA 1.4%
CORPORATE BONDS & NOTES 0.3%
SCF Capital Designated Activity Co. 5.375% due 06/16/2023		$800	853

SOVEREIGN ISSUES 1.1%
Russia Government International Bond
1.850% due 11/20/2032	EUR	600	695
5.625% due 04/04/2042		$1,700	2,206

			2,901

Total Russia (Cost $3,219)			3,754

RWANDA 0.1%
SOVEREIGN ISSUES 0.1%
Rwanda Government International Bond 5.500% due 08/09/2031		$200	209

Total Rwanda (Cost $200)			209

SAUDI ARABIA 3.3%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 3.500% due 11/24/2070		$300	283

SOVEREIGN ISSUES 3.2%
Saudi Government International Bond
2.250% due 02/02/2033		200	195
3.450% due 02/02/2061		600	590
3.625% due 03/04/2028		1,200	1,320
3.750% due 01/21/2055		1,500	1,569
4.000% due 04/17/2025		400	438
4.375% due 04/16/2029 (i)		600	693
4.500% due 10/26/2046 (i)		2,900	3,354

			8,159

Total Saudi Arabia (Cost $8,065)			8,442

SENEGAL 0.3%
SOVEREIGN ISSUES 0.3%
Senegal Government International Bond
4.750% due 03/13/2028	EUR	100	121
5.375% due 06/08/2037		200	229
6.250% due 05/23/2033		$300	313
6.750% due 03/13/2048		200	203

Total Senegal (Cost $868)			866

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia Government International Bond 1.650% due 03/03/2033	EUR	500	552

Total Serbia (Cost $592)			552

SINGAPORE 0.5%
CORPORATE BONDS & NOTES 0.5%
BOC Aviation Ltd. 2.750% due 09/18/2022		$900	914
Flex Ltd. 4.875% due 06/15/2029		100	115
Medco Bell Pte Ltd. 6.375% due 01/30/2027		300	303

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

Total Singapore (Cost $1,302)			1,332

SOUTH AFRICA 5.0%
CORPORATE BONDS & NOTES 1.3%
AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		$200	205
6.500% due 04/15/2040		100	125
Eskom Holdings SOC Ltd.
6.350% due 08/10/2028		500	536
7.125% due 02/11/2025		500	522
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		500	530
Transnet SOC Ltd. 4.000% due 07/26/2022		1,300	1,317

			3,235

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Sasol Ltd. TBD% - 1.720% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		1,122	1,077

SOVEREIGN ISSUES 3.3%
South Africa Government International Bond
4.850% due 09/30/2029		1,500	1,545
5.000% due 10/12/2046		300	267
5.750% due 09/30/2049		1,400	1,337
5.875% due 05/30/2022		800	827
10.500% due 12/21/2026	ZAR	58,700	4,377

			8,353

Total South Africa (Cost $12,674)			12,665

SOUTH KOREA 0.4%
CORPORATE BONDS & NOTES 0.4%
LG Chem Ltd. 1.375% due 07/07/2026		$900	890

Total South Korea (Cost $896)			890

SRI LANKA 0.7%
SOVEREIGN ISSUES 0.7%
Sri Lanka Government International Bond
6.125% due 06/03/2025		$700	444
6.825% due 07/18/2026		700	442
6.850% due 11/03/2025		800	505
7.550% due 03/28/2030		400	245
7.850% due 03/14/2029		300	184

Total Sri Lanka (Cost $2,553)			1,820

SUPRANATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
African Export-Import Bank 2.634% due 05/17/2026		$600	613

Total Supranational (Cost $600)			613

TANZANIA 0.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
The Ministry of Finance and Planning, Government of the United Republic of Tanzania 5.364% (LIBOR03M + 5.200%) due 06/23/2022 «~		$229	229

Total Tanzania (Cost $228)			229

THAILAND 0.2%
CORPORATE BONDS & NOTES 0.2%
GC Treasury Center Co. Ltd.
2.980% due 03/18/2031		$200	203
4.300% due 03/18/2051		200	221

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

Total Thailand (Cost $394)			424

TRINIDAD AND TOBAGO 0.0%
CORPORATE BONDS & NOTES 0.0%
Trinidad Petroleum Holdings Ltd. 6.000% due 05/08/2022		$58	59

Total Trinidad and Tobago (Cost $58)			59

TURKEY 6.5%
CORPORATE BONDS & NOTES 1.0%
Hazine Mustesarligi Varlik Kiralama A/S
5.004% due 04/06/2023		$200	204
5.125% due 06/22/2026		1,600	1,584
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		244	229
Turkiye Is Bankasi A/S 6.125% due 04/25/2024		200	207
Yapi ve Kredi Bankasi A/S 5.850% due 06/21/2024		200	205

			2,429

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Socar Turkey Enerji A.S. TBD% due 08/11/2026 «	EUR	1,000	1,155

SOVEREIGN ISSUES 5.0%
Turkey Government International Bond
4.875% due 04/16/2043		$700	546
5.125% due 03/25/2022		1,200	1,218
5.125% due 02/17/2028		1,500	1,426
5.750% due 05/11/2047		2,200	1,830
5.875% due 06/26/2031		500	471
5.950% due 01/15/2031		500	474
6.000% due 03/25/2027		1,700	1,699
6.000% due 01/14/2041		600	521
6.125% due 10/24/2028		300	297
6.375% due 10/14/2025		600	617
6.875% due 03/17/2036		1,600	1,558
7.250% due 03/05/2038		700	703
Turkiye Ihracat Kredi Bankasi A/S
4.250% due 09/18/2022		500	508
5.375% due 10/24/2023		200	205
8.250% due 01/24/2024		400	431

			12,504

Total Turkey (Cost $16,897)			16,088

UKRAINE 2.3%
SOVEREIGN ISSUES 2.3%
Ukraine Government International Bond
0.000% due 05/31/2040 ~		$1,000	1,094
6.876% due 05/21/2029		200	203
7.253% due 03/15/2033		700	711
7.750% due 09/01/2022		1,400	1,460
7.750% due 09/01/2023		1,030	1,104
7.750% due 09/01/2024		900	978
17.000% due 05/11/2022	UAH	4,300	167

Total Ukraine (Cost $5,081)			5,717

UNITED ARAB EMIRATES 2.4%
CORPORATE BONDS & NOTES 0.8%
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		$600	635
DP World Ltd. 6.850% due 07/02/2037		600	804
NBK SPC Ltd. 1.625% due 09/15/2027 •		700	692

			2,131

SOVEREIGN ISSUES 1.6%
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		1,000	897
3.125% due 09/30/2049 (i)		1,000	1,006

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

3.875% due 04/16/2050 (i)		1,400	1,603
Finance Department Government of Sharjah
3.625% due 03/10/2033		200	198
4.375% due 03/10/2051		300	284

			3,988

Total United Arab Emirates (Cost $5,818)			6,119

UNITED KINGDOM 0.5%
CORPORATE BONDS & NOTES 0.5%
Barclays PLC 3.250% due 02/12/2027	GBP	100	144
Fresnillo PLC 4.250% due 10/02/2050		$600	623
HSBC Holdings PLC 4.041% due 03/13/2028 •		200	221
State Savings Bank of Ukraine 9.375% due 03/10/2023 þ		90	95
Ukreximbank Via Biz Finance PLC 9.750% due 01/22/2025		131	142

Total United Kingdom (Cost $1,159)			1,225

UNITED STATES 4.1%
ASSET-BACKED SECURITIES 1.5%
Countrywide Asset-Backed Certificates Trust
0.326% due 02/25/2037 •		$590	580
1.211% due 11/25/2035 •		380	379
Credit-Based Asset Servicing & Securitization Trust 3.260% due 01/25/2037 ^þ		639	287
Morgan Stanley ABS Capital, Inc. Trust
0.851% due 01/25/2035 •		69	69
0.881% due 03/25/2034 •		483	482
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 0.866% due 09/25/2035 •		500	490
Soundview Home Loan Trust 0.986% due 10/25/2037 •		150	138
Wells Fargo Home Equity Asset-Backed Securities Trust 0.726% due 03/25/2037 •		1,500	1,391

			3,816

CORPORATE BONDS & NOTES 1.4%
DAE Funding LLC
1.625% due 02/15/2024		200	199
2.625% due 03/20/2025		200	204
3.375% due 03/20/2028		200	207
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		300	306
Rio Oil Finance Trust
8.200% due 04/06/2028		472	546
9.250% due 07/06/2024		780	856
9.750% due 01/06/2027		679	800
Rutas 2 and 7 Finance Ltd. 0.000% due 09/30/2036 (e)		500	373

			3,491

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
American Home Mortgage Investment Trust 1.655% due 09/25/2045 •		1	1
Banc of America Mortgage Trust 2.673% due 02/25/2036 ^~		1	1
BCAP LLC Trust 2.626% due 05/26/2037 ~		670	675
Bear Stearns Adjustable Rate Mortgage Trust
2.767% due 01/25/2035 ~		1	1
3.151% due 05/25/2047 ^~		8	8
Citigroup Mortgage Loan Trust
1.966% due 08/25/2035 ~		5	5
3.124% due 09/25/2037 ^~		17	17
CitiMortgage Alternative Loan Trust 0.736% due 10/25/2036 •		97	80
Countrywide Alternative Loan Trust 0.436% due 05/25/2036 ^•		129	64
GSR Mortgage Loan Trust 2.967% due 01/25/2036 ^~		3	3
IndyMac Mortgage Loan Trust
0.266% due 02/25/2037 •		184	187
0.726% due 07/25/2045 •		107	96
2.655% due 11/25/2037 ~		88	86

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

Lehman XS Trust
0.336% due 08/25/2037 •	263	259
0.466% due 09/25/2046 •	141	144
Morgan Stanley Mortgage Loan Trust 2.038% due 06/25/2036 ~	1	1
SunTrust Adjustable Rate Mortgage Loan Trust 2.698% due 10/25/2037 ^~	63	59
WaMu Mortgage Pass-Through Certificates Trust
2.907% due 03/25/2036 ~	137	139
3.056% due 02/25/2037 ^~	14	14
Washington Mutual Mortgage Pass-Through Certificates Trust 0.842% due 02/25/2047 ^•	167	154

		1,994

U.S. GOVERNMENT AGENCIES 0.4%
Freddie Mac 2.169% due 03/01/2036 •	8	8
Uniform Mortgage-Backed Security 4.000% due 07/01/2048	48	51
Uniform Mortgage-Backed Security, TBA 3.500% due 12/01/2051	1,000	1,059

		1,118

Total United States (Cost $9,643)		10,419

URUGUAY 0.2%
SOVEREIGN ISSUES 0.2%
Uruguay Government International Bond 5.100% due 06/18/2050	$500	638

Total Uruguay (Cost $480)		638

VENEZUELA 0.6%
CORPORATE BONDS & NOTES 0.2%
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(c)	$3,750	225
5.500% due 04/12/2037 ^(c)	4,350	254
6.000% due 05/16/2024 ^(c)	380	23
6.000% due 11/15/2026 ^(c)	1,200	72

		574

SOVEREIGN ISSUES 0.4%
Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)	300	33
7.650% due 04/21/2025 ^(c)	630	68
7.750% due 04/13/2022	3,240	340
8.250% due 10/13/2024 ^(c)	3,850	418
9.000% due 05/07/2023 ^(c)	800	87
9.250% due 09/15/2027 ^(c)	1,190	129
9.375% due 01/13/2034 ^(c)	40	4
11.950% due 08/05/2031 ^(c)	490	54

		1,133

Total Venezuela (Cost $13,014)		1,707

VIRGIN ISLANDS (BRITISH) 0.4%
CORPORATE BONDS & NOTES 0.4%
1MDB Global Investments Ltd. 4.400% due 03/09/2023	$1,000	1,004

Total Virgin Islands (British) (Cost $1,010)		1,004

ZAMBIA 0.2%
SOVEREIGN ISSUES 0.2%
Zambia Government International Bond
5.375% due 09/20/2022 ^(c)	$200	151
8.970% due 07/30/2027 ^(c)	400	310

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

Total Zambia (Cost $439)		461

SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS (h) 1.1%		2,710

Total Short-Term Instruments (Cost $2,710)		2,710

Total Investments in Securities (Cost $257,524)		249,296

	SHARES
INVESTMENTS IN AFFILIATES 4.5%
SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio III	1,141,944	11,262

Total Short-Term Instruments (Cost $11,234)		11,262

Total Investments in Affiliates (Cost $11,234)		11,262

Total Investments 103.4% (Cost $268,758)		$260,558
Financial Derivative Instruments (j)(k) 0.5%(Cost or Premiums, net $566)		1,280
Other Assets and Liabilities, net (3.9)%		(9,869)

Net Assets 100.0%		$251,969

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

TDM	0.020%	09/08/2021	10/05/2021	$533	U.S. Treasury Bonds 2.250% due 05/15/2041	$(524)	$533	$533
0.030	09/08/2021	10/05/2021	2,177	U.S. Treasury Bonds 3.375% due 11/15/2048	(1,416)	2,177	2,177
U.S. Treasury Notes 2.375% due 02/29/2024	(735)

Total Repurchase Agreements	$(2,675)	$2,710	$2,710

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	0.250%	09/07/2021	10/08/2021	$(1,282)	$(1,282)
0.250	09/29/2021	10/08/2021	(428)	(428)
BRC	0.200	09/28/2021	11/02/2021	(805)	(805)
FBF	0.300	07/30/2021	TBD(3)	(634)	(634)
JML	0.280	07/08/2021	10/13/2021	(1,119)	(1,120)
0.300	07/08/2021	10/13/2021	(2,767)	(2,769)
SCX	0.270	09/20/2021	10/25/2021	(1,425)	(1,425)

Total Reverse Repurchase Agreements	$(8,463)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)

United States (1.1)%
U.S. Treasury Obligations (1.1)%
U.S. Treasury Bonds	2.250%	05/15/2041	$500	$(531)	$(534)
U.S. Treasury Bonds	3.375	11/15/2048	1,100	(1,601)	(1,406)
U.S. Treasury Notes	2.375	02/29/2024	700	(742)	(743)

Total Short Sales (1.1)%	$(2,874)	$(2,683)

(i)	Securities with an aggregate market value of $9,262 have been pledged as collateral under the terms of master agreements as of September 30, 2021.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(15,301) at a weighted average interest rate of 0.353%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $28 of accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note December Futures	12/2021	191	$23,444	$(132)	$17	$0
U.S. Treasury 10-Year Note December Futures	12/2021	45	5,922	(74)	6	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	13	2,484	(101)	0	(2)

$(307)	$23	$(2)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond December Futures	12/2021	56	$(11,016)	$157	$21	$(19)

Total Futures Contracts	$(150)	$44	$(21)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.353%	$100	$0	$2	$2	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Year BRL-CDI	5.863%	Maturity	01/02/2023	BRL	32,300	$(22)	$(124)	$(146)	$0	$(5)
Pay	1-Year BRL-CDI	9.153	Maturity	01/02/2024	7,700	0	(14)	(14)	0	(2)
Pay	1-Year BRL-CDI	9.200	Maturity	01/02/2024	2,800	0	(4)	(4)	0	(1)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026	$4,100	(116)	22	(94)	4	0
Pay(5)	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026	1,200	4	2	6	1	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	5,700	334	(209)	125	7	0
Pay(5)	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028	400	3	0	3	0	0
Pay(5)	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031	200	3	0	3	1	0
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2027	EUR	1,100	1	8	9	0	0
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032	800	(15)	13	(2)	0	0
Pay	28-Day MXN-TIIE	6.100	Lunar	02/26/2025	MXN	43,600	87	(133)	(46)	3	0
Pay	28-Day MXN-TIIE	6.100	Lunar	02/28/2025	23,200	46	(71)	(25)	1	0
Receive	28-Day MXN-TIIE	5.470	Lunar	04/21/2025	11,300	(9)	33	24	0	(1)
Receive	28-Day MXN-TIIE	5.615	Lunar	04/23/2025	44,500	(48)	133	85	0	(2)
Receive	28-Day MXN-TIIE	5.520	Lunar	04/24/2025	11,200	(10)	33	23	0	(1)
Receive	28-Day MXN-TIIE	5.530	Lunar	04/24/2025	2,300	(2)	7	5	0	0

$256	$(304)	$(48)	$17	$(12)

Total Swap Agreements	$256	$(302)	$(46)	$17	$(12)

Cash of $1,091 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(k)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	10/2021	PEN	4,831		$1,176	$8	$0
	10/2021		$1,239	PEN	5,092	0	(7)
	11/2021		153	RUB	11,428	3	0
	12/2021		127		9,489	1	0
	12/2021	ZAR	309		$22	1	0
	03/2022		$331	KZT	147,126	2	0
	03/2022		1,166	PEN	4,831	0	(9)
	09/2022	PEN	5,092		$1,209	13	0
BPS	10/2021	EUR	179		212	4	0
	11/2021	MXN	6,414		318	9	0
	12/2021	ZAR	7,497		522	29	0
BRC	10/2021		$65	EUR	55	0	(1)
	10/2021		733	PEN	2,829	0	(49)
	11/2021		54	RUB	4,065	1	0
CBK	10/2021	GBP	116		$160	3	0
	10/2021	PEN	6,430		1,727	172	0
	10/2021		$330	PEN	1,338	0	(6)
	10/2021		4	TRY	30	0	0
	11/2021	PEN	1,238		$301	2	0
	12/2021	EGP	5,980		355	0	(19)
	12/2021		$84	RUB	6,255	1	0
	12/2021	ZAR	8,625		$595	28	0
	01/2022	PEN	4,455		1,226	154	0
	05/2022		1,245		304	8	0
	05/2022		$390	PEN	1,594	0	(10)
FBF	11/2021		50	RUB	3,738	1	0
GLM	10/2021	DOP	234		$4	0	0
	10/2021	RUB	44,289		605	0	(1)
	10/2021		$521	PEN	2,003	0	(37)
	10/2021		124	RUB	9,309	4	0
	10/2021		29	TRY	243	0	(2)
	11/2021		221	PEN	830	0	(21)
	11/2021		57	RUB	4,272	1	0
	12/2021		205		15,228	2	0
	12/2021	ZAR	6,638		$459	23	0
	02/2022		16,407		1,049	0	(20)
	03/2022		$321	KZT	142,159	1	0
HUS	10/2021		178	EUR	152	0	(2)
	10/2021		32	RUB	2,420	1	0
	11/2021		1	COP	5,452	0	0
	11/2021		10	RUB	715	0	0
	12/2021	ZAR	8,695		$601	29	0
JPM	11/2021		$21	EGP	333	0	0
	03/2022	UAH	839		$30	0	0
MYI	11/2021		$354	EGP	5,651	2	0
	03/2022	UAH	1,687		$60	0	(1)
SCX	10/2021	EUR	8,987		10,615	205	0
	10/2021		$158	RUB	11,920	5	0
	11/2021	EUR	8,959		$10,389	5	0
	12/2021	ZAR	8,874		620	36	0
UAG	10/2021	RUB	47,615		652	0	(1)
	10/2021		$97	RUB	7,325	3	0
	11/2021		90		6,755	2	0
	12/2021	ZAR	11,680		$806	38	0

Total Forward Foreign Currency Contracts						$797	$(186)

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Turkey Government International Bond	(1.000)%	Quarterly	12/20/2025	4.138%	$400	$34	$14	$48	$0
CBK	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	4.138	400	34	13	47	0
DUB	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	4.138	600	60	11	71	0
HUS	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.624	100	0	(1)	0	(1)
JPM	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.624	200	0	(3)	0	(3)
	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	4.138	800	77	18	95	0
MYC	Turkey Government International Bond	(1.000)	Quarterly	12/20/2026	4.278	1,500	201	21	222	0

							$406	$73	$483	$(4)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	0.714%	$1,200	$(4)	$7	$3	$0
	Brazil Government International Bond	1.000	Quarterly	06/20/2031	2.834	300	(44)	0	0	(44)
	Chile Government International Bond	1.000	Quarterly	12/20/2025	0.700	1,000	25	(12)	13	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.874	500	3	0	3	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2025	1.416	800	(21)	8	0	(13)
	Indonesia Government International Bond	1.000	Quarterly	12/20/2026	0.817	500	4	1	5	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.276	1,500	20	10	30	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2022	0.510	400	(9)	11	2	0
BPS	Indonesia Government International Bond	1.000	Quarterly	12/20/2021	0.197	500	(15)	16	1	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.967	600	4	(3)	1	0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	16.482	450	(67)	(26)	0	(93)
	Chile Government International Bond	1.000	Quarterly	12/20/2021	0.217	3,000	41	(35)	6	0
	Chile Government International Bond	1.000	Quarterly	06/20/2026	0.796	1,000	17	(7)	10	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.874	100	1	0	1	0
	Eskom Holdings SOC Ltd.	1.000	Quarterly	12/20/2021	2.414	600	(13)	11	0	(2)
	Nigeria Government International Bond	5.000	Quarterly	12/20/2021	1.586	400	21	(17)	4	0
	QNB Finance Ltd.	1.000	Quarterly	06/20/2023	0.543	100	1	0	1	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.305	500	5	6	11	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.430	500	(36)	37	1	0
CBK	Peru Government International Bond	1.000	Quarterly	12/20/2025	0.848	800	9	(4)	5	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.305	1,900	(64)	107	43	0
DUB	Egypt Government International Bond	5.000	Quarterly	06/20/2022	2.237	500	17	(6)	11	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.430	1,500	0	2	2	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2022	0.672	500	(4)	6	2	0
FBF	Egypt Government International Bond	1.000	Quarterly	12/20/2021	2.118	700	(60)	59	0	(1)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.714	300	(1)	2	1	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2031	2.834	100	(15)	0	0	(15)
	Indonesia Government International Bond	1.000	Quarterly	12/20/2026	0.817	6,600	69	(6)	63	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566	100	(1)	2	1	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.967	1,500	7	(4)	3	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.305	300	3	4	7	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2026	0.540	200	5	0	5	0
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.416	400	(6)	11	5	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.505	100	(1)	2	1	0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.276		4,100	43	39	82	0
JPM	Banque Centrale de Tunisie International Bond	1.000	Quarterly	06/20/2022	8.565		400	(28)	7	0	(21)
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.874		300	2	0	2	0
	Israel Government International Bond	1.000	Quarterly	06/20/2024	0.233		400	9	0	9	0
	Nigeria Government International Bond	1.000	Quarterly	06/20/2022	1.586		700	(5)	2	0	(3)
	Nigeria Government International Bond	1.000	Quarterly	06/20/2023	2.431		500	(12)	0	0	(12)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.068		500	(8)	7	0	(1)
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.714		200	(1)	2	1	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.871		700	4	1	5	0
	Eskom Holdings SOC Ltd.	1.000	Quarterly	06/20/2022	2.424		200	(4)	2	0	(2)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566		100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.016		500	1	(1)	0	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.967		1,800	3	0	3	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.241		1,300	10	(7)	3	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.276		1,400	8	20	28	0

								$(88)	$256	$375	$(207)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Montenegro Equity Market Index «		1.000%	Quarterly	06/20/2023	EUR	100	$(8)	$2	$0	$(6)

Total Swap Agreements								$310	$331	$858	$(217)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 09/30/2021

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

Investments in Securities, at Value
Angola
Sovereign Issues	$0	$2,405	$0	$2,405
Argentina
Sovereign Issues	0	5,468	0	5,468
Armenia
Sovereign Issues	0	767	0	767
Austria
Corporate Bonds & Notes	0	237	0	237
Azerbaijan
Corporate Bonds & Notes	0	1,653	0	1,653
Sovereign Issues	0	419	0	419
Bahamas
Sovereign Issues	0	864	0	864
Bahrain
Sovereign Issues	0	1,516	0	1,516
Belarus
Sovereign Issues	0	177	0	177
Bermuda
Corporate Bonds & Notes	0	447	0	447
Brazil
Corporate Bonds & Notes	0	6,245	733	6,978
Sovereign Issues	0	1,425	0	1,425
Cameroon
Sovereign Issues	0	455	0	455
Cayman Islands
Asset-Backed Securities	0	0	33	33
Corporate Bonds & Notes	0	7,441	0	7,441
Chile
Corporate Bonds & Notes	0	3,928	0	3,928
Sovereign Issues	0	1,498	0	1,498
China
Corporate Bonds & Notes	0	2,897	0	2,897
Colombia
Corporate Bonds & Notes	0	1,197	0	1,197
Sovereign Issues	0	4,453	0	4,453
Costa Rica
Sovereign Issues	0	766	0	766
Dominican Republic
Sovereign Issues	0	4,680	0	4,680
Ecuador
Corporate Bonds & Notes	0	42	0	42
Sovereign Issues	0	3,103	0	3,103
Egypt
Sovereign Issues	0	5,863	0	5,863
El Salvador
Sovereign Issues	0	569	0	569
Ethiopia
Sovereign Issues	0	174	0	174
Germany
Corporate Bonds & Notes	0	924	0	924
Ghana
Sovereign Issues	0	3,187	0	3,187
Guatemala
Sovereign Issues	390	1,343	0	1,733
Hong Kong
Corporate Bonds & Notes	0	1,158	0	1,158
Sovereign Issues	0	197	0	197
Hungary
Sovereign Issues	0	247	0	247
India
Corporate Bonds & Notes	0	1,804	0	1,804
Sovereign Issues	0	1,252	0	1,252
Indonesia
Corporate Bonds & Notes	0	9,204	0	9,204
Sovereign Issues	0	6,162	0	6,162
Ireland
Corporate Bonds & Notes	0	3,056	0	3,056
Isle of Man
Corporate Bonds & Notes	0	484	0	484
Israel
Corporate Bonds & Notes	0	435	0	435
Sovereign Issues	0	425	0	425
Ivory Coast
Sovereign Issues	0	3,506	0	3,506
Jamaica
Corporate Bonds & Notes	0	198	0	198
Jordan
Sovereign Issues	0	1,488	0	1,488
Kazakhstan
Corporate Bonds & Notes	0	3,385	0	3,385
Sovereign Issues	0	246	0	246
Kenya
Sovereign Issues	0	1,080	0	1,080
Luxembourg
Corporate Bonds & Notes	0	7,810	0	7,810

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

Malaysia
Corporate Bonds & Notes	0	2,198	0	2,198
Mauritius
Corporate Bonds & Notes	0	530	0	530
Mexico
Corporate Bonds & Notes	0	12,590	0	12,590
Sovereign Issues	0	5,406	0	5,406
Mongolia
Sovereign Issues	0	1,369	0	1,369
Morocco
Corporate Bonds & Notes	0	896	0	896
Sovereign Issues	0	1,247	0	1,247
Namibia
Sovereign Issues	0	322	0	322
Netherlands
Corporate Bonds & Notes	0	3,532	0	3,532
Nigeria
Loan Participations and Assignments	0	1,308	0	1,308
Sovereign Issues	0	6,322	0	6,322
Oman
Sovereign Issues	0	4,954	0	4,954
Pakistan
Corporate Bonds & Notes	0	405	0	405
Sovereign Issues	0	908	0	908
Panama
Corporate Bonds & Notes	0	912	0	912
Sovereign Issues	0	3,634	0	3,634
Paraguay
Sovereign Issues	0	590	0	590
Peru
Corporate Bonds & Notes	0	1,841	0	1,841
Sovereign Issues	0	2,559	0	2,559
Philippines
Corporate Bonds & Notes	0	1,073	0	1,073
Sovereign Issues	0	1,901	0	1,901
Qatar
Corporate Bonds & Notes	0	2,110	0	2,110
Sovereign Issues	0	3,839	0	3,839
Romania
Sovereign Issues	0	3,471	0	3,471
Russia
Corporate Bonds & Notes	0	853	0	853
Sovereign Issues	0	2,901	0	2,901
Rwanda
Sovereign Issues	0	209	0	209
Saudi Arabia
Corporate Bonds & Notes	0	283	0	283
Sovereign Issues	0	8,159	0	8,159
Senegal
Sovereign Issues	0	866	0	866
Serbia
Sovereign Issues	0	552	0	552
Singapore
Corporate Bonds & Notes	0	1,332	0	1,332
South Africa
Corporate Bonds & Notes	0	3,235	0	3,235
Loan Participations and Assignments	0	0	1,077	1,077
Sovereign Issues	0	8,353	0	8,353
South Korea
Corporate Bonds & Notes	0	890	0	890
Sri Lanka
Sovereign Issues	0	1,820	0	1,820
Supranational
Corporate Bonds & Notes	0	613	0	613
Tanzania
Loan Participations and Assignments	0	0	229	229
Thailand
Corporate Bonds & Notes	0	424	0	424
Trinidad and Tobago
Corporate Bonds & Notes	0	59	0	59
Turkey
Corporate Bonds & Notes	0	2,429	0	2,429
Loan Participations and Assignments	0	0	1,155	1,155
Sovereign Issues	0	12,504	0	12,504
Ukraine
Sovereign Issues	0	5,717	0	5,717
United Arab Emirates
Corporate Bonds & Notes	0	2,131	0	2,131
Sovereign Issues	0	3,988	0	3,988
United Kingdom
Corporate Bonds & Notes	0	1,225	0	1,225
United States
Asset-Backed Securities	0	3,816	0	3,816
Corporate Bonds & Notes	0	3,491	0	3,491
Non-Agency Mortgage-Backed Securities	0	1,994	0	1,994
U.S. Government Agencies	0	1,118	0	1,118

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

Uruguay
Sovereign Issues	0	638	0	638
Venezuela
Corporate Bonds & Notes	0	574	0	574
Sovereign Issues	0	1,133	0	1,133
Virgin Islands (British)
Corporate Bonds & Notes	0	1,004	0	1,004
Zambia
Sovereign Issues	0	461	0	461
Short-Term Instruments
Repurchase Agreements	0	2,710	0	2,710

$390	$245,679	$3,227	$249,296
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,262	$0	$0	$11,262

Total Investments	$11,652	$245,679	$3,227	$260,558

Short Sales, at Value - Liabilities
United States
U.S. Treasury Obligations	$0	$(2,683)	$0	$(2,683)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	21	40	0	61
Over the counter	0	1,655	0	1,655

$21	$1,695	$0	$1,716
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(19)	(14)	0	(33)
Over the counter	0	(397)	(6)	(403)

$(19)	$(411)	$(6)	$(436)

Total Financial Derivative Instruments	$2	$1,284	$(6)	$1,280

Totals	$11,654	$244,280	$3,221	$259,155

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2021:
Category and Subcategory	Beginning Balance at 12/31/2020	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2021 (2)

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$0	$668	$0	$4	$0	$61	$0	$0	$733	$61
Cayman Islands
Asset-Backed Securities	133	0	(100)	0	0	0	0	0	33	0
Jersey, Channel Islands
Asset-Backed Securities	92	0	(92)	0	1	0	0	0	0	0
Mexico	0	0	0	0	0	0	0	0	0	0
Nigeria
Loan Participations and Assignments	1,282	0	0	4	0	22	0	(1,308)	0	0
South Africa
Loan Participations and Assignments	0	1,926	(879)	24	0	6	0	0	1,077	7
Tanzania
Loan Participations and Assignments	341	0	(114)	0	0	1	0	0	229	1
Turkey
Loan Participations and Assignments	0	1,172	0	0	0	(17)	0	0	1,155	(17)
Ukrainian SSR
Loan Participations and Assignments	800	0	(800)	0	0	0	0	0	0	0

$2,648	$3,766	$(1,985)	$32	$1	$73	$0	$(1,308)	$3,227	$52
Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$(8)	$0	$0	$2	$0	$0	$(6)	$1

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2021 (Unaudited)

Totals	$2,648	$3,766	$(1,993)	$32	$1	$75	$0	$(1,308)	$3,221	$53

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2021	Valuation Technique	Unobservable Inputs	Input Value	Weighted Average

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$733	Indicative Market Quotation	Broker Quote	$53.600	—
Cayman Islands
Asset-Backed Securities	33	Other Valuation Techniques(3)	—	—	—
South Africa
Loan Participations and Assignments	1,077	Reference Instrument	Yield	%	5.428	—
Tanzania
Loan Participations and Assignments	229	Proxy Pricing	Base Price	100.000	—
Turkey
Loan Participations and Assignments	1,155	Third Party Vendor	Broker Quote	99.750	—
Financial Derivative Instruments - Liabilities
Over the counter	(6)	Indicative Market Quotation	Broker Quote	(5.349)	—

Total	$3,221

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction,

Notes to Financial Statements (Cont.)

financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the reference instrument.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Notes to Financial Statements (Cont.)

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$11,435	$79,326	$(79,500)	$0	$1	$11,262	$25	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services LLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	TRY	Turkish New Lira
COP	Colombian Peso	KZT	Kazakhstani Tenge	UAH	Ukrainian Hryvnia
DOP	Dominican Peso	MXN	Mexican Peso	USD (or $)	United States Dollar
EGP	Egyptian Pound	PEN	Peruvian New Sol	ZAR	South African Rand
EUR	Euro	RUB	Russian Ruble

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR	US0006M	ICE 6-Month USD LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding
EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
JSC	Joint Stock Company	TBA	To-Be-Announced

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged)	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 130.6% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$68	$23
1.125% due 07/09/2035 þ		44	14
36.162% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,640	20
Autonomous City of Buenos Aires 39.149% (BADLARPP + 5.000%) due 01/23/2022 ~		500	3
Provincia de Buenos Aires 37.896% due 04/12/2025		620	3

Total Argentina (Cost $262)			63

AUSTRALIA 3.6%
CORPORATE BONDS & NOTES 0.5%
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023 (l)		$600	627

SOVEREIGN ISSUES 3.1%
Australia Government International Bond
0.500% due 09/21/2026	AUD	4,000	2,853
1.000% due 11/21/2031		300	207
1.750% due 06/21/2051		200	125
2.500% due 05/21/2030		400	317
Queensland Treasury Corp. 4.250% due 07/21/2023		800	620
South Australia Government Financing Authority 1.750% due 05/24/2032		200	143
Treasury Corp. of Victoria 4.250% due 12/20/2032		100	89

			4,354

Total Australia (Cost $5,098)			4,981

BRAZIL 0.2%
CORPORATE BONDS & NOTES 0.2%
Banco Bradesco S.A. 2.850% due 01/27/2023		$300	305

Total Brazil (Cost $300)			305

CANADA 0.9%
CORPORATE BONDS & NOTES 0.7%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$85	87
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	300	385
HSBC Bank Canada 3.300% due 11/28/2021 (l)		$500	502

			974

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053	CAD	126	102

SOVEREIGN ISSUES 0.1%
Canada Government Real Return Bond 1.500% due 12/01/2044 (g)		123	125

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

Total Canada (Cost $1,155)			1,201

CAYMAN ISLANDS 5.4%
ASSET-BACKED SECURITIES 4.2%
Apidos CLO 1.064% due 07/17/2030 •		$250	250
Birch Grove CLO Ltd. 1.246% due 06/15/2031 •		500	501
Cathedral Lake CLO Ltd. 0.976% due 07/16/2029 •		470	471
CIFC Funding Ltd. 1.075% due 10/24/2030 •		500	500
Gallatin CLO Ltd. 1.184% due 01/21/2028 •		221	221
Jamestown CLO Ltd. 1.354% due 01/17/2027 •		14	14
LCM LP 1.214% due 04/20/2031 •		500	500
Marble Point CLO Ltd. 1.166% due 10/15/2030 •		400	400
Palmer Square Loan Funding Ltd. 1.025% due 11/15/2026 •		125	125
Sound Point CLO Ltd. 1.038% due 01/23/2029 •		400	400
SP-Static CLO Ltd. 1.538% due 07/22/2028 •		233	233
STWD Ltd. 1.284% due 04/18/2038 •		500	501
Symphony CLO Ltd. 1.083% due 07/14/2026 •		232	233
Venture CLO Ltd.
1.006% due 04/15/2027 •		82	82
1.115% due 09/07/2030 •		500	500
1.234% due 01/20/2029 •		400	400
Voya CLO Ltd. 1.084% due 04/17/2030 •		500	500

			5,831

CORPORATE BONDS & NOTES 1.1%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		282	277
KSA Sukuk Ltd.
2.894% due 04/20/2022		300	304
4.303% due 01/19/2029		200	230
S.A. Global Sukuk Ltd.
1.602% due 06/17/2026		300	298
2.694% due 06/17/2031		200	202
Sands China Ltd. 5.125% due 08/08/2025		200	216

			1,527

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
MF1 Multifamily Housing Mortgage Loan Trust 1.014% due 07/15/2036 •		200	200

Total Cayman Islands (Cost $7,510)			7,558

CHINA 9.8%
SOVEREIGN ISSUES 9.8%
China Development Bank
3.050% due 08/25/2026	CNY	5,200	804
3.680% due 02/26/2026		1,200	190
4.040% due 04/10/2027		14,900	2,408
4.240% due 08/24/2027		11,900	1,944
China Government International Bond
2.850% due 06/04/2027		18,000	2,791
3.020% due 10/22/2025		5,800	910
3.280% due 12/03/2027		29,200	4,660

Total China (Cost $13,015)			13,707

DENMARK 3.2%
CORPORATE BONDS & NOTES 3.2%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	17,184	2,502
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		2,496	363

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

Nykredit Realkredit A/S
1.000% due 10/01/2050		10,814	1,582

Total Denmark (Cost $4,515)			4,447

FRANCE 4.9%
CORPORATE BONDS & NOTES 0.3%
Dexia Credit Local S.A. 1.625% due 10/16/2024		$400	411

SOVEREIGN ISSUES 4.6%
France Government International Bond
0.750% due 05/25/2052	EUR	1,300	1,435
2.000% due 05/25/2048 (l)		1,800	2,679
3.250% due 05/25/2045 (l)		1,300	2,340

			6,454

Total France (Cost $5,704)			6,865

GERMANY 3.4%
CORPORATE BONDS & NOTES 3.4%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	200	244
1.750% due 11/19/2030 •		200	244
1.875% due 12/22/2028 •	GBP	200	267
2.625% due 02/12/2026	EUR	300	381
3.035% due 05/28/2032 •(j)(l)		$150	152
3.547% due 09/18/2031 •(l)		200	214
3.729% due 01/14/2032 •(j)		200	207
3.961% due 11/26/2025 •(l)		500	541
4.250% due 10/14/2021 (l)		1,100	1,101
4.500% due 04/01/2025 (i)		200	215
5.882% due 07/08/2031 •(i)		200	236
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		400	437
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	200	152
5.375% due 04/23/2024	NZD	500	378

Total Germany (Cost $4,701)			4,769

GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		$85	85

Total Guernsey, Channel Islands (Cost $85)			85

HUNGARY 0.1%
SOVEREIGN ISSUES 0.1%
Hungary Government International Bond 2.125% due 09/22/2031		$200	197

Total Hungary (Cost $197)			197

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$200	204

Total India (Cost $201)			204

IRELAND 2.1%
ASSET-BACKED SECURITIES 2.1%
Accunia European CLO DAC 0.950% due 07/15/2030 •	EUR	246	285
Armada Euro CLO DAC 0.720% due 07/15/2031 •		400	462
Babson Euro CLO DAC 0.271% due 10/25/2029 •		139	161
BlueMountain Fuji EUR CLO DAC 0.650% due 07/15/2030 •		250	290
CVC Cordatus Loan Fund DAC 0.650% due 10/15/2031 •		250	290

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

Dorchester Park CLO DAC 1.034% due 04/20/2028 •		$263	264
Harvest CLO DAC 1.040% due 07/15/2031	EUR	400	463
Man GLG Euro CLO DAC 0.690% due 12/15/2031 •		300	348
Palmer Square European Loan Funding DAC 0.870% due 02/15/2030 •		292	339

Total Ireland (Cost $2,962)			2,902

ISRAEL 2.7%
SOVEREIGN ISSUES 2.7%
Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	1,400	434
0.750% due 07/31/2022		3,500	1,092
3.375% due 01/15/2050		$200	213
3.800% due 05/13/2060		200	222
4.125% due 01/17/2048		200	241
5.500% due 01/31/2022	ILS	4,900	1,548

Total Israel (Cost $3,636)			3,750

ITALY 2.8%
CORPORATE BONDS & NOTES 1.7%
Banca Carige SpA
0.951% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	500	581
1.151% due 10/25/2021 •		600	696
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027		300	362
3.625% due 09/24/2024		100	121
UniCredit SpA 7.830% due 12/04/2023		$500	572

			2,332

SOVEREIGN ISSUES 1.1%
Italy Buoni Poliennali Del Tesoro 1.850% due 07/01/2025	EUR	1,200	1,490

Total Italy (Cost $3,700)			3,822

JAPAN 5.4%
CORPORATE BONDS & NOTES 0.9%
Mizuho Financial Group, Inc.
0.759% (US0003M + 0.630%) due 05/25/2024 ~(l)		$200	201
2.721% due 07/16/2023 •(l)		700	713
Nissan Motor Co. Ltd. 4.345% due 09/17/2027 (l)		200	220
ORIX Corp. 3.250% due 12/04/2024 (l)		100	107

			1,241

SOVEREIGN ISSUES 4.5%
Japan Bank for International Cooperation 1.750% due 10/17/2024		600	619
Japan Finance Organization for Municipalities 0.625% due 09/02/2025		400	394
Japan Government International Bond
0.100% due 03/10/2028 (g)	JPY	151,794	1,402
0.100% due 03/20/2030		60,000	544
0.100% due 06/20/2031		210,000	1,893
0.500% due 03/20/2049		100,000	871
0.700% due 12/20/2048		10,000	92
0.700% due 06/20/2051		54,000	489

			6,304

Total Japan (Cost $7,584)			7,545

KUWAIT 1.3%
SOVEREIGN ISSUES 1.3%
Kuwait International Government Bond 3.500% due 03/20/2027		$1,600	1,773

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

Total Kuwait (Cost $1,591)			1,773

MALAYSIA 1.5%
CORPORATE BONDS & NOTES 0.2%
Petronas Capital Ltd. 3.500% due 04/21/2030		$200	217

SOVEREIGN ISSUES 1.3%
Malaysia Government International Bond
3.733% due 06/15/2028	MYR	4,500	1,107
3.828% due 07/05/2034		900	214
4.642% due 11/07/2033		1,800	463

			1,784

Total Malaysia (Cost $2,032)			2,001

NETHERLANDS 2.4%
ASSET-BACKED SECURITIES 0.5%
Jubilee CLO BV
0.610% due 04/15/2030 •	EUR	250	289
0.650% due 04/15/2031 •		250	290
Penta CLO BV 0.790% due 08/04/2028 •		133	154

			733

CORPORATE BONDS & NOTES 1.9%
Cooperatieve Rabobank UA
0.992% (US0003M + 0.860%) due 09/26/2023 ~(l)		$500	507
3.875% due 09/26/2023 (l)		600	639
Enel Finance International NV 2.650% due 09/10/2024		200	210
ING Groep NV 1.130% (US0003M + 1.000%) due 10/02/2023 ~(l)		700	711
JT International Financial Services BV 3.500% due 09/28/2023 (l)		500	530

			2,597

Total Netherlands (Cost $3,266)			3,330

PERU 1.6%
SOVEREIGN ISSUES 1.6%
Peru Government International Bond
1.862% due 12/01/2032		$100	91
5.350% due 08/12/2040	PEN	300	58
5.940% due 02/12/2029		4,300	1,044
6.350% due 08/12/2028		3,500	874
8.200% due 08/12/2026		800	219

Total Peru (Cost $2,832)			2,286

QATAR 2.0%
CORPORATE BONDS & NOTES 0.3%
Qatar Petroleum
2.250% due 07/12/2031		$200	199
3.125% due 07/12/2041		200	200

			399

SOVEREIGN ISSUES 1.7%
Qatar Government International Bond
3.875% due 04/23/2023		1,100	1,159
4.000% due 03/14/2029		600	683
4.500% due 04/23/2028		400	467

			2,309

Total Qatar (Cost $2,498)			2,708

ROMANIA 0.4%
SOVEREIGN ISSUES 0.4%
Romania Government International Bond
1.750% due 07/13/2030	EUR	200	227
2.000% due 04/14/2033		100	111
2.750% due 04/14/2041		100	108

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

2.875% due 04/13/2042		100	108

Total Romania (Cost $587)			554

SAUDI ARABIA 2.1%
SOVEREIGN ISSUES 2.1%
Saudi Government International Bond
2.375% due 10/26/2021		$800	801
2.875% due 03/04/2023		200	207
3.250% due 10/26/2026		300	324
4.000% due 04/17/2025		800	876
4.375% due 04/16/2029		200	231
4.625% due 10/04/2047		400	471

Total Saudi Arabia (Cost $2,769)			2,910

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	100	112
2.050% due 09/23/2036		100	109

Total Serbia (Cost $230)			221

SINGAPORE 1.1%
CORPORATE BONDS & NOTES 0.3%
BOC Aviation Ltd. 3.500% due 09/18/2027 (l)		$200	213
DBS Bank Ltd. 3.300% due 11/27/2021 (l)		200	201

			414

SOVEREIGN ISSUES 0.8%
Singapore Government International Bond
1.625% due 07/01/2031	SGD	500	370
1.875% due 10/01/2051 (b)		500	364
2.250% due 08/01/2036		100	77
2.375% due 07/01/2039		100	79
2.750% due 04/01/2042		200	167
3.375% due 09/01/2033		100	86

			1,143

Total Singapore (Cost $1,557)			1,557

SPAIN 0.6%
CORPORATE BONDS & NOTES 0.1%
Banco Santander S.A. 1.849% due 03/25/2026		$200	203

SOVEREIGN ISSUES 0.5%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	100	155
Spain Government International Bond 0.250% due 07/30/2024 (l)		400	473

			628

Total Spain (Cost $785)			831

SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
European Investment Bank 0.500% due 07/21/2023	AUD	600	435

Total Supranational (Cost $497)			435

SWITZERLAND 1.8%
CORPORATE BONDS & NOTES 1.8%
Credit Suisse AG
2.100% due 11/12/2021		$500	501
6.500% due 08/08/2023 (i)		400	439
Credit Suisse Group AG
3.800% due 06/09/2023		600	632
5.250% due 02/11/2027 •(h)(i)		200	210

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

UBS AG 7.625% due 08/17/2022 (i)		750	795

Total Switzerland (Cost $2,503)			2,577

UNITED KINGDOM 12.6%
CORPORATE BONDS & NOTES 6.6%
Barclays Bank PLC 7.625% due 11/21/2022 (i)		$500	536
Barclays PLC
1.811% (BBSW3M + 1.800%) due 06/15/2023 ~	AUD	250	185
2.167% (BBSW3M + 2.150%) due 06/26/2024 ~		500	377
4.338% due 05/16/2024 •(l)		$400	424
4.836% due 05/09/2028		400	452
5.200% due 05/12/2026		200	229
6.125% due 12/15/2025 •(h)(i)		300	332
7.875% due 09/15/2022 •(h)(i)	GBP	200	285
HSBC Holdings PLC
3.803% due 03/11/2025 •(l)		$400	427
3.973% due 05/22/2030 •(l)		100	110
4.041% due 03/13/2028 •(l)		200	221
6.750% due 09/11/2028	GBP	200	344
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024		200	275
Lloyds Bank PLC 4.875% due 03/30/2027		600	975
Lloyds Banking Group PLC
4.650% due 03/24/2026 (l)		$400	450
7.875% due 06/27/2029 •(h)(i)	GBP	200	345
Nationwide Building Society 1.700% due 02/13/2023 (l)		$500	509
Natwest Group PLC
2.500% due 03/22/2023	EUR	200	241
4.892% due 05/18/2029 •(l)		$400	466
NatWest Markets PLC 0.625% due 03/02/2022	EUR	100	116
Reckitt Benckiser Treasury Services PLC 0.689% (US0003M + 0.560%) due 06/24/2022 ~(l)		$300	301
Santander UK Group Holdings PLC
3.571% due 01/10/2023 (l)		200	202
7.375% due 06/24/2022 •(h)(i)	GBP	200	279
Standard Chartered PLC 2.678% due 06/29/2032 •		$300	299
Tesco PLC 6.125% due 02/24/2022	GBP	83	114
Tesco Property Finance PLC 5.801% due 10/13/2040		144	254
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		300	420

			9,168

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.3%
Avon Finance PLC 0.950% due 09/20/2048 •		260	351
Eurohome UK Mortgages PLC 0.220% due 06/15/2044 •		385	510
Eurosail PLC 1.017% due 06/13/2045 •		315	424
Finsbury Square PLC 1.017% due 09/12/2068 •		149	202
Hawksmoor Mortgages 1.100% due 05/25/2053 •		527	713
Residential Mortgage Securities PLC 1.300% due 06/20/2070 •		253	344
Ripon Mortgages PLC 0.868% due 08/20/2056 •		875	1,182
Stanlington PLC 1.067% due 06/12/2046 •		455	615
Stratton Mortgage Funding PLC 0.950% due 07/20/2060 •		649	879
Towd Point Mortgage Funding 0.950% due 07/20/2045 •		666	901
Towd Point Mortgage Funding PLC
0.950% due 07/20/2045 •		333	450
1.097% due 10/20/2051 •		362	492

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

Trinity Square PLC 0.899% due 07/15/2059 •	277	376

		7,439

	SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society 10.250% ~	760	201

	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.6%
United Kingdom Gilt 0.625% due 10/22/2050	$800	883

Total United Kingdom (Cost $17,292)		17,691

UNITED STATES 52.3%
ASSET-BACKED SECURITIES 7.0%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	$316	318
ACE Securities Corp. Home Equity Loan Trust 0.986% due 08/25/2035 •	500	501
Amortizing Residential Collateral Trust 0.786% due 10/25/2031 •	1	1
Citigroup Mortgage Loan Trust, Inc. 1.076% due 07/25/2035 •	500	500
Conseco Finance Securitizations Corp. 7.490% due 07/01/2031 þ	603	640
Countrywide Asset-Backed Certificates
0.306% due 06/25/2047 •	889	878
0.486% due 08/25/2034 •	86	85
Countrywide Asset-Backed Certificates Trust, Inc. 0.826% due 08/25/2047 •	78	77
Credit-Based Asset Servicing & Securitization Trust 0.146% due 11/25/2036 •	15	9
GSAMP Trust 0.586% due 05/25/2046 •	500	494
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ	153	142
Morgan Stanley ABS Capital, Inc. Trust
0.196% due 03/25/2037 •	898	516
0.336% due 08/25/2036 •	2,048	1,323
New Century Home Equity Loan Trust 0.821% due 06/25/2035 •	228	228
NovaStar Mortgage Funding Trust 0.626% due 05/25/2036 •	500	486
Renaissance Home Equity Loan Trust 5.294% due 01/25/2037 þ	458	227
Securitized Asset-Backed Receivables LLC Trust 0.136% due 12/25/2036 •	6	4
SMB Private Education Loan Trust
1.184% due 07/15/2053 •	72	74
1.290% due 07/15/2053	289	290
Soundview Home Loan Trust 0.586% due 11/25/2036 •	600	583
Structured Asset Securities Corp. Mortgage Loan Trust 1.586% due 04/25/2035 •	4	4
Terwin Mortgage Trust 1.026% due 11/25/2033 •	9	9
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	343	345
2.710% due 01/25/2060 ~	306	314
2.900% due 10/25/2059 ~	1,206	1,252
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031	500	525
Washington Mutual Asset-Backed Certificates Trust 0.146% due 10/25/2036 •	34	18

		9,843

CORPORATE BONDS & NOTES 6.7%
American Tower Corp. 3.800% due 08/15/2029 (l)	400	444
Arrow Electronics, Inc. 3.500% due 04/01/2022 (l)	400	404

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

AT&T, Inc. 3.100% due 02/01/2043 (l)		100	96
Bayer U.S. Finance LLC
1.126% (US0003M + 1.010%) due 12/15/2023 ~(l)		300	304
4.250% due 12/15/2025 (l)		200	221
British Airways Pass-Through Trust 3.350% due 12/15/2030		87	87
Broadcom, Inc. 3.459% due 09/15/2026 (l)		400	432
Campbell Soup Co. 3.650% due 03/15/2023		29	30
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023 (l)		100	104
Charter Communications Operating LLC
4.464% due 07/23/2022		900	923
6.384% due 10/23/2035		600	790
Cleco Power LLC 0.616% (US0003M + 0.500%) due 06/15/2023 ~		100	100
CVS Health Corp. 3.700% due 03/09/2023		14	15
Fidelity National Information Services, Inc. 0.750% due 05/21/2023	EUR	100	118
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 •		800	927
0.151% due 12/01/2024 •		100	114
2.748% due 06/14/2024	GBP	100	136
3.087% due 01/09/2023		$200	203
GLP Capital LP 5.300% due 01/15/2029		400	468
Helmerich & Payne, Inc. 2.900% due 09/29/2031		100	100
Hyatt Hotels Corp. 1.300% due 10/01/2023 (b)		100	100
Morgan Stanley 0.740% (CDOR03 + 0.300%) due 02/03/2023 ~(j)	CAD	900	713
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	400	554
National Rural Utilities Cooperative Finance Corp. 2.300% due 09/15/2022 (l)		$400	408
Organon & Co. 4.125% due 04/30/2028		200	204
Pacific Gas & Electric Co.
3.500% due 06/15/2025 ^(l)		100	104
4.000% due 12/01/2046 ^(l)		100	97
Southern California Edison Co.
0.690% (SOFRRATE + 0.640%) due 04/03/2023 ~(l)		100	100
0.880% (SOFRRATE + 0.830%) due 04/01/2024 ~(l)		100	101
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		400	408
Sprint Spectrum Co. LLC 4.738% due 09/20/2029 (l)		175	187
Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022 (l)		400	404

			9,396

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
CenturyLink, Inc. 2.334% (LIBOR03M + 2.250%) due 03/15/2027 ~		228	226

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.5%
Adjustable Rate Mortgage Trust 2.675% due 09/25/2035 ^~		5	5
American Home Mortgage Assets Trust
0.296% due 10/25/2046 •		276	179
0.466% due 05/25/2046 ^•		141	128
Banc of America Funding Trust
2.606% due 02/20/2036 ~		57	58
3.159% due 10/20/2046 ^~		65	56
5.500% due 01/25/2036		148	140
BCAP LLC Trust
0.426% due 01/25/2037 ^•		127	127
5.250% due 04/26/2037		391	285
Bear Stearns Adjustable Rate Mortgage Trust
2.366% due 10/25/2033 ~		2	2
2.480% due 05/25/2034 ~		7	7
2.489% due 08/25/2033 ~		3	3
2.666% due 05/25/2034 ~		5	5
2.727% due 11/25/2034 ~		2	2
3.151% due 05/25/2047 ^~		98	98
Bear Stearns ALT-A Trust
2.910% due 09/25/2035 ^~		62	48
3.057% due 11/25/2035 ^~		68	59
3.445% due 08/25/2036 ^~		113	73

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

Bear Stearns Structured Products, Inc. Trust 2.727% due 12/26/2046 ^~	48	44
Chase Mortgage Finance Trust 2.909% due 07/25/2037 ~	14	14
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.266% due 07/25/2036 •	299	293
Citigroup Mortgage Loan Trust
2.480% due 10/25/2035 ^•	164	173
2.500% due 05/25/2051 ~	1,086	1,103
Citigroup Mortgage Loan Trust, Inc. 2.210% due 09/25/2035 •	6	6
Countrywide Alternative Loan Trust
0.282% due 12/20/2046 ^•	214	191
0.297% due 07/20/2046 ^•	135	107
0.426% due 01/25/2037 ^•	0	2
0.436% due 05/25/2037 ^•	37	12
0.507% due 03/20/2046 •	65	56
0.646% due 02/25/2037 •	77	68
1.592% due 11/25/2035 •	15	14
2.132% due 11/25/2035 •	15	14
2.903% due 11/25/2035 ^~	115	113
5.250% due 06/25/2035 ^	9	9
6.000% due 04/25/2037 ^	43	27
6.250% due 08/25/2037 ^	20	15
6.500% due 06/25/2036 ^	100	73
Countrywide Home Loan Mortgage Pass-Through Trust
0.546% due 05/25/2035 •	36	32
0.626% due 04/25/2046 •	960	342
0.666% due 04/25/2035 •	5	5
0.686% due 03/25/2035 •	282	232
0.706% due 02/25/2035 •	288	283
0.726% due 03/25/2035 •	34	32
0.746% due 02/25/2035 •	4	4
0.846% due 09/25/2034 •	3	3
2.109% due 02/20/2036 ^•	186	188
2.558% due 05/25/2047 ~	63	60
2.802% due 11/25/2034 ~	6	6
5.500% due 10/25/2035	41	32
Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	99	101
2.961% due 10/27/2059 ~	430	433
6.500% due 07/26/2036 ^	104	39
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.386% due 10/25/2036 ^þ	121	122
GreenPoint Mortgage Funding Trust 0.626% due 11/25/2045 •	6	5
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	99	100
2.500% due 02/25/2052 ~	199	202
GSR Mortgage Loan Trust
1.840% due 03/25/2033 •	2	3
2.122% due 06/25/2034 ~	2	2
2.859% due 09/25/2035 ~	44	46
HarborView Mortgage Loan Trust 0.942% due 12/19/2036 ^•	71	69
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~	194	195
IndyMac Mortgage Loan Trust 2.912% due 09/25/2035 ^~	98	94
JP Morgan Mortgage Trust
1.000% due 11/25/2051 «	700	717
1.905% due 11/25/2033 ~	2	3
2.285% due 02/25/2035 ~	1	1
2.500% due 11/25/2051 «	1,100	1,130
3.145% due 01/25/2037 ^~	85	81
JPMorgan Mortgage Trust 3.000% due 01/25/2052 ~	695	718
Luminent Mortgage Trust 0.806% due 04/25/2036 •	228	209
Manhattan West Mortgage Trust 2.130% due 09/10/2039	400	408
MASTR Adjustable Rate Mortgages Trust 2.651% due 05/25/2034 ~	260	269
MASTR Alternative Loan Trust 0.486% due 03/25/2036 ^•	44	3
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.524% due 12/15/2030 •	2	2
Merrill Lynch Mortgage Investors Trust
0.506% due 02/25/2036 •	36	36
1.859% due 02/25/2033 ~	4	4
2.100% due 02/25/2036 ~	13	13
Merrill Lynch Mortgage-Backed Securities Trust 2.714% due 04/25/2037 ^~	4	4
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	427	441
2.750% due 11/25/2059 ~	360	371

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

Nomura Asset Acceptance Corp. Alternative Loan Trust 2.318% due 10/25/2035 ~	7	6
OBX Trust 0.736% due 06/25/2057 •	139	139
One New York Plaza Trust 1.034% due 01/15/2026 •	500	502
Residential Accredit Loans, Inc. Trust
0.506% due 04/25/2046 •	124	48
6.000% due 12/25/2036 ^	169	165
Residential Funding Mortgage Securities, Inc. Trust 5.500% due 11/25/2035 ^	43	42
Structured Adjustable Rate Mortgage Loan Trust
2.362% due 04/25/2034 ~	6	6
2.440% due 02/25/2034 ~	3	3
Structured Asset Mortgage Investments Trust
0.306% due 09/25/2047 •	201	185
0.466% due 07/25/2046 ^•	213	187
0.506% due 05/25/2036 •	51	45
0.526% due 05/25/2036 •	207	204
0.587% due 07/19/2035 •	58	57
0.646% due 02/25/2036 ^•	271	262
0.667% due 07/19/2034 •	1	1
0.787% due 03/19/2034 •	2	2
Structured Asset Securities Corp. 0.366% due 01/25/2036 •	79	76
SunTrust Alternative Loan Trust 0.736% due 12/25/2035 ^•	299	257
WaMu Mortgage Pass-Through Certificates Trust
0.626% due 12/25/2045 •	17	17
0.706% due 01/25/2045 •	2	2
0.726% due 01/25/2045 •	3	3
0.792% due 02/25/2047 ^•	167	161
1.492% due 08/25/2042 •	2	2
1.763% due 07/25/2046 •	111	110
2.427% due 03/25/2034 ~	9	10
2.577% due 06/25/2033 ~	2	3
2.584% due 01/25/2037 ^~	13	13
2.598% due 02/25/2033 ~	32	34
2.762% due 12/25/2036 ^~	2	2
2.774% due 09/25/2036 ~	40	39
2.886% due 06/25/2037 ^~	32	32
2.993% due 12/25/2036 ^~	17	17
Washington Mutual Mortgage Pass-Through Certificates Trust 1.032% due 07/25/2046 ^•	35	24

		13,305

	SHARES
PREFERRED SECURITIES 0.5%
AT&T, Inc. 2.875% due 03/02/2025 •(h)	100,000	117
Bank of America Corp. 5.875% due 03/15/2028 •(h)	300,000	343
Charles Schwab Corp. 5.375% due 06/01/2025 •(h)	200,000	223

		683

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 23.5%
Fannie Mae
0.206% due 03/25/2034 •	$1	1
0.236% due 08/25/2034 •	1	1
0.486% due 06/25/2036 •	10	10
1.778% due 12/01/2034 •	1	2
2.422% due 11/01/2034 •	10	11
3.000% due 03/01/2060	255	276
3.500% due 01/01/2059	481	524
6.000% due 07/25/2044	12	14
Freddie Mac
0.366% due 09/25/2031 •	9	9
0.446% due 01/15/2038 •	146	146
1.292% due 10/25/2044 •	18	18
1.902% due 01/15/2038 ~(a)	146	9
2.093% due 04/01/2037 •	10	10
2.462% due 02/01/2029 •	1	1
3.000% due 03/01/2045	228	241
6.000% due 04/15/2036	134	158

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

Ginnie Mae
3.000% due 07/20/2046		13	14
6.000% due 09/20/2038		2	2
Uniform Mortgage-Backed Security
2.500% due 11/01/2050 - 02/01/2051		2,680	2,781
3.000% due 08/01/2042 - 06/01/2051		703	755
3.500% due 10/01/2034 - 07/01/2050		570	610
4.000% due 06/01/2050		220	237
Uniform Mortgage-Backed Security, TBA
2.000% due 10/01/2051		7,800	7,885
3.500% due 11/01/2051 - 12/01/2051		1,000	1,059
4.000% due 11/01/2051		16,900	18,127

			32,901

U.S. TREASURY OBLIGATIONS 4.9%
U.S. Treasury Bonds
1.375% due 11/15/2040		800	719
1.625% due 11/15/2050		200	180
1.875% due 02/15/2041		2,900	2,837
U.S. Treasury Inflation Protected Securities (g)
0.500% due 01/15/2028 (n)		443	496
1.750% due 01/15/2028 (n)		1,824	2,196
3.875% due 04/15/2029		266	371

			6,799

Total United States (Cost $71,117)			73,153

SHORT-TERM INSTRUMENTS 5.7%
COMMERCIAL PAPER 0.4%
Samhallsbyggnadsbolaget i Norden AB 0.000% due 10/12/2021	EUR	500	579

REPURCHASE AGREEMENTS (k) 3.3%			4,640

ISRAEL TREASURY BILLS 0.8%
(0.023)% due 02/02/2022 - 04/06/2022 (d)(e)	ILS	3,700	1,147

JAPAN TREASURY BILLS 1.2%
(0.106)% due 11/01/2021 (e)(f)	JPY	190,000	1,707

Total Short-Term Instruments (Cost $8,104)			8,073

Total Investments in Securities (Cost $178,285)			182,501

		SHARES
INVESTMENTS IN AFFILIATES 4.1%
SHORT-TERM INSTRUMENTS 4.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%
PIMCO Short Asset Portfolio		380,794	3,814
PIMCO Short-Term Floating NAV Portfolio III		194,713	1,920

Total Short-Term Instruments (Cost $5,713)			5,734

Total Investments in Affiliates (Cost $5,713)			5,734

Total Investments 134.7% (Cost $183,998)			$188,235
Financial Derivative Instruments (m)(o) (0.0)%(Cost or Premiums, net $(218))			(57)
Other Assets and Liabilities, net (34.7)%			(48,451)

Net Assets 100.0%			$139,727

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	3.035%	05/28/2032	05/28/2021	$150	$152	0.11%
Deutsche Bank AG	3.729	01/14/2032	01/21/2021	200	207	0.15
Morgan Stanley	0.740	02/03/2023	01/30/2020	682	713	0.51

$1,032	$1,072	0.77%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	0.730%	01/22/2020	TBD(2)	GBP	916	United Kingdom Gilt 1.750% due 01/22/2049	$(1,173)	$1,234	$1,249
BRC	(0.250)	08/20/2021	TBD(2)	PLN	10,329	Republic of Poland Government International Bond 2.750% due 10/25/2029	(2,686)	2,597	2,596
FICC	0.000	09/30/2021	10/01/2021	$809	U.S. Treasury Notes 0.250% due 09/30/2023	(825)	809	809

Total Repurchase Agreements	$(4,684)	$4,640	$4,654

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

BRC	(0.580)%	08/19/2021	11/22/2021	EUR	(4,590)	$(5,313)
JML	(0.550)	08/19/2021	11/22/2021	(409)	(474)
TDM	0.220	06/21/2021	TBD(4)	$(12,831)	(12,839)

Total Reverse Repurchase Agreements	$(18,626)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

SHORT SALES:
Description			Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(5)

Canada (0.4)%
Sovereign Issues (0.4)%
Canada Government International Bond			2.750%	12/01/2048	CAD	600	$(582)	$(557)

Poland (1.8)%
Sovereign Issues (1.8)%
Republic of Poland Government International Bond			2.750%	10/25/2029	PLN	9,200	(2,601)	(2,455)

United Kingdom (0.7)%
Sovereign Issues (0.7)%
United Kingdom Gilt			1.750%	01/22/2049	GBP	700	(1,015)	(1,081)

United States (19.7)%

U.S. Government Agencies (19.7)%
Uniform Mortgage-Backed Security, TBA			2.000%	11/01/2036		$2,000	(2,057)	(2,057)
Uniform Mortgage-Backed Security, TBA			2.000	10/01/2051		8,800	(8,904)	(8,877)
Uniform Mortgage-Backed Security, TBA			2.000	12/01/2051		8,200	(8,173)	(8,190)
Uniform Mortgage-Backed Security, TBA			2.500	12/01/2050		1,100	(1,136)	(1,130)
Uniform Mortgage-Backed Security, TBA			2.500	10/01/2051		300	(309)	(309)
Uniform Mortgage-Backed Security, TBA			2.500	11/01/2051		1,000	(1,034)	(1,029)
Uniform Mortgage-Backed Security, TBA			2.500	12/01/2051		3,000	(3,074)	(3,080)
Uniform Mortgage-Backed Security, TBA			3.000	12/01/2051		2,500	(2,614)	(2,608)
Uniform Mortgage-Backed Security, TBA			3.500	10/01/2036		100	(107)	(107)
Uniform Mortgage-Backed Security, TBA			4.000	10/01/2051		200	(214)	(214)

Total United States							(27,622)	(27,601)

Total Short Sales (22.6)%							$(31,820)	$(31,694)

(l)							Securities with an aggregate market value of $18,974 have been pledged as collateral under the terms of master agreements as of September 30, 2021.
(1)							Includes accrued interest.
(2)							Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(8,630) at a weighted average interest rate of (0.043%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)							Open maturity reverse repurchase agreement.
(5)							Payable for short sales includes $69 of accrued interest.
(m)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
							Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)		Asset	Liability

90-Day Eurodollar March Futures	03/2022	4	$999		$1		$0	$0
Call Options Strike @ EUR 113.6 on Eur-Schatz December 2021 Futures (1)	11/2021	66	0		0		0	0
Call Options Strike @ EUR 182.500 on Euro-Bund December 2021 Futures (1)	11/2021	30	0		0		0	0
Call Options Strike @ EUR 187.000 on Euro-Bund December 2021 Futures (1)	11/2021	57	1		0		0	0
Call Options Strike @ EUR 196.000 on Euro-OAT December 2021 Futures (1)	11/2021	144	2		0		0	0
Call Options Strike @ GBP 145.000 United Kingdom Gilt December 2021 Futures (1)	11/2021	55	0		(2)		0	0
Euro-BTP Italy Government Bond December Futures	12/2021	66	11,617		(145)		37	(38)
U.S. Treasury 5-Year Note December Futures	12/2021	162	19,884		(127)		14	0
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures	12/2021	61	8,860		(203)		10	0

					$(476)		$61	$(38)

SHORT FUTURES CONTRACTS
							Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)		Asset	Liability

Australia Government 3-Year Note December Futures	12/2021	11	$(926)		$1		$0	$0
Australia Government 10-Year Bond December Futures	12/2021	20	(2,046)		22		1	(1)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

Call Options Strike @ EUR 174.000 on Euro-Bund November 2021 Futures (1)	10/2021	8	0	10	0	0
Euro-Bobl December Futures	12/2021	11	(1,719)	5	1	(1)
Euro-Bund 10-Year Bond December Futures	12/2021	85	(16,720)	216	32	(29)
Euro-Buxl 30-Year Bond December Futures	12/2021	3	(707)	20	5	(2)
Euro-OAT France Government 10-Year Bond December Futures	12/2021	124	(23,836)	424	49	(46)
Euro-Schatz December Futures	12/2021	32	(4,159)	3	0	0
U.S. Treasury 10-Year Note December Futures	12/2021	11	(1,448)	20	0	(2)
U.S. Treasury 30-Year Bond December Futures	12/2021	2	(318)	10	0	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	4	(764)	33	1	0
United Kingdom Long Gilt December Futures	12/2021	55	(9,274)	288	38	(7)

$1,052	$127	$(88)

Total Futures Contracts	$576	$188	$(126)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	06/20/2028	1.084%	EUR	200	$(1)	$0	$(1)	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.276	200	(24)	22	(2)	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.358	200	5	3	8	0	0
Tesco PLC	1.000	Quarterly	06/20/2025	0.490	400	5	4	9	0	0

$(15)	$29	$14	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-36 5-Year Index	(5.000)%	Quarterly	06/20/2026	$1,300	$(124)	$2	$(122)	$1	$0
CDX.IG-35 5-Year Index	(1.000)	Quarterly	12/20/2025	300	(7)	0	(7)	0	0
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	4,800	(30)	(33)	(63)	3	0
CDX.IG-36 10-Year Index	(1.000)	Quarterly	06/20/2031	2,600	(14)	(14)	(28)	1	0
CDX.IG-37 5-Year Index	(1.000)	Quarterly	12/20/2026	3,900	(97)	3	(94)	2	0
iTraxx Europe Main 33 10-Year Index	(1.000)	Quarterly	06/20/2030	EUR	900	(7)	(11)	(18)	0	0

$(279)	$(53)	$(332)	$7	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$200	$(7)	$(1)	$(8)	$0	$0

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$41,600	$(5)	$(6)	$(11)	$0	$(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	12,800	(1)	(3)	(4)	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	2,900	0	(1)	(1)	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	2,000	0	0	0	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	9,100	1	(4)	(3)	1	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	6,300	0	(2)	(2)	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	1,400	0	0	0	0	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%		Quarterly	09/06/2024		4,400	0	1	1	1	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.105%		Quarterly	09/27/2024		1,100	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.102%		Quarterly	10/04/2024		3,300	0	0	0	1	0

							$(5)	$(15)	$(20)	$3	$(1)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023	GBP	6,650	$30	$14	$44	$2	$0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	03/16/2024		3,300	(17)	(21)	(38)	0	(2)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	03/16/2027		100	0	(2)	(2)	0	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2032		3,600	22	(130)	(108)	0	(16)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		1,300	(23)	140	117	19	0
Receive(7)	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	12/15/2051	JPY	30,000	7	0	7	0	(2)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031	SGD	1,400	(11)	33	22	3	0
Receive(7)	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	12/15/2031		300	(2)	3	1	1	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	5,400	0	14	14	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		13,100	0	33	33	0	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		6,800	0	18	18	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		3,800	0	10	10	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		5,200	0	13	13	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		4,700	0	12	12	0	0
Pay	1-Year BRL-CDI	3.300	Maturity	01/03/2022		62,100	0	(89)	(89)	0	0
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		1,600	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		34,100	(1)	(62)	(63)	0	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		11,100	(17)	29	12	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		21,900	(4)	(31)	(35)	0	0
Receive	1-Year BRL-CDI	7.197	Maturity	01/03/2022		36,714	0	(3)	(3)	0	(3)
Receive	1-Year BRL-CDI	6.295	Maturity	01/02/2025		400	3	1	4	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025	CAD	1,100	(9)	16	7	0	0
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		1,400	0	(2)	(2)	0	(1)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		400	(7)	(2)	(9)	0	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		5,400	(311)	53	(258)	0	(4)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		400	13	13	26	0	(2)
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		400	0	12	12	0	(2)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	2,400	(8)	(10)	(18)	2	0
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024	NZD	100	0	(2)	(2)	0	0
Receive	3-Month NZD-BBR	0.500	Semi-Annual	12/16/2025		150	0	5	5	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		$10,800	(151)	17	(134)	0	(1)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		1,400	14	(2)	12	0	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	03/30/2023		4,200	1	(1)	0	0	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		3,600	0	(69)	(69)	0	0
Receive(7)	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		300	(1)	1	0	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		2,900	(61)	(36)	(97)	0	0
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		3,150	0	(64)	(64)	0	(1)
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		3,900	0	(74)	(74)	0	(2)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		8,800	239	(187)	52	6	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		3,240	(59)	(15)	(74)	3	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		3,000	(85)	(217)	(302)	0	(3)
Receive(7)	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		11,500	(112)	55	(57)	0	(13)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		2,100	298	(123)	175	3	0
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		5,100	(54)	(207)	(261)	8	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		1,000	(48)	(3)	(51)	1	0
Pay(7)	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		1,000	19	(12)	7	2	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		7,700	(90)	396	306	0	(17)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		765	11	41	52	0	(2)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		6,740	608	(134)	474	0	(16)
Receive	3-Month USD-LIBOR	1.508	Semi-Annual	07/15/2031		200	(1)	1	0	0	(1)
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2031		300	(1)	5	4	0	(1)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

Receive	3-Month USD-LIBOR	1.400	Semi-Annual	07/19/2031		800	(5)	14	9	0	(2)
Receive	3-Month USD-LIBOR	1.448	Semi-Annual	08/10/2031		800	(5)	11	6	0	(2)
Pay (7)	3-Month USD-LIBOR	1.950	Semi-Annual	10/04/2031		210	0	8	8	1	0
Receive (7)	3-Month USD-LIBOR	1.720	Semi-Annual	10/15/2031		800	0	(12)	(12)	0	(2)
Pay(7)	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		1,200	24	(7)	17	3	0
Receive (7)	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		500	(14)	6	(8)	0	(1)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041		800	15	58	73	0	(3)
Receive	3-Month USD-LIBOR	1.325	Semi-Annual	12/02/2050		300	(9)	45	36	0	(1)
Pay	3-Month USD-LIBOR	1.460	Semi-Annual	02/02/2051		600	(7)	(48)	(55)	1	0
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		1,200	73	121	194	0	(3)
Receive	3-Month USD-LIBOR	1.940	Semi-Annual	06/15/2051		300	(2)	(6)	(8)	0	(1)
Receive	3-Month USD-LIBOR	1.935	Semi-Annual	06/22/2051		300	(2)	(5)	(7)	0	(1)
Receive	3-Month USD-LIBOR	1.968	Semi-Annual	06/23/2051		200	(2)	(5)	(7)	0	(1)
Receive	3-Month USD-LIBOR	1.950	Semi-Annual	08/31/2051		150	0	(5)	(5)	0	0
Receive	3-Month USD-LIBOR	1.990	Semi-Annual	08/31/2051		400	0	(17)	(17)	0	(1)
Receive	3-Month USD-LIBOR	2.010	Semi-Annual	09/17/2051		300	0	(12)	(12)	0	(1)
Pay(7)	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		1,500	114	(66)	48	4	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		500	(22)	3	(19)	0	(2)
Receive(7)	3-Month USD-LIBOR	2.090	Semi-Annual	12/23/2051		400	0	(24)	(24)	0	(1)
Receive(7)	3-Month USD-LIBOR	1.620	Semi-Annual	01/27/2052		150	0	8	8	0	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	7,100	33	(13)	20	0	0
Pay	6-Month AUD-LIBOR	1.750	Semi-Annual	06/16/2031	AUD	2,800	36	(3)	33	0	(4)
Pay	6-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	600	19	(7)	12	1	0
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2024	EUR	8,700	19	10	29	0	(1)
Pay (7)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2027		27,900	(36)	(185)	(221)	3	0
Receive(7)	6-Month EUR-EURIBOR	0.190	Annual	01/27/2032		400	0	1	1	0	0
Receive(7)	6-Month EUR-EURIBOR	0.205	Annual	01/27/2032		500	0	0	0	0	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032		8,100	155	(133)	22	0	(1)
Pay(7)	6-Month EUR-EURIBOR	0.060	Annual	11/17/2032		400	0	(17)	(17)	0	0
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		100	(9)	7	(2)	0	0
Receive(7)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		100	0	16	16	0	0
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		3,200	(133)	135	2	11	0
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		800	(19)	23	4	3	0
Receive(7)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		200	0	30	30	1	0
Receive	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029	JPY	170,000	(26)	10	(16)	0	(1)
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		480,000	9	(77)	(68)	0	(12)
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		100,000	(10)	9	(1)	5	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	1,900	(12)	5	(7)	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		2,300	0	(3)	(3)	0	0
Receive	6-Month NOK-NIBOR	1.500	Annual	03/10/2026		6,600	0	(1)	(1)	0	0
Pay	6-Month NOK-NIBOR	1.900	Annual	03/10/2031		3,500	0	5	5	0	(1)
Pay	6-Month PLN-WIBOR	1.588	Annual	08/20/2029	PLN	9,400	0	(85)	(85)	0	(12)
Receive	UKRPI	3.397	Maturity	11/15/2030	GBP	280	2	34	36	0	(3)
Receive	UKRPI	3.445	Maturity	11/15/2030		140	0	17	17	0	(1)
Receive	UKRPI	3.510	Maturity	11/15/2030		140	0	15	15	0	(1)
Pay	UKRPI	3.740	Maturity	03/15/2031		300	0	(22)	(22)	3	0
Pay	UKRPI	3.700	Maturity	04/15/2031		700	(7)	(52)	(59)	8	0
Pay	UKRPI	3.217	Maturity	11/15/2040		480	(8)	(122)	(130)	9	0
Pay	UKRPI	3.272	Maturity	11/15/2040		100	0	(25)	(25)	2	0
Pay	UKRPI	3.273	Maturity	11/15/2040		140	0	(35)	(35)	3	0
Pay	UKRPI	3.340	Maturity	11/15/2040		240	0	(53)	(53)	4	0
Receive	UKRPI	3.000	Maturity	11/15/2050		200	7	87	94	0	(6)
Receive	UKRPI	3.051	Maturity	11/15/2050		100	0	43	43	0	(3)
Receive	UKRPI	3.143	Maturity	11/15/2050		100	0	36	36	0	(3)

							$370	$(849)	$(479)	$112	$(160)

Total Swap Agreements							$64	$(889)	$(825)	$122	$(161)

(n)

Securities with an aggregate market value of $1,407 and cash of $2,108 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.

(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)						This instrument has a forward starting effective date.
(o)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	10/2021	CNH	9,895		$1,528	$0	$(5)
	10/2021	MYR	1,513		362	1	0
	10/2021		$354	CNY	2,294	1	0
	10/2021		1,082	DKK	6,870	0	(12)
	10/2021		155	ILS	497	0	(1)
	10/2021		97	MXN	1,989	0	(1)
	10/2021		211	PEN	866	0	(1)
	11/2021	GBP	129		$177	3	0
	11/2021	JPY	222,300		2,030	32	0
	11/2021	NOK	2,655		305	2	0
	11/2021	SEK	5,955		693	12	0
	11/2021		$585	AUD	796	0	(9)
	11/2021		2,208	EUR	1,862	0	(50)
	11/2021		489	NOK	4,250	0	(3)
	11/2021		43	PLN	165	0	(2)
	11/2021		7	RUB	542	0	0
	12/2021	HKD	332		$43	0	0
	12/2021	MXN	1,989		96	1	0
	12/2021	SGD	493		362	0	(1)
	12/2021		$2,176	KRW	2,544,507	0	(30)
	12/2021		361	MYR	1,513	0	(1)
	12/2021		133	RUB	9,918	2	0
	01/2022		70	CZK	1,505	0	(1)
	02/2022		52	PLN	201	0	(2)
	03/2022	PEN	866		$209	2	0
	04/2022	DKK	6,306		996	10	0
BPS	10/2021	CNH	6,439		993	0	(4)
	10/2021	DKK	1,380		221	6	0
	10/2021	KRW	1,185		1	0	0
	11/2021	AUD	1,373		1,010	17	0
	11/2021	IDR	488,665		34	0	0
	11/2021	MXN	8,576		425	12	0
	12/2021	HKD	21		3	0	0
	12/2021	SGD	276		203	0	0
	12/2021		$144	SGD	195	0	(1)
BRC	11/2021		167	GBP	121	0	(4)
	11/2021		13,945	JPY	1,536,884	0	(132)
	11/2021		129	RUB	9,627	2	0
	12/2021		233	THB	7,628	0	(7)
CBK	10/2021	CAD	1,093		$866	4	(1)
	10/2021	NZD	1,757		1,239	26	0
	10/2021	PEN	866		239	29	0
	10/2021		$170	CLP	131,072	0	(9)
	10/2021		458	DKK	2,908	0	(5)
	10/2021		1,358	MXN	27,782	0	(17)
	11/2021	AUD	905		$664	9	0
	11/2021	EUR	2,197		2,580	33	0
	11/2021	GBP	386		522	2	0
	11/2021	IDR	5,040,083		351	0	0
	11/2021	ILS	4,601		1,412	0	(16)
	11/2021	JPY	45,500		414	5	0
	11/2021	PEN	1,213		295	2	0
	11/2021		$728	EUR	615	0	(15)
	11/2021		173	GBP	126	0	(3)
	11/2021		1,754	NOK	15,500	19	0
	11/2021		37	PEN	151	0	0
	11/2021		113	RUB	8,349	1	0
	12/2021	CNH	3,294		$507	0	(1)
	12/2021	PEN	3,904		1,049	108	0
	12/2021		$88	RUB	6,538	1	0
	01/2022	ILS	2,744		$846	0	(6)
	02/2022		3,401		1,041	0	(15)
	02/2022		$40	PLN	154	0	(2)
	03/2022		438	PEN	1,807	0	(5)
	04/2022	DKK	2,897		$458	5	0
	04/2022	ILS	300		92	0	(1)
	04/2022	PEN	5,526		1,453	134	0
	04/2022		$99	DKK	630	0	(1)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

	08/2022	ILS	1,420		$430	0	(13)
FBF	11/2021		$17	RUB	1,246	0	0
GLM	10/2021	CAD	171		$135	0	0
	10/2021	CNH	2,988		461	0	(2)
	10/2021	DKK	475		75	2	0
	10/2021	KRW	503,276		426	1	0
	10/2021	MYR	7,382		1,775	14	0
	10/2021		$153	CAD	192	0	(1)
	11/2021		319	NOK	2,765	0	(3)
	11/2021		571	PEN	2,184	0	(44)
	11/2021		136	RUB	10,119	2	0
	12/2021	CNH	3,306		$508	0	(1)
	12/2021	SGD	279		206	1	0
	12/2021		$335	IDR	4,821,336	0	(1)
	12/2021		214	RUB	15,916	2	0
	01/2022	ILS	1,583		$485	0	(7)
	01/2022	PEN	1,296		314	3	0
	02/2022	CAD	343		284	13	0
HUS	10/2021		1,048		832	5	0
	10/2021	CNY	829		128	0	0
	10/2021	KRW	636,708		538	1	0
	10/2021	RUB	13,633		185	0	(2)
	10/2021		$678	CNH	4,381	1	0
	11/2021	CNH	4,392		$678	0	(1)
	11/2021	EUR	415		487	6	0
	11/2021	GBP	659		901	13	0
	11/2021	JPY	17,200		156	2	0
	11/2021		$188	COP	723,684	2	0
	11/2021		95	EUR	81	0	(1)
	11/2021		141	RON	589	0	(3)
	11/2021		3	RUB	239	0	0
	12/2021		98	IDR	1,417,106	0	0
	01/2022	ILS	844		$258	0	(5)
	04/2022		$120	DKK	770	0	0
IND	10/2021		1,762	MYR	7,382	0	(1)
	12/2021	MYR	7,382		$1,758	2	0
JPM	10/2021	CAD	125		99	0	0
	10/2021	DKK	7,302		1,174	37	0
	10/2021	KRW	773,710		655	2	0
	10/2021	MXN	1,989		99	3	0
	10/2021		$96	CZK	2,044	0	(2)
	10/2021		39	ILS	126	0	0
	10/2021		311	RUB	22,787	1	0
	11/2021		1,363	CHF	1,254	0	(16)
	11/2021		97	EUR	83	0	(1)
	11/2021		1,090	GBP	797	0	(16)
	11/2021		293	IDR	4,205,432	0	0
	11/2021		988	ILS	3,200	5	0
	12/2021	SGD	601		$444	2	0
	12/2021		$198	THB	6,489	0	(6)
	08/2022	ILS	2,130		$659	0	(5)
MYI	10/2021	DKK	8,656		1,393	44	0
	10/2021		$164	CAD	207	0	0
	10/2021		309	CNY	2,000	1	0
	10/2021		2,973	DKK	18,906	0	(28)
	10/2021		1,219	NZD	1,757	0	(6)
	11/2021	CHF	641		$701	12	0
	11/2021	GBP	4,606		6,380	173	0
	11/2021	NZD	1,757		1,219	6	0
	11/2021		$96	IDR	1,376,631	0	0
	11/2021		82	PLN	311	0	(4)
	04/2022	DKK	18,834		$2,973	28	0
RYL	12/2021	SGD	113		84	0	0
SCX	10/2021	CAD	134		105	0	(1)
	10/2021		$364	MYR	1,513	0	(3)
	10/2021		313	RUB	23,220	6	0
	11/2021	AUD	1,120		$816	6	0
	11/2021	IDR	2,673,255		186	0	0
	11/2021		$380	AUD	518	0	(5)
	12/2021	CNH	3,904		$600	0	(2)
	12/2021		$388	CNY	2,526	1	0
	12/2021		204	IDR	2,925,214	0	(1)
	12/2021		1,021	KRW	1,189,081	0	(18)
	12/2021		199	SGD	264	0	(5)
SOG	10/2021	DKK	10,302		$1,657	53	0
	11/2021		$274	GBP	200	0	(5)
TOR	10/2021	CAD	3,054		$2,411	0	0
	10/2021		$4,136	CAD	5,226	0	(10)
	11/2021		2,411		3,054	0	0
	12/2021	CNH	3,543		$547	0	0
	12/2021	MXN	10,686		530	17	0
	12/2021		$102	IDR	1,465,895	0	0
UAG	11/2021		20,174	EUR	17,159	0	(282)
	11/2021		30	RUB	2,252	1	0
	11/2021		1,261	SEK	10,940	0	(11)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

Total Forward Foreign Currency Contracts	$949	$(876)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	01/25/2022	2,400	$30	$12
NGF	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400	01/25/2022	2,200	27	11

$57	$23

OPTIONS ON EXCHANGE-TRADED FUNDS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/23/2025	$97.000	05/23/2025	300	$23	$40

Total Purchased Options	$80	$63

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	100	$(1)	$0
Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	11/17/2021	100	(1)	0
Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	200	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	11/17/2021	200	0	0
BPS	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	200	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	200	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	400	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	300	0	0
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	700	(1)	(1)
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	10/20/2021	200	(1)	0
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	200	(1)	(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	400	(2)	(3)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	1,260	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	2,300	(3)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	300	0	0
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	100	0	0
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	200	(1)	(1)
DUB	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	11/17/2021	100	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	300	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	500	(1)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	1,000	(1)	0
FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	700	(3)	(3)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	200	0	0
GST	Put - OTC CDX.HY-36 5-Year Index	Sell	103.000	10/20/2021	200	(1)	0
Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	11/17/2021	100	(1)	0
Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	12/15/2021	100	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	600	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	700	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	500	(1)	(1)
JPM	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	500	(1)	0
MYC	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	400	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	800	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	200	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	600	(1)	(1)

$(27)	$(18)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Put - OTC EUR versus CHF	CHF	1.067	12/01/2021	45	$0	$0
Call - OTC EUR versus CHF	1.100	12/01/2021	45	1	0
DUB	Put - OTC EUR versus CHF	1.070	11/03/2021	231	(1)	(1)
Call - OTC EUR versus CHF	1.100	11/03/2021	231	(1)	0
GLM	Call - OTC USD versus CAD	CAD	1.265	02/11/2022	1,471	(14)	(25)
UAG	Put - OTC EUR versus CHF	CHF	1.070	10/29/2021	164	(1)	0
Call - OTC EUR versus CHF	1.098	10/29/2021	164	0	0
Put - OTC EUR versus CHF	1.070	11/23/2021	169	(1)	(1)
Call - OTC EUR versus CHF	1.100	11/23/2021	169	(1)	0

$(18)	$(27)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451%	05/23/2025	300	$(23)	$(42)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	1,700	(2)	0
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	1,700	(2)	(11)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	3,400	(15)	0
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	1,900	(3)	0
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	1,900	(3)	(13)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.320	01/25/2022	750	(20)	(6)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	5,900	(27)	0
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	9,700	(12)	0
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	9,700	(13)	(64)

$(120)	$(136)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	1-Month USD-LIBOR	10/07/2022	3,250	$(3)	$0
Call - OTC 1-Year Interest Rate Floor (2)	0.000	1-Month USD-LIBOR	10/08/2022	1,750	(2)	0

$(5)	$0

Total Written Options	$(170)	$(181)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.028%	$100	$(3)	$2	$0	$(1)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.028	1,000	(36)	29	0	(7)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.093	800	(20)	7	0	(13)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	700	(17)	6	0	(11)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.028	800	(28)	22	0	(6)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.093	900	(23)	9	0	(14)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.028	400	(14)	11	0	(3)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	700	(14)	3	0	(11)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.028	700	(24)	19	0	(5)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.093	300	(7)	2	0	(5)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.093	400	(10)	4	0	(6)

$(196)	$114	$0	$(82)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.536%	$300	$(7)	$12	$5	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.536	200	(5)	8	3	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

GST	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	12/20/2026	0.438	500	14	1	15	0

$2	$21	$23	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	1,500	$1,130	$7	$(5)	$2	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	1,500	1,035	1	2	3	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	1,400	966	(5)	3	0	(2)

$3	$0	$5	$(2)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	3-Month MYR-KLIBOR	3.000%	Quarterly	06/16/2031	MYR	400	$0	$1	$1	$0
CBK	Receive	3-Month MYR-KLIBOR	3.000	Quarterly	06/16/2031	2,200	0	7	7	0
NGF	Receive	3-Month MYR-KLIBOR	3.000	Quarterly	06/16/2031	3,900	(1)	14	13	0

$(1)	$22	$21	$0

Total Swap Agreements	$(192)	$157	$49	$(84)

(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date.
(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$63	$0	$63
Australia
Corporate Bonds & Notes	0	627	0	627
Sovereign Issues	0	4,354	0	4,354
Brazil
Corporate Bonds & Notes	0	305	0	305
Canada
Corporate Bonds & Notes	0	974	0	974
Non-Agency Mortgage-Backed Securities	0	102	0	102
Sovereign Issues	0	125	0	125
Cayman Islands
Asset-Backed Securities	0	5,831	0	5,831
Corporate Bonds & Notes	0	1,527	0	1,527
Non-Agency Mortgage-Backed Securities	0	200	0	200
China
Sovereign Issues	0	13,707	0	13,707
Denmark
Corporate Bonds & Notes	0	4,447	0	4,447
France
Corporate Bonds & Notes	0	411	0	411
Sovereign Issues	0	6,454	0	6,454
Germany
Corporate Bonds & Notes	0	4,769	0	4,769
Guernsey, Channel Islands
Corporate Bonds & Notes	0	85	0	85
Hungary
Sovereign Issues	0	197	0	197
India
Corporate Bonds & Notes	0	204	0	204
Ireland
Asset-Backed Securities	0	2,902	0	2,902
Israel
Sovereign Issues	0	3,750	0	3,750
Italy
Corporate Bonds & Notes	0	2,332	0	2,332
Sovereign Issues	0	1,490	0	1,490
Japan
Corporate Bonds & Notes	0	1,241	0	1,241
Sovereign Issues	0	6,304	0	6,304
Kuwait
Sovereign Issues	0	1,773	0	1,773
Malaysia
Corporate Bonds & Notes	0	217	0	217
Sovereign Issues	0	1,784	0	1,784
Netherlands
Asset-Backed Securities	0	733	0	733
Corporate Bonds & Notes	0	2,597	0	2,597
Peru
Sovereign Issues	0	2,286	0	2,286
Qatar
Corporate Bonds & Notes	0	399	0	399
Sovereign Issues	0	2,309	0	2,309
Romania
Sovereign Issues	0	554	0	554
Saudi Arabia
Sovereign Issues	0	2,910	0	2,910
Serbia
Sovereign Issues	0	221	0	221
Singapore
Corporate Bonds & Notes	0	414	0	414
Sovereign Issues	0	1,143	0	1,143
Spain
Corporate Bonds & Notes	0	203	0	203
Sovereign Issues	0	628	0	628
Supranational
Corporate Bonds & Notes	0	435	0	435
Switzerland
Corporate Bonds & Notes	0	2,577	0	2,577
United Kingdom
Corporate Bonds & Notes	0	9,168	0	9,168
Non-Agency Mortgage-Backed Securities	0	7,439	0	7,439
Preferred Securities	0	201	0	201
Sovereign Issues	0	883	0	883
United States
Asset-Backed Securities	0	9,843	0	9,843
Corporate Bonds & Notes	0	9,396	0	9,396
Loan Participations and Assignments	0	226	0	226
Non-Agency Mortgage-Backed Securities	0	11,458	1,847	13,305
Preferred Securities	0	683	0	683
U.S. Government Agencies	0	32,901	0	32,901
U.S. Treasury Obligations	0	6,799	0	6,799
Short-Term Instruments
Commercial Paper	0	579	0	579
Repurchase Agreements	0	4,640	0	4,640

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

Israel Treasury Bills	0	1,147	0	1,147
Japan Treasury Bills	0	1,707	0	1,707

$0	$180,654	$1,847	$182,501
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,734	$0	$0	$5,734

Total Investments	$5,734	$180,654	$1,847	$188,235

Short Sales, at Value - Liabilities

Canada
Sovereign Issues	0	(557)	0	(557)
Poland
Sovereign Issues	0	(2,455)	0	(2,455)
United Kingdom
Sovereign Issues	0	(1,081)	0	(1,081)
United States
U.S. Government Agencies	0	(27,601)	0	(27,601)

$0	$(31,694)	$0	$(31,694)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	163	147	0	310
Over the counter	0	1,061	0	1,061

$163	$1,208	$0	$1,371
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(124)	(163)	0	(287)
Over the counter	0	(1,141)	0	(1,141)

$(124)	$(1,304)	$0	$(1,428)

Total Financial Derivative Instruments	$39	$(96)	$0	$(57)

Totals	$5,773	$148,864	$1,847	$156,484

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2021:
Category and Subcategory	Beginning Balance at 12/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2021 (1)

Investments in Securities, at Value
United Kingdom
Non-Agency Mortgage-Backed Securities	$949	$(932)	$0	$0	$0	$(17)	$0	$0	$0	$0
United States
Non-Agency Mortgage-Backed Securities	0	1,857	0	0	0	(10)	0	0	1,847	(10)

$949	$925	$0	$0	$0	$(27)	$0	$0	$1,847	$(10)
Financial Derivative Instruments - Liabilities
Over the counter	$(1)	$0	$1	$0	$0	$0	$0	$0	$0	$0

Totals	$948	$925	$1	$0	$0	$(27)	$0	$0	$1,847	$(10)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
United States
Non-Agency Mortgage-Backed Securities	$1,847	Proxy Pricing	Base Price	%	103.188 - 103.219	103.207

Total	$1,847

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$3,791	$26	$0	$0	$(3)	$3,814	$26	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$2,413	$75,408	$(75,900)	$(1)	$0	$1,920	$9	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NZD	New Zealand Dollar
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	HKD	Hong Kong Dollar	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso	THB	Thai Baht
COP	Colombian Peso	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
CZK	Czech Koruna	NOK	Norwegian Krone	ZAR	South African Rand
DKK	Danish Krone

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	EUR003M	3 Month EUR Swap Rate	SOFRRATE	Secured Overnight Financing Rate
BBSW3M	3 Month Bank Bill Swap Rate	LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
CDOR03	3 month CDN Swap Rate	MAKA5DAY	Israel Gilon 5 Day	SRFXON3	Swiss Overnight Rate Average (6PM)
CDX.EM	Credit Derivatives Index - Emerging Markets	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
CDX.HY	Credit Derivatives Index - High Yield	OBX	Oslo Stock Exchange Index	US0003M	ICE 3-Month USD LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	PIK	Payment-in-Kind
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	KLIBOR	Kuala Lumpur Interbank Offered Rate	TBA	To-Be-Announced
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	NIBOR	Norwegian Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 110.3% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$35	$12
1.125% due 07/09/2035 þ		24	7
36.162% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,680	9
Autonomous City of Buenos Aires 39.149% (BADLARPP + 5.000%) due 01/23/2022 ~		200	1
Provincia de Buenos Aires 37.896% due 04/12/2025		340	2

Total Argentina (Cost $124)			31

AUSTRALIA 1.7%
CORPORATE BONDS & NOTES 0.3%
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026		$400	430

SOVEREIGN ISSUES 1.4%
Australia Government International Bond
0.500% due 09/21/2026	AUD	1,700	1,213
1.000% due 12/21/2030		100	70
1.000% due 11/21/2031		100	69
1.750% due 06/21/2051		100	63
2.500% due 05/21/2030		100	79
Northern Territory Treasury Corp. 2.000% due 04/21/2031		200	145
South Australia Government Financing Authority 1.750% due 05/24/2032		100	71
Treasury Corp. of Victoria 4.250% due 12/20/2032		130	116

			1,826

Total Australia (Cost $2,212)			2,256

BRAZIL 0.0%
CORPORATE BONDS & NOTES 0.0%
Odebrecht Oil & Gas Finance Ltd. 0.000% due 11/01/2021 (e)(g)		$101	1

Total Brazil (Cost $5)			1

CANADA 0.3%
CORPORATE BONDS & NOTES 0.2%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$85	87
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	100	128

			215

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053	CAD	63	51

SOVEREIGN ISSUES 0.1%
Canada Government Real Return Bond 1.500% due 12/01/2044 (f)		123	125

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2021 (Unaudited)

Total Canada (Cost $366)			391

CAYMAN ISLANDS 4.9%
ASSET-BACKED SECURITIES 4.1%
Apidos CLO 1.090% due 07/18/2029 •		$400	400
Arch Street CLO Ltd. 1.134% due 10/20/2028 •		203	203
ARES L CLO Ltd. 1.176% due 01/15/2032 •		250	250
Assurant CLO Ltd. 1.174% due 10/20/2031 •		400	400
Brightspire Capital Ltd. 1.237% due 08/19/2038 •		400	400
Carlyle Global Market Strategies CLO Ltd. 1.075% due 08/14/2030 •		400	400
CARLYLE U.S. CLO Ltd. 1.134% due 04/20/2031 •		400	400
Catamaran CLO Ltd. 1.482% due 04/22/2030 •		298	299
Crestline Denali CLO Ltd. 1.164% due 04/20/2030 •		400	400
LCM LP 1.174% due 10/20/2027 •		172	173
Marathon CLO Ltd. 1.276% due 04/15/2029 •		250	251
Palmer Square Loan Funding Ltd. 0.971% due 07/20/2029 •		400	399
Sound Point CLO Ltd. 1.105% due 07/25/2030 •		250	250
STWD Ltd. 1.284% due 04/18/2038 •		200	200
TICP CLO Ltd. 0.974% due 04/20/2028 •		193	193
Venture CLO Ltd.
1.006% due 04/15/2027 •		82	82
1.234% due 01/20/2029 •		200	200
Vibrant CLO Ltd.
1.072% due 06/20/2029 •		250	250
1.174% due 09/15/2030 •		250	250
Zais CLO Ltd. 1.276% due 04/15/2028 •		74	74

			5,474

CORPORATE BONDS & NOTES 0.6%
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		57	57
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(c)		810	193
S.A. Global Sukuk Ltd. 2.694% due 06/17/2031		400	404
Sands China Ltd. 5.400% due 08/08/2028		200	221

			875

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
AREIT Trust 2.784% due 04/15/2037 •		111	112
MF1 Multifamily Housing Mortgage Loan Trust 1.014% due 07/15/2036 •		100	100

			212

Total Cayman Islands (Cost $6,923)			6,561

CHINA 9.4%
SOVEREIGN ISSUES 9.4%
China Development Bank
3.050% due 08/25/2026	CNY	1,700	263
3.180% due 04/05/2026		3,500	544
3.430% due 01/14/2027		1,000	157
3.500% due 08/13/2026		2,000	316
3.680% due 02/26/2026		2,900	460
3.740% due 09/10/2025		1,600	254
4.040% due 04/10/2027		8,200	1,325
4.150% due 10/26/2025		400	65
4.240% due 08/24/2027		10,100	1,650
4.880% due 02/09/2028		3,600	610
China Government International Bond
2.740% due 08/04/2026		700	108

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2021 (Unaudited)

2.850% due 06/04/2027		1,300	202
2.950% due 06/16/2023		300	47
3.020% due 10/22/2025		4,500	706
3.030% due 03/11/2026		31,200	4,898
3.220% due 12/06/2025		300	47
3.280% due 12/03/2027		4,400	702
3.290% due 10/18/2023		900	142
3.820% due 11/02/2027		700	115

Total China (Cost $11,983)			12,611

DENMARK 3.3%
CORPORATE BONDS & NOTES 3.3%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	5,268	772
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		4,188	609
Nykredit Realkredit A/S
1.000% due 10/01/2050		10,495	1,523
1.000% due 10/01/2053		5,958	863
1.500% due 10/01/2053		4,992	745

Total Denmark (Cost $4,636)			4,512

FRANCE 2.8%
CORPORATE BONDS & NOTES 0.9%
Altice France S.A. 7.375% due 05/01/2026		$200	208
BNP Paribas S.A.
2.871% due 04/19/2032 •		300	306
4.625% due 02/25/2031 •(g)(h)		200	205
Danone S.A. 3.000% due 06/15/2022		200	204
Dexia Credit Local S.A. 1.625% due 10/16/2024		250	257

			1,180

SOVEREIGN ISSUES 1.9%
France Government International Bond
0.500% due 05/25/2072	EUR	100	90
0.750% due 05/25/2052		1,100	1,214
2.000% due 05/25/2048		600	893
3.250% due 05/25/2045		200	360

			2,557

Total France (Cost $3,557)			3,737

GERMANY 2.3%
CORPORATE BONDS & NOTES 2.3%
Deutsche Bank AG
1.000% due 11/19/2025 •	EUR	200	237
1.375% due 02/17/2032 •		300	352
1.625% due 01/20/2027		200	244
1.750% due 11/19/2030 •		100	122
1.875% due 12/22/2028 •	GBP	100	133
2.222% due 09/18/2024 •		$200	205
2.625% due 02/12/2026	EUR	200	254
3.300% due 11/16/2022		$200	206
3.547% due 09/18/2031 •		150	160
3.729% due 01/14/2032 •(i)		200	207
3.961% due 11/26/2025 •		200	217
4.250% due 10/14/2021		500	501
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		200	209
Landwirtschaftliche Rentenbank 4.250% due 01/24/2023	AUD	100	76

Total Germany (Cost $3,099)			3,123

HUNGARY 0.1%
SOVEREIGN ISSUES 0.1%
Hungary Government International Bond 2.125% due 09/22/2031		$200	197

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2021 (Unaudited)

Total Hungary (Cost $197)			197

IRELAND 1.2%
ASSET-BACKED SECURITIES 1.2%
Babson Euro CLO DAC 0.271% due 10/25/2029 •	EUR	69	80
BlueMountain Fuji EUR CLO DAC 0.720% due 01/15/2031 •		250	289
Cairn CLO DAC 0.780% due 10/15/2031 •		250	290
CVC Cordatus Loan Fund DAC 0.650% due 10/15/2031 •		250	290
Harvest CLO DAC 0.760% due 07/15/2031 •		250	289
Segovia European CLO 0.880% due 07/20/2032 •		300	347

Total Ireland (Cost $1,640)			1,585

ISRAEL 1.5%
SOVEREIGN ISSUES 1.5%
Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	2,600	807
0.750% due 07/31/2022		700	218
2.000% due 03/31/2027		400	133
3.800% due 05/13/2060		$200	222
5.500% due 01/31/2022	ILS	1,900	600

Total Israel (Cost $1,928)			1,980

ITALY 2.5%
CORPORATE BONDS & NOTES 1.2%
Banca Carige SpA
0.951% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	300	348
1.151% due 10/25/2021 •		300	348
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027		100	121
2.625% due 04/28/2025		100	119
UniCredit SpA
2.200% due 07/22/2027 •		250	310
7.830% due 12/04/2023		$350	400

			1,646

SOVEREIGN ISSUES 1.3%
Italy Buoni Poliennali Del Tesoro 1.850% due 07/01/2025	EUR	1,000	1,241
Italy Government International Bond 6.000% due 08/04/2028	GBP	300	512

			1,753

Total Italy (Cost $3,354)			3,399

JAPAN 10.5%
CORPORATE BONDS & NOTES 1.3%
Mitsubishi UFJ Financial Group, Inc. 3.455% due 03/02/2023		$300	313
Mizuho Financial Group, Inc.
2.721% due 07/16/2023 •		200	203
3.922% due 09/11/2024 •		300	319
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		200	213
4.345% due 09/17/2027		200	220
4.810% due 09/17/2030		200	225
Sumitomo Mitsui Financial Group, Inc. 1.474% due 07/08/2025		200	202

			1,695

SOVEREIGN ISSUES 9.2%
Japan Bank for International Cooperation 1.750% due 10/17/2024		200	206
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	91,076	841
0.100% due 03/20/2029		110,000	998
0.100% due 03/20/2030		110,000	997
0.100% due 06/20/2031		430,000	3,876

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2021 (Unaudited)

0.400% due 03/20/2036		190,000	1,744
0.500% due 03/20/2049		180,000	1,568
0.700% due 12/20/2048		134,000	1,231
0.700% due 06/20/2051		71,000	643
1.300% due 06/20/2035		30,000	309

			12,413

Total Japan (Cost $14,288)			14,108

KUWAIT 0.6%
SOVEREIGN ISSUES 0.6%
Kuwait International Government Bond 3.500% due 03/20/2027		$700	776

Total Kuwait (Cost $696)			776

LITHUANIA 0.1%
SOVEREIGN ISSUES 0.1%
Lithuania Government International Bond 1.100% due 04/26/2027	EUR	100	124

Total Lithuania (Cost $117)			124

LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Medtronic Global Holdings S.C.A. 0.000% due 12/02/2022 (e)	EUR	200	233

Total Luxembourg (Cost $228)			233

MALAYSIA 0.5%
CORPORATE BONDS & NOTES 0.4%
Petronas Capital Ltd. 2.480% due 01/28/2032		$500	498

SOVEREIGN ISSUES 0.1%
Malaysia Government International Bond
3.502% due 05/31/2027	MYR	200	49
3.906% due 07/15/2026		200	50
Malaysia Government Investment Issue 4.369% due 10/31/2028		200	51

			150

Total Malaysia (Cost $650)			648

MEXICO 0.1%
CORPORATE BONDS & NOTES 0.1%
Petroleos Mexicanos 6.750% due 09/21/2047		$200	175

Total Mexico (Cost $174)			175

MULTINATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
NXP BV 4.625% due 06/01/2023		$200	213

Total Multinational (Cost $205)			213

NETHERLANDS 3.2%
ASSET-BACKED SECURITIES 0.5%
Jubilee CLO BV
0.256% due 12/15/2029 •	EUR	392	452
0.610% due 04/15/2030 •		250	289

			741

CORPORATE BONDS & NOTES 1.1%
British Transco International Finance BV 0.000% due 11/04/2021 (e)		$200	200
Cooperatieve Rabobank UA
0.992% (US0003M + 0.860%) due 09/26/2023 ~		300	304
3.875% due 09/26/2023		300	320

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2021 (Unaudited)

Enel Finance International NV 1.875% due 07/12/2028		300	299
ING Groep NV 4.875% due 05/16/2029 •(g)(h)		300	313

			1,436

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
Domi BV 0.327% due 11/15/2052 •	EUR	570	666
Dutch Property Finance BV 0.106% due 07/28/2058 •		597	695
Jubilee Place BV 0.452% (EUR003M + 1.000%) due 10/17/2057 ~		524	613

			1,974

		SHARES
PREFERRED SECURITIES 0.1%
Stichting AK Rabobank Certificaten 19.437% due 12/29/2049 þ(g)		52,525	88

Total Netherlands (Cost $4,262)			4,239

		PRINCIPAL AMOUNT (000s)
NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	200	132

Total New Zealand (Cost $141)			132

PERU 0.7%
SOVEREIGN ISSUES 0.7%
Peru Government International Bond
1.862% due 12/01/2032		$100	91
5.940% due 02/12/2029	PEN	1,100	266
6.350% due 08/12/2028		1,700	425
6.950% due 08/12/2031		500	126

Total Peru (Cost $1,161)			908

QATAR 2.0%
CORPORATE BONDS & NOTES 0.3%
Qatar Petroleum
1.375% due 09/12/2026		$200	199
3.125% due 07/12/2041		200	200

			399

SOVEREIGN ISSUES 1.7%
Qatar Government International Bond
3.875% due 04/23/2023		1,000	1,053
4.000% due 03/14/2029		200	228
4.400% due 04/16/2050		400	489
4.500% due 04/23/2028		400	467

			2,237

Total Qatar (Cost $2,483)			2,636

ROMANIA 0.5%
SOVEREIGN ISSUES 0.5%
Romania Government International Bond
1.750% due 07/13/2030	EUR	200	227
2.000% due 04/14/2033		50	55
2.750% due 04/14/2041		50	54
2.875% due 04/13/2042		100	108
Romanian Government International Bond
1.375% due 12/02/2029		100	114
2.750% due 04/14/2041		100	108

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2021 (Unaudited)

Total Romania (Cost $706)			666

RUSSIA 0.1%
SOVEREIGN ISSUES 0.1%
Russia Government International Bond 7.250% due 05/10/2034	RUB	6,200	84

Total Russia (Cost $91)			84

SAUDI ARABIA 1.7%
SOVEREIGN ISSUES 1.7%
Saudi Government International Bond
2.375% due 10/26/2021		$1,000	1,001
2.875% due 03/04/2023		300	310
3.250% due 10/26/2026		200	216
4.000% due 04/17/2025		400	438
4.500% due 04/17/2030		100	117
4.625% due 10/04/2047		200	236

Total Saudi Arabia (Cost $2,233)			2,318

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	100	112
1.650% due 03/03/2033		100	111

Total Serbia (Cost $234)			223

SINGAPORE 1.0%
CORPORATE BONDS & NOTES 0.2%
BOC Aviation Ltd. 2.750% due 09/18/2022		$200	203
DBS Bank Ltd. 3.300% due 11/27/2021		100	101

			304

SOVEREIGN ISSUES 0.8%
Singapore Government International Bond
1.625% due 07/01/2031	SGD	700	518
1.875% due 10/01/2051 (b)		400	291
2.375% due 07/01/2039		100	79
2.750% due 04/01/2042		200	167
3.375% due 09/01/2033		100	86

			1,141

Total Singapore (Cost $1,455)			1,445

SOUTH KOREA 1.3%
SOVEREIGN ISSUES 1.3%
Korea Government International Bond
2.125% due 06/10/2027	KRW	125,000	106
2.375% due 12/10/2027		150,000	129
2.375% due 12/10/2028		1,298,600	1,115
2.625% due 06/10/2028		250,000	219
5.500% due 03/10/2028		150,000	153

Total South Korea (Cost $1,818)			1,722

SPAIN 2.1%
CORPORATE BONDS & NOTES 0.4%
Merlin Properties Socimi S.A. 2.225% due 04/25/2023	EUR	400	477

SOVEREIGN ISSUES 1.7%
Spain Government International Bond
0.100% due 04/30/2031		200	226
0.250% due 07/30/2024		500	591
0.500% due 10/31/2031		200	233
0.850% due 07/30/2037		500	575
1.400% due 07/30/2028		500	634

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2021 (Unaudited)

1.450% due 10/31/2071		75	77

			2,336

Total Spain (Cost $2,740)			2,813

SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 1.2%
Credit Suisse AG 6.500% due 08/08/2023 (h)		$200	219
Credit Suisse Group AG
4.194% due 04/01/2031 •		250	280
4.282% due 01/09/2028		250	278
6.375% due 08/21/2026 •(g)(h)		300	330
7.125% due 07/29/2022 •(g)(h)		300	312
UBS AG 5.125% due 05/15/2024 (h)		200	219

Total Switzerland (Cost $1,594)			1,638

UNITED ARAB EMIRATES 0.3%
SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond
3.125% due 04/16/2030		$200	217
3.875% due 04/16/2050		200	229

Total United Arab Emirates (Cost $437)			446

UNITED KINGDOM 10.2%
CORPORATE BONDS & NOTES 6.5%
Barclays Bank PLC 7.625% due 11/21/2022 (h)		$500	536
Barclays PLC
1.555% (US0003M + 1.430%) due 02/15/2023 ~		300	301
4.610% due 02/15/2023 •		300	305
4.972% due 05/16/2029 •		400	465
7.125% due 06/15/2025 •(g)(h)	GBP	200	303
7.750% due 09/15/2023 •(g)(h)		$400	437
British Telecommunications PLC 9.625% due 12/15/2030		100	153
HSBC Holdings PLC
1.750% due 07/24/2027 •	GBP	100	135
2.804% due 05/24/2032 •		$400	406
3.000% due 07/22/2028 •	GBP	100	142
3.803% due 03/11/2025 •		$200	213
6.000% due 05/22/2027 •(g)(h)		300	330
Jaguar Land Rover Automotive PLC 6.875% due 11/15/2026	EUR	100	129
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	500	813
5.125% due 03/07/2025		400	618
Lloyds Banking Group PLC
3.900% due 03/12/2024		$200	215
4.582% due 12/10/2025		200	223
7.500% due 06/27/2024 •(g)(h)		200	224
Marks & Spencer PLC 4.250% due 12/08/2023	GBP	100	142
Nationwide Building Society 1.500% due 03/08/2026 •	EUR	400	486
NatWest Markets PLC
0.625% due 03/02/2022		600	698
1.000% due 05/28/2024		100	119
Santander UK Group Holdings PLC
2.920% due 05/08/2026 •	GBP	100	141
4.796% due 11/15/2024 •		$600	650
Standard Chartered PLC 2.678% due 06/29/2032 •		400	398
Tesco Property Finance PLC 5.744% due 04/13/2040	GBP	47	84
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		100	140

			8,806

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.2%
Alba PLC 0.259% due 11/25/2042 •		276	361
Avon Finance PLC 0.950% due 09/20/2048 •		173	234
Eurosail PLC 1.017% (BP0003M + 0.950%) due 06/13/2045 ~		381	515

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2021 (Unaudited)

Hawksmoor Mortgages 1.100% due 05/25/2053 •	301	408
Residential Mortgage Securities PLC 1.300% due 06/20/2070 •	168	229
Ripon Mortgages PLC 0.868% due 08/20/2056 •	408	551
RMAC Securities PLC 0.237% due 06/12/2044 •	222	290
Silverstone Master Issuer PLC 0.800% due 01/21/2070 •	132	179
Stratton Mortgage Funding PLC 0.950% due 07/20/2060 •	278	377
Towd Point Mortgage Funding 0.950% due 07/20/2045 •	333	450
Towd Point Mortgage Funding PLC
0.868% (BP0003M + 0.800%) due 02/20/2045 ~	130	176
1.097% due 10/20/2051 •	181	246
Trinity Square PLC 0.899% due 07/15/2059 •	185	251

		4,267

	SHARES
PREFERRED SECURITIES 0.0%
Nationwide Building Society 10.250% ~	250	66

	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.5%
United Kingdom Gilt
0.625% due 10/22/2050	500	551
1.750% due 01/22/2049	100	146

		697

Total United Kingdom (Cost $13,841)		13,836

UNITED STATES 38.1%
ASSET-BACKED SECURITIES 4.0%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	$126	127
Argent Securities Trust
0.386% due 07/25/2036 •	349	145
0.406% due 05/25/2036 •	607	219
Countrywide Asset-Backed Certificates
0.226% due 07/25/2037 ^•	93	92
0.226% due 07/25/2037 •	53	50
4.553% due 07/25/2036 ~	8	8
Countrywide Asset-Backed Certificates Trust 1.961% due 07/25/2035 •	700	706
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.400% due 03/25/2037 ^þ	242	128
First Franklin Mortgage Loan Trust 1.361% due 07/25/2034 •	71	71
GSAA Home Equity Trust 0.986% due 08/25/2037 •	22	22
Home Equity Mortgage Loan Asset-Backed Trust 0.326% due 04/25/2037 •	246	197
LCCM Trust 1.284% due 12/13/2038 •	400	401
LMREC LLC 1.135% due 04/22/2037 •	200	200
MASTR Asset-Backed Securities Trust 0.296% due 05/25/2037 •	220	217
Morgan Stanley ABS Capital, Inc. Trust 0.316% due 10/25/2036 •	513	338
Morgan Stanley Mortgage Loan Trust 6.000% due 02/25/2037 ^~	17	16
New Century Home Equity Loan Trust 3.679% due 06/20/2031 ~	313	304
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.716% due 02/25/2036 •	300	292
Option One Mortgage Loan Trust 0.226% due 03/25/2037 •	56	53
Renaissance Home Equity Loan Trust 5.294% due 01/25/2037 þ	366	181

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2021 (Unaudited)

SMB Private Education Loan Trust
1.184% due 07/15/2053 •		72	74
1.290% due 07/15/2053		144	145
Structured Asset Investment Loan Trust 1.811% due 10/25/2034 •		232	233
Terwin Mortgage Trust 1.026% due 11/25/2033 •		4	4
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		183	188
2.900% due 10/25/2059 ~		635	659
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		300	315

			5,385

CORPORATE BONDS & NOTES 6.1%
AbbVie, Inc. 2.900% due 11/06/2022		300	308
American Tower Corp. 3.800% due 08/15/2029		200	222
Baker Hughes a GE Co. LLC 2.773% due 12/15/2022		100	103
Bayer U.S. Finance LLC 4.250% due 12/15/2025		300	332
Boeing Co. 1.433% due 02/04/2024		100	100
Broadcom, Inc.
2.450% due 02/15/2031		100	97
3.137% due 11/15/2035		100	100
3.469% due 04/15/2034		100	103
Charter Communications Operating LLC
4.464% due 07/23/2022		500	513
6.384% due 10/23/2035		200	263
D.R. Horton, Inc. 4.375% due 09/15/2022		100	103
Dell International LLC 6.100% due 07/15/2027		200	247
Fiserv, Inc. 2.750% due 07/01/2024		300	316
Ford Motor Credit Co. LLC
0.999% (US0003M + 0.880%) due 10/12/2021 ~		300	300
2.330% due 11/25/2025	EUR	100	119
3.021% due 03/06/2024		200	242
3.350% due 11/01/2022		$200	204
4.140% due 02/15/2023		200	205
5.584% due 03/18/2024		200	215
GATX Corp. 0.841% (US0003M + 0.720%) due 11/05/2021 ~		400	400
Goldman Sachs Group, Inc. 4.223% due 05/01/2029 •		300	339
Hyatt Hotels Corp. 1.300% due 10/01/2023 (b)		100	100
JetBlue Pass-Through Trust 4.000% due 05/15/2034		97	106
JPMorgan Chase & Co. 2.739% due 10/15/2030 •		300	311
Kinder Morgan, Inc. 7.750% due 01/15/2032		100	144
Komatsu Finance America, Inc. 2.437% due 09/11/2022		300	306
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	200	277
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		$300	297
2.800% due 01/13/2022		100	101
Oracle Corp.
1.650% due 03/25/2026 (i)		100	101
2.875% due 03/25/2031 (i)		100	103
3.650% due 03/25/2041 (i)		100	104
Organon Finance 1 LLC 2.875% due 04/30/2028	EUR	100	118
Pacific Gas & Electric Co. 2.950% due 03/01/2026 ^		$100	103
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		300	325
Public Service Enterprise Group, Inc. 2.000% due 11/15/2021		100	100
Rio Oil Finance Trust 9.250% due 07/06/2024		205	225
Southern California Edison Co. 0.690% (SOFRRATE + 0.640%) due 04/03/2023 ~		100	100
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		200	204

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2021 (Unaudited)

Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022	300	303

		8,259

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc. 2.334% (LIBOR03M + 2.250%) due 03/15/2027 ~	76	75

MUNICIPAL BONDS & NOTES 0.1%
Golden State Tobacco Securitization Corp., California Revenue Bonds, Series 2021 2.746% due 06/01/2034 (b)	200	203

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	200	211
Banc of America Funding Trust
0.507% due 04/20/2047 ^•	77	76
6.000% due 07/25/2037 ^	66	66
BCAP LLC Trust 0.506% due 05/25/2047 •	109	106
BWAY Mortgage Trust 1.334% due 09/15/2036 •	400	401
Chase Mortgage Finance Trust
2.909% due 07/25/2037 ~	7	7
3.003% due 03/25/2037 ^~	37	37
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	786	799
2.528% due 04/25/2037 ^~	51	46
Citigroup Mortgage Loan Trust, Inc. 3.316% due 08/25/2035 ^~	734	750
Countrywide Home Loan Mortgage Pass-Through Trust 6.250% due 09/25/2036 ^	38	22
Credit Suisse Mortgage Capital Trust
1.434% due 10/15/2037 •	200	201
2.500% due 07/25/2056 ~	99	101
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.236% due 02/25/2047 •	178	131
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.445% due 02/25/2036 ^þ	61	62
Extended Stay America Trust 1.164% due 07/15/2038 •	398	400
GreenPoint Mortgage Funding Trust 0.546% due 06/25/2045 •	52	45
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	99	100
2.500% due 02/25/2052 ~	199	202
JP Morgan Alternative Loan Trust 2.705% due 12/25/2036 ~	12	11
JP Morgan Mortgage Trust
1.000% due 11/25/2051 «	700	717
2.500% due 11/25/2051 «	1,100	1,130
JPMorgan Mortgage Trust 3.000% due 01/25/2052 ~	695	718
Merrill Lynch Mortgage Investors Trust 2.760% due 03/25/2036 ^~	127	82
Morgan Stanley Mortgage Loan Trust
2.813% due 05/25/2036 ^~	78	59
3.193% due 09/25/2035 ^~	46	21
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	213	221
2.750% due 11/25/2059 ~	144	148
PHH Alternative Mortgage Trust 6.000% due 05/25/2037 ^	37	37
PRET LLC 1.843% due 09/25/2051 «þ	300	300
Prime Mortgage Trust 6.000% due 06/25/2036 ^	21	21
Ready Capital Mortgage Financing LLC 2.236% due 02/25/2035 •	200	201
Residential Accredit Loans, Inc. Trust
0.346% due 02/25/2037 •	22	25
6.000% due 06/25/2036	68	66
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^	27	27
Structured Asset Mortgage Investments Trust 0.546% due 02/25/2036 •	9	10
Structured Asset Securities Corp. 0.366% due 01/25/2036 •	40	38
STWD Mortgage Trust 1.134% due 04/15/2034 •	400	402

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2021 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust 2.774% due 09/25/2036 ~		20	20

			8,017

		SHARES
PREFERRED SECURITIES 0.6%
Bank of America Corp. 5.875% due 03/15/2028 •(g)		200,000	229
Charles Schwab Corp. 4.000% due 06/01/2026 •(g)		200,000	209
Goldman Sachs Group, Inc. 3.800% due 05/10/2026 •(g)		200,000	205
Wells Fargo & Co. 3.900% due 03/15/2026 •(g)		200,000	206

			849

		PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 15.7%
Fannie Mae
0.486% due 06/25/2036 •		5	5
3.500% due 01/01/2059		137	150
Freddie Mac
0.446% due 01/15/2038 •		97	97
1.902% due 01/15/2038 ~(a)		97	6
2.316% due 09/01/2037 •		194	208
3.000% due 02/01/2046		270	285
3.500% due 11/01/2047 - 04/01/2048		259	276
Ginnie Mae
0.870% due 09/20/2066 •		449	455
2.724% due 09/20/2066 ~		346	365
Uniform Mortgage-Backed Security
2.500% due 11/01/2050 - 02/01/2051		922	957
3.000% due 10/01/2049 - 06/01/2051		357	384
3.500% due 10/01/2034 - 07/01/2050		327	350
4.000% due 06/01/2050		108	115
Uniform Mortgage-Backed Security, TBA
2.500% due 12/01/2051		200	205
3.500% due 11/01/2051 - 12/01/2051		2,100	2,223
4.000% due 10/01/2051 - 11/01/2051		14,100	15,118

			21,199

U.S. TREASURY OBLIGATIONS 5.5%
U.S. Treasury Bonds
1.625% due 11/15/2050 (k)		1,050	944
1.875% due 02/15/2041		2,300	2,250
U.S. Treasury Inflation Protected Securities (f)
0.500% due 01/15/2028		1,660	1,860
U.S. Treasury Notes
2.875% due 04/30/2025 (k)		2,200	2,371

			7,425

Total United States (Cost $50,398)			51,412

SHORT-TERM INSTRUMENTS 5.4%
REPURCHASE AGREEMENTS (j) 0.2%			234

ISRAEL TREASURY BILLS 1.1%
(0.017)% due 11/30/2021 - 08/03/2022 (d)(e)	ILS	4,800	1,489

JAPAN TREASURY BILLS 4.1%
(0.121)% due 10/11/2021 - 01/06/2022 (d)(e)	JPY	620,000	5,572

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2021 (Unaudited)

Total Short-Term Instruments (Cost $7,323)		7,295

Total Investments in Securities (Cost $147,299)		148,474

	SHARES
INVESTMENTS IN AFFILIATES 3.7%
SHORT-TERM INSTRUMENTS 3.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short Asset Portfolio	68,789	689
PIMCO Short-Term Floating NAV Portfolio III	437,777	4,317

Total Short-Term Instruments (Cost $5,005)		5,006

Total Investments in Affiliates (Cost $5,005)		5,006

Total Investments 114.0% (Cost $152,304)		$153,480
Financial Derivative Instruments (l)(m) 0.6%(Cost or Premiums, net $115)		869
Other Assets and Liabilities, net (14.6)%		(19,757)

Net Assets 100.0%		$134,592

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^									Security is in default.
«									Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									Security is an Interest Only ("IO") or IO Strip.
(b)									When-issued security.
(c)									Payment in-kind security.
(d)									Coupon represents a weighted average yield to maturity.
(e)									Zero coupon security.
(f)									Principal amount of security is adjusted for inflation.
(g)									Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)									Contingent convertible security.
(i)									RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date			Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG				3.729%	01/14/2032	01/11/2021			$200	$207	0.15%
Oracle Corp.				1.650	03/25/2026	03/22/2021			100	101	0.08
Oracle Corp.				2.875	03/25/2031	03/22/2021			100	103	0.08
Oracle Corp.				3.650	03/25/2041	03/22/2021			99	104	0.08

								$499		$515	0.39%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By				Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$234	U.S. Treasury Notes 0.250% due 09/30/2023				$(239)	$234	$234

Total Repurchase Agreements									$(239)	$234	$234

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(1)	Settlement Date		Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements

GRE				0.070%	09/01/2021		10/01/2021		$(981)		$(981)
				0.070	09/14/2021		10/01/2021		(984)		(984)

Total Reverse Repurchase Agreements											$(1,965)

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(2)

Canada (0.3)%
Sovereign Issues (0.3)%
Canada Government International Bond						2.750%	12/01/2048	CAD	400	$(388)	$(372)
United States (5.3)%
U.S. Government Agencies (5.3)%
Uniform Mortgage-Backed Security, TBA						2.000%	11/01/2036		$1,900	(1,954)	(1,954)
Uniform Mortgage-Backed Security, TBA						2.000	10/01/2051		500	(500)	(501)
Uniform Mortgage-Backed Security, TBA						2.000	12/01/2051		2,700	(2,691)	(2,697)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2021 (Unaudited)

Uniform Mortgage-Backed Security, TBA	2.500	12/01/2050	1,100	(1,136)	(1,130)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2051	700	(724)	(720)
Uniform Mortgage-Backed Security, TBA	3.000	12/01/2051	100	(104)	(104)
Uniform Mortgage-Backed Security, TBA	3.500	10/01/2036	100	(107)	(107)

Total United States	(7,216)	(7,213)

Total Short Sales (5.6)%	$(7,604)	$(7,585)

(k)	Securities with an aggregate market value of $1,914 have been pledged as collateral under the terms of master agreements as of September 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(4,244) at a weighted average interest rate of (0.028%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for short sales includes $4 of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar March Futures	03/2022	2	$499	$0	$0	$0
Euro-BTP Italy Government Bond December Futures	12/2021	62	10,913	(135)	35	(36)
U.S. Treasury 5-Year Note December Futures	12/2021	73	8,960	(58)	6	0
U.S. Treasury 10-Year Note December Futures	12/2021	77	10,134	(139)	11	0
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures	12/2021	35	5,084	(116)	6	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	9	1,720	(75)	0	(1)

$(523)	$58	$(37)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note December Futures	12/2021	5	$(421)	$1	$0	$0
Australia Government 10-Year Bond December Futures	12/2021	3	(307)	0	0	(1)
Call Options Strike @ EUR 174.000 on Euro-Bund November 2021 Futures (1)	10/2021	8	0	10	0	0
Euro-Bobl December Futures	12/2021	12	(1,876)	6	1	(2)
Euro-Bund 10-Year Bond December Futures	12/2021	68	(13,376)	167	26	(23)
Euro-OAT France Government 10-Year Bond December Futures	12/2021	39	(7,497)	117	15	(14)
Euro-Schatz December Futures	12/2021	37	(4,809)	3	0	0
United Kingdom Long Gilt December Futures	12/2021	8	(1,349)	34	6	(1)

$338	$48	$(41)

Total Futures Contracts	$(185)	$106	$(78)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Rolls-Royce PLC	1.000%	Quarterly	06/20/2026	1.876%	EUR	100	$(10)	$5	$(5)	$0	$0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.358	200	6	2	8	0	0

$(4)	$7	$3	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-36 5-Year Index	(5.000)%	Quarterly	06/20/2026	$700	$(67)	$2	$(65)	$1	$0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2021 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-36 5-Year Index	1.000%	Quarterly		06/20/2026		$2,700	$66	$0	$66	$0	$(1)
CDX.IG-37 5-Year Index	1.000	Quarterly		12/20/2026		3,700	90	(1)	89	0	(2)

							$156	$(1)	$155	$0	$(3)

INTEREST RATE SWAPS BASIS SWAPS
										Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index		Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.091%		Quarterly	03/18/2022		$22,800	$(5)	$(1)	$(6)	$0	$(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%		Quarterly	04/26/2022		6,900	(1)	(1)	(2)	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%		Quarterly	06/12/2022		1,200	0	(1)	(1)	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%		Quarterly	06/12/2022		900	0	0	0	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%		Quarterly	06/19/2022		2,400	0	(1)	(1)	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%		Quarterly	04/27/2023		3,600	1	(2)	(1)	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.070%		Quarterly	03/07/2024		700	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%		Quarterly	09/06/2024		2,400	1	0	1	1	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.105%		Quarterly	09/27/2024		600	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.102%		Quarterly	10/04/2024		1,800	0	0	0	0	0

							$(4)	$(6)	$(10)	$1	$(1)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023	GBP	3,350	$15	$7	$22	$1	$0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	03/16/2024		300	(1)	(2)	(3)	0	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	03/16/2027		300	(1)	(6)	(7)	0	(1)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2032		1,800	14	(68)	(54)	0	(8)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		450	(8)	48	40	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	08/17/2031	JPY	50,000	0	3	3	0	(1)
Receive(7)	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	12/15/2051		50,000	11	0	11	0	(3)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031	SGD	1,400	(10)	32	22	3	0
Receive(7)	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	12/15/2031		300	(2)	3	1	1	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	2,700	0	7	7	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		6,400	0	16	16	0	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		3,400	0	9	9	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		1,900	0	5	5	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		2,700	0	7	7	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		2,900	0	7	7	0	0
Pay	1-Year BRL-CDI	3.300	Maturity	01/03/2022		37,700	0	(54)	(54)	0	0
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		800	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		17,200	0	(32)	(32)	0	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		5,500	(8)	14	6	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		8,400	0	(13)	(13)	0	0
Receive	1-Year BRL-CDI	7.197	Maturity	01/03/2022		20,362	0	(2)	(2)	0	(2)
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	700	6	(4)	2	0	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2021 (Unaudited)

Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		200	3	(1)	2	0	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		1,700	30	(33)	(3)	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		500	14	(11)	3	0	0
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		300	15	(16)	(1)	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		3,400	18	(92)	(74)	0	(2)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		400	98	(72)	26	0	(2)
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		200	42	(36)	6	0	(1)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	2,100	(2)	(14)	(16)	1	0
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029	SEK	1,100	8	(5)	3	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		$4,100	(118)	67	(51)	0	0
Pay	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023		7,500	(10)	8	(2)	0	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		1,300	(42)	17	(25)	0	0
Pay(7)	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		200	0	0	0	0	0
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		1,050	(33)	12	(21)	0	0
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		1,400	(42)	16	(26)	0	(1)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		3,000	78	(60)	18	2	0
Receive	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026		4,400	16	97	113	0	(4)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		7,000	(152)	(9)	(161)	7	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		200	(5)	1	(4)	0	0
Receive(7)	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		19,400	(206)	107	(99)	0	(22)
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		2,000	(16)	(86)	(102)	3	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		800	(39)	(2)	(41)	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		600	(80)	39	(41)	0	(1)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		100	(8)	7	(1)	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		2,100	(264)	159	(105)	0	(4)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		720	7	42	49	0	(2)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		6,550	474	(14)	460	0	(15)
Receive	3-Month USD-LIBOR	1.508	Semi-Annual	07/15/2031		100	0	0	0	0	0
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2031		100	0	1	1	0	0
Receive	3-Month USD-LIBOR	1.400	Semi-Annual	07/19/2031		400	(3)	7	4	0	(1)
Receive	3-Month USD-LIBOR	1.448	Semi-Annual	08/10/2031		400	(3)	6	3	0	(1)
Pay(7)	3-Month USD-LIBOR	1.950	Semi-Annual	10/04/2031		100	0	4	4	0	0
Receive(7)	3-Month USD-LIBOR	1.720	Semi-Annual	10/15/2031		400	0	(6)	(6)	0	(1)
Pay(7)	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		2,900	83	(41)	0	8	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		200	(7)	3	38	0	(1)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/18/2049		300	55	(59)	(4)	1	0
Receive	3-Month USD-LIBOR	1.325	Semi-Annual	12/02/2050		200	(6)	30	24	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		600	3	77	80	0	(2)
Pay	3-Month USD-LIBOR	1.460	Semi-Annual	02/02/2051		300	(3)	(24)	(27)	1	0
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		100	12	4	16	0	0
Receive	3-Month USD-LIBOR	1.940	Semi-Annual	06/15/2051		100	(1)	(2)	(3)	0	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		300	(36)	(6)	(42)	1	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		50	(10)	3	(7)	0	0
Receive	3-Month USD-LIBOR	1.935	Semi-Annual	06/22/2051		100	(1)	(1)	(2)	0	0
Receive	3-Month USD-LIBOR	1.968	Semi-Annual	06/23/2051		200	(2)	(5)	(7)	0	(1)
Pay(7)	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		1,600	124	(73)	51	4	0
Pay(7)	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		400	34	(19)	15	1	0
Receive(7)	3-Month USD-LIBOR	2.090	Semi-Annual	12/23/2051		150	0	(9)	(9)	0	0
Receive(7)	3-Month USD-LIBOR	1.620	Semi-Annual	01/27/2052		50	0	3	3	0	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	2,900	15	(7)	8	0	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	AUD	100	(3)	4	1	0	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	1,600	6	(8)	(2)	0	(1)
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2024	EUR	2,200	(5)	(2)	(7)	0	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2027		10,800	(15)	(71)	(86)	1	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2027		200	(1)	(2)	(3)	0	0
Pay(7)	6-Month EUR-EURIBOR	0.150	Annual	01/27/2032		200	0	(8)	(8)	0	0
Receive(7)	6-Month EUR-EURIBOR	0.190	Annual	01/27/2032		200	0	0	0	0	0
Receive(7)	6-Month EUR-EURIBOR	0.205	Annual	01/27/2032		300	0	0	0	0	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032		10,100	212	(185)	27	0	(1)
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		100	1	(2)	(1)	0	0
Pay	6-Month EUR-EURIBOR	0.060	Annual	11/17/2032		300	0	(13)	(13)	0	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2036		100	5	1	6	0	0
Receive(7)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		50	0	8	8	0	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2021 (Unaudited)

Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052	1,330	(55)	56	1	5	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	200	(5)	6	1	1	0
Receive(7)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052	100	0	15	15	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2031	JPY	180,000	(17)	1	(16)	2	0
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039	120,000	(40)	23	(17)	0	(3)
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049	10,000	5	(5)	0	1	0
Receive	6-Month NOK-NIBOR	1.500	Annual	03/10/2026	NOK	3,200	0	0	0	0	0
Pay	6-Month NOK-NIBOR	1.900	Annual	03/10/2031	1,800	0	3	3	0	(1)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	3,600	(1)	(11)	(12)	0	0
Receive	UKRPI	3.397	Maturity	11/15/2030	GBP	70	0	9	9	0	(1)
Receive	UKRPI	3.445	Maturity	11/15/2030	140	0	17	17	0	(2)
Receive	UKRPI	3.510	Maturity	11/15/2030	70	0	8	8	0	(1)
Pay	UKRPI	3.740	Maturity	03/15/2031	200	0	(15)	(15)	2	0
Pay	UKRPI	3.700	Maturity	04/15/2031	250	3	(24)	(21)	3	0
Pay	UKRPI	3.217	Maturity	11/15/2040	120	0	(32)	(32)	2	0
Pay	UKRPI	3.272	Maturity	11/15/2040	100	0	(25)	(25)	2	0
Pay	UKRPI	3.273	Maturity	11/15/2040	140	0	(35)	(35)	3	0
Pay	UKRPI	3.340	Maturity	11/15/2040	120	0	(26)	(26)	2	0
Receive	UKRPI	3.000	Maturity	11/15/2050	50	0	23	23	0	(1)
Receive	UKRPI	3.051	Maturity	11/15/2050	100	0	43	43	0	(3)
Receive	UKRPI	3.143	Maturity	11/15/2050	50	0	18	18	0	(1)

$146	$(246)	$(100)	$66	$(91)

Total Swap Agreements	$227	$(244)	$(17)	$68	$(95)

Cash of $1,919 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.
(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2021	CNH	22,745	$3,512	$0	$(11)
10/2021	CNY	2,220	343	0	(1)
10/2021	NOK	12,005	1,380	7	0
10/2021	PEN	897	217	0	0
10/2021	$1,097	DKK	6,974	0	(11)
10/2021	8,232	GBP	6,088	0	(29)
10/2021	158	MYR	663	0	0
10/2021	218	PEN	897	0	(1)
11/2021	GBP	6,088	$8,232	29	0
11/2021	$1,380	NOK	12,005	0	(7)
11/2021	45	RUB	3,372	1	0
12/2021	HKD	447	$57	0	0
12/2021	KRW	600,294	513	7	0
12/2021	MYR	663	158	0	0
12/2021	SGD	390	287	0	(1)
12/2021	$38	RUB	2,800	0	0
01/2022	PEN	897	$217	1	0
04/2022	DKK	6,948	1,097	11	0
BPS	10/2021	CNH	13,554	2,091	0	(9)
10/2021	DKK	695	110	2	0
10/2021	EUR	76	90	2	0
10/2021	GBP	134	184	3	0
10/2021	KRW	181,724	154	0	0
10/2021	$579	EUR	491	0	(10)
10/2021	191	JPY	21,100	0	(2)
10/2021	700	NOK	6,190	8	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2021 (Unaudited)

	11/2021	IDR	273,078		$19	0	0
	11/2021	ILS	218		66	0	(1)
	11/2021	MXN	60		3	0	0
	12/2021	HKD	28		4	0	0
	12/2021	SGD	277		204	0	0
BRC	10/2021	CHF	23		25	0	0
	11/2021		$16	RUB	1,199	0	0
CBK	10/2021	CAD	312		$248	1	0
	10/2021	GBP	695		945	9	0
	10/2021	NZD	1,186		836	18	0
	10/2021	PEN	897		234	17	0
	10/2021		$613	DKK	3,893	0	(6)
	10/2021		74	EUR	63	0	(2)
	10/2021		125	MXN	2,558	0	(2)
	10/2021		217	PEN	897	0	0
	11/2021	IDR	3,374,414		$235	0	0
	11/2021	ILS	3,501		1,066	0	(20)
	11/2021		$242	MXN	4,943	0	(4)
	11/2021		92	PEN	376	0	(1)
	11/2021		81	RUB	5,981	1	0
	12/2021	CNH	7,570		$1,165	0	(2)
	12/2021	PEN	1,844		496	51	0
	12/2021		$25	RUB	1,846	0	0
	01/2022	ILS	950		$290	0	(5)
	01/2022	PEN	1,098		302	38	0
	02/2022	ILS	2,201		678	0	(6)
	02/2022	PEN	71		17	0	0
	04/2022	DKK	3,191		504	5	0
	04/2022	ILS	200		62	0	(1)
	05/2022	PEN	220		57	5	0
	06/2022	ILS	400		124	0	(1)
	08/2022		1,100		343	1	0
FBF	11/2021		$15	RUB	1,103	0	0
GLM	10/2021	CNH	6,869		$1,059	0	(5)
	10/2021	KRW	307,164		260	1	0
	10/2021		$60	RUB	4,544	2	0
	11/2021		118	PEN	443	0	(11)
	11/2021		17	RUB	1,261	0	0
	12/2021	CNH	7,600		$1,169	0	(3)
	12/2021	SGD	210		155	1	0
	12/2021		$107	IDR	1,534,859	0	0
	12/2021		60	RUB	4,493	1	0
	01/2022	ILS	1,055		$326	0	(2)
	01/2022	JPY	310,000		2,812	24	0
	02/2022	CAD	112		93	4	0
HUS	10/2021	AUD	270		196	1	0
	10/2021	CAD	277		220	1	0
	10/2021	EUR	108		126	1	0
	10/2021	JPY	310,000		2,824	38	0
	10/2021	KRW	249,058		210	0	0
	10/2021	PEN	119		32	3	0
	10/2021		$1,514	CNH	9,787	2	0
	10/2021		532	NOK	4,615	0	(4)
	10/2021		16	RUB	1,181	1	0
	11/2021	CNH	9,811		$1,514	0	(2)
	11/2021	ILS	223		69	0	(1)
	11/2021		$3	RUB	211	0	0
	12/2021		31	IDR	451,134	0	0
	04/2022		127	DKK	815	0	0
IND	10/2021		138		870	0	(3)
JPM	10/2021	CAD	79		$63	0	0
	10/2021	DKK	8,446		1,358	42	0
	10/2021	KRW	470,132		398	1	0
	11/2021		$93	IDR	1,338,774	0	0
	12/2021	SGD	810		$600	3	0
	08/2022	ILS	705		221	1	0
MYI	10/2021	AUD	573		417	3	0
	10/2021	CNY	1,936		299	0	(1)
	10/2021	DKK	10,013		1,611	51	0
	10/2021		$3,275	DKK	20,829	0	(31)
	10/2021		138	NOK	1,200	0	(1)
	10/2021		823	NZD	1,186	0	(4)
	11/2021	NZD	1,186		$823	4	0
	11/2021		$30	IDR	438,238	0	0
	04/2022	DKK	20,750		$3,275	31	0
SCX	10/2021	EUR	15,244		18,006	348	0
	10/2021	GBP	5,596		7,669	129	0
	10/2021	JPY	1,402,282		12,768	168	0
	10/2021	KRW	1,181		1	0	0
	10/2021	MYR	663		159	1	0
	10/2021		$157	RUB	11,799	5	0
	11/2021	EUR	14,874		$17,247	9	0
	11/2021	IDR	1,509,045		105	0	0
	11/2021	JPY	1,381,182		12,381	0	(31)
	12/2021	CNH	8,974		1,380	0	(4)
	12/2021	CNY	2,444		376	0	(1)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2021 (Unaudited)

12/2021	KRW	280,524	241	4	0
12/2021	$65	IDR	931,233	0	0
SOG	10/2021	DKK	11,917	$1,917	61	0
TOR	12/2021	CNH	8,143	1,256	0	0
12/2021	MXN	7,347	364	12	0
12/2021	$32	IDR	466,667	0	0
UAG	10/2021	47	RUB	3,575	2	0
11/2021	27	1,993	1	0

Total Forward Foreign Currency Contracts	$1,173	$(237)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	01/25/2022	1,300	$16	$7
NGF	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400	01/25/2022	1,100	14	5

$30	$12

OPTIONS ON EXCHANGE-TRADED FUNDS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/23/2025	$97.000	05/23/2025	200	$15	$27

Total Purchased Options	$45	$39

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	100	$(1)	$0
Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	11/17/2021	100	(1)	0
Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	300	(1)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	11/17/2021	300	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	11/17/2021	200	0	0
BPS	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	100	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	100	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	400	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	200	0	0
BRC	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	10/20/2021	200	(1)	0
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	12/15/2021	600	(3)	(2)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	200	(1)	(2)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	600	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	11/17/2021	300	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	11/17/2021	500	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	300	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	1,100	(1)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	300	(1)	(1)
DUB	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	11/17/2021	200	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	300	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	200	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	1,100	(1)	0
FBF	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	700	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	200	0	0
GST	Put - OTC CDX.HY-36 5-Year Index	Sell	103.000	10/20/2021	200	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	400	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	10/20/2021	200	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	300	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	11/17/2021	200	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	200	0	0
JPM	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	200	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	11/17/2021	600	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	500	(1)	(1)
MYC	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	700	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	800	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	200	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	700	(1)	(1)

$(22)	$(11)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Put - OTC EUR versus CHF	CHF	1.067	12/01/2021	43	$0	$0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2021 (Unaudited)

Call - OTC EUR versus CHF	1.100	12/01/2021	43	0	0
DUB	Put - OTC EUR versus CHF	1.070	11/03/2021	219	(1)	(1)
Call - OTC EUR versus CHF	1.100	11/03/2021	219	(1)	0
GLM	Call - OTC USD versus CAD	CAD	1.265	02/11/2022	481	(5)	(8)
UAG	Put - OTC EUR versus CHF	CHF	1.070	10/29/2021	157	0	0
Call - OTC EUR versus CHF	1.098	10/29/2021	157	0	0
Put - OTC EUR versus CHF	1.070	11/23/2021	159	(1)	(1)
Call - OTC EUR versus CHF	1.100	11/23/2021	159	0	0

$(8)	$(10)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451%	05/23/2025	200	$(15)	$(28)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	800	(1)	0
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	800	(1)	(5)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	1,700	(8)	0
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	1,000	(1)	0
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	1,000	(1)	(7)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.320	01/25/2022	400	(11)	(3)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	1,600	(8)	0
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	4,900	(6)	0
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	4,900	(6)	(33)

$(58)	$(76)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor	0.000%	1-Month USD-LIBOR	10/07/2022	1,750	$(2)	$0
Call - OTC 1-Year Interest Rate Floor	0.000	1-Month USD-LIBOR	10/08/2022	1,000	(1)	0

$(3)	$0

Total Written Options	$(91)	$(97)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Brazil Government International Bond	(1.000)%	Quarterly	12/20/2025	1.731%	$300	$14	$(5)	$9	$0
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.028	500	(18)	14	0	(4)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.093	400	(10)	4	0	(6)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	200	(4)	1	0	(3)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.028	400	(14)	11	0	(3)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.093	500	(13)	5	0	(8)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.028	100	(3)	2	0	(1)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	300	(6)	1	0	(5)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.028	400	(14)	11	0	(3)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.093	200	(5)	2	0	(3)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.093	200	(5)	2	0	(3)

$(78)	$48	$9	$(39)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2021 (Unaudited)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.536%	$200	$(5)	$8	$3	$0
GST	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	12/20/2026	0.438	200	6	0	6	0
Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2026	0.540	400	10	0	10	0

$11	$8	$19	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	700	$527	$3	$(2)	$1	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	800	552	0	1	1	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	700	483	(2)	1	0	(1)

$1	$0	$2	$(1)

Total Swap Agreements	$(66)	$56	$30	$(40)

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2021 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$31	$0	$31
Australia
Corporate Bonds & Notes	0	430	0	430
Sovereign Issues	0	1,826	0	1,826
Brazil
Corporate Bonds & Notes	0	1	0	1
Canada
Corporate Bonds & Notes	0	215	0	215
Non-Agency Mortgage-Backed Securities	0	51	0	51
Sovereign Issues	0	125	0	125
Cayman Islands
Asset-Backed Securities	0	5,474	0	5,474
Corporate Bonds & Notes	0	875	0	875
Non-Agency Mortgage-Backed Securities	0	212	0	212
China
Sovereign Issues	0	12,611	0	12,611
Denmark
Corporate Bonds & Notes	0	4,512	0	4,512
France
Corporate Bonds & Notes	0	1,180	0	1,180
Sovereign Issues	0	2,557	0	2,557
Germany
Corporate Bonds & Notes	0	3,123	0	3,123
Hungary
Sovereign Issues	0	197	0	197
Ireland
Asset-Backed Securities	0	1,585	0	1,585
Israel
Sovereign Issues	0	1,980	0	1,980
Italy
Corporate Bonds & Notes	0	1,646	0	1,646
Sovereign Issues	0	1,753	0	1,753
Japan
Corporate Bonds & Notes	0	1,695	0	1,695
Sovereign Issues	0	12,413	0	12,413
Kuwait
Sovereign Issues	0	776	0	776
Lithuania
Sovereign Issues	0	124	0	124
Luxembourg
Corporate Bonds & Notes	0	233	0	233
Malaysia
Corporate Bonds & Notes	0	498	0	498
Sovereign Issues	0	150	0	150
Mexico
Corporate Bonds & Notes	0	175	0	175
Multinational
Corporate Bonds & Notes	0	213	0	213
Netherlands
Asset-Backed Securities	0	741	0	741
Corporate Bonds & Notes	0	1,436	0	1,436
Non-Agency Mortgage-Backed Securities	0	1,974	0	1,974
Preferred Securities	0	88	0	88
New Zealand
Sovereign Issues	0	132	0	132
Peru
Sovereign Issues	0	908	0	908
Qatar
Corporate Bonds & Notes	0	399	0	399
Sovereign Issues	0	2,237	0	2,237
Romania
Sovereign Issues	0	666	0	666
Russia
Sovereign Issues	0	84	0	84
Saudi Arabia
Sovereign Issues	0	2,318	0	2,318
Serbia
Sovereign Issues	0	223	0	223
Singapore
Corporate Bonds & Notes	0	304	0	304
Sovereign Issues	0	1,141	0	1,141
South Korea
Sovereign Issues	0	1,722	0	1,722
Spain
Corporate Bonds & Notes	0	477	0	477
Sovereign Issues	0	2,336	0	2,336
Switzerland
Corporate Bonds & Notes	0	1,638	0	1,638
United Arab Emirates
Sovereign Issues	0	446	0	446
United Kingdom
Corporate Bonds & Notes	0	8,806	0	8,806
Non-Agency Mortgage-Backed Securities	0	4,267	0	4,267
Preferred Securities	0	66	0	66

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2021 (Unaudited)

Sovereign Issues	0	697	0	697
United States
Asset-Backed Securities	0	5,385	0	5,385
Corporate Bonds & Notes	0	8,259	0	8,259
Loan Participations and Assignments	0	75	0	75
Municipal Bonds & Notes	0	203	0	203
Non-Agency Mortgage-Backed Securities	0	5,870	2,147	8,017
Preferred Securities	0	849	0	849
U.S. Government Agencies	0	21,199	0	21,199
U.S. Treasury Obligations	0	7,425	0	7,425
Short-Term Instruments
Repurchase Agreements	0	234	0	234
Israel Treasury Bills	0	1,489	0	1,489
Japan Treasury Bills	0	5,572	0	5,572

$0	$146,327	$2,147	$148,474
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,006	$0	$0	$5,006

Total Investments	$5,006	$146,327	$2,147	$153,480

Short Sales, at Value - Liabilities
Canada
Sovereign Issues	0	(372)	0	(372)
United States
U.S. Government Agencies	0	(7,213)	0	(7,213)

$0	$(7,585)	$0	$(7,585)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	83	91	0	174
Over the counter	0	1,242	0	1,242

$83	$1,333	$0	$1,416
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(78)	(95)	0	(173)
Over the counter	0	(374)	0	(374)

$(78)	$(469)	$0	$(547)

Total Financial Derivative Instruments	$5	$864	$0	$869

Totals	$5,011	$139,606	$2,147	$146,764

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2021:
Category and Subcategory	Beginning Balance at 12/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2021 (1)

Investments in Securities, at Value
United Kingdom
Non-Agency Mortgage-Backed Securities	$407	$(399)	$0	$0	$0	$(8)	$0	$0	$0	$0
United States
Non-Agency Mortgage-Backed Securities	0	2,157	0	0	0	(10)	0	0	2,147	(10)

Totals	$407	$1,758	$0	$0	$0	$(18)	$0	$0	$2,147	$(10)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2021	Valuation Technique	Unobservable Inputs	Input Value	Weighted Average

Investments in Securities, at Value
United States
Non-Agency Mortgage-Backed Securities	$2,147	Proxy Pricing	Base Price	%	100.000 - 103.219	102.759

Total	$2,147

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$685	$5	$0	$0	$(1)	$689	$5	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$711	$56,904	$(53,300)	$2	$0	$4,317	$4	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GRE	NatWest Markets Securities Inc.	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris
DUB	Deutsche Bank AG	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NOK	Norwegian Krone
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	USD (or $)	United States Dollar
CZK	Czech Koruna	MXN	Mexican Peso	ZAR	South African Rand
DKK	Danish Krone	MYR	Malaysian Ringgit

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
BP0003M	3 Month GBP-LIBOR	MAKA5DAY	Israel Gilon 5 Day	SRFXON3	Swiss Overnight Rate Average (6PM)
CDX.HY	Credit Derivatives Index - High Yield	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	US0003M	ICE 3-Month USD LIBOR
EUR003M	3 Month EUR Swap Rate	SOFRRATE	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
CDI	Brazil Interbank Deposit Rate	NIBOR	Norwegian Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor

Schedule of Investments PIMCO Global Diversified Allocation Portfolio	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.3% ¤
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (b) 0.3%		$554

Total Short-Term Instruments (Cost $554)		554

Total Investments in Securities (Cost $554)		554

	SHARES
INVESTMENTS IN AFFILIATES 95.8%
MUTUAL FUNDS (a) 90.4%
PIMCO Emerging Markets Bond Fund	639,905	6,687
PIMCO Global Advantage® Strategy Bond Fund	776,617	8,916
PIMCO Income Fund	926,496	11,155
PIMCO International Bond Fund (U.S. Dollar-Hedged)	616,014	6,665
PIMCO Investment Grade Credit Bond Fund	1,021,927	11,139
PIMCO RAE International Fund	1,007,901	11,016
PIMCO RAE PLUS EMG Fund	1,213,581	11,116
PIMCO RAE PLUS Small Fund	1,112,796	10,928
PIMCO Real Return Fund	914,126	11,171
PIMCO Short-Term Fund	3,397,854	33,367
PIMCO StocksPLUS® Fund	842,803	10,982
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	1,267,630	11,104
PIMCO StocksPLUS® International Fund (Unhedged)	3,886,931	22,233
PIMCO Total Return Fund IV	3,009,093	33,401

Total Mutual Funds (Cost $172,703)		199,880

SHORT-TERM INSTRUMENTS 5.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short-Term Floating NAV Portfolio III	1,219,782	12,030

Total Short-Term Instruments (Cost $11,977)		12,030

Total Investments in Affiliates (Cost $184,680)		211,910

Total Investments 96.1% (Cost $185,234)		$212,464
Financial Derivative Instruments (c) 0.5%(Cost or Premiums, net $1,895)		1,025
Other Assets and Liabilities, net 3.4%		7,710

Net Assets 100.0%		$221,199

Schedule of Investments PIMCO Global Diversified Allocation Portfolio (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$554	U.S. Treasury Notes 0.250% due 09/30/2023			$(565)	$554	$554

Total Repurchase Agreements								$(565)	$554	$554

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description					Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500					2,975.000	06/17/2022	56	$6	$309	$301
Put - CBOE S&P 500					3,425.000	06/17/2022	56	6	580	565
Put - CBOE S&P 500					3,850.000	06/17/2022	56	6	1,006	986

Total Purchased Options								$1,895		$1,852

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-mini S&P 500 Index December Futures				12/2021	318	$68,334		$(2,384)	$0	$(827)

Total Futures Contracts								$(2,384)	$0	$(827)

Cash of $3,869 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements						$0	$554	$0		$554

						$0	$554	$0		$554
Investments in Affiliates, at Value
Mutual Funds						199,880	0	0		199,880
Short-Term Instruments
Central Funds Used for Cash Management Purposes						12,030	0	0		12,030

						$211,910	$0	$0		$211,910

Total Investments						$211,910	$554	$0		$212,464

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						$0	$1,852	$0		$1,852

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						$(827)	$0	$0		$(827)

Total Financial Derivative Instruments						$(827)	$1,852	$0		$1,025

Totals						$211,083	$2,406	$0		$213,489

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund or Acquired Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in Institutional Class Shares or, as applicable or Class M shares of PIMCO Funds, PIMCO Equity Series and affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may also invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$29,406	$1,482	$(23,330)	$580	$(1,451)	$6,687	$684	$0
PIMCO Global Advantage® Strategy Bond Fund	39,097	1,240	(30,783)	2,049	(2,687)	8,916	471	0
PIMCO Income Fund	48,985	1,578	(39,278)	(694)	564	11,155	1,089	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	29,314	1,165	(23,161)	384	(1,037)	6,665	251	0
PIMCO Investment Grade Credit Bond Fund	48,970	2,666	(38,941)	1,359	(2,915)	11,139	911	0
PIMCO RAE International Fund	48,636	384	(44,328)	10,481	(4,157)	11,016	0	0
PIMCO RAE PLUS EMG Fund	48,736	9,638	(48,022)	10,054	(9,290)	11,116	9,385	0
PIMCO RAE PLUS Small Fund	48,783	12,524	(56,265)	11,372	(5,486)	10,928	11,774	0
PIMCO Real Return Fund	48,925	2,887	(40,362)	3,240	(3,519)	11,171	1,191	0
PIMCO Short-Term Fund	146,444	4,161	(117,203)	(16)	(19)	33,367	520	0
PIMCO Short-Term Floating NAV Portfolio III	70,650	135,387	(194,000)	95	(102)	12,030	87	0
PIMCO StocksPLUS® Fund	49,077	1,564	(45,174)	11,884	(6,369)	10,982	1,318	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	48,545	1,934	(44,258)	7,872	(2,989)	11,104	1,577	0
PIMCO StocksPLUS® International Fund (Unhedged)	96,978	11,897	(84,057)	13,789	(16,374)	22,233	11,835	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	146,711	5,837	(116,044)	5,332	(8,435)	33,401	1,365	0
Totals	$949,257	$194,344	$(945,206)	$77,781	$(64,266)	$211,910	$42,458	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)		(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange

Index/Spread Abbreviations:
S&P 500	Standard & Poor's 500 Index

Other Abbreviations:
TBA	To-Be-Announced

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 59.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$300	$311
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 ~		200	201
Medline Industries, Inc. TBD% due 08/04/2022 «		1,100	1,086
Viad Corp. 5.500% (LIBOR03M + 5.000%) due 07/30/2028 «~		350	350

Total Loan Participations and Assignments (Cost $1,941)			1,948

CORPORATE BONDS & NOTES 13.7%
BANKING & FINANCE 7.4%
Aircastle Ltd. 2.850% due 01/26/2028		1,200	1,216
Ally Financial, Inc. 8.000% due 11/01/2031		800	1,155
Aviation Capital Group LLC 5.500% due 12/15/2024		500	561
Barclays Bank PLC 7.625% due 11/21/2022 (j)		600	643
Deutsche Bank AG 4.250% due 10/14/2021		3,400	3,404
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		200	206
5.125% due 06/16/2025		1,200	1,305
5.584% due 03/18/2024		200	215
Globalworth Real Estate Investments Ltd. 3.000% due 03/29/2025	EUR	1,600	1,989
Jyske Realkredit A/S 1.000% due 10/01/2050	DKK	26,984	3,960
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024		$1,200	915
MGM Growth Properties Operating Partnership LP 3.875% due 02/15/2029		700	746
Natwest Group PLC
1.682% (US0003M + 1.550%) due 06/25/2024 ~		700	715
4.519% due 06/25/2024 •		400	426
New Metro Global Ltd. 6.500% due 05/20/2022		800	788
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		100	99
Nordea Kredit Realkreditaktieselskab 1.000% due 10/01/2050	DKK	21,867	3,215
Nykredit Realkredit A/S 1.000% due 10/01/2050		33,999	4,986
Starwood Property Trust, Inc. 5.500% due 11/01/2023		$400	420
Sunac China Holdings Ltd. 8.350% due 04/19/2023		800	692
UniCredit SpA 7.830% due 12/04/2023		3,050	3,492
Ursa Re Ltd. 3.783% (T-BILL 3MO + 3.750%) due 12/07/2027 ~		1,100	1,142

			32,290

INDUSTRIALS 5.6%
Air Canada
3.875% due 08/15/2026		100	101
4.625% due 08/15/2029	CAD	100	79
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		$737	823
American Airlines Pass-Through Trust
3.350% due 04/15/2031		84	85
3.700% due 04/01/2028		325	332
American Airlines, Inc. 5.750% due 04/20/2029		100	108
Berry Global, Inc. 4.875% due 07/15/2026		6,295	6,618

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2021 (Unaudited)

BOC Aviation USA Corp. 1.625% due 04/29/2024		300	302
BRF GmbH 4.350% due 09/29/2026		1,100	1,135
Broadcom, Inc.
3.137% due 11/15/2035		208	208
Caesars Entertainment, Inc. 6.250% due 07/01/2025		400	422
Caesars Resort Collection LLC 5.750% due 07/01/2025		400	422
Carnival Corp. 4.000% due 08/01/2028		400	404
DAE Funding LLC 1.625% due 02/15/2024		1,000	995
Delta Air Lines, Inc. 2.900% due 10/28/2024		400	410
Energy Transfer LP 3.750% due 05/15/2030		1,100	1,189
Expedia Group, Inc. 6.250% due 05/01/2025		72	83
Gazprom OAO Via Gaz Capital S.A. 4.950% due 03/23/2027		1,400	1,553
Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029		600	607
4.000% due 05/01/2031		600	610
Marriott International, Inc. 4.625% due 06/15/2030		200	229
NCL Corp. Ltd. 10.250% due 02/01/2026		1,100	1,264
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		900	1,013
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		1,200	1,189
RCS & RDS S.A. 3.250% due 02/05/2028	EUR	1,200	1,392
Rolls-Royce PLC 5.750% due 10/15/2027	GBP	900	1,351
Royal Caribbean Cruises Ltd. 9.125% due 06/15/2023		$40	43
United Airlines Pass-Through Trust
2.900% due 11/01/2029		191	191
3.100% due 01/07/2030		316	330
Univision Communications, Inc. 6.625% due 06/01/2027		400	435
VMware, Inc. 3.900% due 08/21/2027		200	223
Wynn Las Vegas LLC 5.250% due 05/15/2027		400	405

			24,551

UTILITIES 0.7%
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024		1,700	1,779
Pacific Gas & Electric Co. 2.500% due 02/01/2031		1,100	1,048

			2,827

Total Corporate Bonds & Notes (Cost $58,939)			59,668

CONVERTIBLE BONDS & NOTES 0.3%
BANKING & FINANCE 0.1%
Credit Suisse Group Guernsey Ltd. 3.000% due 11/12/2021 «	CHF	200	231

INDUSTRIALS 0.2%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (b)		$1,300	1,109

Total Convertible Bonds & Notes (Cost $1,490)			1,340

U.S. GOVERNMENT AGENCIES 0.2%
Ginnie Mae 0.382% due 08/20/2068 •		753	745

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2021 (Unaudited)

Uniform Mortgage-Backed Security, TBA
2.500% due 12/01/2051		100	103

Total U.S. Government Agencies (Cost $849)			848

U.S. TREASURY OBLIGATIONS 2.5%
U.S. Treasury Bonds
1.375% due 11/15/2040 (l)(o)		9,500	8,537
U.S. Treasury Inflation Protected Securities (g)
0.125% due 07/15/2031		2,037	2,245

Total U.S. Treasury Obligations (Cost $11,562)			10,782

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
Alliance Bancorp Trust 0.326% due 07/25/2037 •		348	334
Bear Stearns Adjustable Rate Mortgage Trust
2.970% due 07/25/2036 ^~		80	79
3.105% due 02/25/2036 ^~		24	24
Countrywide Alternative Loan Trust 0.246% due 09/25/2047 •		141	138
Countrywide Home Loan Mortgage Pass-Through Trust 6.000% due 04/25/2036		270	199
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	1,882	2,547
Residential Accredit Loans, Inc. Trust 0.446% due 06/25/2046 •		$233	74
Residential Asset Securitization Trust 0.486% due 05/25/2035 •		405	296
Towd Point Mortgage Funding PLC 1.097% due 10/20/2051 •	GBP	1,450	1,970
WaMu Mortgage Pass-Through Certificates Trust 0.746% due 01/25/2045 •		$2,128	2,140

Total Non-Agency Mortgage-Backed Securities (Cost $7,626)			7,801

ASSET-BACKED SECURITIES 5.6%
ACE Securities Corp. Home Equity Loan Trust
0.986% due 08/25/2035 •		150	150
1.886% due 06/25/2034 •		51	51
Apidos CLO 1.090% due 07/18/2029 •		800	800
Argent Mortgage Loan Trust 0.566% due 05/25/2035 •		570	542
Argent Securities Trust 0.386% due 07/25/2036 •		422	402
Assurant CLO Ltd. 1.174% due 10/20/2031 •		600	600
Carlyle Global Market Strategies CLO Ltd. 1.075% due 08/14/2030 •		1,300	1,298
Catamaran CLO Ltd. 1.482% due 04/22/2030 •		696	697
CIT Mortgage Loan Trust 1.436% due 10/25/2037 •		1,150	1,161
Countrywide Asset-Backed Certificates
0.226% due 05/25/2035 •		393	389
0.336% due 03/25/2037 •		700	679
Crestline Denali CLO Ltd. 1.226% due 10/23/2031 •		500	500
Dryden Senior Loan Fund 1.026% due 10/15/2027 •		1,145	1,146
First Franklin Mortgage Loan Trust 0.791% due 11/25/2036 •		1,600	1,585
Fremont Home Loan Trust
0.221% due 10/25/2036 •		824	774
0.236% due 10/25/2036 •		2,172	1,266
Halcyon Loan Advisors Funding Ltd. 1.054% due 04/20/2027 •		20	20
IndyMac Mortgage Loan Trust 0.226% due 07/25/2036 •		919	351
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		567	428
Lehman XS Trust
0.406% due 05/25/2036 •		604	682
4.335% due 06/25/2036 þ		766	825
Long Beach Mortgage Loan Trust 0.686% due 01/25/2036 •		1,227	1,177
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	278	321
Marlette Funding Trust 2.690% due 09/17/2029		$2	2
Morgan Stanley ABS Capital, Inc. Trust 1.061% due 07/25/2035 •		5	5

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2021 (Unaudited)

Mountain View CLO Ltd. 0.926% due 10/15/2026 •		11	11
Oaktree CLO Ltd. 1.248% due 04/22/2030 •		300	300
OCP Euro CLO DAC 0.880% due 09/22/2034 •	EUR	600	692
OZLM Ltd. 1.274% due 07/20/2032 •		$500	501
Palmer Square European Loan Funding DAC 0.780% due 04/15/2031 •	EUR	500	579
Palmer Square Loan Funding Ltd.
0.925% due 10/15/2029 •(a)		$500	500
0.971% due 07/20/2029 •		1,600	1,597
Saranac Clo Ltd. 1.259% due 08/13/2031 •		500	500
Segovia European CLO 0.880% due 07/20/2032 •	EUR	500	578
Sound Point CLO Ltd. 1.295% due 07/20/2032 •		$600	600
Structured Asset Securities Corp. Mortgage Loan Trust 0.881% due 02/25/2036 •		100	97
THL Credit Wind River Clo Ltd. 1.164% due 04/15/2031 •		700	700
Venture CLO Ltd.
1.006% due 07/15/2027 •		290	290
1.110% due 07/20/2030 •		600	600
Vibrant CLO Ltd. 1.198% due 07/20/2032 •		300	300
Voya CLO Ltd. 1.091% due 10/15/2030 •		300	300
Wellfleet CLO Ltd. 0.980% due 07/20/2029 •		500	500

Total Asset-Backed Securities (Cost $23,722)			24,496

SOVEREIGN ISSUES 9.8%
Argentina Government International Bond
0.500% due 07/09/2030 þ		441	149
1.125% due 07/09/2035 þ		289	91
15.500% due 10/17/2026	ARS	10,280	23
34.163% (BADLARPP) due 10/04/2022 ~		3,700	14
36.162% (BADLARPP + 2.000%) due 04/03/2022 ~		2,035	11
Autonomous City of Buenos Aires 39.149% (BADLARPP + 5.000%) due 01/23/2022 ~		3,390	19
China Government International Bond 3.280% due 12/03/2027	CNY	51,500	8,218
Colombian TES
6.250% due 11/26/2025	COP	28,400,000	7,525
7.500% due 08/26/2026		12,200,000	3,322
Israel Government International Bond 0.750% due 07/31/2022	ILS	2,200	687
Italy Buoni Poliennali Del Tesoro 0.500% due 02/01/2026	EUR	7,000	8,271
Peru Government International Bond
5.400% due 08/12/2034	PEN	2,700	568
5.940% due 02/12/2029		2,400	583
8.200% due 08/12/2026		9,100	2,478
Qatar Government International Bond 3.875% due 04/23/2023		$1,400	1,474
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	127,000	9,469

Total Sovereign Issues (Cost $44,695)			42,902

		SHARES
COMMON STOCKS 7.8%
CONSUMER DISCRETIONARY 2.6%
Choice Hotels International, Inc.		16,054	2,029
Hilton Worldwide Holdings, Inc. (c)		15,453	2,042
Hyatt Hotels Corp. 'A' (c)		24,246	1,869
Marriott International, Inc. 'A' (c)		13,272	1,965
Marriott Vacations Worldwide Corp.		11,003	1,731
Travel Leisure Co.		29,192	1,592

			11,228

INDUSTRIALS 1.9%
ABB Ltd.		18,587	626
AMETEK, Inc.		5,231	649
Caterpillar, Inc.		3,362	645

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2021 (Unaudited)

Deere & Co.		1,922	644
Eaton Corp. PLC		4,383	655
Emerson Electric Co.		6,977	657
FANUC Corp.		2,783	614
Jacobs Engineering Group, Inc.		5,103	676
Komatsu Ltd.		26,617	645
Kubota Corp.		30,472	654
MasTec, Inc. (c)		7,651	660
Mueller Water Products, Inc. 'A'		43,523	663
Union Pacific Corp.		3,362	659

			8,447

INFORMATION TECHNOLOGY 2.0%
Advantest Corp.		3,900	351
Applied Materials, Inc.		2,900	373
ASML Holding NV		500	374
Chipbond Technology Corp.		98,364	238
Cirrus Logic, Inc. (c)		2,900	239
Elan Microelectronics Corp.		45,064	237
Flex Ltd. (c)		36,563	646
Globalwafers Co. Ltd.		12,755	364
Infineon Technologies AG		9,200	379
Intel Corp.		7,500	400
Lam Research Corp.		700	398
Lotes Co. Ltd.		12,081	241
Marvell Technology, Inc.		4,100	247
MediaTek, Inc.		7,510	244
Nanya Technology Corp.		110,376	261
Novatek Microelectronics Corp.		15,979	235
NXP Semiconductors NV		1,900	372
Realtek Semiconductor Corp.		13,249	236
Rohm Co. Ltd.		3,900	373
Samsung Electronics Co. Ltd.		6,200	388
Skyworks Solutions, Inc.		2,300	379
Taiwan Semiconductor Manufacturing Co. Ltd.		18,700	389
Teradyne, Inc.		3,400	371
Tokyo Electron Ltd.		800	357
United Microelectronics Corp.		173,110	398
Win Semiconductors Corp.		22,242	248

			8,738

MATERIALS 1.3%
Freeport-McMoRan, Inc.		19,710	641
Lundin Mining Corp.		91,787	660
Martin Marietta Materials, Inc.		1,884	644
Nucor Corp.		6,411	631
Reliance Steel & Aluminum Co.		4,670	665
Shin-Etsu Chemical Co. Ltd.		2,100	357
United States Steel Corp.		27,614	607
Vale S.A. SP - ADR		38,474	537
Vulcan Materials Co.		3,886	657

			5,399

Total Common Stocks (Cost $35,310)			33,812

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(h)		420,000	480

Total Preferred Securities (Cost $420)			480

SHORT-TERM INSTRUMENTS 17.4%
REPURCHASE AGREEMENTS (k) 3.5%			15,066

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
15.408% due 12/31/2021 (e)(f)	ARS	1,372	8

ISRAEL TREASURY BILLS 0.2%
0.006% due 06/08/2022 (e)(f)	ILS	3,500	1,085

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2021 (Unaudited)

JAPAN TREASURY BILLS 6.4%
(0.114)% due 12/20/2021 (e)(f)	JPY	3,112,000	27,969

U.S. TREASURY BILLS 7.3%
0.043% due 11/18/2021 - 03/31/2022 (d)(e)(o)		$31,861	31,856

Total Short-Term Instruments (Cost $76,316)			75,984

Total Investments in Securities (Cost $262,870)			260,061

		SHARES
INVESTMENTS IN AFFILIATES 35.2%
MUTUAL FUNDS (i) 22.6%
PIMCO Investment Grade Credit Bond Fund		4,342,147	47,330
PIMCO Mortgage Opportunities and Bond Fund		4,681,445	51,121

Total Mutual Funds (Cost $96,409)			98,451

SHORT-TERM INSTRUMENTS 12.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.6%
PIMCO Short Asset Portfolio		4,873,978	48,818
PIMCO Short-Term Floating NAV Portfolio III		608,169	5,997

Total Short-Term Instruments (Cost $54,801)			54,815

Total Investments in Affiliates (Cost $151,210)			153,266

Total Investments 94.8% (Cost $414,080)			$413,327
Financial Derivative Instruments (m)(n) (0.3)%(Cost or Premiums, net $(1,098))			(1,159)
Other Assets and Liabilities, net 5.5%			24,001

Net Assets 100.0%			$436,169

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					When-issued security.
(b)					Payment in-kind security.
(c)					Security did not produce income within the last twelve months.
(d)					Coupon represents a weighted average yield to maturity.
(e)					Zero coupon security.
(f)					Coupon represents a yield to maturity.
(g)					Principal amount of security is adjusted for inflation.
(h)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)					Institutional Class Shares of each Fund.
(j)					Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$392	U.S. Treasury Notes 0.250% due 09/30/2023		$(400)	$392	$392
JPS	0.000	09/28/2021	10/05/2021	14,506	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2031		(14,517)	14,506	14,506
SSB	0.000	09/30/2021	10/01/2021	168	U.S. Treasury Notes 1.875% due 06/30/2026(1)		(171)	168	168

Total Repurchase Agreements							$(15,088)	$15,066	$15,066

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

GRE				0.070%	09/01/2021	10/01/2021	$(1,114)		$(1,114)
				0.070	09/14/2021	10/01/2021	(2,145)		(2,145)

Total Reverse Repurchase Agreements									$(3,259)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)

U.S. Government Agencies (2.3)%
Uniform Mortgage-Backed Security, TBA					2.000%	12/01/2051	$9,900	$(9,867)	$(9,887)

U.S. Treasury Obligations (2.3)%
U.S. Treasury Inflation Protected Securities					0.125%	01/15/2031	9,122	(10,117)	(10,023)

Total Short Sales (4.6)%								$(19,984)	$(19,910)

(l)					Securities with an aggregate market value of $3,145 have been pledged as collateral under the terms of master agreements as of September 30, 2021.
(1)					Collateral is held in custody by the counterparty.

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2021 (Unaudited)

(2)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(1,078) at a weighted average interest rate of 0.053. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)				Payable for short sales includes $2 of accrued interest.
(m)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum November Futures	11/2021	5	$357	$20	$20	$0
Arabica Coffee March Futures	03/2022	1	74	0	0	0
Australia Government 3-Year Note December Futures	12/2021	1	84	0	0	0
Brent Crude June Futures	04/2022	1	74	4	0	0
Cocoa December Futures	12/2021	6	159	13	4	0
Copper December Futures	12/2021	3	307	(15)	0	(8)
Cotton No. 2 March Futures	03/2022	3	156	16	5	0
DAX Index December Futures	12/2021	13	5,755	(146)	35	(19)
E-mini NASDAQ 100 Index December Futures	12/2021	7	2,056	(110)	0	(8)
E-mini S&P 500 Index December Futures	12/2021	690	148,272	(5,650)	0	(1,776)
Euro STOXX 600 December Futures	12/2021	920	24,180	(599)	162	0
FTSE/MIB Index December Futures	12/2021	1	147	(1)	1	0
Gas Oil March Futures	03/2022	2	132	20	1	0
Gold 100 oz. December Futures	12/2021	28	4,920	(126)	143	0
Hard Red Winter Wheat March Futures	03/2022	2	74	1	2	0
IBEX 35 Index October Futures	10/2021	1	102	0	1	(1)
Iron Ore January Futures	01/2022	9	104	1	2	0
Lead January Futures	01/2022	3	157	(7)	0	(7)
Lead November Futures	11/2021	6	315	(32)	0	(32)
Live Cattle February Futures December Futures	12/2021	10	503	(35)	0	(5)
Natural Gas March Futures	02/2022	4	221	68	14	0
New York Harbor March Futures	02/2022	1	96	6	1	0
Nickel January Futures	01/2022	2	215	(14)	0	(14)
Nickel November Futures	11/2021	3	323	(14)	0	(14)
Nikkei 225 Yen-denominated December Futures	12/2021	128	16,852	(61)	106	(230)
Platinum January Futures	01/2022	1	48	(3)	1	0
RBOB Gasoline March Futures	02/2022	1	90	6	1	0
S&P/Toronto Stock Exchange 60 December Futures	12/2021	54	10,199	(253)	6	(51)
Soybean January Futures	01/2022	45	1,791	(53)	0	(58)
SPI 200 Index December Futures	12/2021	101	13,313	(203)	214	(115)
Sugar No. 11 March Futures	02/2022	2	46	1	1	0
Topix Index December 2021 Futures December Futures	12/2021	61	11,129	(95)	0	(137)
U.S. Treasury 10-Year Note December Futures	12/2021	525	69,095	(489)	101	0
U.S. Treasury 30-Year Bond December Futures	12/2021	30	4,777	(128)	4	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	12	2,293	(100)	0	(2)
Zinc January Futures	01/2022	2	149	(4)	0	(4)
Zinc November Futures	11/2021	3	224	3	3	0

				$(7,979)	$828	$(2,481)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum January Futures	01/2022	2	$(143)	$2	$2	$0
Aluminum November Futures	11/2021	5	(357)	(34)	0	(34)
Arabica Coffee December Futures	12/2021	2	(146)	(9)	0	(1)
Australia Government 10-Year Bond December Futures	12/2021	2	(205)	3	0	0
CAC 40 Index October Futures	10/2021	1	(76)	2	0	(1)
Canada Government 10-Year Bond December Futures	12/2021	7	(791)	21	2	0
Corn December Futures	12/2021	47	(1,261)	34	5	0
Corn March Futures	03/2022	2	(54)	0	0	0
Euro-Bobl December Futures	12/2021	60	(9,378)	62	5	(8)
Euro-Bund 10-Year Bond December Futures	12/2021	18	(3,541)	0	32	(37)
Euro-Buxl 30-Year Bond December Futures	12/2021	23	(5,417)	149	35	(16)
FTSE 100 Index December Futures	12/2021	6	(572)	(4)	0	(7)
Hard Red Winter Wheat December Futures	12/2021	7	(256)	(21)	0	(7)
Japan Government 10-Year Bond June Futures December Futures	12/2021	1	(1,360)	4	0	0
Lead November Futures	11/2021	6	(315)	23	23	0
Lean Hogs December Futures	12/2021	13	(444)	(29)	0	(9)
Mini MSCI Emerging Markets Index December Futures	12/2021	15	(934)	0	0	(7)
Natural Gas January Futures	12/2021	7	(425)	(51)	0	(28)
Nickel November Futures	11/2021	3	(323)	24	24	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2021 (Unaudited)

OMX Stockholm 30 Index October 2021 Futures October Futures	10/2021	1	(26)	1	0	0
Palladium December Futures	12/2021	1	(190)	48	0	(7)
Soybean March Futures	03/2022	2	(127)	2	3	0
Soybean Meal March Futures	03/2022	5	(167)	8	6	0
Soybean Oil January Futures	01/2022	3	(105)	(1)	0	(1)
Soybean Oil March Futures	03/2022	2	(70)	(1)	0	(1)
U.S. Treasury 2-Year Note December Futures	12/2021	20	(4,401)	3	0	(1)
U.S. Treasury 5-Year Note December Futures	12/2021	351	(43,083)	248	0	(30)
United Kingdom Long Gilt December Futures	12/2021	18	(3,035)	0	2	(11)
Wheat December Futures	12/2021	7	(254)	(17)	0	(5)
Zinc November Futures	11/2021	3	(224)	3	3	0

$470	$142	$(211)

Total Futures Contracts	$(7,509)	$970	$(2,692)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

iTraxx Crossover 36 5-Year Index	(5.000)%	Quarterly	12/20/2026	EUR	100	$(14)	$0	$(14)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-37 5-Year Index	5.000%	Quarterly	12/20/2026	$800	$76	$(1)	$75	$0	$(1)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	900	22	0	22	0	(1)
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly	12/20/2026	EUR	400	12	0	12	0	0

$110	$(1)	$109	$0	$(2)

INTEREST RATE SWAPS
Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.080%	Annual	01/20/2023	GBP	29,800	$(136)	$(147)	$(283)	$0	$(13)
Receive	1-Day GBP-SONIO Compounded-OIS	0.030	Annual	01/20/2026	35,400	744	802	1,546	55	0
Pay	1-Day GBP-SONIO Compounded-OIS	0.120	Annual	01/20/2031	5,700	(457)	(85)	(542)	0	(22)
Pay	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	01/20/2051	2,400	(340)	(271)	(611)	0	(32)
Pay	1-Day INR-MIBOR Compounded-OIS	5.270	Semi-Annual	03/17/2026	INR	516,200	50	(32)	18	0	(4)
Pay	1-Day INR-MIBOR Compounded-OIS	5.270	Semi-Annual	03/17/2026	169,500	(30)	24	(6)	1	0
Pay	1-Day INR-MIBOR Compounded-OIS	5.260	Semi-Annual	09/15/2026	205,600	(12)	8	(4)	0	(2)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	0.750	Semi-Annual	09/15/2026	SGD	12,400	7	(128)	(121)	0	(1)
Receive	1-Year BRL-CDI	5.850	Maturity	01/02/2025	BRL	10,900	0	176	176	4	0
Receive	1-Year BRL-CDI	6.350	Maturity	01/02/2025	23,800	0	301	301	8	0
Receive	1-Year BRL-CDI	8.095	Maturity	01/02/2025	16,200	0	114	114	6	0
Receive	3-Month CAD-Bank Bill	0.550	Semi-Annual	01/20/2023	CAD	27,700	25	15	40	2	0
Pay	3-Month CAD-Bank Bill	0.800	Semi-Annual	01/20/2026	45,200	(747)	(222)	(969)	0	(8)
Receive	3-Month CAD-Bank Bill	1.130	Semi-Annual	01/20/2031	19,300	373	651	1,024	11	0
Pay	3-Month CAD-Bank Bill	1.530	Semi-Annual	01/20/2051	600	(73)	(16)	(89)	0	(3)
Receive	3-Month CNY-CNREPOFIX	2.655	Quarterly	12/16/2025	CNY	19,800	32	(58)	(26)	0	(1)
Receive	3-Month CNY-CNREPOFIX	2.660	Quarterly	03/17/2026	9,800	18	(31)	(13)	0	(1)
Receive	3-Month CNY-CNREPOFIX	2.800	Quarterly	06/16/2026	25,200	(3)	(54)	(57)	0	(2)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2021 (Unaudited)

Receive	3-Month CNY-CNREPOFIX	3.000	Quarterly	06/16/2026		36,200	(57)	(75)	(132)	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	3.475	Quarterly	02/19/2026	COP	4,025,800	0	(89)	(89)	1	0
Receive	3-Month COP-IBR Compounded-OIS	4.680	Quarterly	11/26/2025		27,000,000	0	220	220	0	(6)
Pay	3-Month COP-IBR Compounded-OIS	4.760	Quarterly	05/20/2026		20,303,000	0	(188)	(188)	8	0
Pay	3-Month COP-IBR Compounded-OIS	4.765	Quarterly	05/20/2026		2,861,000	0	(26)	(26)	1	0
Receive	3-Month COP-IBR Compounded-OIS	4.920	Quarterly	08/26/2026		11,900,000	0	103	103	0	(6)
Pay	3-Month ILS-TELBOR	0.728	Annual	06/04/2026	ILS	15,600	4	(4)	0	0	(11)
Pay	3-Month KRW-KORIBOR	0.939	Quarterly	12/16/2025	KRW	3,728,800	(40)	(69)	(109)	0	(2)
Pay	3-Month KRW-KORIBOR	0.939	Quarterly	12/16/2025		3,728,800	75	34	109	2	0
Receive	3-Month KRW-KORIBOR	1.299	Quarterly	03/17/2026		2,389,200	21	22	43	1	0
Receive	3-Month USD-LIBOR	0.240	Semi-Annual	01/20/2023		$102,400	(56)	(3)	(59)	0	(13)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		6,400	(299)	177	(122)	0	(4)
Pay	3-Month USD-LIBOR	0.440	Semi-Annual	01/20/2026		72,300	(1,414)	(114)	(1,528)	63	0
Pay	3-Month USD-LIBOR	0.830	Semi-Annual	01/20/2031		14,700	(564)	(309)	(873)	34	0
Receive	3-Month USD-LIBOR	1.220	Semi-Annual	01/20/2051		13,300	2,120	(148)	1,972	0	(25)
Receive	3-Month ZAR-JIBAR	4.970	Quarterly	09/30/2025	ZAR	21,200	28	16	44	0	0
Pay	3-Month ZAR-JIBAR	4.900	Quarterly	11/12/2025		17,400	(35)	(5)	(40)	0	0
Pay	6-Month CLP-CHILIBOR	3.860	Semi-Annual	08/26/2026	CLP	777,000	0	(42)	(42)	0	(1)
Receive	6-Month CZK-PRIBOR	0.665	Annual	09/22/2025	CZK	359,300	576	682	1,258	102	0
Receive	6-Month CZK-PRIBOR	0.555	Annual	11/06/2025		139,800	382	128	510	45	0
Receive	6-Month EUR-EURIBOR	0.540	Annual	01/20/2023	EUR	79,100	59	269	328	2	0
Pay	6-Month EUR-EURIBOR	0.480	Annual	01/20/2026		4,600	(47)	(21)	(68)	1	0
Pay	6-Month EUR-EURIBOR	0.280	Annual	01/20/2031		22,800	(422)	(604)	(1,026)	0	(1)
Receive	6-Month EUR-EURIBOR	0.070	Annual	01/20/2051		5,400	730	260	990	16	0
Receive	6-Month HUF-BBR	1.410	Annual	10/02/2025	HUF	5,486,600	(41)	888	847	10	0
Receive	6-Month HUF-BBR	1.105	Annual	11/06/2025		254,000	49	3	52	1	0
Pay	6-Month PLN-WIBOR	0.585	Annual	09/22/2025	PLN	17,500	(159)	(35)	(194)	0	(11)
Pay	28-Day MXN-TIIE	6.510	Lunar	06/17/2026	MXN	45,000	0	(46)	(46)	2	0
Pay	28-Day MXN-TIIE	6.810	Lunar	09/18/2026		62,600	0	(33)	(33)	3	0

							$361	$2,038	$2,399	$379	$(171)

Total Swap Agreements							$457	$2,037	$2,494	$379	$(173)

Cash of $19,476 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin liability of $(18) for closed swap agreements is outstanding at period end.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		10/2021		CNY	18,744		$2,893		$0		$(11)
		10/2021		PEN	8,993		2,175		0		0
		10/2021			$2,645		DKK	16,812	0		(27)
		10/2021			349		ILS	1,119	0		(2)
		10/2021			2,183		PEN	8,993	0		(7)
		11/2021		CAD	860		$680		1		0
		11/2021		RUB	2,127		28		0		(1)
		11/2021		TWD	18,664		675		3		0
		11/2021			$240		EUR	203	0		(5)
		11/2021			3		PLN	12	0		0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2021 (Unaudited)

	12/2021	KRW	437,408		$374	5	0
	12/2021	RUB	3,166		42	0	0
	12/2021		$1,950	HKD	15,160	0	(2)
	12/2021		80	INR	5,921	0	(1)
	12/2021		2,552	RUB	189,158	21	0
	01/2022	CZK	493		$23	0	0
	01/2022	PEN	8,993		2,172	7	0
	04/2022	DKK	16,749		2,646	27	0
BPS	10/2021	BRL	16,489		3,031	4	0
	10/2021	COP	35,489,391		9,219	0	(95)
	10/2021		$2,009	AUD	2,737	0	(30)
	10/2021		3,120	BRL	16,489	0	(93)
	11/2021	BRL	16,489		$3,106	92	0
	11/2021		$8,479	CAD	10,611	0	(102)
	11/2021		192	HUF	57,593	0	(6)
	11/2021		5,993	MXN	120,984	0	(162)
	12/2021		124	HKD	963	0	0
	12/2021	ZAR	17,784		$1,240	70	0
	01/2022	PEN	1,440		350	3	0
BRC	10/2021		$1,112	SEK	9,600	0	(15)
	11/2021	HUF	134,114		$442	11	0
	11/2021	JPY	224,600		2,054	35	0
	11/2021	RUB	657		9	0	0
	11/2021		$15,779	JPY	1,738,947	0	(149)
	11/2021		1,098	SEK	9,600	0	(1)
	12/2021	THB	2,280		$70	2	0
CBK	10/2021	GBP	1,460		2,009	42	0
	10/2021	PEN	8,993		2,336	161	0
	10/2021	TRY	136		16	1	0
	10/2021		$3,939	AUD	5,425	0	(17)
	10/2021		196	COP	750,000	1	0
	10/2021		1,215	DKK	7,722	0	(12)
	10/2021		2,329	PEN	9,584	0	(11)
	11/2021	EUR	2,521		$2,962	39	0
	11/2021	HUF	274,427		906	23	0
	11/2021	PEN	9,534		2,335	32	0
	11/2021	RUB	37,842		511	0	(5)
	11/2021		$963	EUR	820	0	(12)
	11/2021		309	HUF	90,730	0	(17)
	11/2021		464	JPY	51,100	0	(5)
	12/2021	RUB	2,087		$28	0	0
	12/2021	ZAR	21,052		1,453	69	0
	01/2022	PEN	1,200		291	2	0
	02/2022		26,913		6,592	128	0
	03/2022		$8,088	PEN	29,791	0	(952)
	04/2022	DKK	7,693		$1,215	12	0
	06/2022	ILS	3,491		1,078	0	(9)
	08/2022		2,216		683	0	(7)
DUB	01/2022		$157	PEN	650	0	(1)
GLM	10/2021	RUB	13,130		$174	0	(6)
	10/2021	TRY	1,119		133	7	0
	10/2021		$2,643	MXN	54,314	0	(20)
	11/2021	MXN	44,202		$2,176	46	0
	11/2021	RUB	691		9	0	0
	11/2021	TWD	9,897		359	2	0
	12/2021	RUB	5,080		68	0	(1)
	12/2021	ZAR	16,201		1,120	55	0
HUS	10/2021	RUB	3,414		45	0	(1)
	10/2021		$241	NZD	340	0	(6)
	11/2021	CHF	928		$1,009	12	0
	11/2021	COP	4,513,253		1,176	0	(6)
	11/2021	RUB	116		2	0	0
	11/2021		$1,224	EUR	1,042	0	(16)
	12/2021	ZAR	21,224		$1,466	71	0
	04/2022		$491	DKK	3,145	0	0
IND	10/2021		152	GBP	110	0	(3)
JPM	10/2021	CZK	1,337		$63	1	0
	10/2021	DKK	20,363		3,274	103	0
	10/2021	MXN	1,637		81	2	0
	10/2021		$88	ILS	283	0	(1)
	11/2021		3,796	CHF	3,492	0	(45)
	12/2021	SGD	294		$219	2	0
	12/2021	THB	1,940		59	2	0
MYI	10/2021	BRL	16,489		3,049	21	0
	10/2021	CNY	16,345		2,524	0	(8)
	10/2021	DKK	24,140		3,884	123	0
	10/2021	NZD	340		236	1	0
	10/2021		$3,031	BRL	16,489	0	(4)
	10/2021		7,895	DKK	50,209	0	(74)
	11/2021	TWD	5,182		$188	2	0
	11/2021		$151	HUF	44,756	0	(7)
	11/2021		607	JPY	66,800	0	(7)
	11/2021		236	NZD	340	0	(1)
	12/2021	JPY	3,112,000		$28,362	380	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2021 (Unaudited)

04/2022	DKK	50,020	7,895	75	0
SCX	10/2021	RUB	50,166	667	0	(21)
11/2021	$395	EUR	338	0	(4)
12/2021	CNY	20,638	$3,171	0	(11)
12/2021	INR	26,910	358	0	(1)
12/2021	KRW	204,406	175	3	0
12/2021	$60	INR	4,413	0	(1)
12/2021	524	SGD	694	0	(13)
12/2021	ZAR	20,219	$1,412	82	0
SOG	10/2021	DKK	28,731	4,622	147	0
11/2021	$163	HUF	47,779	0	(9)
TOR	10/2021	AUD	5,320	$3,855	9	0
11/2021	$3,855	AUD	5,320	0	(9)
11/2021	830	JPY	91,100	0	(11)
12/2021	MXN	127,494	$6,324	201	0
UAG	10/2021	RUB	10,331	137	0	(4)
11/2021	AUD	651	468	0	(3)
11/2021	RUB	2,253	30	0	(1)
11/2021	$21,980	EUR	18,694	0	(308)
12/2021	ZAR	26,923	$1,858	87	0

Total Forward Foreign Currency Contracts	$2,225	$(2,359)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC USD versus MXN	MXN	19.700	06/14/2022	7,400	$129	$50
Put - OTC USD versus RUB	RUB	71.000	12/03/2021	7,400	95	27
MYI	Put - OTC USD versus BRL	BRL	5.000	12/03/2021	7,400	353	14

Total Purchased Options	$577	$91

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus INR	INR	81.000	04/27/2022	800	$(13)	$(3)
Put - OTC USD versus MXN	MXN	18.200	06/14/2022	7,400	(28)	(7)
Put - OTC USD versus RUB	RUB	68.250	12/03/2021	7,400	(93)	(3)
Call - OTC USD versus RUB	85.000	12/03/2021	7,400	(232)	(4)
MYI	Put - OTC USD versus BRL	BRL	4.300	12/03/2021	7,400	(63)	0
Call - OTC USD versus BRL	5.750	12/03/2021	7,400	(308)	(96)
UAG	Call - OTC USD versus INR	INR	81.000	05/02/2022	1,392	(21)	(5)

$(758)	$(118)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	5,600	$(255)	$(10)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	1,100	(8)	0

$(263)	$(10)

Total Written Options	$(1,021)	$(128)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$2,200	$(65)	$85	$20	$0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,092	(684)	788	104	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	9,600	(317)	405	88	0
SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	1,600	(4)	13	9	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,800	(110)	145	35	0

$(1,180)	$1,436	$256	$0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2021 (Unaudited)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3-Month MYR-KLIBOR	2.750%	Quarterly	09/15/2026	MYR	21,000	$15	$(12)	$3	$0
CBK	Pay	3-Month KRW-KORIBOR	1.430	Quarterly	07/01/2029	KRW	100	0	0	0	0
GLM	Pay	3-Month MYR-KLIBOR	2.053	Quarterly	12/16/2025	MYR	5,100	0	(29)	0	(29)
Pay	3-Month MYR-KLIBOR	2.750	Quarterly	09/15/2026	36,400	35	(30)	5	0
JPM	Pay	3-Month ILS-TELBOR	0.308	Annual	01/19/2026	ILS	900	0	(4)	0	(4)
MYC	Pay	6-Month THB-THBFIX	0.715	Semi-Annual	12/16/2025	THB	5,100	0	(1)	0	(1)
Pay	6-Month THB-THBFIX	0.768	Semi-Annual	12/16/2025	221,600	0	(36)	0	(36)
Pay	6-Month THB-THBFIX	1.000	Semi-Annual	09/15/2026	154,100	19	(34)	0	(15)
SCX	Pay	3-Month MYR-KLIBOR	2.440	Quarterly	03/17/2026	MYR	25,200	0	(60)	0	(60)
Pay	6-Month THB-THBFIX	0.795	Semi-Annual	03/17/2026	THB	24,500	0	(6)	0	(6)

$69	$(212)	$8	$(151)

TOTAL RETURN SWAPS ON COMMODITY, EQUITY AND INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.124% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/21/2022	$100	$0	$(2)	$0	$(2)
BRC	Receive	BCPMREHO Index	110,189	0.470% (3-Month U.S. Treasury Bill rate plus a specified spread)	Quarterly	03/15/2022	10,210	0	191	191	0
FBF	Pay	Swiss Market Index	10	1-Month USD-LIBOR plus a specified spread	Maturity	12/17/2021	CHF	121	0	5	5	0
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	0.124% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2021	$100	0	(1)	0	(1)
Receive	CMDSKEWLS Index	9,452	0.250%	Monthly	02/15/2022	1,745	0	(33)	0	(33)
JPM	Receive	JMABFNJ2 Index	20,914	0.000%	Monthly	12/31/2021	2,023	0	0	0	0
MYI	Receive	DWRTFT Index	37	0.424% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/05/2022	489	0	(19)	0	(19)

$0	$141	$196	$(55)

VOLATILITY SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Pay	USD versus CNH 1-Year ATM Realized Volatility	6.425%	Maturity	11/05/2021	$57	$0	$145	$145	$0
JPM	Pay	USD versus CNH 1-Year ATM Realized Volatility	6.350	Maturity	11/24/2021	57	0	147	147	0

$0	$292	$292	$0

Total Swap Agreements	$(1,111)	$1,657	$752	$(206)

(o)

Securities with an aggregate market value of $954 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2021 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$512	$1,436	$1,948
Corporate Bonds & Notes
Banking & Finance	0	32,290	0	32,290
Industrials	0	24,551	0	24,551
Utilities	0	2,827	0	2,827
Convertible Bonds & Notes
Banking & Finance	0	0	231	231
Industrials	0	1,109	0	1,109
U.S. Government Agencies	0	848	0	848
U.S. Treasury Obligations	0	10,782	0	10,782
Non-Agency Mortgage-Backed Securities	0	7,801	0	7,801
Asset-Backed Securities	0	24,496	0	24,496
Sovereign Issues	0	42,902	0	42,902
Common Stocks
Consumer Discretionary	11,228	0	0	11,228
Industrials	8,447	0	0	8,447
Information Technology	8,738	0	0	8,738
Materials	5,399	0	0	5,399
Preferred Securities
Banking & Finance	0	480	0	480
Short-Term Instruments
Repurchase Agreements	0	15,066	0	15,066
Argentina Treasury Bills	0	8	0	8
Israel Treasury Bills	0	1,085	0	1,085
Japan Treasury Bills	0	27,969	0	27,969
U.S. Treasury Bills	0	31,856	0	31,856

	$33,812	$224,582	$1,667	$260,061
Investments in Affiliates, at Value
Mutual Funds	98,451	0	0	98,451
Short-Term Instruments
Central Funds Used for Cash Management Purposes	54,815	0	0	54,815

	$153,266	$0	$0	$153,266

Total Investments	$187,078	$224,582	$1,667	$413,327

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(9,887)	0	(9,887)
U.S. Treasury Obligations	0	(10,023)	0	(10,023)

	$0	$(19,910)	$0	$(19,910)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	865	484	0	1,349
Over the counter	0	3,068	0	3,068

	$865	$3,552	$0	$4,417
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,659)	(206)	0	(2,865)
Over the counter	0	(2,693)	0	(2,693)

	$(2,659)	$(2,899)	$0	$(5,558)

Total Financial Derivative Instruments	$(1,794)	$653	$0	$(1,141)

Totals	$185,284	$205,325	$1,667	$392,276

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on November 21, 2008, as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary on January 14, 2009, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 7.4% of the Portfolio’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker

Notes to Financial Statements (Cont.)

Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund or Acquired Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolio may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options.

The Portfolio may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated the Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to the Portfolio is treated as qualifying dividends; and (iii) that income inclusion by the Portfolio of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its prospectus.

Notes to Financial Statements (Cont.)

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as ordinary income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

4. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances in Acquired Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Investment Grade Credit Bond Fund	$84,544	$1,887	$(36,581)	$1,739	$(4,259)	$47,330	$1,909	$0
PIMCO Mortgage Opportunities and Bond Fund	95,515	2,108	(46,014)	(256)	(232)	51,121	2,136	0
PIMCO Short Asset Portfolio	29,127	30,372	(10,600)	(22)	(59)	48,818	346	0
PIMCO Short-Term Floating NAV Portfolio III	118,150	212,080	(324,226)	253	(260)	5,997	81	0
Totals	$327,336	$246,447	$(417,421)	$1,714	$(4,810)	$153,266	$4,472	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GRE	NatWest Markets Securities Inc.	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris
DUB	Deutsche Bank AG	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
FBF	Credit Suisse International	JPS	J.P. Morgan Securities LLC	TOR	The Toronto-Dominion Bank
FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
GLM	Goldman Sachs Bank USA

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
AUD	Australian Dollar	GBP	British Pound	PLN	Polish Zloty
BRL	Brazilian Real	HKD	Hong Kong Dollar	RUB	Russian Ruble
CAD	Canadian Dollar	HUF	Hungarian Forint	SEK	Swedish Krona
CHF	Swiss Franc	ILS	Israeli Shekel	SGD	Singapore Dollar
CLP	Chilean Peso	INR	Indian Rupee	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TRY	Turkish New Lira
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TWD	Taiwanese Dollar
COP	Colombian Peso	MXN	Mexican Peso	USD (or $)	United States Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	ZAR	South African Rand
DKK	Danish Krone	NZD	New Zealand Dollar

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	LIBOR03M	3 Month USD-LIBOR
BCPMREHO	Barclays Hotel REITs Index	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	OMX	Stockholm 30 Index
BRENT	Brent Crude	DAX	Deutscher Aktien Index 30	S&P 500	Standard & Poor's 500 Index
CAC	Cotation Assistée en Continu	DWRTFT	Dow Jones Wilshire REIT Total Return Index	SIBCSORA	Singapore Overnight Rate Average
CDX.HY	Credit Derivatives Index - High Yield	FTSE/MIB	Borsa Italiana's 40 Most Liquid/Capitalized Italian Shares Equity Index	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	IBEX 35	Spanish Continuous Exchange Index	SPI 200	Australian Equity Futures Index
CMBX	Commercial Mortgage-Backed Index	IBR	Indicador Bancario de Referencia	TOPIX	Tokyo Price Index
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMABFNJ	J.P. Morgan Custom Commodity Index	US0003M	ICE 3-Month USD LIBOR
CNREPOFIX	China Fixing Repo Rates 7-Day

Other Abbreviations:
ABS	Asset-Backed Security	KORIBOR	Korea Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
ATM	At-the-money	LIBOR	London Interbank Offered Rate	SP - ADR	Sponsored American Depositary Receipt
BBR	Bank Bill Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
CHILIBOR	Chile Interbank Offered Rate	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TELBOR	Tel Aviv Inter-Bank Offered Rate
DAC	Designated Activity Company	oz.	Ounce	THBFIX	Thai Baht Floating-Rate Fix
EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate

Schedule of Investments PIMCO High Yield Portfolio	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.3%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$1,500	$1,553
CommScope, Inc. 3.334% (LIBOR03M + 3.250%) due 04/06/2026 ~		980	976
Da Vinci Purchaser Corp. 5.000% (LIBOR03M + 4.000%) due 01/08/2027 ~		990	995
Diamond Sports Group LLC 3.340% (LIBOR03M + 3.250%) due 08/24/2026 ~		980	615
Emerald TopCo, Inc. 3.584% (LIBOR03M + 3.500%) due 07/24/2026 ~		737	733
Envision Healthcare Corp. 3.834% (LIBOR03M + 3.750%) due 10/10/2025 ~		1,950	1,740
Getty Images, Inc. 4.625% (LIBOR03M + 4.500%) due 02/19/2026 ~		1,688	1,690
RegionalCare Hospital Partners Holdings, Inc. 3.835% (LIBOR03M + 3.750%) due 11/16/2025 ~		865	865
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 «~		4,000	3,985
Starfruit Finco B.V 2.832% (LIBOR03M + 2.750%) due 10/01/2025 ~		823	819
U.S. Renal Care, Inc. 5.084% (LIBOR03M + 5.000%) due 06/26/2026 ~		2,450	2,449
Victoria's Secret & Co. 3.750% (LIBOR03M + 3.250%) due 06/30/2028 ~		900	899

Total Loan Participations and Assignments (Cost $17,789)			17,319

CORPORATE BONDS & NOTES 92.5%
BANKING & FINANCE 10.6%
Acrisure LLC 4.250% due 02/15/2029		875	866
Allied Universal Holdco LLC
3.625% due 06/01/2028	EUR	400	456
4.625% due 06/01/2028		$200	200
6.625% due 07/15/2026		1,500	1,588
Ally Financial, Inc. 8.000% due 11/01/2031		1,401	2,014
Coinbase Global, Inc. 3.625% due 10/01/2031		325	309
Credit Acceptance Corp. 5.125% due 12/31/2024		1,000	1,031
CTR Partnership LP 3.875% due 06/30/2028		600	623
Curo Group Holdings Corp. 7.500% due 08/01/2028		1,500	1,517
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		750	750
3.096% due 05/04/2023		3,000	3,052
3.375% due 11/13/2025		1,000	1,029
4.000% due 11/13/2030		1,000	1,041
4.063% due 11/01/2024		1,000	1,053
4.125% due 08/17/2027		1,000	1,062
4.134% due 08/04/2025		1,000	1,059
4.140% due 02/15/2023		1,500	1,540
4.250% due 09/20/2022		1,000	1,024
4.375% due 08/06/2023		1,000	1,043
4.542% due 08/01/2026		500	540
5.113% due 05/03/2029		750	839
5.125% due 06/16/2025		750	816
5.584% due 03/18/2024		1,500	1,614
5.596% due 01/07/2022		1,500	1,520
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		1,600	1,613
6.500% due 10/01/2025		1,500	1,546
Freedom Mortgage Corp. 6.625% due 01/15/2027		1,100	1,071
Greystar Real Estate Partners LLC 5.750% due 12/01/2025		1,000	1,017
HAT Holdings LLC
3.375% due 06/15/2026		1,200	1,219
3.750% due 09/15/2030		1,000	1,012

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2021 (Unaudited)

Howard Hughes Corp. 5.375% due 08/01/2028	750	791
Intesa Sanpaolo SpA
5.017% due 06/26/2024	1,000	1,080
5.710% due 01/15/2026	1,000	1,122
7.700% due 09/17/2025 •(c)(d)	1,000	1,132
iStar, Inc. 4.250% due 08/01/2025	1,000	1,040
Jefferies Finance LLC 5.000% due 08/15/2028	700	711
Ladder Capital Finance Holdings LLLP 4.750% due 06/15/2029	450	447
LFS Topco LLC 5.875% due 10/15/2026	1,000	1,031
Lloyds Banking Group PLC 7.500% due 06/27/2024 •(c)(d)	4,000	4,480
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026	1,000	1,089
5.625% due 05/01/2024	1,000	1,089
5.750% due 02/01/2027	750	863
Midcap Financial Issuer Trust 6.500% due 05/01/2028	1,025	1,072
MPT Operating Partnership LP 3.500% due 03/15/2031	1,000	1,021
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030	1,000	1,003
5.500% due 08/15/2028	1,000	1,031
Navient Corp.
6.125% due 03/25/2024	500	536
6.500% due 06/15/2022	1,000	1,034
NCL Finance Ltd. 6.125% due 03/15/2028	250	260
OneMain Finance Corp.
5.375% due 11/15/2029	1,000	1,085
5.625% due 03/15/2023	1,000	1,054
6.125% due 03/15/2024	1,000	1,070
6.625% due 01/15/2028	750	863
6.875% due 03/15/2025	1,000	1,125
7.125% due 03/15/2026	1,000	1,160
8.875% due 06/01/2025	500	543
Park Intermediate Holdings LLC
4.875% due 05/15/2029	1,325	1,365
7.500% due 06/01/2025	1,000	1,065
Paysafe Finance PLC 4.000% due 06/15/2029	1,500	1,438
PennyMac Financial Services, Inc. 4.250% due 02/15/2029	1,500	1,430
PRA Group, Inc. 5.000% due 10/01/2029	1,000	1,003
Quicken Loans LLC
3.875% due 03/01/2031	750	758
5.250% due 01/15/2028	1,000	1,079
RHP Hotel Properties LP
4.500% due 02/15/2029	750	753
4.750% due 10/15/2027	1,000	1,036
RLJ Lodging Trust LP
3.750% due 07/01/2026	1,000	1,006
4.000% due 09/15/2029	700	700
Rocket Mortgage LLC 4.000% due 10/15/2033 (a)	1,650	1,640
SBA Communications Corp. 3.125% due 02/01/2029	2,000	1,935
United Wholesale Mortgage LLC 5.500% due 11/15/2025	750	757
VICI Properties LP
4.125% due 08/15/2030	500	531
4.625% due 12/01/2029	500	538

		78,830

INDUSTRIALS 74.8%
Academy Ltd. 6.000% due 11/15/2027	750	811
AdaptHealth LLC
4.625% due 08/01/2029	250	250
5.125% due 03/01/2030	825	827
6.125% due 08/01/2028	500	532
Adient Global Holdings Ltd. 4.875% due 08/15/2026 (f)	2,000	2,050
ADT Security Corp.
4.125% due 06/15/2023	1,000	1,048
4.875% due 07/15/2032	1,000	1,010
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028	1,000	1,044
Air Canada 3.875% due 08/15/2026	1,300	1,313

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2021 (Unaudited)

Albertsons Cos., Inc.
3.250% due 03/15/2026	250	254
3.500% due 03/15/2029	1,000	999
4.625% due 01/15/2027	250	263
4.875% due 02/15/2030	1,000	1,079
7.500% due 03/15/2026	1,500	1,622
Altice Financing S.A.
5.000% due 01/15/2028	1,000	966
5.750% due 08/15/2029	1,500	1,455
Altice France Holding S.A. 6.000% due 02/15/2028	1,000	962
Altice France S.A.
5.125% due 01/15/2029	500	491
5.125% due 07/15/2029	1,000	982
5.500% due 01/15/2028	2,000	2,037
5.500% due 10/15/2029 (a)	500	496
7.375% due 05/01/2026	360	374
8.125% due 02/01/2027	3,400	3,663
AMC Networks, Inc.
4.250% due 02/15/2029	1,000	996
4.750% due 08/01/2025	500	513
5.000% due 04/01/2024	400	406
American Airlines, Inc.
5.500% due 04/20/2026	3,575	3,763
5.750% due 04/20/2029	1,000	1,079
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	1,000	998
4.000% due 01/15/2028	2,000	2,045
Amsted Industries, Inc.
4.625% due 05/15/2030	1,000	1,031
5.625% due 07/01/2027	500	523
ANGI Group LLC 3.875% due 08/15/2028	625	623
Antero Resources Corp. 5.375% due 03/01/2030	300	316
Apache Corp.
4.375% due 10/15/2028	500	541
4.625% due 11/15/2025	500	538
4.875% due 11/15/2027	1,500	1,638
APi Group DE, Inc. 4.125% due 07/15/2029	800	785
Aramark Services, Inc. 5.000% due 02/01/2028 (f)	1,000	1,029
Arches Buyer, Inc. 4.250% due 06/01/2028	1,000	1,015
Ardagh Metal Packaging Finance USA LLC
3.250% due 09/01/2028	500	499
4.000% due 09/01/2029	625	633
Ardagh Packaging Finance PLC
4.125% due 08/15/2026	750	779
5.250% due 08/15/2027	2,000	2,038
Ascend Learning LLC 6.875% due 08/01/2025	1,500	1,535
Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029	1,000	1,023
7.000% due 11/01/2026	1,000	1,035
Audacy Capital Corp.
6.500% due 05/01/2027	250	256
6.750% due 03/31/2029	500	505
Avantor Funding, Inc. 4.625% due 07/15/2028	1,750	1,844
Avient Corp. 5.750% due 05/15/2025	750	791
Axalta Coating Systems LLC
3.375% due 02/15/2029	750	730
4.750% due 06/15/2027	1,250	1,305
B.C. Unlimited Liability Co.
3.500% due 02/15/2029	1,000	991
3.875% due 01/15/2028	1,275	1,289
4.000% due 10/15/2030	2,000	1,982
Ball Corp. 5.250% due 07/01/2025	1,500	1,676
Bath & Body Works, Inc.
6.625% due 10/01/2030	625	710
6.875% due 11/01/2035	2,000	2,512
Bausch Health Americas, Inc.
8.500% due 01/31/2027	1,000	1,066
9.250% due 04/01/2026	1,000	1,069
Bausch Health Cos., Inc.
5.000% due 01/30/2028	1,000	950
5.250% due 01/30/2030	1,000	934
5.250% due 02/15/2031	750	691
5.500% due 11/01/2025	2,000	2,032
5.750% due 08/15/2027	1,000	1,049
7.000% due 01/15/2028	1,000	1,026
7.250% due 05/30/2029	1,000	1,026

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2021 (Unaudited)

9.000% due 12/15/2025	1,000	1,057
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027	875	872
Berry Global, Inc. 4.500% due 02/15/2026	594	606
Black Knight InfoServ LLC 3.625% due 09/01/2028	500	503
Bombardier, Inc.
7.125% due 06/15/2026	1,250	1,314
7.500% due 03/15/2025	750	767
7.875% due 04/15/2027	1,000	1,038
Boxer Parent Co., Inc. 7.125% due 10/02/2025	1,000	1,069
Boyd Gaming Corp.
4.750% due 12/01/2027	1,000	1,032
4.750% due 06/15/2031	400	413
Boyne USA, Inc. 4.750% due 05/15/2029	500	517
British Airways Pass-Through Trust 2.900% due 09/15/2036	1,000	1,009
Buckeye Partners LP
4.125% due 03/01/2025	875	908
4.500% due 03/01/2028	625	635
Builders FirstSource, Inc. 5.000% due 03/01/2030	1,250	1,334
Cable One, Inc. 4.000% due 11/15/2030	625	623
Cablevision Lightpath LLC
3.875% due 09/15/2027	750	737
5.625% due 09/15/2028	250	251
Caesars Entertainment, Inc.
4.625% due 10/15/2029	1,400	1,419
6.250% due 07/01/2025	875	922
Caesars Resort Collection LLC
5.250% due 10/15/2025	1,750	1,776
5.750% due 07/01/2025	800	844
Camelot Finance S.A. 4.500% due 11/01/2026	1,000	1,040
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028	1,000	1,035
Carnival Corp.
4.000% due 08/01/2028	1,400	1,416
5.750% due 03/01/2027	1,500	1,552
7.625% due 03/01/2026	1,250	1,336
10.500% due 02/01/2026	600	697
11.500% due 04/01/2023	1,000	1,117
Cascades, Inc.
5.125% due 01/15/2026	500	532
5.375% due 01/15/2028	1,000	1,053
Catalent Pharma Solutions, Inc.
3.125% due 02/15/2029	1,250	1,229
5.000% due 07/15/2027	1,000	1,040
CCO Holdings LLC
4.250% due 02/01/2031	2,000	2,037
4.500% due 08/15/2030	2,000	2,066
4.500% due 05/01/2032	1,250	1,289
4.500% due 06/01/2033	2,000	2,038
4.750% due 03/01/2030	1,000	1,047
5.000% due 02/01/2028	1,000	1,045
5.125% due 05/01/2027	1,000	1,043
5.375% due 06/01/2029	1,500	1,622
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025	500	530
Cedar Fair LP 5.250% due 07/15/2029	1,250	1,284
Centene Corp.
2.500% due 03/01/2031	1,000	988
4.625% due 12/15/2029	1,500	1,637
Centennial Resource Production LLC 5.375% due 01/15/2026	2,000	1,966
CF Industries, Inc. 5.150% due 03/15/2034	2,000	2,453
Charles River Laboratories International, Inc.
3.750% due 03/15/2029	1,000	1,023
4.000% due 03/15/2031	1,000	1,049
Cheniere Energy Partners LP
4.000% due 03/01/2031	1,500	1,573
4.500% due 10/01/2029	1,000	1,064
Cheniere Energy, Inc. 4.625% due 10/15/2028	1,375	1,451
Cheplapharm Arzneimittel GmbH 5.500% due 01/15/2028	1,000	1,037
Chesapeake Energy Corp.
5.500% due 02/01/2026	175	183
5.875% due 02/01/2029	175	187

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2021 (Unaudited)

Churchill Downs, Inc.
4.750% due 01/15/2028	2,000	2,095
5.500% due 04/01/2027	750	779
Clarios Global LP
6.250% due 05/15/2026	900	947
8.500% due 05/15/2027	1,000	1,065
Clarivate Science Holdings Corp.
3.875% due 07/01/2028	1,300	1,302
4.875% due 07/01/2029	900	903
Clean Harbors, Inc.
4.875% due 07/15/2027	750	779
5.125% due 07/15/2029	375	412
CNX Midstream Partners LP
4.750% due 04/15/2030	700	712
6.500% due 03/15/2026	1,000	1,051
Colfax Corp. 6.375% due 02/15/2026	375	395
Colgate Energy Partners LLC 5.875% due 07/01/2029	1,100	1,110
CommScope Technologies LLC
5.000% due 03/15/2027	1,000	953
6.000% due 06/15/2025	1,084	1,099
CommScope, Inc.
6.000% due 03/01/2026	250	260
7.125% due 07/01/2028	1,000	1,022
8.250% due 03/01/2027	750	786
Community Health Systems, Inc.
4.750% due 02/15/2031	1,000	1,008
5.625% due 03/15/2027	1,250	1,310
6.000% due 01/15/2029	250	265
6.625% due 02/15/2025	1,000	1,047
6.875% due 04/15/2029	750	753
8.000% due 03/15/2026	875	929
Comstock Resources, Inc.
5.875% due 01/15/2030	325	338
6.750% due 03/01/2029	1,000	1,081
7.500% due 05/15/2025	514	535
Connect Finco SARL 6.750% due 10/01/2026	1,250	1,309
Consolidated Communications, Inc. 5.000% due 10/01/2028	250	258
Continental Resources, Inc.
3.800% due 06/01/2024	500	526
4.375% due 01/15/2028	1,250	1,384
4.500% due 04/15/2023	201	209
4.900% due 06/01/2044	500	561
Cooper-Standard Automotive, Inc. 5.625% due 11/15/2026	750	613
CoreLogic, Inc. 4.500% due 05/01/2028	1,250	1,244
Coty, Inc.
5.000% due 04/15/2026	750	767
6.500% due 04/15/2026	1,500	1,539
Covanta Holding Corp.
5.000% due 09/01/2030	500	506
6.000% due 01/01/2027	500	519
Crocs, Inc. 4.250% due 03/15/2029	750	773
Crown Americas LLC
4.250% due 09/30/2026	1,000	1,074
4.500% due 01/15/2023	1,000	1,050
4.750% due 02/01/2026	1,000	1,032
CSC Holdings LLC
3.375% due 02/15/2031	1,000	931
4.625% due 12/01/2030	500	475
5.250% due 06/01/2024	1,000	1,072
5.375% due 02/01/2028	500	523
5.500% due 04/15/2027	1,000	1,042
5.750% due 01/15/2030	2,800	2,851
5.875% due 09/15/2022	1,000	1,036
6.500% due 02/01/2029	1,000	1,084
DaVita, Inc.
3.750% due 02/15/2031	1,750	1,706
4.625% due 06/01/2030	1,500	1,545
DCP Midstream Operating LP
5.125% due 05/15/2029	1,000	1,127
5.375% due 07/15/2025	1,500	1,659
Delta Air Lines, Inc. 7.375% due 01/15/2026	400	471
Deluxe Corp. 8.000% due 06/01/2029	775	811
Diamond Sports Group LLC
5.375% due 08/15/2026	2,000	1,322
6.625% due 08/15/2027	1,000	439
DIRECTV Holdings LLC 5.875% due 08/15/2027	2,100	2,194

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2021 (Unaudited)

DISH DBS Corp.
5.000% due 03/15/2023	500	519
5.875% due 07/15/2022	1,500	1,548
5.875% due 11/15/2024	2,000	2,153
DKT Finance ApS 9.375% due 06/17/2023	1,000	1,020
DT Midstream, Inc.
4.125% due 06/15/2029	1,700	1,726
4.375% due 06/15/2031	1,700	1,753
Dun & Bradstreet Corp. 6.875% due 08/15/2026	1,199	1,259
Edgewell Personal Care Co.
4.125% due 04/01/2029	1,000	1,000
5.500% due 06/01/2028	750	793
Element Solutions, Inc. 3.875% due 09/01/2028	1,000	1,011
Endo Dac 9.500% due 07/31/2027 (f)	656	658
Endo Luxembourg Finance Co. SARL 6.125% due 04/01/2029	500	501
Energizer Holdings, Inc.
4.375% due 03/31/2029	1,000	994
4.750% due 06/15/2028	500	509
EnLink Midstream Partners LP
4.150% due 06/01/2025	1,500	1,549
5.450% due 06/01/2047	750	725
EQM Midstream Partners LP
4.125% due 12/01/2026	1,000	1,029
4.500% due 01/15/2029	500	519
4.750% due 01/15/2031	1,000	1,041
6.000% due 07/01/2025	250	274
6.500% due 07/01/2027	500	563
6.500% due 07/15/2048	500	570
EQT Corp. 6.625% due 02/01/2025	500	573
Flex Acquisition Co., Inc.
6.875% due 01/15/2025	1,750	1,774
7.875% due 07/15/2026	1,000	1,046
Freeport-McMoRan, Inc.
4.125% due 03/01/2028	1,000	1,038
5.000% due 09/01/2027	875	913
5.250% due 09/01/2029	750	816
5.400% due 11/14/2034	2,500	3,006
Frontier Communications Holdings LLC
5.000% due 05/01/2028	500	526
5.875% due 10/15/2027	625	665
6.750% due 05/01/2029	750	791
Gap, Inc. 3.875% due 10/01/2031	1,900	1,902
Garda World Security Corp. 4.625% due 02/15/2027	1,500	1,502
GCP Applied Technologies, Inc. 5.500% due 04/15/2026	2,000	2,049
GFL Environmental, Inc. 3.500% due 09/01/2028	1,500	1,511
Global Medical Response, Inc. 6.500% due 10/01/2025	1,500	1,552
Go Daddy Operating Co. LLC 3.500% due 03/01/2029	2,000	1,985
goeasy Ltd. 5.375% due 12/01/2024	1,000	1,031
Graphic Packaging International LLC
3.500% due 03/15/2028	750	763
4.125% due 08/15/2024	500	533
Great Lakes Dredge & Dock Corp. 5.250% due 06/01/2029	350	363
Griffon Corp. 5.750% due 03/01/2028	1,250	1,314
Grifols Escrow Issuer S.A. 4.750% due 10/15/2028 (a)	700	716
H-Food Holdings LLC 8.500% due 06/01/2026	2,000	2,076
Hanesbrands, Inc.
4.625% due 05/15/2024	1,000	1,056
4.875% due 05/15/2026	1,500	1,626
Harsco Corp. 5.750% due 07/31/2027	1,000	1,038
Harvest Midstream LP 7.500% due 09/01/2028	750	800
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026	875	917
HCA, Inc.
3.500% due 09/01/2030	2,000	2,121
5.375% due 02/01/2025	1,500	1,678
HealthEquity, Inc. 4.500% due 10/01/2029 (a)	925	940

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2021 (Unaudited)

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	1,500	1,479
3.750% due 05/01/2029	625	632
4.000% due 05/01/2031	625	635
4.875% due 01/15/2030	1,000	1,074
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031	750	754
5.000% due 06/01/2029	850	868
Hilton Worldwide Finance LLC 4.875% due 04/01/2027	750	776
Howmet Aerospace, Inc.
5.125% due 10/01/2024	1,000	1,104
5.950% due 02/01/2037	1,000	1,247
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)	500	522
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)	500	547
Imola Merger Corp. 4.750% due 05/15/2029	1,000	1,036
Indigo Merger Sub, Inc. 2.875% due 07/15/2026	1,200	1,213
INEOS Quattro Finance 2 PLC 3.375% due 01/15/2026	875	885
Ingevity Corp. 3.875% due 11/01/2028	1,500	1,498
International Game Technology PLC
5.250% due 01/15/2029	750	803
6.250% due 01/15/2027	500	566
6.500% due 02/15/2025	1,500	1,676
IQVIA, Inc.
5.000% due 10/15/2026	2,000	2,052
5.000% due 05/15/2027	1,000	1,040
Jaguar Holding Co.
4.625% due 06/15/2025	1,000	1,040
5.000% due 06/15/2028	750	808
Jazz Securities DAC 4.375% due 01/15/2029	625	648
JELD-WEN, Inc.
4.625% due 12/15/2025	1,000	1,017
4.875% due 12/15/2027	1,750	1,826
Kaiser Aluminum Corp.
4.500% due 06/01/2031	300	308
4.625% due 03/01/2028	1,000	1,034
KB Home 4.000% due 06/15/2031	600	617
KFC Holding Co. 4.750% due 06/01/2027	750	784
Kraft Heinz Foods Co.
4.250% due 03/01/2031	1,000	1,131
4.375% due 06/01/2046	1,000	1,140
4.875% due 10/01/2049	750	915
5.000% due 07/15/2035	500	615
5.000% due 06/04/2042	3,000	3,685
5.200% due 07/15/2045	3,000	3,764
5.500% due 06/01/2050	750	991
LABL, Inc. 6.750% due 07/15/2026	2,000	2,102
Lamar Media Corp.
3.625% due 01/15/2031	500	501
3.750% due 02/15/2028	1,000	1,030
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024	1,000	1,018
4.875% due 11/01/2026	1,000	1,026
Legacy LifePoint Health LLC 4.375% due 02/15/2027	500	499
Level 3 Financing, Inc. 3.750% due 07/15/2029	875	847
Levi Strauss & Co. 3.500% due 03/01/2031	1,000	1,011
Live Nation Entertainment, Inc.
4.875% due 11/01/2024	500	506
6.500% due 05/15/2027	875	964
LogMeIn, Inc. 5.500% due 09/01/2027	750	764
Madison IAQ LLC 5.875% due 06/30/2029	1,500	1,513
Magnolia Oil & Gas Operating LLC 6.000% due 08/01/2026	1,250	1,286
Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029	1,425	1,445
4.750% due 01/15/2028	500	511
Masonite International Corp. 5.375% due 02/01/2028	1,500	1,581
Mattel, Inc.
3.375% due 04/01/2026	500	516
5.875% due 12/15/2027	1,000	1,085

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2021 (Unaudited)

Mauser Packaging Solutions Holding Co. 5.500% due 04/15/2024		2,500	2,525
MDC Holdings, Inc. 6.000% due 01/15/2043		1,000	1,261
MEG Energy Corp.
5.875% due 02/01/2029		500	512
7.125% due 02/01/2027		1,500	1,577
MGM China Holdings Ltd. 4.750% due 02/01/2027		500	493
MGM Resorts International
5.500% due 04/15/2027		327	355
5.750% due 06/15/2025		657	717
6.000% due 03/15/2023		500	529
Midas OpCo Holdings LLC 5.625% due 08/15/2029		1,100	1,140
Midwest Gaming Borrower LLC 4.875% due 05/01/2029		1,000	1,020
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/2029 (a)		1,500	1,500
5.250% due 10/01/2029 (a)		1,200	1,200
MPH Acquisition Holdings LLC 5.750% due 11/01/2028 (f)		1,500	1,415
MSCI, Inc.
3.625% due 09/01/2030		500	518
4.000% due 11/15/2029		1,000	1,060
Nabors Industries, Inc. 9.000% due 02/01/2025		187	195
NCL Corp. Ltd.
5.875% due 03/15/2026		625	641
10.250% due 02/01/2026		500	575
NCR Corp.
5.000% due 10/01/2028		500	512
5.125% due 04/15/2029		1,000	1,033
5.250% due 10/01/2030		375	394
NESCO Holdings, Inc. 5.500% due 04/15/2029		375	389
Netflix, Inc.
4.875% due 04/15/2028		1,500	1,731
4.875% due 06/15/2030		1,000	1,179
5.375% due 11/15/2029		500	606
Nexstar Broadcasting, Inc.
4.750% due 11/01/2028		500	519
5.625% due 07/15/2027		1,750	1,854
NextEra Energy Operating Partners LP
4.250% due 07/15/2024		625	663
4.250% due 09/15/2024		45	48
4.500% due 09/15/2027		750	808
Nielsen Co. Luxembourg SARL 5.000% due 02/01/2025 (f)		1,500	1,537
Nielsen Finance LLC
4.500% due 07/15/2029		1,500	1,469
5.625% due 10/01/2028		500	519
5.875% due 10/01/2030		750	791
Northriver Midstream Finance LP 5.625% due 02/15/2026		1,125	1,172
Novelis Corp.
3.875% due 08/15/2031		600	594
4.750% due 01/30/2030		2,000	2,108
Nufarm Australia Ltd. 5.750% due 04/30/2026		750	771
NuStar Logistics LP
5.750% due 10/01/2025		625	674
6.375% due 10/01/2030		500	551
Occidental Petroleum Corp.
3.400% due 04/15/2026		500	513
3.500% due 06/15/2025		1,000	1,041
4.300% due 08/15/2039		750	741
4.400% due 04/15/2046		500	499
4.625% due 06/15/2045		2,000	2,049
5.550% due 03/15/2026		1,000	1,111
5.875% due 09/01/2025		625	701
6.375% due 09/01/2028		500	586
6.450% due 09/15/2036		750	945
6.600% due 03/15/2046		1,000	1,257
6.625% due 09/01/2030		750	925
7.500% due 05/01/2031		500	651
8.000% due 07/15/2025		500	598
8.875% due 07/15/2030		875	1,190
Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028 (a)	EUR	800	929
4.250% due 10/01/2028 (a)		$1,750	1,727
6.250% due 10/01/2029 (a)		750	744
ON Semiconductor Corp. 3.875% due 09/01/2028		1,000	1,034
Open Text Corp. 5.875% due 06/01/2026		1,500	1,554

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2021 (Unaudited)

Organon & Co.
4.125% due 04/30/2028	1,750	1,787
5.125% due 04/30/2031	1,750	1,840
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028	1,350	1,447
7.375% due 06/01/2025	450	475
Outfront Media Capital LLC 5.000% due 08/15/2027	1,000	1,027
Ovintiv, Inc. 6.500% due 08/15/2034	1,500	2,025
Owens & Minor, Inc. 4.500% due 03/31/2029	1,250	1,264
Pactiv Evergreen Group Issuer LLC 4.375% due 10/15/2028	1,200	1,206
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027	1,875	1,859
Par Pharmaceutical, Inc. 7.500% due 04/01/2027	1,295	1,321
Parkland Corp. 5.875% due 07/15/2027	1,750	1,857
PDC Energy, Inc.
5.750% due 05/15/2026	1,000	1,042
6.125% due 09/15/2024	1,000	1,016
Performance Food Group, Inc. 5.500% due 10/15/2027	500	524
PetSmart, Inc.
4.750% due 02/15/2028	1,500	1,543
7.750% due 02/15/2029	1,250	1,366
Pilgrim's Pride Corp. 5.875% due 09/30/2027	1,000	1,064
PM General Purchaser LLC 9.500% due 10/01/2028	1,000	1,057
Post Holdings, Inc.
4.500% due 09/15/2031	2,750	2,721
4.625% due 04/15/2030	1,000	1,009
5.500% due 12/15/2029	1,000	1,061
5.625% due 01/15/2028	1,250	1,315
5.750% due 03/01/2027	2,000	2,081
Precision Drilling Corp. 6.875% due 01/15/2029	575	601
Premier Entertainment Sub LLC
5.625% due 09/01/2029	700	708
5.875% due 09/01/2031	1,400	1,416
Prestige Brands, Inc.
3.750% due 04/01/2031	1,000	966
5.125% due 01/15/2028	1,000	1,045
Prime Healthcare Services, Inc. 7.250% due 11/01/2025	1,000	1,074
Prime Security Services Borrower LLC
5.250% due 04/15/2024	1,000	1,068
5.750% due 04/15/2026	1,000	1,083
6.250% due 01/15/2028	1,000	1,035
Radiate Holdco LLC
4.500% due 09/15/2026	1,000	1,034
6.500% due 09/15/2028	1,000	1,021
Range Resources Corp.
4.875% due 05/15/2025	1,000	1,057
5.000% due 03/15/2023	561	583
Rattler Midstream LP 5.625% due 07/15/2025	375	391
RBS Global, Inc. 4.875% due 12/15/2025	2,000	2,049
Renewable Energy Group, Inc. 5.875% due 06/01/2028	600	621
Rite Aid Corp. 7.500% due 07/01/2025	750	751
Rockcliff Energy LLC 5.500% due 10/15/2029 (a)	780	793
Rockies Express Pipeline LLC
4.800% due 05/15/2030	500	521
6.875% due 04/15/2040	500	556
Roller Bearing Co. of America, Inc. 4.375% due 10/15/2029 (a)	750	770
Rolls-Royce PLC 5.750% due 10/15/2027	750	830
Royal Caribbean Cruises Ltd.
5.500% due 04/01/2028	500	512
11.500% due 06/01/2025	1,074	1,227
RP Escrow Issuer LLC 5.250% due 12/15/2025	500	515
Sabre GLBL, Inc.
7.375% due 09/01/2025	1,000	1,067
9.250% due 04/15/2025	500	579
Scientific Games International, Inc.
5.000% due 10/15/2025	1,500	1,545
7.000% due 05/15/2028	750	810

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2021 (Unaudited)

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028		1,000	1,006
6.625% due 05/01/2029		500	481
Scripps Escrow, Inc. 5.875% due 07/15/2027		750	771
Seagate HDD Cayman 3.375% due 07/15/2031		1,000	976
Sealed Air Corp.
5.250% due 04/01/2023		1,500	1,569
5.500% due 09/15/2025		1,000	1,117
Select Medical Corp. 6.250% due 08/15/2026		1,000	1,053
Sensata Technologies BV 5.625% due 11/01/2024		1,250	1,385
Sensata Technologies, Inc.
3.750% due 02/15/2031		1,000	1,008
4.375% due 02/15/2030		500	539
Sigma Holdco BV
5.750% due 05/15/2026 (f)	EUR	1,000	1,110
7.875% due 05/15/2026		$3,000	2,967
Silgan Holdings, Inc. 4.125% due 02/01/2028		1,500	1,543
Simmons Foods, Inc. 4.625% due 03/01/2029		1,000	1,009
Sinclair Television Group, Inc.
5.125% due 02/15/2027		1,000	994
5.500% due 03/01/2030		1,000	993
Sirius XM Radio, Inc.
4.125% due 07/01/2030		1,000	1,006
5.000% due 08/01/2027		1,000	1,046
5.500% due 07/01/2029		500	541
SM Energy Co. 6.500% due 07/15/2028		700	726
Southwestern Energy Co. 5.375% due 02/01/2029		1,000	1,071
Spectrum Brands, Inc.
3.875% due 03/15/2031		625	632
5.000% due 10/01/2029		750	808
5.750% due 07/15/2025		90	92
Speedway Motorsports LLC 4.875% due 11/01/2027		1,375	1,405
Spirit AeroSystems, Inc. 7.500% due 04/15/2025		1,000	1,060
Square, Inc.
2.750% due 06/01/2026		500	507
3.500% due 06/01/2031		500	513
SRS Distribution, Inc.
4.625% due 07/01/2028		700	715
6.125% due 07/01/2029		125	129
Standard Industries, Inc.
3.375% due 01/15/2031		1,000	953
4.375% due 07/15/2030		1,250	1,277
4.750% due 01/15/2028		1,000	1,039
5.000% due 02/15/2027		500	516
Staples, Inc.
7.500% due 04/15/2026		2,000	2,031
10.750% due 04/15/2027		500	488
Station Casinos LLC
4.500% due 02/15/2028		750	763
5.000% due 10/01/2025		264	268
Studio City Finance Ltd. 5.000% due 01/15/2029		200	185
Suburban Propane Partners LP 5.000% due 06/01/2031		700	727
Sunnova Energy Corp. 5.875% due 09/01/2026		800	816
Sunoco LP
4.500% due 05/15/2029		500	508
5.500% due 02/15/2026		500	511
5.875% due 03/15/2028		500	528
Superior Plus LP 4.500% due 03/15/2029		750	775
Switch Ltd. 3.750% due 09/15/2028		750	762
Syneos Health, Inc. 3.625% due 01/15/2029		500	499
T-Mobile USA, Inc.
2.250% due 02/15/2026		375	380
2.625% due 02/15/2029		1,000	1,012
2.875% due 02/15/2031		1,125	1,136
3.500% due 04/15/2031		1,250	1,320
4.750% due 02/01/2028		750	798
Team Health Holdings, Inc. 6.375% due 02/01/2025		1,000	968
TEGNA, Inc.
4.625% due 03/15/2028		1,000	1,024

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2021 (Unaudited)

5.000% due 09/15/2029	1,000	1,031
5.500% due 09/15/2024 (f)	420	426
Telenet Finance Luxembourg Notes SARL 5.500% due 03/01/2028	1,000	1,054
Tenet Healthcare Corp.
4.250% due 06/01/2029	225	229
4.625% due 07/15/2024	412	419
4.625% due 09/01/2024	1,125	1,152
4.875% due 01/01/2026	500	518
5.125% due 11/01/2027	500	522
6.125% due 10/01/2028	2,000	2,104
6.250% due 02/01/2027	1,000	1,039
6.750% due 06/15/2023	2,000	2,158
TK Elevator U.S., Newco, Inc. 5.250% due 07/15/2027	1,000	1,049
TopBuild Corp. 3.625% due 03/15/2029	1,375	1,387
TransDigm, Inc.
4.625% due 01/15/2029	1,000	1,000
5.500% due 11/15/2027	2,000	2,058
6.250% due 03/15/2026	2,000	2,087
6.375% due 06/15/2026	2,000	2,066
Transocean Guardian Ltd. 5.875% due 01/15/2024	838	834
Transocean Pontus Ltd. 6.125% due 08/01/2025	670	672
Travel + Leisure Co.
4.625% due 03/01/2030	1,500	1,544
6.625% due 07/31/2026	1,000	1,140
TriNet Group, Inc. 3.500% due 03/01/2029	2,000	2,007
TripAdvisor, Inc. 7.000% due 07/15/2025	500	531
Triumph Group, Inc.
6.250% due 09/15/2024	500	500
7.750% due 08/15/2025	750	743
8.875% due 06/01/2024	734	808
Twilio, Inc.
3.625% due 03/15/2029	500	512
3.875% due 03/15/2031	625	641
U.S. Foods, Inc.
4.750% due 02/15/2029	1,000	1,028
6.250% due 04/15/2025	750	788
Uber Technologies, Inc. 4.500% due 08/15/2029	1,575	1,589
Unifrax Escrow Issuer Corp.
5.250% due 09/30/2028	1,200	1,216
7.500% due 09/30/2029	675	693
United Airlines, Inc.
4.375% due 04/15/2026	1,150	1,182
4.625% due 04/15/2029	1,400	1,449
United Rentals North America, Inc.
3.875% due 02/15/2031	500	513
4.000% due 07/15/2030	1,500	1,558
5.500% due 05/15/2027	1,500	1,576
Univar Solutions USA, Inc. 5.125% due 12/01/2027	1,000	1,051
Univision Communications, Inc.
5.125% due 02/15/2025	2,000	2,032
6.625% due 06/01/2027	1,250	1,359
UPC Holding BV 5.500% due 01/15/2028	1,000	1,048
USA Compression Partners LP 6.875% due 04/01/2026	1,250	1,303
Veritas U.S., Inc. 7.500% due 09/01/2025	1,000	1,041
ViaSat, Inc.
5.625% due 09/15/2025	1,500	1,522
5.625% due 04/15/2027	250	261
Viking Cruises Ltd. 5.875% due 09/15/2027	1,250	1,212
Vine Energy Holdings LLC 6.750% due 04/15/2029	1,500	1,621
Virgin Media Finance PLC 5.000% due 07/15/2030	1,000	1,027
Virgin Media Secured Finance PLC 5.500% due 05/15/2029	1,500	1,583
Vmed O2 UK Financing PLC 4.250% due 01/31/2031	1,000	999
VOC Escrow Ltd. 5.000% due 02/15/2028	1,000	988
WESCO Distribution, Inc.
7.125% due 06/15/2025	1,500	1,603
7.250% due 06/15/2028	1,500	1,663
Western Midstream Operating LP
4.350% due 02/01/2025	500	528

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2021 (Unaudited)

5.450% due 04/01/2044	3,800	4,372
White Cap Buyer LLC 6.875% due 10/15/2028	1,000	1,056
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (b)	500	517
WMG Acquisition Corp. 3.875% due 07/15/2030	1,000	1,041
WR Grace Holdings LLC
4.875% due 06/15/2027	1,000	1,030
5.625% due 10/01/2024	500	549
5.625% due 08/15/2029	700	723
WW International, Inc. 4.500% due 04/15/2029	1,000	980
Wynn Las Vegas LLC
5.250% due 05/15/2027	1,400	1,416
5.500% due 03/01/2025	1,100	1,123
Wynn Resorts Finance LLC 5.125% due 10/01/2029	1,000	1,009
XPO Logistics, Inc. 6.250% due 05/01/2025	1,000	1,057
Yum! Brands, Inc. 4.625% due 01/31/2032	2,000	2,137
Zayo Group Holdings, Inc.
4.000% due 03/01/2027	750	747
6.125% due 03/01/2028	1,250	1,269
Ziggo Bond Co. BV
5.125% due 02/28/2030	1,500	1,541
6.000% due 01/15/2027	1,000	1,035
Ziggo BV
4.875% due 01/15/2030	500	516
5.500% due 01/15/2027	1,062	1,099

		558,528

UTILITIES 7.1%
Antero Midstream Partners LP
5.375% due 06/15/2029	1,500	1,547
5.750% due 03/01/2027	500	517
Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028	75	78
Blue Racer Midstream LLC 6.625% due 07/15/2026	1,000	1,048
Calpine Corp.
3.750% due 03/01/2031	750	723
4.500% due 02/15/2028	1,000	1,021
4.625% due 02/01/2029	250	247
5.000% due 02/01/2031	375	375
5.125% due 03/15/2028	1,250	1,267
Clearway Energy Operating LLC
3.750% due 02/15/2031	500	502
3.750% due 01/15/2032 (a)	1,000	1,001
4.750% due 03/15/2028	500	530
5.000% due 09/15/2026	1,500	1,540
Crestwood Midstream Partners LP
5.625% due 05/01/2027	1,000	1,030
6.000% due 02/01/2029	250	262
CrownRock LP
5.000% due 05/01/2029	500	523
5.625% due 10/15/2025	2,500	2,562
Embarq Corp. 7.995% due 06/01/2036	1,000	1,074
Endeavor Energy Resources LP
5.750% due 01/30/2028	2,000	2,107
6.625% due 07/15/2025	500	528
Genesis Energy LP
6.500% due 10/01/2025	1,000	996
8.000% due 01/15/2027	750	760
Lumen Technologies, Inc.
4.000% due 02/15/2027	500	512
5.800% due 03/15/2022	1,000	1,020
NRG Energy, Inc.
3.625% due 02/15/2031	1,000	983
5.250% due 06/15/2029	1,000	1,065
NSG Holdings LLC 7.750% due 12/15/2025	792	856
Sprint Capital Corp. 8.750% due 03/15/2032	2,000	2,990
Sprint Corp.
7.125% due 06/15/2024	2,000	2,279
7.625% due 02/15/2025	2,000	2,340
7.625% due 03/01/2026	1,000	1,213
7.875% due 09/15/2023	3,000	3,356
Talen Energy Supply LLC
6.500% due 06/01/2025	1,000	499
7.250% due 05/15/2027	1,000	945

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2021 (Unaudited)

Tallgrass Energy Partners LP
5.500% due 01/15/2028	500	513
6.000% due 12/31/2030	500	513
Targa Resources Partners LP
5.000% due 01/15/2028	1,000	1,051
5.500% due 03/01/2030	1,000	1,095
5.875% due 04/15/2026	1,000	1,046
6.500% due 07/15/2027	750	810
6.875% due 01/15/2029	750	841
Telecom Italia Capital S.A. 6.375% due 11/15/2033	1,000	1,165
Telecom Italia SpA 5.303% due 05/30/2024	1,000	1,079
TerraForm Power Operating LLC
4.250% due 01/31/2023	1,000	1,029
4.750% due 01/15/2030	500	524
5.000% due 01/31/2028	1,000	1,075
Vistra Operations Co. LLC
5.000% due 07/31/2027	1,000	1,034
5.500% due 09/01/2026	1,000	1,029
5.625% due 02/15/2027	2,000	2,073

		53,173

Total Corporate Bonds & Notes (Cost $659,013)		690,531

U.S. TREASURY OBLIGATIONS 0.7%
U.S. Treasury Notes
0.625% due 08/15/2030	5,000	4,653

Total U.S. Treasury Obligations (Cost $4,863)		4,653

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Bear Stearns ALT-A Trust 3.253% due 11/25/2036 ^~	279	191
Countrywide Alternative Loan Trust 0.547% due 05/20/2046 ^•	46	42
Countrywide Home Loan Mortgage Pass-Through Trust
0.726% due 03/25/2035 •	21	18
2.875% due 05/20/2036 ^~	130	135
GSR Mortgage Loan Trust 2.455% due 04/25/2035 ~	2	2
IndyMac Mortgage Loan Trust 6.000% due 07/25/2037 ^	234	222
WaMu Mortgage Pass-Through Certificates Trust 2.762% due 12/25/2036 ^~	146	145
Washington Mutual Mortgage Pass-Through Certificates Trust 1.062% due 05/25/2046 ^•	16	14

Total Non-Agency Mortgage-Backed Securities (Cost $552)		769

ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing & Securitization Trust 0.156% due 01/25/2037 ^•	71	28

Total Asset-Backed Securities (Cost $52)		28

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (e) 0.0%		181

Total Short-Term Instruments (Cost $181)		181

Total Investments in Securities (Cost $682,450)		713,481

	SHARES
INVESTMENTS IN AFFILIATES 5.2%
SHORT-TERM INSTRUMENTS 5.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%
PIMCO Short-Term Floating NAV Portfolio III	3,954,559	39,000

Total Short-Term Instruments (Cost $38,913)		39,000

Total Investments in Affiliates (Cost $38,913)		39,000

Total Investments 100.8% (Cost $721,363)		$752,481
Financial Derivative Instruments (g)(h) (0.0)%(Cost or Premiums, net $3,480)		(124)
Other Assets and Liabilities, net (0.8)%		(5,665)

Net Assets 100.0%		$746,692

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$181	U.S. Treasury Notes 0.250% due 09/30/2023	$(185)	$181	$181

Total Repurchase Agreements	$(185)	$181	$181

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BRC	(0.950)%	08/23/2021	TBD(2)	EUR	(972)	$(1,124)
FBF	(2.250)	09/03/2021	TBD(2)	$(495)	(495)
JML	(0.250)	10/01/2021	12/01/2021	(1,162)	(1,162)
(0.125)	09/09/2021	11/08/2021	(824)	(825)
(0.070)	09/07/2021	11/08/2021	(837)	(837)
(0.070)	10/01/2021	12/01/2021	(1,651)	(1,651)
RDR	(2.000)	08/05/2021	TBD(2)	(419)	(417)

Total Reverse Repurchase Agreements	$(6,511)

(f)	Securities with an aggregate market value of $7,557 have been pledged as collateral under the terms of master agreements as of September 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(10,811) at a weighted average interest rate of 0.474.% Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-35 5-Year Index	5.000%	Quarterly	12/20/2025	$300	$28	$0	$28	$0	$0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	26,500	2,597	(117)	2,480	0	(25)
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	9,100	862	(4)	858	0	(11)

Total Swap Agreements	$3,487	$(121)	$3,366	$0	$(36)

Cash of $3,103 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2021 (Unaudited)

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month		Currency to be Delivered			Currency to be Received	Asset			Liability

CBK		10/2021	EUR	194			$230	$5			$0
		11/2021		800			926	0			(1)

Total Forward Foreign Currency Contracts								$5		$(1)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.124% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2021	$12,400	$(4)	$(48)	$0	$(52)
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	0.124% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2021	6,900	(2)	(23)	0	(25)
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.124% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2021	5,700	(1)	(14)	0	(15)

Total Swap Agreements								$(7)	$(85)	$0	$(92)

(1)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3		Fair Value at 09/30/2021

Investments in Securities, at Value
Loan Participations and Assignments						$0	$13,334		$3,985	$17,319
Corporate Bonds & Notes
Banking & Finance						0	78,830		0	78,830
Industrials						2,700	555,828		0	558,528
Utilities						0	53,173		0	53,173
U.S. Treasury Obligations						0	4,653		0	4,653
Non-Agency Mortgage-Backed Securities						0	769		0	769
Asset-Backed Securities						0	28		0	28
Short-Term Instruments
Repurchase Agreements						0	181		0	181

						$2,700	$706,796		$3,985	$713,481
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$39,000	$0		$0	$39,000

Total Investments						$41,700	$706,796		$3,985	$752,481

Financial Derivative Instruments - Assets
Over the counter						$0	$5		$0	$5

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						0	(36)		0	(36)
Over the counter						0	(26)		0	(26)

						$0	$(129)		$0	$(129)

Total Financial Derivative Instruments						$0	$(124)		$0	$(124)

Totals						$41,700	$706,672		$3,985	$752,357

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2021 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the

Notes to Financial Statements (Cont.)

Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$67,412	$180,284	$(208,701)	$0	$5	$39,000	$84	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BRC	Barclays Bank PLC	FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services LLC
CBK	Citibank N.A.	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC
FBF	Credit Suisse International	JML	JP Morgan Securities Plc

Currency Abbreviations:
EUR	Euro	USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR

Other Abbreviations:
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
DAC	Designated Activity Company	PIK	Payment-in-Kind	TBD	To-Be-Determined

Schedule of Investments PIMCO Income Portfolio	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 7.5%
Avantor, Inc. 2.500% - 3.000% (LIBOR03M + 2.000%) due 11/21/2024 ~		$9	$9
Avolon TLB Borrower (U.S.) LLC
2.250% (LIBOR03M + 1.500%) due 02/12/2027 ~		30	29
2.500% (LIBOR03M + 1.750%) due 01/15/2025 ~		63	63
Axalta Coating Systems U.S. Holdings, Inc. 1.882% (LIBOR03M + 1.750%) due 06/01/2024 ~		8	8
Bausch Health Cos., Inc.
2.834% (LIBOR03M + 2.750%) due 11/27/2025 ~		40	40
3.084% (LIBOR03M + 3.000%) due 06/02/2025 ~		3	3
BWAY Holding Co. 3.334% (LIBOR03M + 3.250%) due 04/03/2024 ~		19	19
Caesars Resort Collection LLC
2.834% (LIBOR03M + 2.750%) due 12/23/2024 ~		3,485	3,469
3.583% (LIBOR03M + 3.500%) due 07/21/2025 ~		1,094	1,097
Carnival Corp. 3.750% (LIBOR03M + 3.000%) due 06/30/2025 ~		990	988
Cengage Learning, Inc. 5.750% (LIBOR03M + 4.750%) due 06/29/2026 ~		1,126	1,135
CommScope, Inc. 3.334% (LIBOR03M + 3.250%) due 04/06/2026 ~		98	98
Emerald TopCo, Inc. 3.584% - 3.629% (LIBOR03M + 3.500%) due 07/24/2026 ~		16	16
Envision Healthcare Corp. 3.834% (LIBOR03M + 3.750%) due 10/10/2025 ~		1,148	1,024
Forest City Enterprises LP 3.584% (LIBOR03M + 3.500%) due 12/08/2025 ~		70	69
Hilton Worldwide Finance LLC 1.836% (LIBOR03M + 1.750%) due 06/22/2026 ~		1,104	1,096
INEOS Finance PLC TBD% (EUR003M + 2.000%) due 04/01/2024 ~	EUR	1,897	2,190
Intelsat Jackson Holdings S.A.
TBD% due 01/02/2024		$57	58
3.600% - 5.750% (LIBOR03M + 4.750%) due 10/13/2022 «~µ		748	742
8.000% (PRIME + 4.750%) due 11/27/2023 ~		750	760
Lealand Finance Company B.V.
1.084% (LIBOR03M + 1.000%) due 06/30/2025 ~		14	6
3.084% (LIBOR03M + 3.000%) due 06/30/2024 «~		6	3
Medline Industries, Inc. TBD% due 08/04/2022 «		2,300	2,272
MH Sub LLC 3.584% (LIBOR03M + 3.500%) due 09/13/2024 ~		39	38
Parexel International Corp. 2.834% (LIBOR03M + 2.750%) due 09/27/2024 ~		2,200	2,199
Petco Health & Wellness Co. 4.000% (LIBOR03M + 3.250%) due 03/03/2028 ~		1,990	1,991
PUG LLC 3.584% (LIBOR03M + 3.500%) due 02/12/2027 ~		20	19
Scientific Games International, Inc. 2.834% (LIBOR03M + 2.750%) due 08/14/2024 ~		6,483	6,460
Sequa Mezzanine Holdings LLC
7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		1,243	1,264
11.750% (LIBOR03M + 10.750%) due 04/28/2024 «~		42	42
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		2,064	2,197
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 «~		76	76
SS&C Technologies Holdings Europe S.a.r.l. 1.834% (LIBOR03M + 1.750%) due 04/16/2025 ~		60	59
SS&C Technologies, Inc. 1.834% (LIBOR03M + 1.750%) due 04/16/2025 ~		85	84
Sunshine Luxembourg S.a.r.l. 4.500% (LIBOR03M + 3.750%) due 10/01/2026 ~		123	124
Syniverse Holdings, Inc. 6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		63	63
TransDigm, Inc.
2.334% (LIBOR03M + 2.250%) due 08/22/2024 ~		756	749
2.334% (LIBOR03M + 2.250%) due 05/30/2025 ~		2,846	2,813
2.334% (LIBOR03M + 2.250%) due 12/09/2025 ~		756	748
Uber Technologies, Inc. 3.584% (LIBOR03M + 3.500%) due 02/25/2027 ~		4,001	4,004
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		161	161

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2021 (Unaudited)

Westmoreland Coal Company (15.000% PIK) 15.000% due 03/15/2029 (b)		20	4
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		14	14

Total Loan Participations and Assignments (Cost $38,250)			38,303

CORPORATE BONDS & NOTES 33.0%
BANKING & FINANCE 13.3%
Ally Financial, Inc. 8.000% due 11/01/2031		3	4
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		2,028	1,996
Banca Carige SpA 1.151% due 10/25/2021 •	EUR	600	695
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	400	95
Barclays PLC
6.125% due 12/15/2025 •(h)(i)		$1,000	1,108
6.375% due 12/15/2025 •(h)(i)	GBP	800	1,191
7.125% due 06/15/2025 •(h)(i)		200	302
7.250% due 03/15/2023 •(h)(i)		400	575
7.750% due 09/15/2023 •(h)(i)		$1,600	1,748
7.875% due 09/15/2022 •(h)(i)	GBP	300	427
BGC Partners, Inc.
3.750% due 10/01/2024		$38	40
5.375% due 07/24/2023		2,218	2,383
Brixmor Operating Partnership LP 1.176% (US0003M + 1.050%) due 02/01/2022 ~		64	64
CIT Group, Inc. 5.000% due 08/15/2022		160	166
Credit Suisse Group AG
7.500% due 07/17/2023 •(h)(i)		1,500	1,608
7.500% due 12/11/2023 •(h)(i)		1,345	1,473
Deutsche Bank AG
3.961% due 11/26/2025 •		1,050	1,136
4.250% due 10/14/2021		1,370	1,371
EPR Properties
4.750% due 12/15/2026		5	5
4.950% due 04/15/2028		10	11
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		34	38
4.850% due 04/17/2028		9	10
Ford Motor Credit Co. LLC
1.744% due 07/19/2024	EUR	100	117
2.700% due 08/10/2026		$4,700	4,715
3.087% due 01/09/2023		200	203
3.278% (US0003M + 3.140%) due 01/07/2022 ~		200	201
3.350% due 11/01/2022		2,959	3,015
3.550% due 10/07/2022		200	204
5.584% due 03/18/2024		1,600	1,722
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		184	190
GLP Capital LP
4.000% due 01/15/2031		1,685	1,820
5.250% due 06/01/2025		15	17
5.300% due 01/15/2029		66	77
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		66	72
Hazine Mustesarligi Varlik Kiralama A/S 5.800% due 02/21/2022		200	203
HSBC Holdings PLC
2.848% due 06/04/2031 •		1,640	1,683
3.973% due 05/22/2030 •		200	221
5.875% due 09/28/2026 •(h)(i)	GBP	200	296
6.500% due 03/23/2028 •(h)(i)		$200	226
ING Groep NV
4.875% due 05/16/2029 •(h)(i)		3,750	3,913
5.750% due 11/16/2026 •(h)(i)		200	219
Lloyds Banking Group PLC
4.947% due 06/27/2025 •(h)(i)	EUR	849	1,079
7.500% due 06/27/2024 •(h)(i)		$200	224
7.500% due 09/27/2025 •(h)(i)		400	464
7.625% due 06/27/2023 •(h)(i)	GBP	600	872
7.875% due 06/27/2029 •(h)(i)		750	1,292
Morgan Stanley 7.500% due 04/02/2032 þ(j)		$300	244
MPT Operating Partnership LP 0.993% due 10/15/2026 (a)	EUR	2,400	2,787
Natwest Group PLC
4.445% due 05/08/2030 •		$400	458
4.892% due 05/18/2029 •		200	233
5.076% due 01/27/2030 •		200	236
8.000% due 08/10/2025 •(h)(i)		1,800	2,129

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2021 (Unaudited)

Navient Corp.
5.500% due 01/25/2023		800	837
6.500% due 06/15/2022		680	703
Newmark Group, Inc. 6.125% due 11/15/2023		44	48
Nissan Motor Acceptance Co. LLC
1.019% (US0003M + 0.890%) due 01/13/2022 ~		5	5
2.000% due 03/09/2026		1,500	1,504
Omega Healthcare Investors, Inc. 3.625% due 10/01/2029		42	44
OneMain Finance Corp.
5.625% due 03/15/2023		1,994	2,101
6.125% due 05/15/2022		234	240
6.125% due 03/15/2024		66	71
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		83	87
5.500% due 02/15/2024		6	7
Physicians Realty LP 3.950% due 01/15/2028		12	13
Sabra Health Care LP 4.800% due 06/01/2024		15	17
Santander UK Group Holdings PLC 7.375% due 06/24/2022 •(h)(i)	GBP	2,250	3,143
Sitka Holdings LLC 5.250% due 07/06/2026 •		$305	310
Societe Generale S.A. 7.375% due 10/04/2023 •(h)(i)		300	325
State Bank of India 4.000% due 01/24/2022		400	404
Swedbank AB 6.000% due 03/17/2022 •(h)(i)		2,000	2,039
UBS AG 7.625% due 08/17/2022 (i)		3,271	3,466
UBS Group AG 5.750% due 02/19/2022 •(h)(i)	EUR	850	1,001
UniCredit SpA
7.830% due 12/04/2023		$1,490	1,706
9.250% due 06/03/2022 •(h)(i)	EUR	1,100	1,342
Uniti Group LP
7.125% due 12/15/2024		$879	899
7.875% due 02/15/2025		1,415	1,497

			67,387

INDUSTRIALS 13.9%
Air Canada 4.625% due 08/15/2029	CAD	1,800	1,425
Altice Financing S.A. 3.000% due 01/15/2028	EUR	1,300	1,421
Altice France S.A.
7.375% due 05/01/2026		$747	776
8.125% due 02/01/2027		9	10
American Airlines Pass-Through Trust
3.350% due 04/15/2031		17	17
4.000% due 01/15/2027		475	462
American Airlines, Inc. 5.500% due 04/20/2026		1,987	2,091
Boeing Co.
5.040% due 05/01/2027		238	274
5.150% due 05/01/2030		312	366
5.705% due 05/01/2040		537	683
5.805% due 05/01/2050		440	588
5.930% due 05/01/2060		573	784
6.125% due 02/15/2033		800	1,015
Bombardier, Inc.
7.500% due 03/15/2025		706	722
7.875% due 04/15/2027		177	184
British Airways Pass-Through Trust 4.625% due 12/20/2025		160	169
Broadcom, Inc.
3.137% due 11/15/2035		55	55
3.187% due 11/15/2036		5	5
3.419% due 04/15/2033		1,500	1,554
3.469% due 04/15/2034		1,947	2,007
3.500% due 02/15/2041		1,913	1,893
4.110% due 09/15/2028		13	14
4.150% due 11/15/2030		132	146
4.300% due 11/15/2032		202	227
Carnival Corp. 11.500% due 04/01/2023		65	73
CCO Holdings LLC 4.500% due 06/01/2033		1,474	1,502
Cellnex Finance Co. S.A. 3.875% due 07/07/2041		2,230	2,194
Centene Corp. 4.250% due 12/15/2027		35	37

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2021 (Unaudited)

Charter Communications Operating LLC
3.900% due 06/01/2052		1,100	1,098
4.800% due 03/01/2050		90	101
Citrix Systems, Inc. 3.300% due 03/01/2030		16	16
Community Health Systems, Inc.
5.625% due 03/15/2027		1,401	1,469
6.625% due 02/15/2025		3,527	3,695
8.000% due 03/15/2026		246	261
Continental Airlines Pass-Through Trust 4.150% due 10/11/2025		4	4
Coty, Inc. 3.875% due 04/15/2026	EUR	2,094	2,488
CVS Pass-Through Trust 5.789% due 01/10/2026		$174	190
DAE Funding LLC 5.250% due 11/15/2021		209	209
Dell International LLC 6.200% due 07/15/2030		1,368	1,752
Delta Air Lines, Inc. 7.000% due 05/01/2025		223	260
Dufry One BV 2.000% due 02/15/2027	EUR	855	946
Exela Intermediate LLC 10.000% due 07/15/2023		$43	33
Expedia Group, Inc. 6.250% due 05/01/2025		8	9
Gazprom OAO Via Gaz Capital S.A.
2.949% due 01/24/2024	EUR	640	782
4.950% due 07/19/2022		$800	826
6.510% due 03/07/2022		500	512
General Electric Co. 6.875% due 01/10/2039		3	4
Hilton Domestic Operating Co., Inc. 3.750% due 05/01/2029		2,500	2,528
iHeartCommunications, Inc. 6.375% due 05/01/2026		284	300
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(c)		60	16
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(c)		1,427	798
8.000% due 02/15/2024		198	203
8.500% due 10/15/2024 ^(c)		878	502
9.750% due 07/15/2025 ^(c)		688	375
Kraft Heinz Foods Co.
3.750% due 04/01/2030		128	140
4.250% due 03/01/2031		138	156
5.500% due 06/01/2050		3,286	4,343
Las Vegas Sands Corp. 3.500% due 08/18/2026		1,826	1,866
Leidos, Inc. 4.375% due 05/15/2030		12	14
Level 3 Financing, Inc.
3.400% due 03/01/2027		1,557	1,642
3.875% due 11/15/2029		52	56
Marriott International, Inc. 4.625% due 06/15/2030		12	14
Marriott Ownership Resorts, Inc. 6.125% due 09/15/2025		32	34
MGM Resorts International 7.750% due 03/15/2022		2,000	2,058
Mitchells & Butlers Finance PLC 6.013% due 12/15/2030	GBP	11	16
Netflix, Inc.
3.625% due 06/15/2030	EUR	100	139
3.875% due 11/15/2029		192	270
4.625% due 05/15/2029		100	145
4.875% due 06/15/2030		$100	118
5.375% due 11/15/2029		28	34
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (b)		29	32
Oracle Corp.
3.850% due 04/01/2060		26	27
3.950% due 03/25/2051 (j)		4,028	4,256
4.000% due 07/15/2046		27	29
Ortho-Clinical Diagnostics, Inc. 7.375% due 06/01/2025		450	475
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(c)		385	23
5.500% due 04/12/2037 ^(c)		382	22
6.000% due 05/16/2024 ^(c)		141	8
6.000% due 11/15/2026 ^(c)		63	4
9.750% due 05/17/2035 ^(c)		100	6
Petroleos Mexicanos
5.950% due 01/28/2031		430	417
6.490% due 01/23/2027		40	42

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2021 (Unaudited)

6.500% due 03/13/2027		120	127
6.500% due 01/23/2029		954	982
6.750% due 09/21/2047		10	9
6.840% due 01/23/2030		736	761
6.950% due 01/28/2060		337	295
7.690% due 01/23/2050		60	57
PTC, Inc. 3.625% due 02/15/2025		18	18
Rolls-Royce PLC 3.375% due 06/18/2026	GBP	1,000	1,360
Royal Caribbean Cruises Ltd.
10.875% due 06/01/2023		$189	212
11.500% due 06/01/2025		174	199
Sands China Ltd.
2.300% due 03/08/2027		300	291
5.125% due 08/08/2025		1,412	1,522
5.400% due 08/08/2028		200	221
Seagate HDD Cayman 4.125% due 01/15/2031		27	28
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025		21	22
Tenet Healthcare Corp. 4.625% due 07/15/2024		3	3
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021		8	8
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023		100	100
3.250% due 04/15/2022	EUR	100	117
6.000% due 01/31/2025		100	125
Topaz Solar Farms LLC
4.875% due 09/30/2039		$30	33
5.750% due 09/30/2039		214	257
TransDigm, Inc. 5.500% due 11/15/2027		22	23
Transocean, Inc.
7.250% due 11/01/2025		92	77
7.500% due 01/15/2026		40	32
8.000% due 02/01/2027		65	51
Travel + Leisure Co. 4.250% due 03/01/2022		2	2
Triumph Group, Inc. 6.250% due 09/15/2024		15	15
U.S. Renal Care, Inc. 10.625% due 07/15/2027		38	40
United Airlines Pass-Through Trust 5.875% due 04/15/2029		3,216	3,606
Univision Communications, Inc.
5.125% due 02/15/2025		555	564
9.500% due 05/01/2025		36	39
Vail Resorts, Inc. 6.250% due 05/15/2025		19	20
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (b)		8	8
Vale Overseas Ltd.
6.250% due 08/10/2026		95	112
6.875% due 11/21/2036		55	73
6.875% due 11/10/2039		22	30
Viking Cruises Ltd. 13.000% due 05/15/2025		36	42
Western Midstream Operating LP 2.229% (US0003M + 1.850%) due 01/13/2023 ~		24	24
Windstream Escrow LLC 7.750% due 08/15/2028		42	44
Wynn Macau Ltd.
5.125% due 12/15/2029		760	716
5.500% due 01/15/2026		2,000	1,943

			70,665

UTILITIES 5.8%
AT&T, Inc.
3.500% due 06/01/2041		305	314
3.650% due 06/01/2051		332	339
3.850% due 06/01/2060		239	248
Enable Midstream Partners LP 4.950% due 05/15/2028		9	10
FirstEnergy Corp. 3.350% due 07/15/2022		1,400	1,418
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029		1,500	1,474
Jersey Central Power & Light Co. 4.700% due 04/01/2024		3,640	3,926
Lumen Technologies, Inc. 4.000% due 02/15/2027		34	35
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		4	4

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2021 (Unaudited)

ONEOK, Inc. 4.250% due 02/01/2022		1,200	1,203
Pacific Gas & Electric Co.
2.950% due 03/01/2026 ^		221	227
3.000% due 06/15/2028		1,000	1,018
3.150% due 01/01/2026		2,072	2,142
3.250% due 06/15/2023 ^		829	852
3.250% due 06/01/2031		1,295	1,292
3.300% due 03/15/2027 ^		90	94
3.400% due 08/15/2024 ^		159	165
3.750% due 07/01/2028		415	435
3.750% due 08/15/2042 ^		8	7
4.000% due 12/01/2046 ^		3	3
4.250% due 03/15/2046 ^		8	8
4.300% due 03/15/2045 ^		2,026	2,003
4.450% due 04/15/2042 ^		5	5
4.500% due 07/01/2040		575	588
4.500% due 12/15/2041 ^		11	11
4.550% due 07/01/2030		1,452	1,571
4.950% due 07/01/2050		656	699
Petrobras Global Finance BV 6.250% due 12/14/2026	GBP	700	1,074
Southern California Edison Co. 4.875% due 03/01/2049		$5	6
Sprint Corp.
7.625% due 02/15/2025		1,000	1,170
7.625% due 03/01/2026		18	22
7.875% due 09/15/2023		4,319	4,831
Transocean Phoenix Ltd. 7.750% due 10/15/2024		7	7
Transocean Proteus Ltd. 6.250% due 12/01/2024		2	2
Verizon Communications, Inc. 3.400% due 03/22/2041		1,990	2,080

			29,283

Total Corporate Bonds & Notes (Cost $162,538)			167,335

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		40	50
6.725% due 04/01/2035		10	12
7.350% due 07/01/2035		10	13
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033		140	163

			238

PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007 5.250% due 07/01/2037 ^(c)		15	15
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(c)		5	5
5.700% due 07/01/2023 ^(c)		25	24
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(c)		10	9
6.000% due 07/01/2039 ^(c)		5	5
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(c)		25	24
6.500% due 07/01/2040 ^(c)		5	5
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(c)		55	48
5.500% due 07/01/2039 ^(c)		75	69

			204

Total Municipal Bonds & Notes (Cost $270)			442

U.S. GOVERNMENT AGENCIES 19.6%
Freddie Mac 3.000% due 06/01/2046 - 01/01/2049		3,321	3,490
Ginnie Mae 2.819% due 09/20/2066 ~		264	280
Uniform Mortgage-Backed Security
3.000% due 08/01/2027 - 04/01/2035		872	920
4.000% due 07/01/2048 - 07/01/2050		3,340	3,586
4.500% due 10/01/2050		3,000	3,249
Uniform Mortgage-Backed Security, TBA
2.000% due 12/01/2036		500	514
2.500% due 12/01/2051		11,300	11,602
3.000% due 12/01/2051		7,200	7,512
3.500% due 12/01/2051		24,900	26,367

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2021 (Unaudited)

4.000% due 11/01/2051		38,900	41,724

Total U.S. Government Agencies (Cost $99,040)			99,244

U.S. TREASURY OBLIGATIONS 17.3%
U.S. Treasury Bonds
2.875% due 11/15/2046		1,400	1,622
3.000% due 08/15/2048		10	12
3.000% due 02/15/2049		500	598
U.S. Treasury Inflation Protected Securities (g)
0.125% due 10/15/2024		1,170	1,252
0.125% due 07/15/2030		1,810	1,998
0.125% due 02/15/2051		1,677	1,843
0.250% due 07/15/2029		4,264	4,747
0.250% due 02/15/2050		637	719
0.375% due 01/15/2027		191	211
0.375% due 07/15/2027		56	62
0.750% due 07/15/2028		2,439	2,794
0.750% due 02/15/2042		121	147
0.750% due 02/15/2045		811	1,000
0.875% due 01/15/2029		2,040	2,359
0.875% due 02/15/2047		792	1,016
1.000% due 02/15/2046		230	301
1.000% due 02/15/2048		775	1,030
1.000% due 02/15/2049		1,844	2,475
1.375% due 02/15/2044		117	161
U.S. Treasury Notes
1.750% due 03/31/2022		700	706
1.750% due 05/15/2022		700	708
1.750% due 09/30/2022		1,400	1,423
1.750% due 05/15/2023		1,400	1,435
1.875% due 08/31/2022		1,400	1,423
1.875% due 08/31/2024		1,100	1,144
2.000% due 07/31/2022 (m)		900	914
2.000% due 06/30/2024		2,300	2,397
2.125% due 06/30/2022		2,400	2,437
2.125% due 02/29/2024 (m)		1,500	1,563
2.125% due 03/31/2024		84	88
2.125% due 07/31/2024		1,100	1,151
2.125% due 09/30/2024 (m)		3,200	3,353
2.125% due 11/30/2024		300	315
2.250% due 12/31/2023		7,630	7,956
2.250% due 01/31/2024		370	386
2.250% due 10/31/2024		6,600	6,946
2.250% due 11/15/2024		3,347	3,524
2.375% due 02/29/2024		100	105
2.375% due 08/15/2024		100	105
2.500% due 05/15/2024		4,000	4,217
2.500% due 01/31/2025		13,800	14,665
2.625% due 01/31/2026		5,600	6,020
2.625% due 02/15/2029		450	491

Total U.S. Treasury Obligations (Cost $82,959)			87,819

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.7%
American Home Mortgage Investment Trust 7.100% due 06/25/2036 þ		6,260	1,533
Bear Stearns ALT-A Trust 0.406% due 06/25/2046 ^•		4,407	4,304
BX Commercial Mortgage Trust 1.854% due 05/15/2030 •		3,000	2,992
Chase Mortgage Finance Trust 2.861% due 12/25/2035 ^~		577	554
Eurosail PLC 1.017% due 06/13/2045 •	GBP	1,312	1,768
Extended Stay America Trust 1.164% due 07/15/2038 •		$4,974	4,996
Finsbury Square PLC 1.060% due 12/16/2069 •	GBP	3,352	4,544
GCAT LLC 2.611% due 12/25/2025 þ		$5,379	5,411
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	902	1,026
GS Mortgage Securities Corp. Trust 2.224% due 06/15/2038 •		$1,058	1,057
HarborView Mortgage Loan Trust 0.567% due 03/19/2036 ^•		53	53
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	1,506	2,038
Hilton Orlando Trust 1.534% due 12/15/2034 •		$1,400	1,401
MASTR Adjustable Rate Mortgages Trust 1.186% due 09/25/2037 •		11,500	5,673
Mulcair Securities DAC 0.451% due 04/24/2071 •	EUR	5,196	6,037

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2021 (Unaudited)

OBX Trust 0.936% due 04/25/2048 •		$451	454
Precise Mortgage Funding PLC 0.747% due 03/12/2055 •	GBP	2,015	2,720
RBSSP Resecuritization Trust 2.993% due 12/26/2036 ~		$493	502
Ripon Mortgages PLC 0.868% due 08/20/2056 •	GBP	875	1,182
SFO Commercial Mortgage Trust 2.984% due 05/15/2038 •		$2,400	2,421
Stratton Mortgage Funding PLC 2.550% due 03/12/2052 •	GBP	1,200	1,659
WaMu Mortgage Pass-Through Certificates Trust 2.351% due 03/25/2033 ~		$49	50
Washington Mutual Mortgage Pass-Through Certificates Trust 0.942% due 10/25/2046 •		2,483	2,088

Total Non-Agency Mortgage-Backed Securities (Cost $54,628)			54,463

ASSET-BACKED SECURITIES 18.5%
Aegis Asset-Backed Securities Trust 0.256% due 01/25/2037 •		4,325	3,812
ALESCO Preferred Funding Ltd. 0.608% due 12/23/2034 •		203	199
Ameriquest Mortgage Securities Trust 0.596% due 04/25/2036 •		1,072	1,069
Asset-Backed Funding Certificates Trust 0.366% due 11/25/2036 •		4,269	2,978
Bear Stearns Asset-Backed Securities Trust 1.961% due 12/25/2034 •		8,067	8,091
Citigroup Mortgage Loan Trust 0.246% due 12/25/2036 •		1,609	1,089
Citigroup Mortgage Loan Trust, Inc.
0.346% due 03/25/2037 •		23	22
0.821% due 09/25/2035 ^•		2,120	2,126
Countrywide Asset-Backed Certificates
0.226% due 05/25/2037 ^•		1,342	1,273
0.226% due 06/25/2047 •		1,212	1,177
0.306% due 05/25/2037 •		2,217	2,193
0.306% due 06/25/2047 •		800	790
0.521% due 01/25/2045 ^•		1,023	967
Countrywide Asset-Backed Certificates Trust 0.616% due 05/25/2036 •		9,800	9,621
EFS Volunteer LLC 0.975% due 10/25/2035 •		658	660
First Franklin Mortgage Loan Trust 0.206% due 12/25/2036 •		573	552
GSAMP Trust 0.986% due 11/25/2035 •		1,827	1,808
Harley Marine Financing LLC 5.682% due 05/15/2043 «		89	87
Home Equity Mortgage Loan Asset-Backed Trust 0.686% due 03/25/2036 •		5,000	4,787
HSI Asset Securitization Corp. Trust
0.226% due 01/25/2037 •		3,028	2,757
0.304% due 12/25/2036 •		1,062	411
IXIS Real Estate Capital Trust 0.386% due 01/25/2037 •		3,761	1,816
JP Morgan Mortgage Acquisition Trust 0.336% due 07/25/2036 •		468	468
Legacy Mortgage Asset Trust 1.835% due 01/28/2070 •		1,542	1,557
Long Beach Mortgage Loan Trust 0.236% due 11/25/2036 •		543	429
LP Credit Card ABS Master Trust 1.638% due 08/20/2024 •		762	762
Merrill Lynch Mortgage Investors Trust 0.156% due 04/25/2047 •		5,525	3,119
Morgan Stanley ABS Capital, Inc. Trust
0.156% due 10/25/2036 •		2,285	1,477
0.166% due 11/25/2036 •		4,857	3,571
0.626% due 03/25/2036 •		1,245	1,236
NovaStar Mortgage Funding Trust 0.626% due 05/25/2036 •		4,200	4,087
Option One Mortgage Loan Trust 0.626% due 01/25/2036 •		5,000	4,947
PRET LLC 1.868% due 07/25/2051 þ		4,926	4,929
RAAC Trust 0.776% due 11/25/2036 •		237	237
Residential Asset Securities Corp. Trust 0.791% due 10/25/2035 •		1,000	944
Saxon Asset Securities Trust 1.836% due 12/25/2037 •		1,269	1,277
Soundview Home Loan Trust
0.836% due 01/25/2035 •		5,712	5,678

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2021 (Unaudited)

1.061% due 11/25/2035 •		1,988	1,983
Structured Asset Securities Corp. 0.791% due 02/25/2035 •		1,514	1,507
Structured Asset Securities Corp. Mortgage Loan Trust 0.611% due 07/25/2036 •		1,334	1,311
Symphony CLO Ltd. 1.083% due 07/14/2026 •		735	736
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		4,380	4,547
Trapeza CDO Ltd. 0.535% due 01/25/2035 •		672	644

Total Asset-Backed Securities (Cost $86,541)			93,731

SOVEREIGN ISSUES 4.6%
Argentina Government International Bond
0.500% due 07/09/2030 þ		368	135
0.500% due 07/09/2030			360
1.000% due 07/09/2029		125	48
1.125% due 07/09/2035 þ		880	289
1.125% due 07/09/2035		1,069	229
2.000% due 01/09/2038 þ		82	32
2.500% due 07/09/2041 þ		5,071	1,861
15.500% due 10/17/2026		9,026	20
34.163% (BADLARPP) due 10/04/2022 ~	ARS	26	0
36.162% (BADLARPP + 2.000%) due 04/03/2022 ~		25,379	140
Autonomous City of Buenos Aires
37.411% due 03/29/2024 ~		12,737	63
37.907% due 02/22/2028 ~		6,357	30
39.149% due 01/23/2022 ~		5,800	33
China Development Bank
2.890% due 06/22/2025	CNY	4,900	757
3.300% due 02/01/2024		900	141
3.430% due 01/14/2027		900	141
3.680% due 02/26/2026		6,300	1,000
3.740% due 09/10/2025		6,100	970
4.150% due 10/26/2025		4,700	758
Emirate of Abu Dhabi Government International Bond 3.875% due 04/16/2050		$200	229
Israel Government International Bond 3.800% due 05/13/2060		511	568
Peru Government International Bond
5.350% due 08/12/2040	PEN	286	55
5.400% due 08/12/2034		640	134
5.940% due 02/12/2029		2,125	516
6.150% due 08/12/2032		1,227	286
6.350% due 08/12/2028		2,026	506
6.950% due 08/12/2031		1,106	277
8.200% due 08/12/2026		1,340	365
Provincia de Buenos Aires
37.896% due 04/12/2025		1,150	5
37.896% due 04/12/2025		638	3
37.989% due 05/31/2022		3,032	16
Qatar Government International Bond
4.400% due 04/16/2050		$200	244
5.103% due 04/23/2048		200	266
Russia Government International Bond
5.030% (RUONIA) due 04/24/2024 ~	RUB	80,100	1,093
7.150% due 11/12/2025		88,624	1,219
7.950% due 10/07/2026		34,532	490
Serbia Government International Bond 3.125% due 05/15/2027	EUR	109	139
South Africa Government International Bond
4.850% due 09/30/2029		$200	206
5.750% due 09/30/2049		200	191
8.000% due 01/31/2030	ZAR	2,100	130
8.250% due 03/31/2032		2,400	143
8.750% due 02/28/2048		1,200	66
8.875% due 02/28/2035		1,700	100
10.500% due 12/21/2026		75,100	5,600
Turkey Government International Bond
4.250% due 03/13/2025		$800	777
4.625% due 03/31/2025	EUR	300	359
5.250% due 03/13/2030		$600	555
5.600% due 11/14/2024		500	508
5.750% due 03/22/2024		200	205
6.350% due 08/10/2024		400	415
7.250% due 12/23/2023		400	426
7.625% due 04/26/2029		700	748
Venezuela Government International Bond
6.000% due 12/09/2020		122	12
7.000% due 03/31/2038 ^(c)		43	5
7.650% due 04/21/2025 ^(c)		105	11
8.250% due 10/13/2024 ^(c)		157	17
9.000% due 05/07/2023 ^(c)		46	5
9.250% due 09/15/2027 ^(c)		143	15

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2021 (Unaudited)

9.250% due 05/07/2028 ^(c)		83	9
11.750% due 10/21/2026 ^(c)		10	1
11.950% due 08/05/2031 ^(c)		300	33

Total Sovereign Issues (Cost $27,484)			23,955

		SHARES
COMMON STOCKS 0.5%
COMMUNICATION SERVICES 0.3%
Clear Channel Outdoor Holdings, Inc. (d)		133,771	362
iHeartMedia, Inc. 'A' (d)		31,404	786
iHeartMedia, Inc. 'B' «(d)		24,427	550

			1,698

ENERGY 0.1%
Noble Corp. (d)(j)		11,227	304
Valaris Ltd. (d)		665	23

			327

INDUSTRIALS 0.1%
Neiman Marcus Group Ltd. LLC «(d)(j)		5,701	612
Noble Corp. (d)		909	25
Westmoreland Mining Holdings LLC «(d)(j)		239	0

			637

Total Common Stocks (Cost $1,984)			2,662

WARRANTS 0.0%
INFORMATION TECHNOLOGY 0.0%
Windstream Holdings LLC - Exp. 09/21/2055 «		1,684	40

Total Warrants (Cost $13)			40

PREFERRED SECURITIES 1.0%
BANKING & FINANCE 0.9%
Charles Schwab Corp. 5.375% due 06/01/2025 •(h)		58,000	65
Nationwide Building Society 10.250% ~		250	66
Stichting AK Rabobank Certificaten 19.437% due 12/29/2049 þ(h)		200,650	335
Wells Fargo & Co. 3.900% due 03/15/2026 •(h)		3,870,000	3,993

			4,459

INDUSTRIALS 0.1%
General Electric Co. 3.446% (US0003M + 3.330%) due 12/15/2021 ~(h)		494,000	485

Total Preferred Securities (Cost $4,720)			4,944

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
Uniti Group, Inc.		1,326	16

Total Real Estate Investment Trusts (Cost $8)			16

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (k) 0.1%			760

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.1%
24.878% due 10/29/2021 - 03/31/2022 (e)(f)	ARS	75,878	418

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2021 (Unaudited)

Total Short-Term Instruments (Cost $1,207)		1,178

Total Investments in Securities (Cost $559,641)		574,132

	SHARES
INVESTMENTS IN AFFILIATES 5.4%
SHORT-TERM INSTRUMENTS 5.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short-Term Floating NAV Portfolio III	2,783,986	27,456

Total Short-Term Instruments (Cost $27,452)		27,456

Total Investments in Affiliates (Cost $27,452)		27,456

Total Investments 118.5% (Cost $587,094)		$601,588
Financial Derivative Instruments (l)(n) 0.2%(Cost or Premiums, net $(4,993))		1,185
Other Assets and Liabilities, net (18.7)%		(95,306)

Net Assets 100.0%		$507,467

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					When-issued security.
(b)					Payment in-kind security.
(c)					Security is not accruing income as of the date of this report.
(d)					Security did not produce income within the last twelve months.
(e)					Coupon represents a weighted average yield to maturity.
(f)					Zero coupon security.
(g)					Principal amount of security is adjusted for inflation.
(h)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)					Contingent convertible security.
(j)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Morgan Stanley7.500% due 04/02/2032					02/11/2020		$258	$244	0.05%
Neiman Marcus Group Ltd. LLC					09/25/2020		183	612	0.12
Noble Corp.					02/05/2021 - 02/25/2021		149	304	0.06
Oracle Corp.3.950% due 03/25/2051					03/22/2021		4,021	4,256	0.84
Westmoreland Mining Holdings LLC					03/26/2019		1	0	0.00

							$4,612	$5,416	1.07%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$760	U.S. Treasury Notes 0.250% due 09/30/2023		$(775)	$760	$760

Total Repurchase Agreements							$(775)	$760	$760

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.3)%
Uniform Mortgage-Backed Security, TBA					2.000%	12/01/2051	$6,500	$(6,479)	$(6,492)

Total Short Sales (1.3)%								$(6,479)	$(6,492)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(15,453) at a weighted average interest rate of 0.102%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond December Futures	12/2021	44	$7,744	$(92)	$25	$(25)
U.S. Treasury 10-Year Note December Futures	12/2021	74	9,739	(134)	10	0

$(226)	$35	$(25)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond December Futures	12/2021	34	$(3,477)	$59	$3	$0
Japan Government 10-Year Bond June Futures December Futures	12/2021	1	(1,360)	4	1	0
U.S. Treasury 2-Year Note December Futures	12/2021	13	(2,861)	2	0	(1)
U.S. Treasury 30-Year Bond December Futures	12/2021	45	(7,165)	224	0	(6)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	52	(9,935)	254	8	0
United Kingdom Long Gilt December Futures	12/2021	2	(337)	8	1	0

$551	$13	$(7)

Total Futures Contracts	$325	$48	$(32)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Airbus Finance BV	1.000%	Quarterly	06/20/2026	0.463%	EUR	1,800	$50	$5	$55	$1	$0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.472	$900	11	9	20	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.550	1,800	27	11	38	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	1.067	1,000	(6)	3	(3)	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2026	0.696	2,600	10	28	38	0	(2)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.716	EUR	500	(54)	37	(17)	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	1.876	100	(8)	3	(5)	(1)	0

$30	$96	$126	$1	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$752	$(9)	$10	$1	$0	$(1)
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	1,598	(38)	35	(3)	0	(1)
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	470	(11)	10	(1)	0	0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	372	(11)	9	(2)	0	0
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	1,100	(36)	(8)	(44)	0	0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	100	(3)	0	(3)	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	1,300	(45)	(6)	(51)	0	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	22,000	1,982	77	2,059	0	(20)
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	6,100	578	(3)	575	0	(7)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	3,900	95	(1)	94	0	(2)
iTraxx Asia ex-Japan 36 5-Year Index	1.000	Quarterly	12/20/2026	200	1	1	2	1	0
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	EUR	10,100	260	52	312	1	0
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly	06/20/2026	10,300	313	3	316	1	0
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly	12/20/2026	2,200	68	(1)	67	0	0

$3,144	$178	$3,322	$3	$(31)

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2021 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2032	GBP	4,200	$(32)	$158	$126	$19	$0
Receive	1-Year BRL-CDI	2.840	Maturity	01/03/2022	BRL	1,000	0	3	3	0	0
Receive	1-Year BRL-CDI	2.848	Maturity	01/03/2022		800	0	2	2	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		4,200	0	11	11	0	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		4,200	0	11	11	0	0
Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022		1,500	0	4	4	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		600	0	1	1	0	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022		2,700	0	7	7	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		2,400	0	6	6	0	0
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022		500	0	1	1	0	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022		800	0	2	2	0	0
Pay	1-Year BRL-CDI	3.060	Maturity	01/03/2022		24,800	0	(53)	(53)	0	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		6,100	(9)	16	7	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		176,700	(52)	(228)	(280)	0	0
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022		6,100	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022		6,300	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	5.830	Maturity	01/02/2023		3,800	37	(32)	5	0	(1)
Pay	1-Year BRL-CDI	5.836	Maturity	01/02/2023		3,400	33	(28)	5	0	0
Pay	1-Year BRL-CDI	5.855	Maturity	01/02/2023		1,100	11	(9)	2	0	0
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023		43,200	(8)	(162)	(170)	0	(6)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		$400	(7)	4	(3)	0	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022		2,400	(33)	12	(21)	0	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		17,500	(1,817)	527	(1,290)	0	(2)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		2,400	(227)	73	(154)	0	(1)
Receive	3-Month USD-LIBOR	1.300	Semi-Annual	03/16/2025		1,700	(75)	43	(32)	0	(1)
Receive	3-Month USD-LIBOR	1.300	Semi-Annual	03/18/2025		1,700	(75)	43	(32)	0	(1)
Receive	3-Month USD-LIBOR	0.940	Semi-Annual	06/08/2026		1,100	0	1	1	0	(1)
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		8,200	126	59	185	0	(8)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		11,200	(1,680)	557	(1,123)	0	(12)
Pay(5)	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		12,400	151	(89)	62	14	0
Receive	3-Month USD-LIBOR	1.740	Semi-Annual	12/16/2026		400	(32)	17	(15)	0	(1)
Receive	3-Month USD-LIBOR	1.235	Semi-Annual	05/12/2028		400	(1)	1	0	0	(1)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		3,213	(177)	13	(164)	4	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		1,300	(170)	80	(90)	0	(2)
Pay	3-Month USD-LIBOR	1.265	Semi-Annual	09/28/2028		800	(2)	(2)	(4)	1	0
Pay (5)	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		3,066	73	(50)	23	5	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029		800	(98)	58	(40)	0	(2)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		800	(62)	55	(7)	0	(2)
Receive(5)	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030		2,800	(282)	204	(78)	0	(6)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030		1,600	(199)	124	(75)	0	(3)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030		800	(100)	64	(36)	0	(2)
Receive	3-Month USD-LIBOR	1.430	Semi-Annual	03/17/2030		800	(57)	57	0	0	(2)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		24,800	(1,343)	1,720	377	0	(53)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		719	5	25	30	0	(2)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		10,895	(269)	111	(158)	15	(11)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	07/16/2031		800	(4)	9	5	0	(2)
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	09/07/2031		900	(4)	16	12	0	(2)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		7,000	(163)	46	(117)	0	(19)
Receive	3-Month USD-LIBOR	1.910	Semi-Annual	10/17/2049		300	(70)	64	(6)	0	(1)
Receive	3-Month USD-LIBOR	1.895	Semi-Annual	10/18/2049		300	(69)	64	(5)	0	(1)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		2,200	(715)	500	(215)	0	(7)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		3,000	(480)	632	152	0	(7)
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		1,200	(272)	263	(9)	0	(3)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		900	(295)	212	(83)	0	(3)
Pay	3-Month USD-LIBOR	1.491	Semi-Annual	01/21/2051		400	(5)	(28)	(33)	1	0
Pay	3-Month USD-LIBOR	1.438	Semi-Annual	01/22/2051		7,200	(83)	(611)	(694)	15	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		2,000	392	(122)	270	0	(6)
Receive	3-Month USD-LIBOR	1.785	Semi-Annual	08/12/2051		500	(7)	14	7	0	(1)
Receive (5)	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		2,500	(185)	90	(95)	0	(8)
Receive	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	22,200	(117)	50	(67)	0	0
Receive	3-Month ZAR-JIBAR	8.000	Quarterly	03/15/2024		1,300	(9)	3	(6)	0	0
Receive	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		4,800	(36)	13	(23)	0	0
Pay	3-Month ZAR-JIBAR	4.850	Quarterly	01/07/2026		1,700	0	(4)	(4)	0	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	01/11/2026		5,100	(1)	(13)	(14)	0	0
Pay	3-Month ZAR-JIBAR	4.915	Quarterly	02/01/2026		4,000	(1)	(9)	(10)	0	0
Receive	3-Month ZAR-JIBAR	5.970	Quarterly	03/10/2026		200	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		21,600	111	(36)	75	0	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	13,870	1,320	(400)	920	0	(2)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,090	126	(44)	82	0	0
Receive	6-Month EUR-EURIBOR	0.453	Annual	12/29/2023	EUR	100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	0.425	Annual	06/28/2024		100	0	0	0	0	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2021 (Unaudited)

Receive	6-Month EUR-EURIBOR	0.395	Annual	12/30/2024		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		1,800	(4)	44	40	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		700	(25)	19	(6)	0	0
Receive (5)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032		4,300	(83)	71	(12)	1	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		200	(13)	28	15	1	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		400	(63)	61	(2)	1	0
Receive	6-Month JPY-LIBOR	0.020	Semi-Annual	09/20/2028	JPY	430,000	9	12	21	0	(3)
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/15/2029		3,081,000	32	102	134	0	(21)
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021	MXN	1,200	2	(2)	0	0	0
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021		900	1	(1)	0	0	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		1,200	2	(2)	0	0	0
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		4,400	9	(7)	2	0	0
Pay	28-Day MXN-TIIE	5.850	Lunar	05/02/2022		1,900	2	(2)	0	0	0
Receive	28-Day MXN-TIIE	4.650	Lunar	05/10/2022		54,800	(8)	22	14	0	(1)
Receive	28-Day MXN-TIIE	4.825	Lunar	05/27/2022		5,600	(2)	3	1	0	0
Receive	28-Day MXN-TIIE	4.740	Lunar	06/03/2022		13,800	(3)	7	4	0	0
Receive	28-Day MXN-TIIE	4.580	Lunar	06/10/2022		14,200	(1)	6	5	0	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		1,800	6	(4)	2	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		3,400	12	(8)	4	0	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		42,200	146	(96)	50	2	0
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		1,000	3	(2)	1	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,700	6	(4)	2	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		9,500	31	(21)	10	0	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		3,800	13	(9)	4	0	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		3,900	14	(10)	4	0	0
Pay	28-Day MXN-TIIE	4.470	Lunar	02/27/2023		9,100	0	(10)	(10)	0	0
Pay	28-Day MXN-TIIE	4.520	Lunar	02/27/2023		18,300	0	(20)	(20)	1	0
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023		86,100	2	(93)	(91)	3	0
Pay	28-Day MXN-TIIE	4.560	Lunar	02/27/2023		9,000	0	(9)	(9)	0	0
Pay	28-Day MXN-TIIE	4.565	Lunar	02/27/2023		9,100	0	(10)	(10)	0	0
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023		55,900	0	(61)	(61)	2	0
Pay	28-Day MXN-TIIE	7.700	Lunar	05/02/2023		2,500	9	(6)	3	0	0
Pay	28-Day MXN-TIIE	5.795	Lunar	06/02/2023		2,900	4	(5)	(1)	0	0
Pay	28-Day MXN-TIIE	6.350	Lunar	09/01/2023		900	2	(2)	0	0	0
Pay	28-Day MXN-TIIE	5.120	Lunar	05/06/2025		7,100	3	(22)	(19)	0	0
Pay	28-Day MXN-TIIE	5.280	Lunar	05/23/2025		2,400	2	(8)	(6)	0	0
Pay	28-Day MXN-TIIE	5.280	Lunar	05/30/2025		5,900	4	(19)	(15)	0	0
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025		6,100	3	(20)	(17)	0	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		3,000	6	(12)	(6)	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		12,400	28	(50)	(22)	1	0
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		3,800	12	(16)	(4)	0	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		200	1	(1)	0	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		9,000	61	(46)	15	1	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	21	(15)	6	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		5,200	35	(26)	9	0	0
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027		12,100	9	(54)	(45)	1	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		26,500	134	(132)	2	2	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		2,900	15	(14)	1	0	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		7,300	41	(37)	4	1	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		3,300	(25)	18	(7)	0	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		100	(1)	1	0	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		18,900	(142)	102	(40)	0	(1)
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		300	(2)	1	(1)	0	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		2,100	(16)	11	(5)	0	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		1,500	10	(12)	(2)	0	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		400	(2)	3	1	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		1,500	9	(12)	(3)	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		3,100	(31)	27	(4)	0	0
Receive	UKRPI	4.000	Maturity	09/15/2031	GBP	300	0	(1)	(1)	0	(1)
Pay	UKRPI	4.055	Maturity	09/15/2031		400	2	1	3	2	0
Pay	UKRPI	4.066	Maturity	09/15/2031		700	(9)	16	7	8	0

							$(6,667)	$3,784	$(2,883)	$101	$(209)

Total Swap Agreements							$(3,493)	$4,058	$565	$105	$(244)

(m)

Securities with an aggregate market value of $5,187 and cash of $4,277 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2021 (Unaudited)

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)			This instrument has a forward starting effective date.
(n)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	10/2021		$376	CNH	2,436	$1	$0
	10/2021		24,574	GBP	18,174	0	(86)
	10/2021		491	PEN	1,968	0	(15)
	11/2021	GBP	18,174		$24,575	86	0
	11/2021		$334	RUB	24,984	7	0
	12/2021		445		33,157	5	0
	12/2021	ZAR	10,059		$679	17	0
	02/2022		3,580		246	13	0
	06/2022	PEN	1,042		249	2	0
BPS	10/2021	AUD	114		84	1	0
	10/2021	BRL	11,755		2,161	3	0
	10/2021	MXN	105,824		5,239	113	0
	10/2021		$2,230	BRL	11,755	0	(71)
	10/2021		224	CNH	1,452	1	0
	10/2021		305	EUR	258	0	(7)
	11/2021		565	CAD	707	0	(7)
	11/2021		3,217	MXN	64,940	0	(87)
	01/2022		4,960		101,563	0	(109)
	02/2022		421	CLP	335,098	0	(12)
BRC	11/2021		98	RUB	7,347	2	0
CBK	10/2021	BRL	172		$32	0	0
	10/2021	PEN	2,115		533	21	0
	10/2021		$33	BRL	172	0	(1)
	10/2021		566	CLP	435,510	0	(30)
	10/2021		248	PEN	955	0	(17)
	11/2021	PEN	1,503		$380	17	0
	11/2021		$1,897	NOK	16,765	20	0
	11/2021		164	PEN	677	0	(1)
	11/2021		805	RUB	60,118	15	0
	12/2021	PEN	2,227		$606	68	0
	12/2021		$125	CNH	811	0	0
	12/2021		772	INR	59,223	19	0
	12/2021		294	RUB	21,857	2	0
	12/2021	ZAR	29,528		$2,010	68	0
	02/2022	PEN	1,312		319	4	0
	02/2022	ZAR	982		64	0	0
	03/2022		$231	PEN	955	0	(2)
	04/2022		3	INR	220	0	0
	05/2022	PEN	794		$192	3	0
	05/2022		$630	PEN	2,577	0	(15)
FBF	11/2021		90	RUB	6,757	2	0
GLM	10/2021	BRL	36,261		$6,803	145	0
	10/2021		$6,676	BRL	36,261	0	(17)
	10/2021		113	CNH	736	1	0
	10/2021		514	RUB	38,748	17	0
	11/2021	PEN	710		$189	18	0
	11/2021		$6,771	BRL	36,261	0	(143)
	11/2021		104	RUB	7,722	2	0
	12/2021		125	CNH	814	0	0
	12/2021		1,918	IDR	27,614,863	0	(6)
	12/2021		715	RUB	53,208	6	0
	01/2022		161	PEN	664	0	(1)
	02/2022	CAD	498		$412	19	0
	04/2022		$251	INR	19,763	9	0
HUS	10/2021	CNH	1,048		$162	0	0
	10/2021		$5,027	MXN	105,824	99	0
	10/2021		156	RUB	11,726	5	0
	11/2021		162	CNH	1,051	0	0
	11/2021		17	RUB	1,293	0	0
	12/2021	PEN	121		$33	4	0
	12/2021		$336	IDR	4,830,795	0	(1)
	12/2021		335	INR	25,782	10	0
	02/2022	ZAR	2,521		$174	10	0
MYI	10/2021	BRL	22,864		4,203	5	0
	10/2021		$4,228	BRL	22,864	0	(30)
	10/2021		539	GBP	391	0	(13)
	11/2021		548	IDR	7,876,107	0	0
	04/2022	INR	16,666		$211	0	(7)

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2021 (Unaudited)

SCX	10/2021	EUR	16,582	19,587	379	0
10/2021	GBP	18,995	26,030	437	0
10/2021	JPY	36,900	336	4	0
10/2021	$589	GBP	430	0	(10)
10/2021	767	RUB	57,747	24	0
11/2021	EUR	16,324	$18,929	10	0
11/2021	JPY	36,900	331	0	(1)
12/2021	PEN	74	20	2	0
12/2021	$148	CNH	961	0	0
12/2021	694	IDR	9,971,877	0	(4)
12/2021	1,753	INR	131,629	6	0
12/2021	ZAR	5,552	$388	23	0
TOR	12/2021	$135	CNH	872	0	0
12/2021	348	IDR	4,997,146	0	(1)
02/2022	ZAR	745	$49	0	0

Total Forward Foreign Currency Contracts	$1,725	$(694)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000%	01/19/2022	400	$(2)	$(2)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	4,800	(6)	(3)
BPS	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	200	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	1,400	(1)	(1)
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	1,200	(1)	(1)
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	12/15/2021	500	(2)	(2)
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	1,300	(7)	(7)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	5,750	(6)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	11,500	(13)	(7)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	600	(1)	(1)
CBK	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	500	(3)	(3)
FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	200	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	5,200	(5)	(1)
GST	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	200	(1)	(1)
Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	200	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	17,200	(17)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	700	(1)	(1)
MYC	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	14,400	(16)	(9)

$(85)	$(43)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus INR	INR	81.000	04/27/2022	321	$(6)	$(1)
GLM	Call - OTC USD versus CAD	CAD	1.265	02/11/2022	2,122	(21)	(36)
MYI	Call - OTC USD versus INR	INR	81.500	04/22/2022	846	(15)	(3)

$(42)	$(40)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.012%	10/22/2021	400	$(1)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.015	10/22/2021	400	(1)	(3)
FAR	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.009	12/29/2021	1,000	(3)	(2)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.014	12/29/2021	1,000	(2)	(3)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.012	10/01/2021	600	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.015	10/01/2021	600	(2)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.012	10/13/2021	600	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.015	10/13/2021	600	(1)	(4)

$(13)	$(15)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	$100.813	10/07/2021	500	$(2)	$(3)

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2021 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.727	10/07/2021	200	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.813	10/07/2021	400	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	99.859	11/03/2021	300	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.367	11/03/2021	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.391	11/03/2021	500	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.484	11/03/2021	500	(2)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.566	11/03/2021	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.859	11/03/2021	300	0	0

$(7)	$(5)

Total Written Options	$(147)	$(103)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Mexico Government International Bond	1.000%	Quarterly	06/20/2022	0.211%	$100	$(2)	$3	$1	$0
South Africa Government International Bond	1.000	Quarterly	06/20/2023	0.928	600	(36)	37	1	0
BPS	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.714	100	(6)	6	0	0
Brazil Government International Bond	1.000	Quarterly	12/20/2022	0.816	900	(40)	42	2	0
Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	0.489	100	(15)	15	0	0
BRC	Qatar Government International Bond	1.000	Quarterly	12/20/2022	0.103	200	1	1	2	0
Russia Government International Bond	1.000	Quarterly	12/20/2021	0.241	550	(16)	17	1	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2022	0.816	3,000	(116)	124	8	0
Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.409	600	(10)	2	0	(8)
Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.155	100	0	(1)	0	(1)
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.409	400	(6)	1	0	(5)
Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.416	400	(7)	13	6	0
Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	0.489	600	(94)	95	1	0
Russia Government International Bond	1.000	Quarterly	12/20/2022	0.325	4,660	(102)	142	40	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.016	200	0	0	0	0
South Africa Government International Bond	1.000	Quarterly	12/20/2022	0.672	1,200	(25)	30	5	0
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.068	300	(15)	15	0	0

$(489)	$542	$67	$(14)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FBF	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$155	$(1)	$2	$1	$0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	11,700	(255)	362	107	0
CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	15,100	23	9	32	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,492	(593)	701	108	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,625	1	14	15	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	200	1	1	2	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,620	(40)	93	53	0

$(864)	$1,182	$318	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Pay	3-Month CNY-CNREPOFIX	2.445%	Quarterly	06/17/2025	CNY	7,100	$0	$1	$1	$0
CBK	Pay	3-Month CNY-CNREPOFIX	2.845	Quarterly	01/23/2025	2,000	0	5	5	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2021 (Unaudited)

	Pay	3-Month CNY-CNREPOFIX		2.850	Quarterly	01/23/2025	1,300	0	3	3	0

								$0	$9	$9	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	0.124% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2021	$100	$0	$0	$0	$0
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.124% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2021	100	0	0	0	0

								$0	$0	$0	$0

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Investment Grade Corporate Bond ETF	3,227	(1.516)% (1-Month USD-LIBOR less a specified spread)	Monthly	10/17/2022	$282	$0	$0	$0	$0

Total Swap Agreements								$(1,353)	$1,733	$394	$(14)

(1)						Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Loan Participations and Assignments						$0	$35,168	$3,135		$38,303
Corporate Bonds & Notes
Banking & Finance						0	67,387	0		67,387
Industrials						0	70,665	0		70,665
Utilities						0	29,283	0		29,283
Municipal Bonds & Notes
Illinois						0	238	0		238
Puerto Rico						0	204	0		204
U.S. Government Agencies						0	99,244	0		99,244
U.S. Treasury Obligations						0	87,819	0		87,819
Non-Agency Mortgage-Backed Securities						0	54,463	0		54,463
Asset-Backed Securities						0	93,644	87		93,731
Sovereign Issues						0	23,955	0		23,955
Common Stocks
Communication Services						1,148	0	550		1,698
Energy						327	0	0		327
Industrials						0	25	612		637
Warrants
Information Technology						0	0	40		40
Preferred Securities
Banking & Finance						0	4,459	0		4,459
Industrials						0	485	0		485
Real Estate Investment Trusts
Real Estate						16	0	0		16
Sovereign Issues						0	0	0		0
Short-Term Instruments
Repurchase Agreements						0	760	0		760

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2021 (Unaudited)

Argentina Treasury Bills	0	418	0	418

	$1,491	$568,21	$4,424	$574,132
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$27,456	$0	$0	$27,456

Total Investments	$28,947	$568,217	$4,424	$601,588

Short Sales, at Value - Liabilities
Sovereign Issues	0	0	0	0
U.S. Government Agencies	0	(6,492)	0	(6,492)

	$0	$(6,492)	$0	$(6,492)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	30	123	0	153
Over the counter	0	2,119	0	2,119

	$30	$2,242	$0	$2,272
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(32)	(244)	0	(276)
Over the counter	0	(811)	0	(811)

	$(32)	$(1,055)	$0	$(1,087)

Total Financial Derivative Instruments	$(2)	$1,187	$0	$1,185

Totals	$28,945	$562,912	$4,424	$596,281

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the

Notes to Financial Statements (Cont.)

Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”)

website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$7,742	$212,412	$(192,700)	$(1)	$3	$27,456	$12	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	TOR	The Toronto-Dominion Bank
FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:
ARS	Argentine Peso	CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso
AUD	Australian Dollar	EUR	Euro	NOK	Norwegian Krone
BRL	Brazilian Real	GBP	British Pound	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	CNREPOFIX	China Fixing Repo Rates 7-Day	RUONIA	Ruble Overnight Index Average
CDX.EM	Credit Derivatives Index - Emerging Markets	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR	UKRPI	United Kingdom Retail Prices Index
CDX.IG	Credit Derivatives Index - Investment Grade	PRIME	Daily US Prime Rate	US0003M	ICE 3-Month USD LIBOR
CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
BABs	Build America Bonds	DAC	Designated Activity Company	PIK	Payment-in-Kind
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CDI	Brazil Interbank Deposit Rate

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.0% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$230	$84
1.000% due 07/09/2029		5	2
36.162% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	8,070	45

Total Argentina (Cost $586)			131

AUSTRALIA 0.7%
ASSET-BACKED SECURITIES 0.0%
Driver Australia Trust 0.940% (BBSW1M + 0.930%) due 07/21/2026 ~	AUD	115	84

CORPORATE BONDS & NOTES 0.1%
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		$300	313

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Pepper Residential Securities Trust 1.013% due 03/12/2061 •		332	333
RESIMAC Bastille Trust 1.013% due 09/05/2057 •		457	457

			790

SOVEREIGN ISSUES 0.5%
Australia Government International Bond
1.000% due 11/21/2031	AUD	1,000	690
1.750% due 06/21/2051		800	502
Northern Territory Treasury Corp. 2.000% due 04/21/2031		800	581
South Australia Government Financing Authority 1.750% due 05/24/2032		800	570
Treasury Corp. of Victoria 4.250% due 12/20/2032		1,200	1,073

			3,416

Total Australia (Cost $4,548)			4,603

CANADA 0.7%
CORPORATE BONDS & NOTES 0.3%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$85	86
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	500	641
HSBC Bank Canada 3.300% due 11/28/2021		$1,200	1,206

			1,933

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	466	376
2.867% due 02/12/2055 ~		1,000	806
3.072% due 08/12/2053		379	308

			1,490

SOVEREIGN ISSUES 0.2%
Canada Government International Bond 2.000% due 12/01/2051		100	79
Canada Government Real Return Bond 1.500% due 12/01/2044 (f)		492	498

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

Province of Quebec 3.000% due 09/01/2023	1,100	908

		1,485

Total Canada (Cost $4,636)		4,908

CAYMAN ISLANDS 4.9%
ASSET-BACKED SECURITIES 4.4%
American Money Management Corp. CLO Ltd.
1.078% due 11/10/2030 •	$1,500	1,500
1.113% due 04/14/2029 •	1,480	1,481
Anchorage Capital CLO Ltd. 1.534% due 10/20/2031 •	1,500	1,501
Carlyle Global Market Strategies CLO Ltd. 1.075% due 08/14/2030 •	1,700	1,698
Cathedral Lake CLO Ltd. 0.976% due 07/16/2029 •	1,599	1,600
Crestline Denali CLO Ltd. 1.164% due 04/20/2030 •	1,700	1,700
Dryden Senior Loan Fund 1.026% due 10/15/2027 •	859	859
GoldenTree Loan Management U.S. CLO Ltd. 1.474% due 01/20/2033 •	1,400	1,402
Jamestown CLO Ltd. 1.466% due 04/15/2033 •	1,300	1,302
LCM LP 1.174% due 10/20/2027 •	804	805
Marathon CLO Ltd. 1.001% due 11/21/2027 •	371	371
Marble Point CLO Ltd. 1.166% due 10/15/2030 •	900	900
MidOcean Credit CLO 1.229% due 01/29/2030 •	1,700	1,699
Mountain View CLO LLC 1.216% due 10/16/2029 •	1,500	1,500
Mountain View CLO Ltd. 0.926% due 10/15/2026 •	5	5
Palmer Square Loan Funding Ltd. 0.971% due 07/20/2029 •	1,600	1,597
STWD Ltd. 1.284% due 04/18/2038 •	1,700	1,704
Symphony CLO Ltd. 1.083% due 07/14/2026 •	651	652
THL Credit Wind River Clo Ltd. 1.164% due 04/15/2031 •	1,700	1,700
Tralee CLO Ltd. 1.244% due 10/20/2028 •	1,215	1,217
Venture CLO Ltd.
1.006% due 04/15/2027 •	246	246
1.115% due 09/07/2030 •	1,300	1,299
Vibrant CLO Ltd. 1.174% due 09/15/2030 •	1,700	1,703
Vibrant Clo Ltd. 1.240% due 07/20/2032 •	1,600	1,601
WhiteHorse Ltd. 1.064% due 04/17/2027 •	3	3
Zais CLO Ltd. 1.276% due 04/15/2028 •	347	347

		30,392

CORPORATE BONDS & NOTES 0.4%
MGM China Holdings Ltd. 4.750% due 02/01/2027	500	493
QNB Finance Ltd. 1.126% (US0003M + 1.000%) due 05/02/2022 ~	1,000	1,004
S.A. Global Sukuk Ltd. 2.694% due 06/17/2031	400	404
Sands China Ltd.
5.125% due 08/08/2025	200	216
5.400% due 08/08/2028	500	553
Tencent Holdings Ltd. 3.595% due 01/19/2028	200	214

		2,884

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
MF1 Multifamily Housing Mortgage Loan Trust 1.014% due 07/15/2036 •	800	801

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

Total Cayman Islands (Cost $33,974)			34,077

CHINA 15.6%
SOVEREIGN ISSUES 15.6%
China Development Bank
2.890% due 06/22/2025	CNY	28,600	4,421
3.050% due 08/25/2026		28,000	4,329
3.180% due 04/05/2026		20,800	3,233
3.390% due 07/10/2027		14,000	2,201
3.430% due 01/14/2027		13,400	2,104
3.680% due 02/26/2026		85,400	13,551
3.740% due 09/10/2025		10,200	1,621
4.040% due 04/10/2027		38,200	6,173
4.150% due 10/26/2025		2,600	419
4.240% due 08/24/2027		67,700	11,061
4.880% due 02/09/2028		31,400	5,317
China Government International Bond
2.700% due 11/03/2026		12,900	1,995
2.740% due 08/04/2026		43,800	6,781
2.850% due 01/28/2026		6,800	1,060
2.850% due 06/04/2027		17,100	2,652
2.950% due 06/16/2023		2,200	344
3.020% due 10/22/2025		84,600	13,267
3.220% due 12/06/2025		2,200	348
3.280% due 12/03/2027		149,100	23,793
3.290% due 10/18/2023		6,500	1,024
3.820% due 11/02/2027		8,000	1,320

Total China (Cost $100,732)			107,014

DENMARK 3.2%
CORPORATE BONDS & NOTES 3.2%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	40,231	5,878
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		44,517	6,504
Nykredit Realkredit A/S
0.000% due 10/01/2022 •	EUR	1,400	1,630
1.000% due 10/01/2050	DKK	41,030	5,961
1.000% due 10/01/2053		11,916	1,725

Total Denmark (Cost $22,124)			21,698

FRANCE 2.8%
CORPORATE BONDS & NOTES 0.6%
BNP Paribas S.A.
1.675% due 06/30/2027 •		$1,000	996
2.159% due 09/15/2029 •		800	793
Societe Generale S.A. 1.488% due 12/14/2026 •		2,400	2,374

			4,163

SOVEREIGN ISSUES 2.2%
France Government International Bond
0.500% due 05/25/2072	EUR	1,000	895
0.750% due 05/25/2052		4,650	5,134
2.000% due 05/25/2048 (k)		6,200	9,228

			15,257

Total France (Cost $17,969)			19,420

GERMANY 2.8%
CORPORATE BONDS & NOTES 2.8%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	2,200	2,686
1.750% due 01/17/2028		700	859
2.222% due 09/18/2024 •		$1,800	1,845
2.625% due 12/16/2024	GBP	700	978
2.625% due 02/12/2026	EUR	1,500	1,903
3.300% due 11/16/2022		$1,200	1,238
3.547% due 09/18/2031 •		1,000	1,068
3.729% due 01/14/2032 •(i)		1,100	1,137
3.961% due 11/26/2025 •		1,400	1,515
4.250% due 10/14/2021		1,800	1,802
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)	EUR	200	238

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$900	940
Volkswagen Bank GmbH
1.250% due 08/01/2022	EUR	800	939
2.500% due 07/31/2026		700	896
ZF Finance GmbH 3.750% due 09/21/2028		700	886

Total Germany (Cost $18,648)			18,930

HUNGARY 0.0%
SOVEREIGN ISSUES 0.0%
Hungary Government International Bond
2.125% due 09/22/2031		$300	296

Total Hungary (Cost $296)			296

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$500	509
State Bank of India 4.000% due 01/24/2022		200	202

Total India (Cost $703)			711

IRELAND 1.1%
ASSET-BACKED SECURITIES 1.0%
Armada Euro CLO DAC 0.720% due 07/15/2031 •	EUR	700	809
Aurium CLO DAC 0.670% due 04/16/2030 •		500	579
Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 •		270	313
BlueMountain Fuji EUR CLO DAC 0.650% due 07/15/2030 •		1,500	1,742
Cairn CLO DAC 0.600% due 04/30/2031 •		1,100	1,271
CVC Cordatus Loan Fund DAC 0.650% due 10/15/2031 •		800	927
Man GLG Euro CLO DAC 0.690% due 12/15/2031 •		1,000	1,160

			6,801

CORPORATE BONDS & NOTES 0.1%
AIB Group PLC
2.875% due 05/30/2031 •		500	622
4.750% due 10/12/2023		$200	215

			837

Total Ireland (Cost $7,858)			7,638

ISRAEL 1.3%
SOVEREIGN ISSUES 1.3%
Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	22,800	7,072
0.750% due 07/31/2022		524	531
2.000% due 03/31/2027		1,388	1,461
3.800% due 05/13/2060		$1,300	1,446
4.125% due 01/17/2048		300	361
5.500% due 01/31/2022		1,617	1643

Total Israel (Cost $12,141)			12,514

ITALY 2.3%
CORPORATE BONDS & NOTES 1.2%
Banca Carige SpA
0.951% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	1,600	1,859
1.151% due 10/25/2021 •		1,600	1,854
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027		1,000	1,207
2.625% due 04/28/2025		500	594
UniCredit SpA
2.200% due 07/22/2027 •		350	434
7.500% due 06/03/2026 •(g)(h)		200	274
7.830% due 12/04/2023		$1,200	1,374

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

9.250% due 06/03/2022 •(g)(h)	EUR	600	732

			8,328

SOVEREIGN ISSUES 1.1%
Italy Buoni Poliennali Del Tesoro
1.500% due 04/30/2045		1,100	1,242
1.750% due 07/01/2024		3,000	3,665
1.850% due 07/01/2025		800	993
2.150% due 03/01/2072		1,000	1,139
Italy Government International Bond 6.000% due 08/04/2028	GBP	400	682

			7,721

Total Italy (Cost $15,505)			16,049

JAPAN 13.8%
CORPORATE BONDS & NOTES 0.7%
Mitsubishi UFJ Financial Group, Inc. 3.455% due 03/02/2023		$600	626
Mizuho Financial Group, Inc.
0.994% (US0003M + 0.880%) due 09/11/2022 ~		700	706
1.114% (US0003M + 1.000%) due 09/11/2024 ~		900	912
3.922% due 09/11/2024 •		500	531
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		200	208
3.522% due 09/17/2025		400	426
4.345% due 09/17/2027		400	440
4.810% due 09/17/2030		400	450
ORIX Corp. 3.250% due 12/04/2024		200	214

			4,513

SOVEREIGN ISSUES 13.1%
Development Bank of Japan, Inc. 1.750% due 08/28/2024		1,400	1,441
Japan Bank for International Cooperation 1.750% due 10/17/2024		500	516
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	455,382	4,206
0.100% due 03/20/2029		2,400,000	21,774
0.100% due 06/20/2029		180,000	1,633
0.100% due 03/20/2030		360,000	3,262
0.100% due 06/20/2031		1,280,000	11,540
0.300% due 06/20/2046		620,000	5,251
0.500% due 09/20/2046		202,000	1,791
0.500% due 03/20/2049		930,000	8,102
0.700% due 12/20/2048		772,000	7,090
0.700% due 06/20/2051		498,000	4,508
1.200% due 09/20/2035		1,340,000	13,639
1.300% due 06/20/2035		200,000	2,058
Tokyo Metropolitan Government
0.750% due 07/16/2025		$2,100	2,077
2.500% due 06/08/2022		600	608

			89,496

Total Japan (Cost $96,060)			94,009

JERSEY, CHANNEL ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.3%
Saranac Clo Ltd. 1.259% due 08/13/2031 •		$1,700	1,700

Total Jersey, Channel Islands (Cost $1,700)			1,700

KUWAIT 0.3%
SOVEREIGN ISSUES 0.3%
Kuwait International Government Bond 3.500% due 03/20/2027		$2,000	2,217

Total Kuwait (Cost $1,988)			2,217

LITHUANIA 0.1%
SOVEREIGN ISSUES 0.1%
Lithuania Government International Bond 1.100% due 04/26/2027	EUR	600	743

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

Total Lithuania (Cost $700)			743

LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Aroundtown S.A.
1.625% due 01/31/2028	EUR	700	857
5.375% due 03/21/2029		$200	235
Blackstone Property Partners Europe Holdings SARL 1.400% due 07/06/2022	EUR	400	467

Total Luxembourg (Cost $1,471)			1,559

MALAYSIA 0.5%
CORPORATE BONDS & NOTES 0.2%
Petronas Capital Ltd.
3.404% due 04/28/2061		$400	404
3.500% due 04/21/2030		300	325
4.550% due 04/21/2050		200	246
4.800% due 04/21/2060		200	261

			1,236

SOVEREIGN ISSUES 0.3%
Malaysia Government International Bond
3.502% due 05/31/2027	MYR	1,700	415
3.906% due 07/15/2026		3,900	974
Malaysia Government Investment Issue
4.130% due 07/09/2029		700	175
4.369% due 10/31/2028		1,300	332

			1,896

Total Malaysia (Cost $2,949)			3,132

MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Preferred Term Securities Ltd. 0.520% (US0003M + 0.400%) due 06/23/2035 ~		$779	722

Total Multinational (Cost $606)			722

NETHERLANDS 0.6%
ASSET-BACKED SECURITIES 0.4%
Dryden Euro CLO BV 0.660% due 04/15/2033 •	EUR	900	1,038
Jubilee CLO BV
0.610% due 04/15/2030 •		800	925
0.650% due 04/15/2031 •		500	580
Penta CLO BV 0.790% due 08/04/2028 •		265	307

			2,850

CORPORATE BONDS & NOTES 0.2%
Enel Finance International NV 2.650% due 09/10/2024		$1,300	1,363
Vonovia Finance BV 5.000% due 10/02/2023		100	108

			1,471

		SHARES
PREFERRED SECURITIES 0.0%
Stichting AK Rabobank Certificaten 19.437% due 12/29/2049 þ(g)		157,575	263

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

Total Netherlands (Cost $4,559)			4,584

		PRINCIPAL AMOUNT (000s)
NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	700	462

Total New Zealand (Cost $495)			462

NORWAY 0.1%
CORPORATE BONDS & NOTES 0.1%
DNB Boligkreditt A/S 3.250% due 06/28/2023		$500	525

Total Norway (Cost $500)			525

PERU 1.0%
CORPORATE BONDS & NOTES 0.1%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	2,200	523

SOVEREIGN ISSUES 0.9%
Peru Government International Bond
2.780% due 12/01/2060		$700	593
5.350% due 08/12/2040	PEN	1,100	211
5.940% due 02/12/2029		5,400	1,310
6.350% due 08/12/2028		15,200	3,797

			5,911

Total Peru (Cost $8,312)			6,434

QATAR 1.7%
CORPORATE BONDS & NOTES 0.2%
Qatar Petroleum
1.375% due 09/12/2026		$400	398
2.250% due 07/12/2031		300	297
3.125% due 07/12/2041		400	401
3.300% due 07/12/2051		500	506

			1,602

SOVEREIGN ISSUES 1.5%
Qatar Government International Bond
3.375% due 03/14/2024		400	426
3.750% due 04/16/2030		400	451
3.875% due 04/23/2023		3,800	4,002
4.000% due 03/14/2029		2,200	2,505
4.400% due 04/16/2050		400	489
4.500% due 04/23/2028		1,800	2,102

			9,975

Total Qatar (Cost $10,594)			11,577

ROMANIA 0.5%
SOVEREIGN ISSUES 0.5%
Romania Government International Bond
1.750% due 07/13/2030	EUR	700	794
2.000% due 04/14/2033		500	553
2.875% due 04/13/2042		800	867
Romanian Government International Bond
1.375% due 12/02/2029		600	684
2.625% due 12/02/2040		400	433

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

Total Romania (Cost $3,522)			3,331

SAUDI ARABIA 0.5%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co.
1.625% due 11/24/2025		$500	501
2.750% due 04/16/2022		400	405

			906

SOVEREIGN ISSUES 0.4%
Saudi Government International Bond
2.900% due 10/22/2025		500	533
3.250% due 10/26/2026		400	432
4.000% due 04/17/2025		1,900	2,081

			3,046

Total Saudi Arabia (Cost $3,715)			3,952

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	500	561
2.050% due 09/23/2036		500	545

Total Serbia (Cost $1,148)			1,106

SINGAPORE 1.0%
CORPORATE BONDS & NOTES 0.2%
BOC Aviation Ltd. 3.500% due 09/18/2027		$300	320
DBS Bank Ltd. 3.300% due 11/27/2021		400	402
PSA Treasury Pte Ltd. 2.500% due 04/12/2026		400	417

			1,139

SOVEREIGN ISSUES 0.8%
Singapore Government International Bond
1.625% due 07/01/2031	SGD	2,800	2,072
1.875% due 10/01/2051 (b)		2,200	1,600
2.250% due 08/01/2036		200	155
2.375% due 07/01/2039		400	316
2.750% due 04/01/2042		1,300	1,084
3.375% due 09/01/2033		500	432

			5,659

Total Singapore (Cost $6,806)			6,798

SLOVENIA 0.2%
SOVEREIGN ISSUES 0.2%
Slovenia Government International Bond 5.250% due 02/18/2024		$1,419	1,578

Total Slovenia (Cost $1,453)			1,578

SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond 4.850% due 09/30/2029		$500	515

Total South Africa (Cost $500)			515

SOUTH KOREA 0.0%
SOVEREIGN ISSUES 0.0%
Korea Government International Bond 2.125 due 06/10/2027		$1,225,000	1,038
2.375 due 12/10/2027		1,350,000	1,161
2.375 due 12/10/2028		5,820,000	4,999
2.625 due 06/10/2028		2,450,000	2,141
5.500 due 03/10/2028		1,350,000	1,375
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$200	212

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

Total South Korea (Cost $11,499)			10,926

SPAIN 2.9%
CORPORATE BONDS & NOTES 0.3%
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(g)(h)	EUR	200	249
Banco de Sabadell S.A.
0.875% due 07/22/2025		100	118
1.125% due 03/11/2027 •		100	119
Banco Santander S.A.
1.849% due 03/25/2026		$400	405
3.848% due 04/12/2023		200	210
4.125% due 11/12/2027 •(g)(h)	EUR	800	969
Merlin Properties Socimi S.A. 2.225% due 04/25/2023		200	239

			2,309

		SHARES
PREFERRED SECURITIES 0.2%
Banco Santander S.A. 5.250% due 09/29/2023 •(g)(h)		600,000	730
CaixaBank S.A. 5.875% due 10/09/2027 •(g)(h)		200,000	267

			997

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 2.4%
Autonomous Community of Catalonia 4.220% due 04/26/2035		200	310
Spain Government International Bond
0.250% due 07/30/2024		2,200	2,601
0.500% due 10/31/2031		1,000	1,164
0.850% due 07/30/2037		2,100	2,413
1.250% due 10/31/2030		1,400	1,758
1.400% due 07/30/2028 (k)		5,200	6,597
1.450% due 10/31/2071		1,600	1,652

			16,495

Total Spain (Cost $18,994)			19,801

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
European Investment Bank
0.500% due 06/21/2023	AUD	500	363
0.500% due 08/10/2023		400	290

Total Supranational (Cost $726)			653

SWITZERLAND 1.5%
CORPORATE BONDS & NOTES 1.5%
Credit Suisse AG 6.500% due 08/08/2023 (h)		$200	219
Credit Suisse Group AG
1.316% (US0003M + 1.200%) due 12/14/2023 ~		800	809
2.193% due 06/05/2026 •		1,200	1,223
3.800% due 06/09/2023		800	843
3.869% due 01/12/2029 •		800	874
4.194% due 04/01/2031 •		1,200	1,345
4.282% due 01/09/2028		250	278
7.500% due 12/11/2023 •(g)(h)		300	328
UBS AG
5.125% due 05/15/2024 (h)		1,318	1,443
7.625% due 08/17/2022 (h)		1,600	1,696
UBS Group AG 5.750% due 02/19/2022 •(g)(h)	EUR	1,100	1,296

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

Total Switzerland (Cost $10,186)			10,354

UNITED ARAB EMIRATES 0.1%
CORPORATE BONDS & NOTES 0.0%
First Abu Dhabi Bank PJSC 3.000% due 03/30/2022		$200	203

SOVEREIGN ISSUES 0.1%
Emirate of Abu Dhabi Government International Bond
3.125% due 04/16/2030		200	217
3.875% due 04/16/2050		300	344

			561

Total United Arab Emirates (Cost $687)			764

UNITED KINGDOM 11.1%
CORPORATE BONDS & NOTES 5.9%
Annington Funding PLC 1.650% due 07/12/2024	EUR	800	968
Barclays Bank PLC 7.625% due 11/21/2022 (h)		$3,300	3,538
Barclays PLC
1.555% (US0003M + 1.430%) due 02/15/2023 ~		700	703
3.650% due 03/16/2025		600	646
4.610% due 02/15/2023 •		600	609
4.836% due 05/09/2028		1,000	1,131
5.088% due 06/20/2030 •		1,000	1,155
7.125% due 06/15/2025 •(g)(h)	GBP	500	756
7.250% due 03/15/2023 •(g)(h)		700	1,006
8.000% due 06/15/2024 •(g)(h)		$400	452
Frontier Finance PLC 8.000% due 03/23/2022	GBP	281	387
HSBC Holdings PLC
1.116% (BBSW3M + 1.100%) due 02/16/2024 ~	AUD	2,300	1,677
1.125% (US0003M + 1.000%) due 05/18/2024 ~		$300	304
1.750% due 07/24/2027 •	GBP	700	942
3.803% due 03/11/2025 •		$1,100	1,174
4.041% due 03/13/2028 •		1,000	1,107
4.583% due 06/19/2029 •		800	909
4.750% due 07/04/2029 •(g)(h)	EUR	200	256
5.875% due 09/28/2026 •(g)(h)	GBP	300	444
6.500% due 03/23/2028 •(g)(h)		$700	790
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	500	813
5.125% due 03/07/2025		700	1,081
Lloyds Banking Group PLC
3.500% due 04/01/2026 •	EUR	300	389
3.900% due 11/23/2023	AUD	800	617
4.582% due 12/10/2025		$500	558
4.650% due 03/24/2026		800	900
5.125% due 12/27/2024 •(g)(h)	GBP	500	708
7.625% due 06/27/2023 •(g)(h)		1,000	1,454
Marks & Spencer PLC 3.750% due 05/19/2026		500	703
Nationwide Building Society 3.766% due 03/08/2024 •		$1,200	1,251
Natwest Group PLC
3.875% due 09/12/2023		300	318
4.445% due 05/08/2030 •		500	573
5.125% due 05/12/2027 •(g)(h)	GBP	400	579
6.000% due 12/29/2025 •(g)(h)		$800	897
8.000% due 08/10/2025 •(g)(h)		500	591
NatWest Markets PLC
0.625% due 03/02/2022	EUR	300	349
1.000% due 05/28/2024		800	955
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		$600	608
Rolls-Royce PLC 5.750% due 10/15/2027	GBP	400	600
Santander UK Group Holdings PLC
1.089% due 03/15/2025 •		$300	301
4.796% due 11/15/2024 •		2,400	2,599
7.375% due 06/24/2022 •(g)(h)	GBP	200	279
Santander UK PLC 0.600% (SONIO/N + 0.550%) due 02/12/2027 ~		500	683
Standard Chartered PLC
0.991% due 01/12/2025 •		$1,200	1,197
1.456% due 01/14/2027 •		1,200	1,182
Tesco PLC 6.125% due 02/24/2022	GBP	50	69

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

Tesco Property Finance PLC
5.411% due 07/13/2044	186	322
5.661% due 10/13/2041	98	173
Virgin Media Secured Finance PLC 5.000% due 04/15/2027	500	699

		40,402

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%
Avon Finance PLC 0.950% due 09/20/2048 •	952	1,288
Business Mortgage Finance PLC 2.071% due 02/15/2041 •	109	147
Eurohome UK Mortgages PLC 0.220% due 06/15/2044 •	264	349
Eurosail PLC 1.017% due 06/13/2045 •	341	459
Finsbury Square PLC
0.850% due 03/16/2070 •	933	1,262
1.017% due 09/12/2068 •	374	505
Harben Finance PLC 0.868% due 08/20/2056 •	815	1,099
Hawksmoor Mortgage Funding PLC 1.100% due 05/25/2053 •	828	1,121
Hawksmoor Mortgages 1.100% due 05/25/2053 •	1,506	2,038
Mansard Mortgages PLC 0.720% due 12/15/2049 •	107	143
Newgate Funding PLC
0.227% due 12/01/2050 •	233	305
1.070% due 12/15/2050 •	200	268
Precise Mortgage Funding PLC 1.250% due 12/12/2055 •	1,200	1,637
Residential Mortgage Securities PLC 1.300% due 06/20/2070 •	842	1,146
Ripon Mortgages PLC 0.868% due 08/20/2056 •	2,684	3,624
RMAC PLC 0.767% due 06/12/2046 •	1,898	2,560
RMAC Securities PLC 0.217% due 06/12/2044 •	359	470
Stratton Mortgage Funding PLC 0.950% due 07/20/2060 •	2,086	2,826
Towd Point Mortgage Funding 0.950% due 07/20/2045 •	1,915	2,589
Towd Point Mortgage Funding PLC 1.097% due 10/20/2051 •	1,027	1,395
Trinity Square PLC 0.899% due 07/15/2059 •	1,109	1,503

		26,734

	SHARES
PREFERRED SECURITIES 0.0%
Nationwide Building Society 10.250% ~	960	254

	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.3%
United Kingdom Gilt
0.625% due 10/22/2050	2,900	3,200
1.750% due 01/22/2049	1,300	1,895
3.250% due 01/22/2044	900	1,644
4.250% due 12/07/2040	1,200	2,412

		9,151

Total United Kingdom (Cost $73,828)		76,541

UNITED STATES 37.7%
ASSET-BACKED SECURITIES 5.4%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	$947	953
ACE Securities Corp. Home Equity Loan Trust 0.366% due 07/25/2036 •	1,174	1,004
Amortizing Residential Collateral Trust 0.786% due 10/25/2031 •	1	1

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

AMRESCO Residential Securities Corp. Mortgage Loan Trust 1.026% due 06/25/2029 •	1	1
Argent Mortgage Loan Trust 0.566% due 05/25/2035 •	1,242	1,181
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.846% due 02/25/2036 •	1,470	1,365
Citigroup Mortgage Loan Trust
0.246% due 12/25/2036 •	460	311
0.606% due 03/25/2036 •	449	442
Citigroup Mortgage Loan Trust, Inc.
0.346% due 06/25/2037 •	2,700	2,660
1.076% due 07/25/2035 •	1,200	1,199
Countrywide Asset-Backed Certificates
0.226% due 06/25/2035 •	283	270
0.226% due 06/25/2037 •	372	355
0.226% due 07/25/2037 •	264	250
0.226% due 06/25/2047 ^•	288	277
0.226% due 06/25/2047 •	921	895
0.236% due 04/25/2047 ^•	119	118
0.346% due 12/25/2036 ^•	311	310
0.366% due 03/25/2037 •	1,330	1,364
0.666% due 07/25/2036 •	51	51
4.635% due 08/25/2035 ^~	222	216
Countrywide Asset-Backed Certificates Trust 1.436% due 04/25/2035 •	841	843
Credit Suisse First Boston Mortgage Securities Corp. 0.706% due 01/25/2032 •	1	1
First Franklin Mortgage Loan Trust 0.201% due 07/25/2036 •	814	789
GSAMP Trust 0.731% due 11/25/2035 ^•	1,275	1,229
Home Equity Mortgage Loan Asset-Backed Trust 0.326% due 04/25/2037 •	491	394
HSI Asset Securitization Corp. Trust 0.346% due 04/25/2037 •	682	448
LL ABS Trust 1.070% due 05/15/2029	1,256	1,256
Long Beach Mortgage Loan Trust 0.646% due 10/25/2034 •	12	12
Merrill Lynch Mortgage Investors Trust 0.386% due 08/25/2037 •	1,180	778
Morgan Stanley ABS Capital, Inc. Trust 0.216% due 10/25/2036 •	118	112
Morgan Stanley Home Equity Loan Trust
0.186% due 12/25/2036 •	865	543
0.316% due 04/25/2037 •	726	486
Morgan Stanley Mortgage Loan Trust 5.919% due 09/25/2046 ^þ	145	53
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.521% due 03/25/2036 •	623	621
NovaStar Mortgage Funding Trust 0.216% due 03/25/2037 •	625	489
Option One Mortgage Loan Trust 0.226% due 01/25/2037 •	364	281
Renaissance Home Equity Loan Trust
2.636% due 12/25/2032 •	158	159
5.294% due 01/25/2037 þ	641	318
5.675% due 06/25/2037 ^þ	1,053	431
5.731% due 11/25/2036 þ	980	518
Residential Asset Mortgage Products Trust
0.526% due 12/25/2035 •	272	258
0.546% due 12/25/2035 •	810	749
Residential Asset Securities Corp. Trust 0.336% due 11/25/2036 ^•	2,015	1,984
Saxon Asset Securities Trust 1.836% due 12/25/2037 •	336	336
Soundview Home Loan Trust
0.236% due 06/25/2037 •	70	60
0.586% due 11/25/2036 •	1,400	1,360
Structured Asset Investment Loan Trust
0.216% due 07/25/2036 •	381	317
0.706% due 01/25/2036 •	904	893
Terwin Mortgage Trust 1.026% due 11/25/2033 •	17	16
Towd Point Mortgage Trust
1.086% due 05/25/2058 •	569	574
1.636% due 04/25/2060 ~	1,096	1,105
2.710% due 01/25/2060 ~	1,039	1,067
2.900% due 10/25/2059 ~	3,491	3,624

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		1,400	1,469

			36,796

CORPORATE BONDS & NOTES 6.5%
7-Eleven, Inc.
0.578% (US0003M + 0.450%) due 08/10/2022 ~		300	300
0.625% due 02/10/2023		1,600	1,601
0.800% due 02/10/2024		200	200
American Airlines Pass-Through Trust 3.000% due 04/15/2030		239	239
American Tower Corp. 2.950% due 01/15/2025		800	845
AT&T, Inc.
3.100% due 02/01/2043		300	288
3.300% due 02/01/2052		300	291
Bayer U.S. Finance LLC
1.126% (US0003M + 1.010%) due 12/15/2023 ~		500	507
3.875% due 12/15/2023		300	319
4.250% due 12/15/2025		300	332
4.375% due 12/15/2028		700	793
Boeing Co.
1.950% due 02/01/2024		100	102
2.750% due 02/01/2026		1,800	1,876
3.250% due 02/01/2028		400	423
Broadcom, Inc.
2.450% due 02/15/2031		400	388
2.600% due 02/15/2033		300	288
3.469% due 04/15/2034		300	309
Campbell Soup Co. 3.650% due 03/15/2023		229	238
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		200	209
Charles Schwab Corp. 0.750% due 03/18/2024		200	201
Charter Communications Operating LLC
3.750% due 02/15/2028		100	110
3.950% due 06/30/2062 (b)		600	580
4.464% due 07/23/2022		1,300	1,333
CVS Health Corp. 3.700% due 03/09/2023		55	57
D.R. Horton, Inc. 5.750% due 08/15/2023		1,300	1,410
Dell International LLC
6.100% due 07/15/2027		1,100	1,361
6.200% due 07/15/2030		200	256
Duke Energy Corp. 0.764% (US0003M + 0.650%) due 03/11/2022 ~		1,300	1,303
Equitable Holdings, Inc. 3.900% due 04/20/2023		65	68
ERAC USA Finance LLC 2.600% due 12/01/2021		1,200	1,202
Fidelity National Information Services, Inc.
0.750% due 05/21/2023	EUR	300	353
1.700% due 06/30/2022	GBP	200	272
Ford Motor Credit Co. LLC
0.000% due 12/07/2022 •	EUR	200	231
0.177% due 11/15/2023 •		100	115
1.744% due 07/19/2024		400	470
2.748% due 06/14/2024	GBP	400	545
3.087% due 01/09/2023		$600	610
3.370% due 11/17/2023		600	616
3.375% due 11/13/2025		400	411
3.810% due 01/09/2024		200	207
4.000% due 11/13/2030		200	208
4.375% due 08/06/2023		600	626
4.535% due 03/06/2025	GBP	500	718
GATX Corp. 0.841% (US0003M + 0.720%) due 11/05/2021 ~		$1,200	1,201
General Motors Financial Co., Inc. 3.550% due 07/08/2022		700	717
Goldman Sachs Group, Inc. 1.625% due 07/27/2026	EUR	800	990
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		$600	650
Hyatt Hotels Corp. 1.300% due 10/01/2023 (b)		300	300
Kilroy Realty LP 3.450% due 12/15/2024		100	107
Morgan Stanley 0.740% (CDOR03 + 0.300%) due 02/03/2023 ~(i)	CAD	3,300	2,614
MPT Operating Partnership LP 2.500% due 03/24/2026	GBP	900	1,234
NextEra Energy Capital Holdings, Inc. 0.849% (US0003M + 0.720%) due 02/25/2022 ~		$800	802

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

Nissan Motor Acceptance Co. LLC
0.822% due 09/28/2022 •	1,000	1,002
2.450% due 09/15/2028	500	495
Oracle Corp.
2.875% due 03/25/2031 (i)	2,300	2,368
3.950% due 03/25/2051 (i)	300	317
4.100% due 03/25/2061 (i)	100	107
Organon & Co. 5.125% due 04/30/2031	400	421
Pacific Gas & Electric Co.
2.100% due 08/01/2027	100	98
2.950% due 03/01/2026 ^	100	103
3.450% due 07/01/2025	100	104
4.000% due 12/01/2046 ^	100	97
4.550% due 07/01/2030	200	216
Penske Truck Leasing Co. LP 3.950% due 03/10/2025	1,400	1,518
Public Service Enterprise Group, Inc. 2.000% due 11/15/2021	400	400
SL Green Operating Partnership LP 3.250% due 10/15/2022	500	512
Southern California Edison Co.
0.690% (SOFRRATE + 0.640%) due 04/03/2023 ~	500	501
0.880% (SOFRRATE + 0.830%) due 04/01/2024 ~	100	101
1.100% due 04/01/2024	300	301
Spirit AeroSystems, Inc. 3.950% due 06/15/2023	600	612
Sprint Spectrum Co. LLC 4.738% due 09/20/2029	263	281
Walt Disney Co.
3.500% due 05/13/2040	100	110
3.600% due 01/13/2051	200	223
West Virginia United Health System Obligated Group 3.129% due 06/01/2050	800	811
Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022	2,100	2,120

		44,244

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Avolon TLB Borrower (U.S.) LLC 2.750% (LIBOR03M + 2.250%) due 12/01/2027 ~	1,194	1,196
CenturyLink, Inc. 2.334% (LIBOR03M + 2.250%) due 03/15/2027 ~	380	376
Charter Communications Operating LLC 1.840% (LIBOR03M + 1.750%) due 02/01/2027 ~	569	566

		2,138

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%
American Home Mortgage Investment Trust 1.655% due 09/25/2045 •	4	4
AREIT Trust 1.180% due 07/17/2026 «•(b)	1,700	1,700
Banc of America Mortgage Trust 2.673% due 02/25/2036 ^~	27	27
Bear Stearns Adjustable Rate Mortgage Trust 2.489% due 08/25/2033 ~	1	1
Bear Stearns ALT-A Trust
0.406% due 02/25/2034 •	25	24
2.910% due 09/25/2035 ^~	15	12
3.057% due 11/25/2035 ^~	17	15
3.311% due 03/25/2036 ^~	80	70
3.445% due 08/25/2036 ^~	28	18
Bear Stearns Structured Products, Inc. Trust 2.727% due 12/26/2046 ^~	16	15
Chase Mortgage Finance Trust 2.909% due 07/25/2037 ~	31	29
Citigroup Mortgage Loan Trust 2.500% due 05/25/2051 ~	893	907
Citigroup Mortgage Loan Trust, Inc.
0.436% due 10/25/2035 •	1,233	759
2.220% due 09/25/2035 •	2	2
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 2.229% due 09/25/2035 ^~	119	115
Countrywide Alternative Loan Trust
0.507% due 03/20/2046 •	39	33
0.646% due 02/25/2037 •	31	27
1.092% due 12/25/2035 •	29	27
1.592% due 11/25/2035 •	7	7
5.250% due 06/25/2035 ^	5	5
Countrywide Home Loan Mortgage Pass-Through Trust
0.546% due 05/25/2035 •	15	14
0.726% due 03/25/2035 •	25	22
0.746% due 02/25/2035 •	4	4
2.802% due 11/25/2034 ~	3	3

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

2.887% due 08/25/2034 ^~	2	2
5.500% due 01/25/2035	258	266
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 08/25/2036 ^	950	845
5.863% due 02/25/2037 ^~	160	52
DBUBS Mortgage Trust 1.361% due 11/10/2046 ~(a)	108	0
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.836% due 10/25/2047 •	611	580
Extended Stay America Trust 1.164% due 07/15/2038 •	1,592	1,599
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	396	402
2.500% due 02/25/2052 ~	794	808
GSR Mortgage Loan Trust
0.416% due 12/25/2034 •	18	17
2.375% due 04/25/2035 ~	36	38
2.967% due 01/25/2036 ^~	21	22
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~	629	632
IndyMac Mortgage Loan Trust
0.506% due 05/25/2046 •	312	308
0.566% due 07/25/2035 •	12	12
JP Morgan Mortgage Trust
2.500% due 11/25/2051 «	5,100	5,239
2.701% due 02/25/2036 ^~	14	12
2.886% due 07/27/2037 ~	47	47
JPMorgan Mortgage Trust 3.000% due 01/25/2052 ~	3,474	3,592
Manhattan West Mortgage Trust 2.130% due 09/10/2039	1,400	1,429
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.524% due 12/15/2030 •	2	2
MFA Trust
1.381% due 04/25/2065 ~	1,222	1,227
1.947% due 04/25/2065 ~	444	448
Morgan Stanley Bank of America Merrill Lynch Trust 1.044% due 12/15/2048 ~(a)	824	8
Morgan Stanley Mortgage Loan Trust 2.038% due 06/25/2036 ~	15	16
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,209	1,251
2.750% due 11/25/2059 ~	1,009	1,039
One New York Plaza Trust 1.034% due 01/15/2026 •	1,600	1,607
Residential Accredit Loans, Inc. Trust
0.236% due 02/25/2047 •	23	12
0.446% due 06/25/2046 •	241	76
0.506% due 04/25/2046 •	394	151
1.014% due 10/25/2037 ~	198	194
6.000% due 06/25/2036	477	459
Structured Adjustable Rate Mortgage Loan Trust 2.362% due 04/25/2034 ~	2	2
Structured Asset Mortgage Investments Trust
0.306% due 09/25/2047 •	67	62
0.506% due 05/25/2036 •	7	6
0.526% due 05/25/2036 •	48	47
0.546% due 05/25/2045 •	11	11
0.667% due 07/19/2034 •	1	1
0.747% due 09/19/2032 •	1	1
0.787% due 03/19/2034 •	2	2
1.592% due 08/25/2047 ^•	24	23
Structured Asset Securities Corp. 0.366% due 01/25/2036 •	199	189
Structured Asset Securities Corp. Mortgage Loan Trust 0.376% due 10/25/2036 •	414	378
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 ^þ	189	12
Thornburg Mortgage Securities Trust
1.479% due 06/25/2047 ^•	17	16
1.479% due 06/25/2047 •	1	1
Wachovia Mortgage Loan Trust LLC 2.352% due 10/20/2035 ^~	32	30
WaMu Mortgage Pass-Through Certificates Trust
0.706% due 01/25/2045 •	41	41
1.072% due 06/25/2046 •	21	22
1.092% due 02/25/2046 •	47	48
1.513% due 02/27/2034 •	2	2
2.351% due 03/25/2033 ~	5	5
2.448% due 12/25/2036 ^~	113	108
2.720% due 03/25/2035 ~	18	19
2.865% due 04/25/2035 ~	15	16

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust 1.032% due 07/25/2046 ^•	17	12

		27,286

	SHARES
PREFERRED SECURITIES 0.6%
AT&T, Inc. 2.875% due 03/02/2025 •(g)	500,000	587
Bank of America Corp. 5.875% due 03/15/2028 •(g)	700,000	800
Charles Schwab Corp. 5.375% due 06/01/2025 •(g)	500,000	557
Goldman Sachs Group, Inc. 3.800% due 05/10/2026 •(g)	400,000	410
Wells Fargo & Co. 3.900% due 03/15/2026 •(g)	1,500,000	1,548

		3,902

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 16.1%
Fannie Mae
0.206% due 03/25/2034 •	1	1
0.236% due 08/25/2034 •	1	1
0.434% due 09/25/2042 •	9	9
0.486% due 06/25/2036 •	13	13
1.299% due 10/01/2044 •	7	7
1.778% due 12/01/2034 •	1	1
1.946% due 05/25/2035 ~	4	4
2.422% due 11/01/2034 •	10	11
3.000% due 03/01/2060	765	828
3.500% due 01/01/2059	1,442	1,572
6.000% due 07/25/2044	6	7
Freddie Mac
0.446% due 01/15/2038 •	194	195
0.584% due 12/15/2032 •	3	3
0.684% due 12/15/2037 •	4	4
1.292% due 10/25/2044 •	21	22
1.902% due 01/15/2038 ~(a)	194	12
2.000% due 03/01/2035 •	4	4
2.072% due 04/01/2035 •	11	11
2.462% due 02/01/2029 •	1	1
Ginnie Mae
0.890% due 05/20/2066 - 06/20/2066 •	2,945	2,987
0.940% due 11/20/2066 •	505	513
1.875% due 04/20/2028 - 06/20/2030 •	1	1
2.000% due 04/20/2030 - 05/20/2030 •	1	0
3.000% due 07/20/2046 - 05/20/2047	37	38
Uniform Mortgage-Backed Security
2.500% due 11/01/2050 - 02/01/2051	8,927	9,261
3.000% due 10/01/2049 - 06/01/2051	2,107	2,264
3.500% due 10/01/2034 - 07/01/2050	1,842	1,967
4.000% due 06/01/2050	769	825
Uniform Mortgage-Backed Security, TBA
2.000% due 10/01/2051	31,900	31,988
4.000% due 10/01/2051 - 11/01/2051	54,100	58,020

		110,570

U.S. TREASURY OBLIGATIONS 4.8%
U.S. Treasury Bonds
1.375% due 11/15/2040	2,400	2,157
1.875% due 02/15/2041 (o)	700	685
U.S. Treasury Inflation Protected Securities (f)
0.500% due 01/15/2028	9,849	11,032
3.875% due 04/15/2029	830	1,159
U.S. Treasury Notes
0.625% due 05/15/2030	3,300	3,081
1.625% due 08/15/2029	3,300	3,362
2.875% due 04/30/2025 (m)(o)	10,600	11,424

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

			32,900

Total United States (Cost $252,123)			257,836

SHORT-TERM INSTRUMENTS 1.7%
REPURCHASE AGREEMENTS (j) 0.2%			1,265

ISRAEL TREASURY BILLS 1.5%
(0.017)% due 11/30/2021 - 08/03/2022 (d)(e)	ILS	33,300	10,328

Total Short-Term Instruments (Cost $11,433)			11,593

Total Investments in Securities (Cost $766,274)			781,401

		SHARES
INVESTMENTS IN AFFILIATES 1.0%
SHORT-TERM INSTRUMENTS 1.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short Asset Portfolio		30,141	302
PIMCO Short-Term Floating NAV Portfolio III		672,956	6,637

Total Short-Term Instruments (Cost $6,935)			6,939

Total Investments in Affiliates (Cost $6,935)			6,939

Total Investments 115.0% (Cost $773,209)			$788,340
Financial Derivative Instruments (l)(n) 0.4%(Cost or Premiums, net $1,794)			2,670
Other Assets and Liabilities, net (15.4)%			(105,505)

Net Assets 100.0%			$685,505

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^						Security is in default.
«						Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Security is an Interest Only ("IO") or IO Strip.
(b)						When-issued security.
(c)						Payment in-kind security.
(d)						Coupon represents a weighted average yield to maturity.
(e)						Zero coupon security.
(f)						Principal amount of security is adjusted for inflation.
(g)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)						Contingent convertible security.
(i)						RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date			Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG				3.729%	01/14/2032	01/11/2021			$1,100	$1,137	0.17%
Morgan Stanley				0.740	02/03/2023	01/30/2020			2,501	2,614	0.38
Oracle Corp.				2.875	03/25/2031	03/22/2021			2,297	2,368	0.34
Oracle Corp.				3.950	03/25/2051	03/22/2021			299	317	0.05
Oracle Corp.				4.100	03/25/2061	03/22/2021			100	107	0.01

								$6,297		$6,543	0.95%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By				Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$1,265	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023				$(1,290)	$1,265	$1,265

Total Repurchase Agreements									$(1,290)	$1,265	$1,265

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(1)	Settlement Date		Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements

BRC				(0.580)%	08/19/2021		11/22/2021		EUR	(8,472)	$(9,807)
JML				(0.550)	08/19/2021		11/22/2021		(4,999)		(5,786)

Total Reverse Repurchase Agreements											$(15,593)

SHORT SALES:
Description						Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(2)

Canada (0.3)%
Sovereign Issues (0.3)%
Canada Government International Bond						2.750%	12/01/2048	CAD	2,100	(2,037)	(1,954)

United States (17.1)%
U.S. Government Agencies (17.1)%
Uniform Mortgage-Backed Security, TBA						2.000%	11/01/2036		$9,300	(9,564)	(9,566)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

Uniform Mortgage-Backed Security, TBA	2.000	10/01/2051	38,100	(38,537)	(38,206)
Uniform Mortgage-Backed Security, TBA	2.000	12/01/2051	39,050	(38,922)	(39,000)
Uniform Mortgage-Backed Security, TBA	2.500	12/01/2050	5,100	(5,266)	(5,236)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2051	9,600	(9,923)	(9,880)
Uniform Mortgage-Backed Security, TBA	2.500	12/01/2051	1,100	(1,127)	(1,129)
Uniform Mortgage-Backed Security, TBA	3.000	12/01/2051	8,600	(8,992)	(8,973)
Uniform Mortgage-Backed Security, TBA	3.500	10/01/2036	400	(426)	(427)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2051	4,500	(4,761)	(4,765)

Total United States	(117,518)	(117,182)

Total Short Sales (17.4)%	$(119,555)	$(119,136)

(k)	Securities with an aggregate market value of $14,936 have been pledged as collateral under the terms of master agreements as of September 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(25,603) at a weighted average interest rate of (0.271%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for short sales includes $20 of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar March Futures	03/2022	12	$2,996	$1	$0	$0
Australia Government 3-Year Note December Futures	12/2021	242	20,371	(37)	6	(6)
Australia Government 10-Year Bond December Futures	12/2021	3	307	(5)	0	(5)
Euro-BTP Italy Government Bond December Futures	12/2021	352	61,956	(792)	196	(204)
Euro-Buxl 30-Year Bond December Futures	12/2021	11	2,591	(84)	7	(17)
U.S. Treasury 5-Year Note December Futures	12/2021	160	19,639	(125)	14	0
U.S. Treasury 10-Year Note December Futures	12/2021	234	30,797	(421)	33	0
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures	12/2021	128	18,592	(425)	22	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	9	1,720	(75)	0	(1)
United Kingdom Long Gilt December Futures	12/2021	21	3,541	(107)	2	(14)

$(2,070)	$280	$(247)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ EUR 174.000 on Euro-Bund November 2021 Futures (1)	10/2021	37	$(1)	$45	$1	$0
Euro-Bobl December Futures	12/2021	15	(2,344)	7	1	(2)
Euro-Bund 10-Year Bond December Futures	12/2021	362	(71,209)	887	138	(122)
Euro-OAT France Government 10-Year Bond December Futures	12/2021	95	(18,262)	313	38	(35)
Euro-Schatz December Futures	12/2021	46	(5,979)	4	0	0
U.S. Treasury 30-Year Bond December Futures	12/2021	23	(3,662)	98	0	(3)

$1,354	$178	$(162)

Total Futures Contracts	$(716)	$458	$(409)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Auchan Holding S.A.	1.000%	Quarterly	12/20/2027	0.858%	EUR	1,100	$(65)	$77	$12	$4	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.102	$700	14	(6)	8	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.084	EUR	1,000	(6)	0	(6)	0	0
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	4.219	800	53	(21)	32	1	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

Shell International Finance BV	1.000	Quarterly	12/20/2026	0.358	500	18	2	20	1	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.122	800	0	6	6	0	0
Tesco PLC	1.000	Quarterly	06/20/2025	0.490	400	(13)	22	9	0	0

$1	$80	$81	$6	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-36 5-Year Index	(5.000)%	Quarterly	06/20/2026	$4,100	$(391)	$8	$(383)	$4	$0
CDX.IG-33 10-Year Index	(1.000)	Quarterly	12/20/2029	1,600	7	(21)	(14)	1	0
CDX.IG-35 5-Year Index	(1.000)	Quarterly	12/20/2025	900	(22)	0	(22)	0	0
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	25,100	(155)	(177)	(332)	14	0
CDX.IG-36 10-Year Index	(1.000)	Quarterly	06/20/2031	18,800	(336)	132	(204)	7	0
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	9,100	(66)	(147)	(213)	0	(3)

$(963)	$(205)	$(1,168)	$26	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-37 5-Year Index	1.000%	Quarterly	12/20/2026	$400	$9	$0	$9	$0	$0

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$132,700	$(1)	$(33)	$(34)	$0	$(2)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	30,400	0	(10)	(10)	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	5,100	0	(2)	(2)	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	3,900	0	(1)	(1)	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	19,800	(1)	(5)	(6)	1	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	17,000	0	(4)	(4)	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	4,300	0	0	0	1	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	12,700	1	2	3	2	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	12,700	0	(1)	(1)	3	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	10,100	0	1	1	2	0

$(1)	$(53)	$(54)	$9	$(3)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023	GBP	23,100	$103	$49	$152	$8	$0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	03/16/2024	6,100	(31)	(38)	(69)	0	(4)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	03/16/2027	4,300	(21)	(75)	(96)	0	(9)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2032	8,200	(20)	(226)	(246)	1	(32)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052	1,000	18	(108)	(90)	0	(15)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.398	Annual	08/13/2051	JPY	60,000	0	12	12	0	(3)
Receive(7)	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	12/15/2051	130,000	(5)	34	29	0	(7)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031	SGD	6,900	(50)	159	109	16	0
Receive(7)	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	12/15/2031		1,400	(7)	10	3	3	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	18,500	0	48	48	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		44,800	0	114	114	0	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		23,600	0	61	61	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		13,000	0	33	33	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		18,700	0	48	48	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		15,200	0	38	38	0	0
Pay	1-Year BRL-CDI	3.300	Maturity	01/03/2022		258,900	(3)	(367)	(370)	0	(1)
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		5,500	0	(10)	(10)	0	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		117,200	(1)	(217)	(218)	0	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		38,900	(58)	101	43	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		60,800	(4)	(92)	(96)	0	0
Receive	1-Year BRL-CDI	7.197	Maturity	01/03/2022		142,267	0	(13)	(13)	0	(13)
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	6,000	0	(11)	(11)	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		3,200	(26)	46	20	0	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		3,200	(39)	(17)	(56)	0	(1)
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		5,900	173	92	265	0	(4)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		8,200	109	(51)	58	0	(5)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		11,700	(89)	(166)	(255)	0	(6)
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		6,500	(325)	14	(311)	0	(4)
Pay	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		600	(86)	28	(58)	0	(3)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		2,700	89	88	177	0	(14)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	13,800	(9)	(94)	(103)	9	0
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024	NZD	400	0	(7)	(7)	0	0
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029	SEK	13,200	51	(17)	34	0	(1)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		$15,900	(221)	24	(197)	0	(1)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	03/30/2023		14,965	3	(2)	1	0	(2)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023		37,600	33	(21)	12	0	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		6,950	0	(134)	(134)	0	(1)
Pay(7)	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		1,400	(3)	3	0	0	0
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		5,950	0	(122)	(122)	0	(2)
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		7,050	0	(133)	(133)	0	(3)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		8,200	212	(164)	48	6	0
Receive	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026		27,150	248	450	698	0	(24)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		37,310	(797)	(60)	(857)	35	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		1,400	(28)	(4)	(32)	2	0
Receive(7)	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		87,800	(899)	455	(444)	0	(99)
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		6,800	(54)	(294)	(348)	11	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		3,000	(164)	11	(153)	4	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		25,100	1,360	(3,095)	(1,735)	0	(47)
Pay(7)	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		5,500	113	(72)	41	8	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		9,400	(44)	(425)	(469)	0	(20)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		8,700	(113)	477	364	0	(20)
Receive	3-Month USD-LIBOR	1.120	Semi-Annual	02/02/2031		1,500	0	51	51	0	(4)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		8,750	75	520	595	0	(21)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		22,420	2,071	(496)	1,575	0	(53)
Receive	3-Month USD-LIBOR	1.508	Semi-Annual	07/15/2031		400	(2)	2	0	0	(1)
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2031		1,300	(3)	21	18	0	(3)
Receive	3-Month USD-LIBOR	1.400	Semi-Annual	07/19/2031		2,900	(19)	50	31	0	(7)
Receive	3-Month USD-LIBOR	1.448	Semi-Annual	08/10/2031		2,600	(17)	36	19	0	(7)
Pay(7)	3-Month USD-LIBOR	1.950	Semi-Annual	10/04/2031		780	0	31	31	2	0
Receive(7)	3-Month USD-LIBOR	1.720	Semi-Annual	10/15/2031		2,700	0	(40)	(40)	0	(7)
Receive(7)	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		300	(11)	6	(5)	0	(1)
Pay(7)	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		17,900	471	(215)	256	46	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041		2,400	42	176	218	0	(8)
Receive	3-Month USD-LIBOR	1.325	Semi-Annual	12/02/2050		1,100	(32)	165	133	0	(2)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		1,300	5	168	173	0	(4)
Pay	3-Month USD-LIBOR	1.460	Semi-Annual	02/02/2051		2,000	(23)	(160)	(183)	4	0
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		6,200	194	807	1,001	0	(17)
Receive	3-Month USD-LIBOR	1.940	Semi-Annual	06/15/2051		1,000	(7)	(19)	(26)	0	(3)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		200	(43)	15	(28)	1	0
Receive	3-Month USD-LIBOR	1.935	Semi-Annual	06/22/2051		900	(6)	(16)	(22)	0	(2)
Receive	3-Month USD-LIBOR	1.968	Semi-Annual	06/23/2051		900	(7)	(22)	(29)	0	(2)
Receive(7)	3-Month USD-LIBOR	1.665	Semi-Annual	10/27/2051		100	0	5	5	0	0
Pay(7)	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		7,200	553	(324)	229	19	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		700	(42)	15	(27)	0	(2)
Receive(7)	3-Month USD-LIBOR	2.090	Semi-Annual	12/23/2051		700	0	(42)	(42)	0	(2)
Receive(7)	3-Month USD-LIBOR	1.620	Semi-Annual	01/27/2052		500	0	27	27	0	(1)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	7,600	4	18	22	0	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	AUD	3,900	(84)	142	58	5	0
Pay	6-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	1,400	(24)	52	28	1	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	13,900	0	(20)	(20)	0	(8)
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2024	EUR	14,700	(33)	(16)	(49)	2	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2027		86,200	(148)	(536)	(684)	9	0
Receive(7)	6-Month EUR-EURIBOR	0.190	Annual	01/27/2032		1,350	0	3	3	0	0
Receive(7)	6-Month EUR-EURIBOR	0.205	Annual	01/27/2032		1,700	0	1	1	0	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032		64,900	1,177	(1,002)	175	2	(6)
Pay(7)	6-Month EUR-EURIBOR	0.060	Annual	11/17/2032		1,800	0	(79)	(79)	0	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2036		200	9	4	13	0	0
Receive(7)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		300	0	47	47	1	0
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		2,700	(114)	115	1	9	0
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		900	(21)	26	5	3	0
Receive(7)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		600	0	91	91	2	0
Pay	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029	JPY	900,000	153	(67)	86	7	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2031		1,790,000	(214)	53	(161)	18	0
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		120,000	10	(11)	(1)	6	0
Receive	6-Month NOK-NIBOR	1.500	Annual	03/10/2026	NOK	23,600	1	(4)	(3)	1	0
Pay	6-Month NOK-NIBOR	1.900	Annual	03/10/2031		12,500	1	17	18	0	(4)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	29,200	5	(102)	(97)	2	0
Receive	UKRPI	0.000	Maturity	11/15/2030	GBP	1,990	6	233	239	0	(21)
Pay	UKRPI	0.000	Maturity	03/15/2031		1,300	1	(96)	(95)	14	0
Pay	UKRPI	0.000	Maturity	04/15/2031		2,100	20	(197)	(177)	24	0
Pay	UKRPI	0.000	Maturity	11/15/2040		3,390	(24)	(830)	(854)	60	0
Receive	UKRPI	0.000	Maturity	11/15/2050		1,400	21	586	607	0	(38)

							$3,360	$(4,451)	$(1,091)	$341	$(565)

Total Swap Agreements							$2,406	$(4,629)	$(2,223)	$382	$(571)

(m)

Securities with an aggregate market value of $2,763 and cash of $8,356have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.

(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		10/2021		CNH	170,022		$26,256		$0		$(82)
		10/2021		CNY	39,120		6,038		0		(22)
		10/2021		NOK	59,388		6,828		35		0
		10/2021			$4,783		DKK	30,398	0		(48)
		10/2021			51,418		GBP	38,027	0		(180)
		10/2021			1,977		MYR	8,269	0		(5)
		11/2021		GBP	38,027		$51,421		181		0
		11/2021			$6,827		NOK	59,388	0		(35)
		11/2021			390		RUB	29,156	8		0
		12/2021		HKD	3,462		$445		0		0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

	12/2021	KRW	4,879,342		4,173	58	0
	12/2021	MYR	8,269		1,972	5	0
	12/2021	SGD	2,164		1,590	0	(3)
	12/2021		$325	RUB	24,210	4	0
	01/2022		5	CZK	107	0	0
	04/2022	DKK	30,284		$4,783	49	0
BPS	10/2021	CNH	104,861		16,177	0	(67)
	10/2021	DKK	2,570		409	9	0
	10/2021	GBP	818		1,121	19	0
	10/2021	KRW	1,351,334		1,142	1	0
	10/2021	MXN	1,069		53	1	0
	10/2021		$1,816	AUD	2,474	0	(27)
	10/2021		839	EUR	712	0	(14)
	10/2021		1,811	GBP	1,324	0	(28)
	10/2021		53	MXN	1,069	0	(1)
	10/2021		3,022	NOK	26,708	33	0
	11/2021	IDR	891,096		$62	0	0
	11/2021	ILS	2,471		754	0	(12)
	11/2021	JPY	9,565,772		85,750	0	(217)
	11/2021	MXN	2,405		119	3	0
	12/2021	HKD	220		28	0	0
	12/2021	SGD	1,425		1,048	0	(2)
	01/2022	MXN	1,069		52	1	0
BRC	10/2021	CHF	208		227	4	0
	11/2021		$139	RUB	10,369	3	0
CBK	10/2021	CAD	690		$548	3	0
	10/2021	GBP	4,077		5,551	58	0
	10/2021	NZD	5,562		3,922	82	0
	10/2021		$2,610	DKK	16,557	0	(31)
	10/2021		4,176	EUR	3,532	0	(85)
	11/2021	IDR	17,173,615		$1,196	1	0
	11/2021	ILS	29,007		8,869	0	(132)
	11/2021	PEN	1,105		269	3	0
	11/2021		$1,692	MXN	34,513	0	(30)
	11/2021		312	PEN	1,275	0	(4)
	12/2021	CNH	56,590		$8,712	0	(17)
	12/2021	PEN	9,069		2,437	251	0
	12/2021		$215	RUB	15,959	2	0
	02/2022	ILS	9,603		$2,969	0	(14)
	02/2022	PEN	9,737		2,436	96	0
	03/2022	ILS	10,502		3,192	0	(72)
	04/2022	DKK	13,909		2,197	22	0
	04/2022	ILS	1,100		339	0	(3)
	04/2022		$412	DKK	2,615	0	(3)
	05/2022	PEN	661		$160	3	0
	06/2022	ILS	3,700		1,141	0	(11)
	08/2022		3,925		1,219	1	(6)
FBF	11/2021		$128	RUB	9,537	2	0
GLM	10/2021	CNH	51,344		$7,919	0	(34)
	10/2021	DKK	1,830		291	6	0
	10/2021	KRW	2,586,085		2,189	6	0
	10/2021		$7	MXN	144	0	0
	10/2021		315	RUB	23,749	10	0
	11/2021		651	PEN	2,563	0	(32)
	11/2021		146	RUB	10,899	2	0
	12/2021	CNH	56,807		$8,736	0	(25)
	12/2021	SGD	1,579		1,167	4	0
	12/2021		$491	IDR	7,070,869	0	(1)
	12/2021		522	RUB	38,850	5	0
	01/2022	ILS	3,377		$1,034	0	(15)
	01/2022	PEN	5,537		1,344	12	0
	02/2022	CAD	769		637	30	0
HUS	10/2021	AUD	1,457		1,058	5	0
	10/2021	CAD	3,374		2,679	15	0
	10/2021	EUR	1,092		1,277	12	0
	10/2021	KRW	622,710		526	1	0
	10/2021	MXN	497		24	0	0
	10/2021	PEN	601		160	14	0
	10/2021		$1,176	AUD	1,605	0	(16)
	10/2021		11,441	CNH	73,962	16	0
	10/2021		2,665	NOK	23,125	0	(20)
	10/2021		82	RUB	6,175	3	0
	11/2021	CNH	74,144		$11,441	0	(17)
	11/2021	ILS	2,533		781	0	(5)
	11/2021		$24	RUB	1,825	0	0
	12/2021	PEN	1,656		$448	48	0
	12/2021		$144	IDR	2,078,292	0	0
	01/2022	ILS	2,111		$654	0	(2)
	04/2022		$569	DKK	3,645	0	0
JPM	10/2021	CAD	601		$476	2	0
	10/2021	DKK	36,317		5,840	183	0
	10/2021	KRW	15,362		13	0	0
	10/2021		$9	CZK	185	0	0
	11/2021		429	IDR	6,167,576	0	(1)
	12/2021	SGD	3,211		$2,376	13	(1)
MYI	10/2021	AUD	2,670		1,943	12	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

10/2021	CNY	34,113	5,267	0	(17)
10/2021	DKK	43,053	6,926	220	0
10/2021	$14,275	DKK	90,785	0	(134)
10/2021	1,099	NOK	9,555	0	(6)
10/2021	3,859	NZD	5,562	0	(19)
11/2021	NZD	5,562	$3,859	19	0
11/2021	$140	IDR	2,018,922	0	0
04/2022	DKK	90,442	$14,275	135	0
SCX	10/2021	EUR	64,780	76,518	1,480	0
10/2021	GBP	36,382	49,858	836	0
10/2021	MYR	8,269	1,987	15	0
10/2021	$404	RUB	30,409	13	0
11/2021	EUR	61,628	$71,462	37	0
11/2021	IDR	5,575,835	388	0	0
12/2021	CNH	67,079	10,317	0	(29)
12/2021	CNY	43,072	6,618	0	(24)
12/2021	KRW	2,280,180	1,957	34	0
12/2021	$299	IDR	4,290,053	0	(2)
SOG	10/2021	DKK	51,240	$8,243	262	0
TOR	10/2021	CAD	6,028	4,770	11	0
10/2021	JPY	9,565,772	86,903	954	0
10/2021	$8,441	CAD	10,693	2	0
11/2021	CAD	10,693	$8,440	0	(2)
12/2021	CNH	60,870	9,391	2	0
12/2021	MXN	31,239	1,550	49	0
12/2021	$150	IDR	2,149,856	0	(1)
UAG	10/2021	KRW	1,325,194	$1,122	3	0
10/2021	$248	RUB	18,687	8	0
11/2021	230	17,233	5	0
WST	10/2021	411	CAD	521	0	0

Total Forward Foreign Currency Contracts	$5,422	$(1,554)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.004%	01/25/2022	8,400	$106	$43
NGF	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.004	01/25/2022	7,700	95	39

$201	$82

OPTIONS ON EXCHANGE-TRADED FUNDS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/23/2025	$97.000	05/23/2025	1,100	$83	$145

Total Purchased Options	$284	$227

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	300	$(1)	$0
Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	600	(3)	(3)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	11/17/2021	1,100	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	11/17/2021	1,000	(1)	0
BPS	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	400	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	900	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	1,800	(2)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	1,800	(2)	(1)
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	1,600	(2)	(2)
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	10/20/2021	900	(4)	(1)
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	12/15/2021	1,700	(8)	(7)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	900	(5)	(6)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	3,610	(4)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	11/17/2021	1,600	(2)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	11/17/2021	1,500	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	1,600	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	7,200	(8)	(5)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	1,400	(2)	(2)
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	300	(1)	0
DUB	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	11/17/2021	1,200	(5)	(1)
Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	500	(2)	(3)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	1,200	(1)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	1,700	(2)	(2)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	4,600	(5)	(1)
FBF	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	600	(1)	0
GST	Put - OTC CDX.HY-36 5-Year Index	Sell	103.000	10/20/2021	500	(2)	0
Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	11/17/2021	300	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	800	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	10/20/2021	1,600	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	1,000	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	200	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	11/17/2021	1,000	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	1,800	(2)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	2,300	(2)	(2)
JPM	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	12/15/2021	1,800	(5)	(5)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	1,500	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	11/17/2021	1,200	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	1,500	(2)	(1)
MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	100.000	11/17/2021	600	(2)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	3,400	(3)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	5,100	(6)	(3)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	1,000	(1)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	2,300	(3)	(3)

$(107)	$(56)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Put - OTC EUR versus CHF	CHF	1.067	12/01/2021	213	$(1)	$(1)
Call - OTC EUR versus CHF	1.100	12/01/2021	213	(1)	0
DUB	Put - OTC EUR versus CHF	1.070	11/03/2021	1,101	(3)	(2)
Call - OTC EUR versus CHF	1.100	11/03/2021	1,101	(3)	(1)
GLM	Call - OTC USD versus CAD	CAD	1.265	02/11/2022	3,298	(33)	(55)
UAG	Put - OTC EUR versus CHF	CHF	1.070	10/29/2021	782	(2)	(1)
Call - OTC EUR versus CHF	1.098	10/29/2021	782	(2)	(1)
Put - OTC EUR versus CHF	1.070	11/23/2021	812	(3)	(3)
Call - OTC EUR versus CHF	1.100	11/23/2021	812	(2)	(1)

$(50)	$(65)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451%	05/23/2025	1,100	$(83)	$(153)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.000	02/07/2022	6,400	(8)	0
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.000	02/07/2022	6,400	(8)	(43)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	6,900	(31)	0
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.000	02/07/2022	6,400	(9)	0
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.000	02/07/2022	6,400	(9)	(43)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.023	01/25/2022	2,700	(72)	(21)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	11,000	(51)	0
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.000	02/07/2022	33,400	(43)	(1)
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.000	02/07/2022	33,400	(43)	(222)

$(357)	$(483)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	1-Month USD-LIBOR	10/07/2022	9,500	$(10)	$(1)
Call - OTC 1-Year Interest Rate Floor (2)	0.000	1-Month USD-LIBOR	10/08/2022	5,250	(5)	(1)

$(15)	$(2)

Total Written Options	$(529)	$(606)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.028%	$200	$(7)	$6	$0	$(1)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.028	1,700	(61)	48	0	(13)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.093	3,000	(73)	25	0	(48)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	800	(15)	3	0	(12)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.028	1,200	(41)	32	0	(9)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.093	2,000	(51)	19	0	(32)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.028	1,000	(35)	28	0	(7)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	1,600	(31)	7	0	(24)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.028	1,700	(59)	46	0	(13)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.093	800	(20)	7	0	(13)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.093	200	(5)	2	0	(3)

$(398)	$223	$0	$(175)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.536%	$900	$(22)	$37	$15	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.536	600	(15)	25	10	0
GST	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	12/20/2026	0.438	1,300	38	0	38	0
MYC	Barclays Bank PLC	1.000	Quarterly	12/20/2021	0.136	EUR	200	2	(1)	1	0

$3	$61	$64	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	5,200	$3,918	$25	$(19)	$6	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	4,200	2,898	1	8	9	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	4,100	2,829	(15)	8	0	(7)
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.298% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/14/2030	1,800	1,293	9	(5)	4	0

$20	$(8)	$19	$(7)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.124% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2021	$15,500	$8	$(588)	$0	$(580)

Total Swap Agreements	$(367)	$(312)	$83	$(762)

(o)

Securities with an aggregate market value of $853 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date.
(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$131	$0	$131
Australia
Asset-Backed Securities	0	84	0	84
Corporate Bonds & Notes	0	313	0	313
Non-Agency Mortgage-Backed Securities	0	790	0	790
Sovereign Issues	0	3,416	0	3,416
Canada
Corporate Bonds & Notes	0	1,933	0	1,933
Non-Agency Mortgage-Backed Securities	0	1,490	0	1,490
Sovereign Issues	0	1,485	0	1,485
Cayman Islands
Asset-Backed Securities	0	30,392	0	30,392
Corporate Bonds & Notes	0	2,884	0	2,884
Non-Agency Mortgage-Backed Securities	0	801	0	801
China
Sovereign Issues	0	107,014	0	107,014
Denmark
Corporate Bonds & Notes	0	21,698	0	21,698
France
Corporate Bonds & Notes	0	4,163	0	4,163
Sovereign Issues	0	15,257	0	15,257
Germany
Corporate Bonds & Notes	0	18,930	0	18,930
Hungary
Sovereign Issues	0	296	0	296
India
Corporate Bonds & Notes	0	711	0	711
Ireland
Asset-Backed Securities	0	6,801	0	6,801
Corporate Bonds & Notes	0	837	0	837
Israel
Sovereign Issues	0	12,514	0	12,514
Italy
Corporate Bonds & Notes	0	8,328	0	8,328
Sovereign Issues	0	7,721	0	7,721
Japan
Corporate Bonds & Notes	0	4,513	0	4,513
Sovereign Issues	0	89,496	0	89,496
Jersey, Channel Islands
Asset-Backed Securities	0	1,700	0	1,700
Kuwait
Sovereign Issues	0	2,217	0	2,217
Lithuania
Sovereign Issues	0	743	0	743
Luxembourg
Corporate Bonds & Notes	0	1,559	0	1,559
Malaysia
Corporate Bonds & Notes	0	1,236	0	1,236
Sovereign Issues	0	1,896	0	1,896
Multinational
Corporate Bonds & Notes	0	722	0	722
Netherlands
Asset-Backed Securities	0	2,850	0	2,850
Corporate Bonds & Notes	0	1,471	0	1,471
Preferred Securities	0	263	0	263
New Zealand
Sovereign Issues	0	462	0	462
Norway
Corporate Bonds & Notes	0	525	0	525
Peru
Corporate Bonds & Notes	0	523	0	523
Sovereign Issues	0	5,911	0	5,911
Qatar
Corporate Bonds & Notes	0	1,602	0	1,602
Sovereign Issues	0	9,975	0	9,975
Romania
Sovereign Issues	0	3,331	0	3,331
Saudi Arabia
Corporate Bonds & Notes	0	906	0	906
Sovereign Issues	0	3,046	0	3,046
Serbia
Sovereign Issues	0	1,106	0	1,106
Singapore
Corporate Bonds & Notes	0	1,139	0	1,139
Sovereign Issues	0	5,659	0	5,659
Slovenia
Sovereign Issues	0	1,578	0	1,578
South Africa
Sovereign Issues	0	515	0	515
South Korea
Sovereign Issues	0	10,926	0	10,926
Spain
Corporate Bonds & Notes	0	2,309	0	2,309
Preferred Securities	0	997	0	997

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

Sovereign Issues	0	16,495	0	16,495
Supranational
Corporate Bonds & Notes	0	653	0	653
Switzerland
Corporate Bonds & Notes	0	10,354	0	10,354
United Arab Emirates
Corporate Bonds & Notes	0	203	0	203
Sovereign Issues	0	561	0	561
United Kingdom
Corporate Bonds & Notes	0	40,402	0	40,402
Non-Agency Mortgage-Backed Securities	0	26,734	0	26,734
Preferred Securities	0	254	0	254
Sovereign Issues	0	9,151	0	9,151
United States
Asset-Backed Securities	0	36,796	0	36,796
Corporate Bonds & Notes	0	44,244	0	44,244
Loan Participations and Assignments	0	2,138	0	2,138
Non-Agency Mortgage-Backed Securities	0	20,347	6,939	27,286
Preferred Securities	0	3,902	0	3,902
U.S. Government Agencies	0	110,570	0	110,570
U.S. Treasury Obligations	0	32,900	0	32,900
Short-Term Instruments
Repurchase Agreements	0	1,265	0	1,265
Israel Treasury Bills	0	10,328	0	10,328

$0	$774,462	$6,939	$781,401
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,939	$0	$0	$6,939

Total Investments	$6,939	$774,462	$6,939	$788,340

Short Sales, at Value - Liabilities
Canada
Sovereign Issues	0	(1,954)	0	(1,954)
United States
U.S. Government Agencies	0	(117,182)	0	(117,182)

$0	$(119,136)	$0	$(119,136)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	389	451	0	840
Over the counter	0	5,732	0	5,732

$389	$6,183	$0	$6,572
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(409)	(571)	0	(980)
Over the counter	(5)	(2,917)	0	(2,922)

$(414)	$(3,488)	$0	$(3,902)

Total Financial Derivative Instruments	$(25)	$2,695	$0	$2,670

Totals	$6,914	$658,021	$6,939	$671,874

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2021:
Category and Subcategory	Beginning Balance at 12/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2021 (1)

Investments in Securities, at Value
United Kingdom
Non-Agency Mortgage-Backed Securities	$3,118	$(3,061)	$0	$0	$0	$(57)	$0	$0	$0	$0
United States
Non-Agency Mortgage-Backed Securities	0	6,964	0	0	0	(25)	0	0	6,939	(26)

$3,118	$3,903	$0	$0	$0	$(82)	$0	$0	$6,939	$(26)
Financial Derivative Instruments - Liabilities
Over the counter	$(2)	$0	$2	$0	$0	$0	$0	$0	$0	$0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2021 (Unaudited)

Totals	$3,116	$3,903	$2	$0	$0	$(82)	$0	$0	$6,939	$(26)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory		Ending Balance at 09/30/2021	Valuation Technique			Unobservable Inputs			Input Value	Weighted Average

Investments in Securities, at Value
United States
Non-Agency Mortgage-Backed Securities		$6,939	Proxy Pricing			Base Price		%	100.000 - 103.219	102.430

Total		$6,939

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed

Notes to Financial Statements (Cont.)

from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$300	$2	$0	$0	$0	$302	$2	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$8,729	$109,709	$(111,800)	$(1)	$0	$6,637	$9	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SOG	Societe Generale Paris
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC	WST	Westpac Banking Corp.
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NOK	Norwegian Krone
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	USD (or $)	United States Dollar
CZK	Czech Koruna	MXN	Mexican Peso	ZAR	South African Rand
DKK	Danish Krone	MYR	Malaysian Ringgit

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	EUR003M	3 Month EUR Swap Rate	SOFRRATE	Secured Overnight Financing Rate
BBSW1M	1 Month Bank Bill Swap Rate	LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
BBSW3M	3 Month Bank Bill Swap Rate	MAKA5DAY	Israel Gilon 5 Day	SRFXON3	Swiss Overnight Rate Average (6PM)
CDOR03	3 month CDN Swap Rate	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
CDX.HY	Credit Derivatives Index - High Yield	SIBCSORA	Singapore Overnight Rate Average	US0003M	ICE 3-Month USD LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
CDI	Brazil Interbank Deposit Rate	NIBOR	Norwegian Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor

Schedule of Investments PIMCO International Bond Portfolio (Unhedged)	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 120.3% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$7	$2
1.125% due 07/09/2035 þ		5	2
36.162% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	480	3
Autonomous City of Buenos Aires 39.149% (BADLARPP + 5.000%) due 01/23/2022 ~		30	0
Provincia de Buenos Aires 37.896% due 04/12/2025		100	0

Total Argentina (Cost $33)			7

AUSTRALIA 2.0%
CORPORATE BONDS & NOTES 0.3%
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		$100	104

SOVEREIGN ISSUES 1.7%
Australia Government International Bond
0.500% due 09/21/2026	AUD	600	428
1.000% due 12/21/2030		100	70
Treasury Corp. of Victoria 4.250% due 12/20/2032		20	18

			516

Total Australia (Cost $615)			620

CAYMAN ISLANDS 3.7%
ASSET-BACKED SECURITIES 3.0%
Brightspire Capital Ltd. 1.237% due 08/19/2038 •		$100	100
Dryden Senior Loan Fund
1.026% due 10/15/2027 •		72	71
1.146% due 04/15/2029 •		99	99
MF1 Ltd.
1.175% due 10/18/2036 •		100	100
1.185% due 07/16/2036 •		100	100
Palmer Square Loan Funding Ltd. 0.971% due 07/20/2029 •		150	150
STWD Ltd. 1.284% due 04/18/2038 •		100	100
Venture CLO Ltd.
1.154% due 04/20/2029 •		84	84
1.234% due 01/20/2029 •		100	100
Zais CLO Ltd. 1.276% due 04/15/2028 •		25	25

			929

CORPORATE BONDS & NOTES 0.7%
Sands China Ltd. 5.400% due 08/08/2028		200	221

Total Cayman Islands (Cost $1,129)			1,150

CHINA 15.3%
SOVEREIGN ISSUES 15.3%
China Development Bank
3.390% due 07/10/2027	CNY	500	79
3.430% due 01/14/2027		1,600	251
3.500% due 08/13/2026		2,000	316
3.680% due 02/26/2026		2,700	428
4.040% due 04/10/2027		600	97
4.240% due 08/24/2027		8,500	1,389
4.880% due 02/09/2028		2,400	407

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

China Government International Bond
2.700% due 11/03/2026		400	62
2.740% due 08/04/2026		600	93
2.850% due 01/28/2026		200	31
2.850% due 06/04/2027		400	62
3.020% due 10/22/2025		5,600	878
3.280% due 12/03/2027		4,000	638

Total China (Cost $4,444)			4,731

DENMARK 2.9%
CORPORATE BONDS & NOTES 2.9%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	1,204	176
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		2,400	349
Nykredit Realkredit A/S
1.000% due 10/01/2050		2,607	378

Total Denmark (Cost $921)			903

FRANCE 2.9%
SOVEREIGN ISSUES 2.9%
France Government International Bond
0.500% due 05/25/2072	EUR	50	45
0.750% due 05/25/2052		250	276
2.000% due 05/25/2048 (k)		220	327
3.250% due 05/25/2045 (k)		140	252

Total France (Cost $788)			900

GERMANY 2.8%
CORPORATE BONDS & NOTES 2.8%
Deutsche Bank AG
1.000% due 11/19/2025 •	EUR	100	118
1.625% due 01/20/2027		100	122
1.750% due 11/19/2030 •		100	122
2.625% due 02/12/2026		200	254
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)		100	118
Volkswagen Bank GmbH 1.875% due 01/31/2024		100	121

Total Germany (Cost $842)			855

IRELAND 2.7%
ASSET-BACKED SECURITIES 2.7%
ALME Loan Funding DAC 0.750% due 01/15/2031 •	EUR	244	283
Man GLG Euro CLO DAC
0.690% due 12/15/2031 •		250	290
0.870% due 01/15/2030 •		231	268

Total Ireland (Cost $824)			841

ISRAEL 1.4%
SOVEREIGN ISSUES 1.4%
Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	700	217
0.750% due 07/31/2022		100	31
2.000% due 03/31/2027		200	67
5.500% due 01/31/2022		400	126

Total Israel (Cost $431)			441

ITALY 3.9%
CORPORATE BONDS & NOTES 0.8%
Banca Carige SpA
0.951% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	100	116
1.151% due 10/25/2021 •		100	116

			232

SOVEREIGN ISSUES 3.1%
Italy Buoni Poliennali Del Tesoro
0.950% due 12/01/2031		100	116

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

1.450% due 11/15/2024		200	244
1.500% due 04/30/2045		100	113
1.850% due 07/01/2025		200	248
2.150% due 03/01/2072		50	57
Italy Government International Bond 6.000% due 08/04/2028	GBP	100	171

			949

Total Italy (Cost $1,152)			1,181

JAPAN 14.6%
SOVEREIGN ISSUES 14.6%
Japan Finance Organization for Municipalities 0.625% due 09/02/2025		$200	197
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	30,359	280
0.100% due 03/20/2029		135,000	1,225
0.100% due 03/20/2030		40,000	363
0.300% due 06/20/2046		25,000	212
0.500% due 09/20/2046		50,850	451
0.700% due 12/20/2048		50,000	459
0.700% due 06/20/2051		27,000	244
1.200% due 09/20/2035		42,650	434
1.300% due 06/20/2035		40,000	412
1.700% due 06/20/2033		20,000	212

Total Japan (Cost $4,640)			4,489

KUWAIT 0.7%
SOVEREIGN ISSUES 0.7%
Kuwait International Government Bond 3.500% due 03/20/2027		$200	222

Total Kuwait (Cost $199)			222

MALAYSIA 0.3%
SOVEREIGN ISSUES 0.3%
Malaysia Government International Bond 3.502% due 05/31/2027	MYR	100	24
Malaysia Government Investment Issue
4.130% due 07/09/2029		100	25
4.369% due 10/31/2028		100	26

Total Malaysia (Cost $74)			75

PERU 0.8%
SOVEREIGN ISSUES 0.8%
Peru Government International Bond
5.350% due 08/12/2040	PEN	100	19
5.940% due 02/12/2029		173	42
6.350% due 08/12/2028		700	175
6.950% due 08/12/2031		79	20

Total Peru (Cost $337)			256

QATAR 2.2%
SOVEREIGN ISSUES 2.2%
Qatar Government International Bond
3.875% due 04/23/2023		$200	211
4.000% due 03/14/2029		200	228
4.500% due 04/23/2028		200	233

Total Qatar (Cost $601)			672

ROMANIA 0.6%
SOVEREIGN ISSUES 0.6%
Romania Government International Bond
2.000% due 04/14/2033	EUR	50	55
2.124% due 07/16/2031		100	116
2.750% due 04/14/2041		15	16

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

Total Romania (Cost $198)			187

RUSSIA 0.2%
SOVEREIGN ISSUES 0.2%
Russia Government International Bond 7.650% due 04/10/2030	RUB	3,700	52

Total Russia (Cost $58)			52

SAUDI ARABIA 1.4%
SOVEREIGN ISSUES 1.4%
Saudi Government International Bond
2.375% due 10/26/2021		$200	200
4.625% due 10/04/2047		200	236

Total Saudi Arabia (Cost $438)			436

SERBIA 0.4%
SOVEREIGN ISSUES 0.4%
Serbia Government International Bond 1.000% due 09/23/2028	EUR	100	112

Total Serbia (Cost $116)			112

SINGAPORE 0.7%
SOVEREIGN ISSUES 0.7%
Singapore Government International Bond
1.625% due 07/01/2031	SGD	100	74
1.875% due 10/01/2051 (b)		100	73
2.375% due 07/01/2039		50	39
2.750% due 04/01/2042		50	42

Total Singapore (Cost $231)			228

SOUTH KOREA 2.0%
SOVEREIGN ISSUES 2.0%
Korea Government International Bond
2.125% due 06/10/2027	KRW	65,000	55
2.375% due 12/10/2027		80,000	69
2.375% due 12/10/2028		330,000	283
2.625% due 06/10/2028		130,000	114
5.500% due 03/10/2028		80,000	82

Total South Korea (Cost $635)			603

SPAIN 1.9%
SOVEREIGN ISSUES 1.9%
Spain Government International Bond
0.850% due 07/30/2037	EUR	100	115
1.400% due 07/30/2028 (k)		320	406
1.450% due 10/31/2071		75	77

Total Spain (Cost $569)			598

SWITZERLAND 0.7%
CORPORATE BONDS & NOTES 0.7%
UBS AG 5.125% due 05/15/2024 (h)		$200	219

Total Switzerland (Cost $218)			219

UNITED ARAB EMIRATES 0.7%
SOVEREIGN ISSUES 0.7%
Emirate of Abu Dhabi Government International Bond 2.500% due 10/11/2022		$200	205

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

Total United Arab Emirates (Cost $200)			205

UNITED KINGDOM 13.9%
CORPORATE BONDS & NOTES 7.4%
Barclays PLC
2.375% due 10/06/2023 •	GBP	100	137
3.375% due 04/02/2025 •	EUR	200	251
BG Energy Capital PLC 4.000% due 10/15/2021		$200	200
HSBC Holdings PLC
4.041% due 03/13/2028 •		200	221
6.750% due 09/11/2028	GBP	50	86
Lloyds Bank PLC 4.875% due 03/30/2027		100	163
Lloyds Banking Group PLC 3.900% due 03/12/2024		$200	215
Marks & Spencer PLC 4.250% due 12/08/2023	GBP	100	142
Nationwide Building Society 4.363% due 08/01/2024 •		$200	213
Natwest Group PLC 5.076% due 01/27/2030 •		200	236
NatWest Markets PLC 0.625% due 03/02/2022	EUR	100	116
Santander UK Group Holdings PLC 3.571% due 01/10/2023		$200	202
Tesco Property Finance PLC 5.744% due 04/13/2040	GBP	47	84

			2,266

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.8%
Avon Finance PLC 0.950% due 09/20/2048 •		87	117
Eurosail PLC
0.000% due 12/10/2044 •	EUR	7	8
0.000% due 03/13/2045 •		14	16
0.227% due 03/13/2045 •	GBP	28	38
Hawksmoor Mortgages 1.100% due 05/25/2053 •		188	255
Mansard Mortgages PLC 0.720% due 12/15/2049 •		64	86
Newgate Funding PLC 1.070% due 12/15/2050 •		100	134
Residential Mortgage Securities PLC 1.300% due 06/20/2070 •		84	114
Ripon Mortgages PLC 0.868% due 08/20/2056 •		58	79
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	75	84
0.237% due 06/12/2044 •	GBP	89	116
Silverstone Master Issuer PLC 0.800% due 01/21/2070 •		66	90
Stratton Mortgage Funding PLC
0.950% due 07/20/2060 •		93	126
1.250% due 05/25/2051 •		78	105
Trinity Square PLC 0.899% due 07/15/2059 •		92	125

			1,493

SOVEREIGN ISSUES 1.7%
United Kingdom Gilt
0.625% due 10/22/2050		100	110
1.750% due 01/22/2049		100	146
3.250% due 01/22/2044		150	274

			530

Total United Kingdom (Cost $4,134)			4,289

UNITED STATES 39.4%
ASSET-BACKED SECURITIES 6.0%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		$63	63
Citigroup Mortgage Loan Trust, Inc. 0.346% due 06/25/2037 •		200	197
Countrywide Asset-Backed Certificates
0.226% due 07/25/2037 •		18	17
0.306% due 06/25/2047 •		267	263
0.566% due 04/25/2037 •		39	37

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

Countrywide Asset-Backed Certificates Trust 0.746% due 08/25/2035 •		117	116
LCCM Trust 1.284% due 12/13/2038 •		100	100
LMREC LLC 1.135% due 04/22/2037 •		100	100
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.716% due 02/25/2036 •		100	97
Renaissance Home Equity Loan Trust 2.636% due 12/25/2032 •		27	27
Saxon Asset Securities Trust 1.836% due 12/25/2037 •		56	56
SG Mortgage Securities Trust 0.236% due 10/25/2036 •		170	165
SMB Private Education Loan Trust 1.290% due 07/15/2053		72	73
Structured Asset Investment Loan Trust 1.811% due 10/25/2034 •		116	117
Structured Asset Securities Corp. Mortgage Loan Trust 0.221% due 07/25/2036 •		7	7
Terwin Mortgage Trust 1.026% due 11/25/2033 •		1	1
Towd Point Mortgage Trust
1.086% due 05/25/2058 •		41	41
2.710% due 01/25/2060 ~		61	63
2.900% due 10/25/2059 ~		190	198
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		100	105

			1,843

CORPORATE BONDS & NOTES 3.0%
7-Eleven, Inc. 0.625% due 02/10/2023		100	100
Boeing Co. 1.433% due 02/04/2024		100	100
ERAC USA Finance LLC 2.600% due 12/01/2021		100	100
Ford Motor Credit Co. LLC 1.514% due 02/17/2023	EUR	100	117
Nissan Motor Acceptance Co. LLC
0.822% due 09/28/2022 •		$100	100
1.850% due 09/16/2026		100	99
Oracle Corp. 2.875% due 03/25/2031 (i)		100	103
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		100	109
Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025		100	108

			936

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Charter Communications Operating LLC 1.184% (LIBOR03M + 1.750%) due 02/01/2027 ~		95	94

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.2%
AREIT Trust 1.180% due 07/17/2026 «•(b)		100	100
Bear Stearns ALT-A Trust 2.973% due 11/25/2036 ^~		62	42
Chase Mortgage Finance Trust 2.909% due 07/25/2037 ~		2	2
Citigroup Mortgage Loan Trust, Inc. 2.210% due 09/25/2035 •		2	2
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~		117	84
Countrywide Alternative Loan Trust 0.786% due 05/25/2036 •		212	102
Countrywide Home Loan Mortgage Pass-Through Trust 6.500% due 11/25/2047		46	32
DBUBS Mortgage Trust 1.361% due 11/10/2046 ~(a)		54	0
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.276% due 08/25/2047 •		93	90
DROP Mortgage Trust 1.230% due 04/15/2026 •		100	100
Extended Stay America Trust 1.164% due 07/15/2038 •		99	100
First Horizon Mortgage Pass-Through Trust 2.816% due 05/25/2037 ^~		12	7
GSR Mortgage Loan Trust 2.805% due 11/25/2035 ~		21	21
HarborView Mortgage Loan Trust 0.647% due 02/19/2036 •		151	101

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

Impac CMB Trust 0.806% due 10/25/2034 •	21	21
IndyMac Mortgage Loan Trust 0.566% due 07/25/2035 •	11	11
JP Morgan Alternative Loan Trust 2.846% due 12/25/2035 ^~	34	29
JP Morgan Mortgage Trust
2.500% due 11/25/2051 «	200	205
2.701% due 02/25/2036 ^~	7	6
JPMorgan Mortgage Trust 3.000% due 01/25/2052 ~	199	205
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.944% due 08/15/2032 •	14	14
Merrill Lynch Mortgage Investors Trust 2.824% due 02/25/2035 ~	3	3
Morgan Stanley Bank of America Merrill Lynch Trust 1.044% due 12/15/2048 ~(a)	254	2
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	71	74
2.750% due 11/25/2059 ~	72	74
PRET LLC 1.843% due 09/25/2051 «þ	100	100
Structured Asset Securities Corp. 0.366% due 01/25/2036 •	13	13
Thornburg Mortgage Securities Trust 1.479% due 06/25/2047 ^•	6	5
WaMu Mortgage Pass-Through Certificates Trust
2.427% due 03/25/2034 ~	27	28
2.720% due 03/25/2035 ~	22	23
2.774% due 09/25/2036 ~	7	7

		1,603

	SHARES
PREFERRED SECURITIES 0.6%
Bank of America Corp. 5.875% due 03/15/2028 •(g)	50,000	57
Charles Schwab Corp. 5.375% due 06/01/2025 •(g)	100,000	112

		169

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 18.9%
Fannie Mae 3.500% due 01/01/2059	$69	75
Freddie Mac
0.446% due 01/15/2038 •	24	24
0.684% due 12/15/2037 •	2	2
1.902% due 01/15/2038 ~(a)	24	1
Small Business Administration 5.980% due 05/01/2022	2	2
Uniform Mortgage-Backed Security
2.500% due 12/01/2050 - 02/01/2051	465	482
3.000% due 10/01/2049	81	87
3.500% due 10/01/2039 - 07/01/2050	65	70
4.000% due 06/01/2050	54	58
Uniform Mortgage-Backed Security, TBA
2.000% due 10/01/2051	1,700	1,705
4.000% due 10/01/2051	2,800	3,000
4.500% due 11/01/2051	300	325

		5,831

U.S. TREASURY OBLIGATIONS 5.4%
U.S. Treasury Bonds
1.875% due 02/15/2051	50	48
U.S. Treasury Inflation Protected Securities (f)
0.500% due 01/15/2028 (k)(n)	553	620
2.500% due 01/15/2029	127	163
U.S. Treasury Notes
0.500% due 02/28/2026	25	24
0.625% due 05/15/2030	200	187
1.625% due 08/15/2029	200	204
2.875% due 04/30/2025 (k)	400	431

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

			1,677

Total United States (Cost $11,794)			12,153

SHORT-TERM INSTRUMENTS 2.2%
REPURCHASE AGREEMENTS (j) 0.4%			135

ISRAEL TREASURY BILLS 1.8%
(0.018)% due 11/30/2021 - 08/03/2022 (d)(e)	ILS	1,800	558

Total Short-Term Instruments (Cost $684)			693

Total Investments in Securities (Cost $36,305)			37,118

		SHARES
INVESTMENTS IN AFFILIATES 1.7%
SHORT-TERM INSTRUMENTS 1.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%
PIMCO Short Asset Portfolio		1,456	14
PIMCO Short-Term Floating NAV Portfolio III		51,898	512

Total Short-Term Instruments (Cost $526)			526

Total Investments in Affiliates (Cost $526)			526

Total Investments 122.0% (Cost $36,831)			$37,644
Financial Derivative Instruments (l)(m) (0.8)%(Cost or Premiums, net $57)			(245)
Other Assets and Liabilities, net (21.2)%			(6,536)

Net Assets 100.0%			$30,863

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
«				Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ				Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)				Security is an Interest Only ("IO") or IO Strip.
(b)				When-issued security.
(c)				Payment in-kind security.
(d)				Coupon represent a weighted average yield of maturity.
(e)				Zero coupon security.
(f)				Principal amount of security is adjusted for inflation.
(g)				Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)				Contingent convertible security.
(i)				RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Oracle Corp.				2.875%	03/25/2031	03/22/2021		$100	$103	0.33%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)				REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$135	U.S. Treasury Notes 0.250% due 09/30/2023			$(138)	$135	$135

Total Repurchase Agreements								$(138)	$135	$135

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements

BPS				(0.580)%	09/28/2021	11/22/2021		EUR	(415)	$(481)
				(0.540)	09/28/2021	11/22/2021		(330)		(382)
CIB				0.070	08/03/2021	10/05/2021		$(1,066)		(1,066)

Total Reverse Repurchase Agreements										$(1,929)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(2)

Canada (0.1)%
Sovereign Issues (0.1)%
Canada Government International Bond					2.750%	12/01/2048	CAD	34	$(33)	$(32)

United States (17.8)%
U.S. Government Agencies (17.8)%
Uniform Mortgage-Backed Security, TBA					2.000%	11/01/2036		$400	(411)	(412)
Uniform Mortgage-Backed Security, TBA					2.000	10/01/2051		1,900	(1,922)	(1,905)
Uniform Mortgage-Backed Security, TBA					2.000	12/01/2051		2,100	(2,093)	(2,097)
Uniform Mortgage-Backed Security, TBA					2.500	12/01/2050		200	(206)	(205)
Uniform Mortgage-Backed Security, TBA					2.500	12/01/2051		450	(461)	(462)
Uniform Mortgage-Backed Security, TBA					3.000	12/01/2051		300	(314)	(313)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

Uniform Mortgage-Backed Security, TBA	3.500	11/01/2051	100	(106)	(106)

Total United States	(5,513)	(5,500)

Total Short Sales (17.9)%	$(5,546)	$(5,532)

(k)	Securities with an aggregate market value of $1,908 have been pledged as collateral under the terms of master agreements as of September 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(2,039) at a weighted average interest rate of (0.213%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for short sales includes $1 of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar March Futures	03/2022	1	$250	$0	$0	$0
Australia Government 10-Year Bond December Futures	12/2021	2	205	(4)	0	0
Call Options Strike @ EUR 113.6 on Eur-Schatz December 2021 Futures (1)	11/2021	12	0	0	0	0
Call Options Strike @ EUR 182.500 on Euro-Bund December 2021 Futures (1)	11/2021	9	0	0	0	0
Call Options Strike @ EUR 192.000 on Euro-OAT December 2021 Futures (1)	11/2021	6	0	0	0	0
Euro-BTP Italy Government Bond December Futures	12/2021	14	2,464	(36)	8	(8)
Euro-Buxl 30-Year Bond December Futures	12/2021	1	236	(7)	1	(2)
U.S. Treasury 5-Year Note December Futures	12/2021	4	491	(4)	0	0
U.S. Treasury 10-Year Note December Futures	12/2021	9	1,184	(18)	1	0
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures	12/2021	5	726	(16)	1	0

$(85)	$11	$(10)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note December Futures	12/2021	3	$(253)	$0	$0	$0
Call Options Strike @ EUR 174.000 on Euro-Bund November 2021 Futures (1)	10/2021	2	0	2	0	0
Euro-Bobl December Futures	12/2021	2	(313)	1	0	0
Euro-Bund 10-Year Bond December Futures	12/2021	13	(2,557)	31	5	(5)
Euro-OAT France Government 10-Year Bond December Futures	12/2021	6	(1,153)	21	3	(2)
Euro-Schatz December Futures	12/2021	6	(780)	1	0	0

$56	$8	$(7)

Total Futures Contracts	$(29)	$19	$(17)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Exelon Generation Co. LLC	1.000%	Quarterly	06/20/2022	0.225%	$100	$0	$1	$1	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	1.876	EUR	50	(5)	2	(3)	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.122	100	0	1	1	0	0

$(5)	$4	$(1)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-36 5-Year Index	(5.000)%	Quarterly	06/20/2026	$100	$(10)	$1	$(9)	$0	$0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

CDX.IG-35 5-Year Index	(1.000)	Quarterly		12/20/2025		200	(5)	0	(5)	0	0
CDX.IG-36 10-Year Index	(1.000)	Quarterly		06/20/2031		700	(1)	(7)	(8)	0	0

							$(16)	$(6)	$(22)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-37 5-Year Index	1.000%	Quarterly		12/20/2026		$1,100	$27	$0	$27	$0	$(1)

INTEREST RATE SWAPS -BASIS SWAPS
										Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index		Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.091%		Quarterly	03/18/2022		$4,200	$0	$(1)	$(1)	$0	$0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%		Quarterly	04/26/2022		3,100	0	(1)	(1)	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%		Quarterly	06/12/2022		300	0	0	0	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%		Quarterly	06/12/2022		300	0	0	0	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%		Quarterly	06/19/2022		1,300	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%		Quarterly	04/27/2023		1,300	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.070%		Quarterly	03/07/2024		200	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%		Quarterly	09/06/2024		700	0	0	0	1	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.105%		Quarterly	09/27/2024		600	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.102%		Quarterly	10/04/2024		400	0	0	0	0	0

							$0	$(2)	$(2)	$1	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023	GBP	1,100	$5	$2	$7	$0	$0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	03/16/2024		500	(2)	(4)	(6)	0	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	03/16/2027		300	(1)	(6)	(7)	0	(1)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2032		300	2	(11)	(9)	0	(1)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		20	0	2	2	0	0
Pay(7)	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	80,000	1	(1)	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	08/17/2031		10,000	0	(1)	(1)	0	0
Receive(7)	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	12/15/2051		14,000	2	1	3	0	(1)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031	SGD	300	(2)	7	5	1	0
Receive(7)	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	12/15/2031		100	(1)	1	0	0	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	900	0	2	2	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		2,100	0	5	5	0	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		1,200	0	3	3	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		700	0	2	2	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		900	0	2	2	0	0
Pay	1-Year BRL-CDI	3.300	Maturity	01/03/2022		11,700	0	(17)	(17)	0	0
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		300	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		5,300	0	(10)	(10)	0	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		1,800	(3)	5	2	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		3,300	(1)	(4)	(5)	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

Receive	1-Year BRL-CDI	7.197	Maturity	01/03/2022		6,858	0	(1)	(1)	0	(1)
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	200	0	1	1	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		100	0	1	1	0	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		400	0	(1)	(1)	0	0
Receive	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		100	(1)	2	1	0	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		150	(2)	(1)	(3)	0	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		350	11	5	16	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		650	(4)	(10)	(14)	0	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		250	(13)	1	(12)	0	0
Pay	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		300	(41)	12	(29)	0	(1)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	450	0	(3)	(3)	0	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	3,300	8	(5)	3	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		$500	(7)	1	(6)	0	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2022		1,500	(1)	(1)	(2)	0	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023		1,100	1	(1)	0	0	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		300	0	(6)	(6)	0	0
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		150	0	(3)	(3)	0	0
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		350	0	(7)	(7)	0	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		425	11	(8)	3	0	0
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026		50	(1)	0	(1)	0	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		460	(10)	(1)	(11)	1	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		100	(2)	0	(2)	0	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		100	(3)	(7)	(10)	0	0
Receive(7)	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		4,200	(44)	23	(21)	0	(5)
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		1,270	(11)	(54)	(65)	2	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		50	(3)	0	(3)	0	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		800	53	(108)	(55)	0	(2)
Pay(7)	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		400	8	(5)	3	1	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		500	(2)	(23)	(25)	0	(1)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		120	1	4	5	0	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		1,305	10	79	89	0	(3)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		825	66	(8)	58	0	(2)
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2031		100	0	1	1	0	0
Receive	3-Month USD-LIBOR	1.400	Semi-Annual	07/19/2031		100	(1)	2	1	0	0
Receive	3-Month USD-LIBOR	1.448	Semi-Annual	08/10/2031		100	(1)	2	1	0	0
Pay(7)	3-Month USD-LIBOR	1.950	Semi-Annual	10/04/2031		50	0	2	2	0	0
Receive(7)	3-Month USD-LIBOR	1.720	Semi-Annual	10/15/2031		150	0	(2)	(2)	0	(1)
Pay(7)	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		900	25	(12)	13	3	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		50	0	7	7	0	0
Pay	3-Month USD-LIBOR	1.460	Semi-Annual	02/02/2051		100	(1)	(8)	(9)	0	0
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		350	20	37	57	0	(1)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		100	(21)	7	(14)	0	0
Receive	3-Month USD-LIBOR	1.968	Semi-Annual	06/23/2051		100	(1)	(2)	(3)	0	0
Pay(7)	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		300	22	(12)	10	1	0
Pay(7)	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		30	3	(2)	1	0	0
Receive(7)	3-Month USD-LIBOR	2.090	Semi-Annual	12/23/2051		50	0	(3)	(3)	0	0
Receive(7)	3-Month USD-LIBOR	1.620	Semi-Annual	01/27/2052		50	0	3	3	0	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	300	0	1	1	0	0
Pay	6-Month AUD-LIBOR	1.750	Semi-Annual	06/16/2031	AUD	50	1	0	1	0	0
Pay	6-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	200	(1)	5	4	0	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	800	0	(1)	(1)	0	(1)
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2024	EUR	500	(1)	(1)	(2)	0	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2027		3,900	(6)	(25)	(31)	1	0
Receive(7)	6-Month EUR-EURIBOR	0.190	Annual	01/27/2032		50	0	0	0	0	0
Receive(7)	6-Month EUR-EURIBOR	0.205	Annual	01/27/2032		100	0	0	0	0	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032		2,650	47	(40)	7	0	0
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		320	(13)	13	0	1	0
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		25	(1)	1	0	0	0
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	10,900	0	(1)	(1)	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	06/17/2025	JPY	100,000	1	(2)	(1)	0	0
Pay	6-Month JPY-LIBOR	0.035	Semi-Annual	11/29/2029		20,000	0	(1)	(1)	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2031		50,000	(6)	2	(4)	1	0
Receive	6-Month JPY-LIBOR	0.330	Semi-Annual	11/29/2049		10,000	2	2	4	0	(1)
Receive	6-Month NOK-NIBOR	1.500	Annual	03/10/2026	NOK	1,000	0	0	0	0	0
Pay	6-Month NOK-NIBOR	1.900	Annual	03/10/2031		600	0	1	1	0	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	2,000	0	(7)	(7)	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

Receive	UKRPI	3.397	Maturity	11/15/2030	70	0	9	9	0	(1)
Receive	UKRPI	3.740	Maturity	03/15/2031	100	0	(7)	(7)	1	0
Pay	UKRPI	3.700	Maturity	04/15/2031	50	0	(4)	(4)	1	0
Pay	UKRPI	3.217	Maturity	11/15/2040	120	0	(32)	(32)	2	0
Receive	UKRPI	3.000	Maturity	11/15/2050	50	0	23	23	0	(2)

$92	$(191)	$(99)	$16	$(25)

Total Swap Agreements	$98	$(195)	$(97)	$17	$(26)

Cash of $552 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.
(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2021	CNH	2,175	$336	$0	$(1)
10/2021	MYR	171	41	0	0
10/2021	NOK	3,252	374	2	0
10/2021	$620	CHF	568	0	(10)
10/2021	68	CNY	440	0	0
10/2021	190	DKK	1,210	0	(2)
10/2021	20	ILS	65	0	0
10/2021	19	PEN	78	0	0
11/2021	374	NOK	3,252	0	(2)
11/2021	19	PLN	72	0	(1)
11/2021	31	RON	127	0	(2)
11/2021	24	RUB	1,816	1	0
12/2021	SGD	99	$73	0	0
12/2021	$155	KRW	181,601	0	(2)
12/2021	41	MYR	171	0	0
01/2022	22	CZK	482	0	(1)
02/2022	23	PLN	87	0	(1)
03/2022	PEN	78	$19	0	0
04/2022	DKK	1,206	190	2	0
BPS	10/2021	CAD	33	26	0	0
10/2021	CNH	1,296	200	0	(1)
10/2021	DKK	1,685	270	8	0
10/2021	GBP	68	93	2	0
10/2021	JPY	9,600	87	0	0
10/2021	KRW	5	0	0	0
10/2021	$383	AUD	522	0	(6)
10/2021	123	EUR	104	0	(3)
10/2021	534	NOK	4,717	6	0
11/2021	IDR	71,863	$5	0	0
11/2021	ILS	40	12	0	0
11/2021	MXN	1,627	81	2	0
12/2021	SGD	28	21	0	0
12/2021	$32	SGD	43	0	0
BRC	10/2021	594	SEK	5,134	0	(8)
11/2021	9	RUB	646	0	0
12/2021	89	THB	2,909	0	(3)
CBK	10/2021	AUD	386	$285	6	0
10/2021	CAD	331	263	1	0
10/2021	EUR	107	127	3	0
10/2021	GBP	151	205	2	0
10/2021	NZD	159	112	3	0
10/2021	PEN	78	22	3	0
10/2021	$553	AUD	762	0	(3)
10/2021	87	DKK	556	0	(1)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

	10/2021		1,571	EUR	1,325	0	(37)
	10/2021		186	GBP	135	0	(4)
	10/2021		339	MXN	6,941	0	(4)
	10/2021		44	NZD	63	0	(1)
	11/2021	IDR	775,397		$54	0	0
	11/2021	ILS	1,200		367	0	(5)
	11/2021	PEN	203		49	0	0
	11/2021		$29	EUR	25	0	0
	11/2021		17	HUF	4,954	0	(1)
	11/2021		23	PEN	94	0	0
	12/2021	CNH	724		$111	0	0
	12/2021	PEN	412		111	11	0
	12/2021		$12	RUB	909	0	0
	01/2022	ILS	422		$130	0	(1)
	02/2022		300		92	0	(1)
	02/2022	PEN	392		97	3	0
	02/2022		$18	PLN	67	0	(1)
	03/2022	ILS	500		$152	0	(3)
	04/2022	DKK	554		87	1	0
	04/2022	ILS	100		31	0	0
	06/2022		300		92	0	(1)
	08/2022		201		63	0	0
FBF	11/2021		$8	RUB	594	0	0
GLM	10/2021	CAD	55		$44	0	0
	10/2021	CNH	657		101	0	(1)
	10/2021	EUR	202		237	3	0
	10/2021	KRW	73,247		62	0	0
	10/2021		$39	MYR	161	0	0
	10/2021		16	RUB	1,230	1	0
	11/2021	PEN	114		$28	1	0
	11/2021		$42	PEN	158	0	(4)
	11/2021		9	RUB	679	0	0
	12/2021	CNH	727		$112	0	0
	12/2021	SGD	51		38	0	0
	12/2021		$88	IDR	1,263,566	0	0
	12/2021		48	RUB	3,592	0	0
	02/2022	CAD	39		$32	2	0
HUS	10/2021	AUD	94		68	0	0
	10/2021	CAD	168		133	1	0
	10/2021	EUR	84		99	1	0
	10/2021	JPY	11,300		103	1	0
	10/2021	KRW	91,123		77	0	0
	10/2021	RUB	9,654		131	0	(1)
	10/2021		$79	AUD	108	0	(1)
	10/2021		205	CNH	1,325	1	0
	10/2021		123	NOK	1,065	0	(1)
	10/2021		8	RUB	633	0	0
	11/2021	CNH	920		$142	0	0
	11/2021	ILS	41		13	0	0
	11/2021		$61	COP	235,890	1	0
	11/2021		2	RUB	114	0	0
	12/2021		26	IDR	371,383	0	0
	04/2022		21	DKK	135	0	0
IND	10/2021	MYR	161		$39	0	0
	10/2021		$840	EUR	720	0	(6)
	12/2021		38	MYR	161	0	0
JPM	10/2021	KRW	113,399		$96	0	0
	10/2021		$31	CZK	655	0	(1)
	10/2021		78	RUB	5,744	0	0
	11/2021		77	IDR	1,102,145	0	0
	12/2021	SGD	140		$103	1	0
	12/2021		$75	THB	2,474	0	(2)
MYI	10/2021	AUD	161		$117	1	0
	10/2021	DKK	1,638		263	8	0
	10/2021	NOK	2,530		291	2	0
	10/2021	SEK	3,245		377	7	0
	10/2021		$59	CNY	384	0	0
	10/2021		568	DKK	3,614	0	(5)
	10/2021		67	NZD	96	0	0
	11/2021	NZD	96		$67	0	0
	11/2021		$6	HUF	1,757	0	0
	11/2021		25	IDR	360,780	0	0
	11/2021		36	PLN	135	0	(2)
	04/2022	DKK	3,601		$568	5	0
RYL	12/2021	SGD	40		29	0	0
SCX	10/2021	CNH	326		50	0	0
	10/2021	KRW	2,363		2	0	0
	10/2021		$6,244	EUR	5,286	0	(121)
	10/2021		3,037	JPY	333,540	0	(40)
	10/2021		41	MYR	171	0	0
	10/2021		64	RUB	4,843	2	0
	11/2021	IDR	316,175		$22	0	0
	11/2021		$8,166	EUR	7,042	0	(4)
	11/2021		2,803	JPY	312,640	7	0
	12/2021	CNH	858		$132	0	(1)
	12/2021		$74	CNY	484	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

12/2021	53	IDR	766,635	0	0
12/2021	73	KRW	84,865	0	(1)
12/2021	64	SGD	85	0	(2)
SOG	10/2021	DKK	1,949	$314	10	0
11/2021	$6	HUF	1,875	0	(1)
SSB	10/2021	CHF	326	$356	6	0
01/2022	$29	CLP	22,989	0	(1)
TOR	10/2021	AUD	490	$355	1	0
10/2021	CAD	1,668	1,316	0	0
10/2021	$1,784	CAD	2,255	0	(4)
11/2021	355	AUD	490	0	(1)
11/2021	1,316	CAD	1,668	0	0
12/2021	CNH	779	$120	0	0
12/2021	MXN	1,556	77	3	0
12/2021	$27	IDR	384,180	0	0
UAG	10/2021	MXN	1,198	$60	2	0
10/2021	$25	RUB	1,916	1	0
11/2021	14	1,073	0	0

Total Forward Foreign Currency Contracts	$124	$(306)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

HUS	Call - OTC USD versus CAD	CAD	1.480	11/30/2021	1,300	$0	$0

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	01/25/2022	400	$5	$2
NGF	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400	01/25/2022	300	4	1

$9	$3

Total Purchased Options	$9	$3

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000%	01/19/2022	100	$(1)	$(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	11/17/2021	100	0	0
BPS	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	100	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	100	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	100	0	0
BRC	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	300	(2)	(2)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	240	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	11/17/2021	100	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	11/17/2021	100	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	100	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	300	0	0
DUB	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	100	0	0
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	12/15/2021	100	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	200	0	0
FBF	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	100	0	0
GST	Put - OTC CDX.HY-36 5-Year Index	Sell	103.000	10/20/2021	100	(1)	0
Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	100	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	100	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	11/17/2021	100	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	200	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	100	0	0
JPM	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	100	(1)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	100	0	0
MYC	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	100	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	200	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	100	0	0

$(7)	$(5)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Put - OTC EUR versus CHF	CHF	1.067	12/01/2021	10	$0	$0
Call - OTC EUR versus CHF	1.100	12/01/2021	10	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

DUB	Put - OTC EUR versus CHF	1.070	11/03/2021	51	0	0
Call - OTC EUR versus CHF	1.100	11/03/2021	51	0	0
GLM	Call - OTC USD versus CAD	CAD	1.265	02/11/2022	164	(2)	(3)
UAG	Put - OTC EUR versus CHF	CHF	1.070	10/29/2021	37	0	0
Call - OTC EUR versus CHF	1.098	10/29/2021	37	0	0
Put - OTC EUR versus CHF	1.070	11/23/2021	37	0	0
Call - OTC EUR versus CHF	1.100	11/23/2021	37	0	0

$(2)	$(3)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010%	02/07/2022	300	$0	$0
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	300	0	(2)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	400	(1)	0
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	400	(1)	(3)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.320	01/25/2022	105	(3)	(1)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	800	(3)	0
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	1,500	(2)	0
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	1,500	(2)	(10)

$(12)	$(16)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	1-Month USD-LIBOR	10/07/2022	500	$(1)	$0
Call - OTC 1-Year Interest Rate Floor (2)	0.000	1-Month USD-LIBOR	10/08/2022	250	0	0

$(1)	$0

Total Written Options	$(22)	$(24)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.028%	$100	$(4)	$3	$0	$(1)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.093	200	(5)	2	0	(3)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	100	(2)	1	0	(1)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.028	100	(3)	2	0	(1)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.093	50	(1)	0	0	(1)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.028	100	(4)	3	0	(1)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	100	(2)	1	0	(1)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.028	100	(3)	2	0	(1)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.093	100	(3)	1	0	(2)

$(27)	$15	$0	$(12)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.536%	$50	$(1)	$2	$1	$0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.536	50	(1)	2	1	0

$(2)	$4	$2	$0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	200	$151	$1	$(1)	$0	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	200	138	0	1	1	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	200	138	(1)	1	0	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.298% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/14/2030	100	72	1	(1)	0	0

$1	$0	$1	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.124% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2021	$700	$0	$(26)	$0	$(26)

Total Swap Agreements	$(28)	$(7)	$3	$(38)

(n)

Securities with an aggregate market value of $1 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date.
(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$7	$0	$7
Australia
Corporate Bonds & Notes	0	104	0	104
Sovereign Issues	0	516	0	516
Cayman Islands
Asset-Backed Securities	0	929	0	929
Corporate Bonds & Notes	0	221	0	221
China
Sovereign Issues	0	4,731	0	4,731
Denmark
Corporate Bonds & Notes	0	903	0	903
France
Sovereign Issues	0	900	0	900
Germany
Corporate Bonds & Notes	0	855	0	855
Ireland
Asset-Backed Securities	0	841	0	841
Israel
Sovereign Issues	0	441	0	441
Italy
Corporate Bonds & Notes	0	232	0	232
Sovereign Issues	0	949	0	949
Japan
Sovereign Issues	0	4,489	0	4,489
Kuwait
Sovereign Issues	0	222	0	222
Malaysia
Sovereign Issues	0	75	0	75
Peru
Sovereign Issues	0	256	0	256
Qatar
Sovereign Issues	0	672	0	672
Romania
Sovereign Issues	0	187	0	187
Russia
Sovereign Issues	0	52	0	52
Saudi Arabia
Sovereign Issues	0	436	0	436
Serbia
Sovereign Issues	0	112	0	112
Singapore
Sovereign Issues	0	228	0	228
South Korea
Sovereign Issues	0	603	0	603
Spain
Sovereign Issues	0	598	0	598
Switzerland
Corporate Bonds & Notes	0	219	0	219
United Arab Emirates
Sovereign Issues	0	205	0	205
United Kingdom
Corporate Bonds & Notes	0	2,266	0	2,266
Non-Agency Mortgage-Backed Securities	0	1,493	0	1,493
Sovereign Issues	0	530	0	530
United States
Asset-Backed Securities	0	1,843	0	1,843
Corporate Bonds & Notes	0	936	0	936
Loan Participations and Assignments	0	94	0	94
Non-Agency Mortgage-Backed Securities	0	1,198	405	1,603
Preferred Securities	0	169	0	169
U.S. Government Agencies	0	5,831	0	5,831
U.S. Treasury Obligations	0	1,677	0	1,677
Short-Term Instruments
Repurchase Agreements	0	135	0	135
Israel Treasury Bills	0	558	0	558

	$0	$36,713	$405	$37,118
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$526	$0	$0	$526

Total Investments	$526	$36,713	$405	$37,644

Short Sales, at Value - Liabilities
Canada
Sovereign Issues	0	(32)	0	(32)
United States
U.S. Government Agencies	0	(5,500)	0	(5,500)

	$0	$(5,532)	$0	$(5,532)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2021 (Unaudited)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	17	19	0	36
Over the counter	0	130	0	130

$17	$149	$0	$166
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(17)	(26)	0	(43)
Over the counter	0	(368)	0	(368)

$(17)	$(394)	$0	$(411)

Total Financial Derivative Instruments	$0	$(245)	$0	$(245)

Totals	$526	$30,936	$405	$31,867

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2021:
Category and Subcategory	Beginning Balance at 12/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2021 (1)

Investments in Securities, at Value
United Kingdom
Non-Agency Mortgage-Backed Securities	$136	$(133)	$0	$0	$0	$(3)	$0	$0	$0	$0
United States
Non-Agency Mortgage-Backed Securities	0	406	0	0	0	(1)	0	0	405	(1)

Totals	$136	$273	$0	$0	$0	$(4)	$0	$0	$405	$(1)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2021	Valuation Technique	Unobservable Inputs	Input Value	Weighted Average

Investments in Securities, at Value
United States
Non-Agency Mortgage-Backed Securities	$405	Proxy Pricing	Base Price	%	100.000 - 103.219	101.631

Total	$405

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$15	$0	$0	$0	$0	$15	$0	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$231	$10,400	$(10,120)	$0	$0	$511	$1	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NZD	New Zealand Dollar
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso	THB	Thai Baht
COP	Colombian Peso	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
CZK	Czech Koruna	NOK	Norwegian Krone	ZAR	South African Rand
DKK	Danish Krone

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	MAKA5DAY	Israel Gilon 5 Day	SRFXON3	Swiss Overnight Rate Average (6PM)
CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
EUR003M	3 Month EUR Swap Rate	SIBCSORA	Singapore Overnight Rate Average

Other Abbreviations:
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	PIK	Payment-in-Kind
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	LIBOR	London Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	STIBOR	Stockholm Interbank Offered Rate
CLO	Collateralized Loan Obligation	NIBOR	Norwegian Interbank Offered Rate	TBA	To-Be-Announced
DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.9% ¤
CORPORATE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
United Airlines Pass-Through Trust
2.875% due 04/07/2030	$570	$579
3.100% due 04/07/2030	570	571
Vessel Management Services, Inc. 3.432% due 08/15/2036	476	520

Total Corporate Bonds & Notes (Cost $1,617)		1,670

U.S. GOVERNMENT AGENCIES 5.2%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (b)	2,500	2,146
0.136% due 07/25/2037 •	5	5
0.986% due 04/25/2032 •	1	1
1.958% due 01/01/2033 •	3	3
3.000% due 09/25/2046	2,264	2,430
3.580% due 08/01/2030	1,700	1,846
3.600% due 02/01/2040	1,342	1,533
4.250% due 05/25/2037	92	111
5.000% due 04/25/2032 - 08/25/2033	196	220
5.500% due 12/25/2035	60	68
6.080% due 09/01/2028	64	84
6.500% due 07/25/2031	41	48
6.625% due 11/15/2030	570	814
Freddie Mac
0.000% due 03/15/2031 - 07/15/2032 (b)	2,700	2,240
0.484% due 01/15/2033 •	3	3
0.784% due 02/15/2027 •	1	1
1.292% due 10/25/2044 •	405	416
2.999% due 03/25/2036 ~	214	231
3.000% due 04/15/2053	1,484	1,525
3.280% due 01/25/2036 ~	188	203
3.500% due 01/15/2048	570	627
4.000% due 06/15/2032 - 09/15/2044	4,676	5,063
4.000% due 12/15/2042 •	306	312
5.500% due 02/15/2034	149	169
6.750% due 03/15/2031	100	145
7.000% due 07/15/2023 - 12/01/2031	4	4
Ginnie Mae
2.250% due 08/20/2030 •	2	2
3.500% due 01/20/2044	643	701
6.000% due 08/20/2033	465	515
Residual Funding Corp. STRIPS 0.000% due 01/15/2030 (b)	2,500	2,180
Resolution Funding Corp. STRIPS 0.000% due 04/15/2028 - 04/15/2029 (a)	2,700	2,445
Small Business Administration
5.240% due 08/01/2023	13	14
5.290% due 12/01/2027	43	48
Tennessee Valley Authority STRIPS 0.000% due 05/01/2030 (b)	800	692
Uniform Mortgage-Backed Security
2.500% due 11/01/2046	151	157
4.000% due 08/01/2048 - 08/01/2049	1,749	1,876

Total U.S. Government Agencies (Cost $25,798)		28,878

U.S. TREASURY OBLIGATIONS 118.6%
U.S. Treasury Bonds
1.125% due 05/15/2040 (d)	52,630	45,506
1.125% due 08/15/2040 (d)	116,540	100,325
1.375% due 11/15/2040 (d)	21,920	19,697
1.875% due 02/15/2041 (d)	22,200	21,723
1.875% due 02/15/2051 (d)	8,000	7,631
2.000% due 02/15/2050 (d)	213,298	209,615
2.250% due 05/15/2041 (d)	20,000	20,803
2.500% due 02/15/2046	4,070	4,403
2.750% due 11/15/2042	5,600	6,299
2.875% due 05/15/2049	1,550	1,814
3.000% due 11/15/2045 (d)	10,100	11,909
3.000% due 08/15/2048 (d)	10,980	13,086

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2021 (Unaudited)

3.125% due 11/15/2041 (d)	25,610	30,510
3.125% due 05/15/2048	3,730	4,540
4.500% due 08/15/2039	200	281
4.750% due 02/15/2041	790	1,155
U.S. Treasury Notes
0.125% due 03/31/2023 (d)	60,000	59,953
0.375% due 04/30/2025 (d)(f)	44,500	44,017
0.750% due 03/31/2026	7,300	7,250
1.125% due 02/29/2028	670	666
1.250% due 06/30/2028	500	499
1.875% due 07/31/2026 (f)	2,000	2,087
U.S. Treasury STRIPS
0.000% due 02/15/2033 (a)	1,700	1,389
0.000% due 05/15/2034 (a)	500	397
0.000% due 08/15/2034 (a)	1,270	1,001
0.000% due 08/15/2035 (a)	25,270	19,426
0.000% due 08/15/2036 (a)	18,000	13,504
0.000% due 11/15/2036 (a)	2,700	2,012
0.000% due 08/15/2044 (b)	300	185
0.000% due 11/15/2044 (b)	500	307
0.000% due 05/15/2045 (b)	500	304
0.000% due 08/15/2046 (b)	500	295

Total U.S. Treasury Obligations (Cost $690,566)		652,589

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.1%
BAMLL Commercial Mortgage Securities Trust 1.134% due 04/15/2036 •	1,000	999
Bancorp Commercial Mortgage Trust 1.214% due 09/15/2036 •	155	155
BANK 4.046% due 03/15/2061 ~	500	566
Barclays Commercial Mortgage Securities Trust 4.197% due 08/10/2035	500	563
Bear Stearns Adjustable Rate Mortgage Trust
2.259% due 01/25/2034 ~	4	4
2.500% due 04/25/2033 ~	8	8
2.875% due 04/25/2033 ~	2	2
2.929% due 02/25/2034 ~	4	4
BWAY Mortgage Trust 3.454% due 03/10/2033	700	747
Citigroup Commercial Mortgage Trust
2.034% due 02/15/2039 •	1,074	1,114
4.149% due 01/10/2036	1,700	1,819
CityLine Commercial Mortgage Trust 2.871% due 11/10/2031 ~	1,600	1,652
Commercial Mortgage Trust
3.140% due 10/10/2036	1,700	1,793
3.942% due 04/10/2033 ~	500	532
Countrywide Alternative Loan Trust 0.506% due 05/25/2035 •	25	25
Countrywide Home Loan Mortgage Pass-Through Trust 0.726% due 03/25/2035 •	37	33
Credit Suisse First Boston Mortgage Securities Corp. 2.499% due 11/25/2032 ~	2	2
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.148% due 07/25/2033 ~	2	2
DBWF Mortgage Trust 3.791% due 12/10/2036	2,100	2,308
Extended Stay America Trust 1.164% due 07/15/2038 •	1,293	1,299
GS Mortgage Securities Trust 3.932% due 10/10/2035 ~	500	536
HarborView Mortgage Loan Trust
0.217% due 03/19/2037 •	27	25
0.527% due 05/19/2035 •	18	17
2.610% due 07/19/2035 ^~	2	2
Hilton USA Trust 3.719% due 11/05/2038	2,100	2,285
Impac CMB Trust 5.164% due 09/25/2034 þ	98	105
JP Morgan Chase Commercial Mortgage Securities Trust
1.534% due 12/15/2031 •	568	565
2.798% due 10/05/2031	1,700	1,700
JP Morgan Mortgage Trust
0.986% due 12/25/2049 •	60	60
2.504% due 07/25/2035 ~	36	37
Natixis Commercial Mortgage Securities Trust 3.885% due 08/15/2038	500	551
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~	576	594
Residential Accredit Loans, Inc. Trust 6.000% due 06/25/2036 ^	26	25
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032	3	3

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2021 (Unaudited)

Sequoia Mortgage Trust 0.787% due 07/20/2033 •	31	31
Structured Adjustable Rate Mortgage Loan Trust 0.526% due 05/25/2037 •	45	44
Structured Asset Mortgage Investments Trust
0.747% due 09/19/2032 •	16	16
0.927% due 10/19/2033 •	13	13
VNDO Mortgage Trust 3.805% due 01/10/2035	1,900	2,087
WaMu Mortgage Pass-Through Certificates Trust
1.092% due 08/25/2046 •	81	82
1.492% due 08/25/2042 •	1	1
1.763% due 10/25/2046 •	27	27
Washington Mutual Mortgage Pass-Through Certificates Trust
2.259% due 05/25/2033 ~	4	4
Worldwide Plaza Trust 3.526% due 11/10/2036	300	325

Total Non-Agency Mortgage-Backed Securities (Cost $22,004)		22,762

ASSET-BACKED SECURITIES 0.6%
Bear Stearns Asset-Backed Securities Trust 1.086% due 11/25/2042 •	20	20
ECMC Group Student Loan Trust 0.836% due 02/27/2068 •	183	183
JP Morgan Mortgage Acquisition Corp. 0.806% due 12/25/2035 •	1,100	1,101
LA Arena Funding LLC 7.656% due 12/15/2026	6	6
MASTR Asset-Backed Securities Trust 0.911% due 10/25/2034 •	512	512
New Century Home Equity Loan Trust 0.821% due 06/25/2035 •	273	274
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024	210	210
RAAC Trust 0.776% due 11/25/2036 •	379	379
Renaissance Home Equity Loan Trust 0.966% due 08/25/2033 •	3	2
SLM Student Loan Trust
0.725% due 10/25/2029 •	237	237
1.625% due 04/25/2023 •	137	138
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	190	198

Total Asset-Backed Securities (Cost $3,243)		3,260

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (c) 0.1%		441

Total Short-Term Instruments (Cost $441)		441

Total Investments in Securities (Cost $743,669)		709,600

	SHARES
INVESTMENTS IN AFFILIATES 2.6%
SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short Asset Portfolio	1,237,812	12,398
PIMCO Short-Term Floating NAV Portfolio III	171,385	1,690

Total Short-Term Instruments (Cost $14,089)		14,088

Total Investments in Affiliates (Cost $14,089)		14,088

Total Investments 131.5% (Cost $757,758)		$723,688
Financial Derivative Instruments (e)(g) (0.0)%(Cost or Premiums, net $1,142)		(231)
Other Assets and Liabilities, net (31.5)%		(173,062)

Net Assets 100.0%		$550,395

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$441	U.S. Treasury Notes 0.250% due 09/30/2023	$(450)	$441	$441

Total Repurchase Agreements	$(450)	$441	$441

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	12/01/2051	$9,300	$(9,270)	$(9,288)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2051	300	(317)	(318)

Total Short Sales (1.7)%	$(9,587)	$(9,606)

(d)	Securities with an aggregate market value of $915,945 have been pledged as collateral under the terms of master agreements as of September 30, 2021.

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(217,409) at a weighted average interest rate of 0.080%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	12	$2,293	$(79)	$0	$(2)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2021	486	$(106,947)	$126	$0	$(19)
U.S. Treasury 5-Year Note December Futures	12/2021	222	(27,249)	207	0	(19)
U.S. Treasury 10-Year Note December Futures	12/2021	69	(9,081)	127	0	(10)

$460	$0	$(48)

Total Futures Contracts	$381	$0	$(50)

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2021 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	3-Month USD-LIBOR	0.750%	Semi-Annual	12/16/2023	$14,100	$125	$(2)	$123	$0	$(3)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	13,500	(362)	(203)	(565)	30	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031	24,000	1,202	430	1,632	0	(56)
Receive	3-Month USD-LIBOR	1.487	Semi-Annual	06/23/2031	3,400	(49)	52	3	0	(8)
Receive	3-Month USD-LIBOR	1.468	Semi-Annual	07/15/2031	9,300	(116)	155	39	0	(24)
Receive	3-Month USD-LIBOR	1.452	Semi-Annual	07/16/2031	4,200	(46)	70	24	0	(11)
Receive	3-Month USD-LIBOR	1.441	Semi-Annual	07/21/2031	5,100	(62)	86	24	0	(13)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041	16,000	1,029	426	1,455	0	(53)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050	5,100	(535)	(176)	(711)	9	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	03/17/2051	11,910	(1,920)	(424)	(2,344)	32	0
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051	15,100	1,880	559	2,439	0	(42)

Total Swap Agreements						$1,146	$973	$2,119	$71	$(210)

(f)

Securities with an aggregate market value of $3,049 and cash of $1,262 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	0.010%	12/28/2021	17,000	$106	$175

Total Purchased Options								$106		$175

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap			3-Month USD-LIBOR	Pay	0.017%	12/28/2021	3,400	$(106)	$(211)

OPTIONS ON SECURITIES
Counterparty	Description				Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051				$100.414	11/03/2021	700	$(2)		$(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 12/01/2051				103.078	12/06/2021	1,000	(2)		(3)

								$(4)		$(6)

Total Written Options								$(110)		$(217)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials					$0		$1,670	$0	$1,670
U.S. Government Agencies					0		28,878	0	28,878
U.S. Treasury Obligations					0		652,589	0	652,589
Non-Agency Mortgage-Backed Securities					0		22,762	0	22,762
Asset-Backed Securities					0		3,260	0	3,260

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2021 (Unaudited)

Short-Term Instruments
Repurchase Agreements	0	441	0	441

	$0	$709,600	$0	$709,600
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,088	$0	$0	$14,088

Total Investments	$14,088	$709,600	$0	$723,688

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(9,606)	$0	$(9,606)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	71	0	71
Over the counter	0	175	0	175

	$0	$246	$0	$246
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(260)	0	(260)
Over the counter	0	(217)	0	(217)

	$0	$(477)	$0	$(477)

Total Financial Derivative Instruments	$0	$(231)	$0	$(231)

Totals	$14,088	$699,763	$0	$713,851

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$12,324	$85	$0	$0	$(11)	$12,398	$85	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$11,503	$1,128,724	$(1,138,500)	$(36)	$(1)	$1,690	$23	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	SAL	Citigroup Global Markets, Inc.

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Other Abbreviations:
LIBOR	London Interbank Offered Rate	STRIPS	Separate Trading of Registered Interest and Principal of Securities	TBA	To-Be-Announced

Schedule of Investments PIMCO Low Duration Portfolio	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 81.9% ¤
CORPORATE BONDS & NOTES 23.1%
BANKING & FINANCE 12.6%
Banco Bilbao Vizcaya Argentaria S.A. 0.875% due 09/18/2023		$4,700	$4,729
Banco Santander S.A. 1.239% (US0003M + 1.120%) due 04/12/2023 ~		2,400	2,433
Bank of America Corp.
0.810% due 10/24/2024 •		6,900	6,925
1.098% (US0003M + 0.960%) due 07/23/2024 ~		1,200	1,218
1.294% (US0003M + 1.160%) due 01/20/2023 ~		200	201
1.486% due 05/19/2024 •		4,300	4,365
3.550% due 03/05/2024 •		4,100	4,275
Bank of Nova Scotia 0.650% due 07/31/2024		5,000	4,993
Barclays PLC
1.555% (US0003M + 1.430%) due 02/15/2023 ~		3,800	3,818
2.852% due 05/07/2026 •		5,100	5,359
Brixmor Operating Partnership LP 1.176% (US0003M + 1.050%) due 02/01/2022 ~		5,000	5,011
CC Holdings GS LLC 3.849% due 04/15/2023		5,300	5,565
Citigroup, Inc.
0.776% due 10/30/2024 •		2,000	2,008
0.819% (US0003M + 0.690%) due 10/27/2022 ~		5,000	5,029
Cooperatieve Rabobank UA 1.004% due 09/24/2026 •		5,700	5,625
Credit Agricole S.A. 1.907% due 06/16/2026 •		3,900	3,976
Credit Suisse Group AG 3.800% due 06/09/2023		4,800	5,059
Danske Bank A/S 5.000% due 01/12/2022		4,800	4,858
Deutsche Bank AG
3.300% due 11/16/2022		6,600	6,810
4.250% due 10/14/2021		2,500	2,503
Federal Realty Investment Trust 3.950% due 01/15/2024		4,200	4,481
Ford Credit Canada Co. 3.469% (CDOR03 + 3.030%) due 01/10/2022 ~(e)	CAD	4,700	3,724
Ford Motor Credit Co. LLC
2.979% due 08/03/2022		$1,700	1,721
3.096% due 05/04/2023		5,400	5,494
3.810% due 01/09/2024		5,000	5,169
4.140% due 02/15/2023		5,000	5,132
GA Global Funding Trust 0.800% due 09/13/2024		4,800	4,779
General Motors Financial Co., Inc.
3.550% due 07/08/2022		4,800	4,915
4.250% due 05/15/2023		5,400	5,707
Goldman Sachs Group, Inc. 0.881% (US0003M + 0.750%) due 02/23/2023 ~		2,400	2,420
JPMorgan Chase & Co.
0.563% due 02/16/2025 •		4,300	4,283
0.697% due 03/16/2024 •		5,000	5,015
0.815% (SOFRRATE + 0.765%) due 09/22/2027 ~		5,000	5,042
Logicor Financing SARL 1.500% due 11/14/2022	EUR	5,200	6,114
Metropolitan Life Global Funding 0.950% due 07/02/2025		$5,300	5,240
Mitsubishi HC Capital, Inc. 3.406% due 02/28/2022		500	505
Mitsubishi UFJ Financial Group, Inc. 0.860% (US0003M + 0.740%) due 03/02/2023 ~		10,200	10,292
Mizuho Financial Group, Inc.
1.109% (US0003M + 0.990%) due 07/10/2024 ~		3,600	3,648
1.425% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	6,700	4,927
Morgan Stanley
0.864% due 10/21/2025 •		$2,000	1,997
3.737% due 04/24/2024 •		900	944
Nationwide Building Society 3.622% due 04/26/2023 •		1,600	1,628

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2021 (Unaudited)

Natwest Group PLC 2.500% due 03/22/2023	EUR	3,900	4,697
Nissan Motor Acceptance Co. LLC
0.779% (US0003M + 0.650%) due 07/13/2022 ~		$5,900	5,908
1.050% due 03/08/2024		4,000	3,986
Norinchukin Bank 1.284% due 09/22/2026		4,900	4,887
NTT Finance Corp. 0.373% due 03/03/2023		5,000	5,005
Standard Chartered PLC 1.319% due 10/14/2023 •		4,800	4,831
Sumitomo Mitsui Financial Group, Inc. 1.474% due 07/08/2025		5,300	5,345
Sumitomo Mitsui Trust Bank Ltd. 0.800% due 09/12/2023		4,800	4,830
UniCredit SpA
4.033% (US0003M + 3.900%) due 01/14/2022 ~		5,100	5,148
7.830% due 12/04/2023		10,700	12,249
Wells Fargo & Co.
1.654% due 06/02/2024 •		5,200	5,303
2.509% due 10/27/2023 (e)	CAD	6,200	5,034

			245,160

INDUSTRIALS 8.0%
7-Eleven, Inc.
0.578% (US0003M + 0.450%) due 08/10/2022 ~		$2,500	2,501
0.625% due 02/10/2023		5,000	5,002
Anthem, Inc. 0.450% due 03/15/2023		6,000	6,007
BMW Finance NV 2.250% due 08/12/2022		9,200	9,363
Boeing Co.
1.167% due 02/04/2023		5,900	5,913
1.950% due 02/01/2024		5,000	5,118
Caesars Resort Collection LLC 5.250% due 10/15/2025		750	761
CenterPoint Energy Resources Corp.
0.620% (US0003M + 0.500%) due 03/02/2023 ~		5,000	5,001
3.550% due 04/01/2023		1,500	1,564
Charter Communications Operating LLC 4.464% due 07/23/2022		2,100	2,154
CommonSpirit Health 1.547% due 10/01/2025		4,900	4,923
Daimler Finance North America LLC
0.750% due 03/01/2024		6,000	6,013
0.791% (US0003M + 0.670%) due 11/05/2021 ~		900	901
Danone S.A. 2.947% due 11/02/2026		4,000	4,269
Enbridge, Inc. 0.625% (US0003M + 0.500%) due 02/18/2022 ~		4,400	4,409
Expedia Group, Inc. 3.600% due 12/15/2023		3,600	3,811
Fidelity National Information Services, Inc. 0.375% due 03/01/2023		5,000	5,004
General Mills, Inc. 6.410% due 10/15/2022		4,900	5,197
Hasbro, Inc. 3.550% due 11/19/2026		4,600	5,010
Huntington Ingalls Industries, Inc. 0.670% due 08/16/2023		5,000	5,000
Hyatt Hotels Corp. 3.120% (US0003M + 3.000%) due 09/01/2022 ~		1,500	1,502
Hyundai Capital America
0.800% due 04/03/2023		5,000	5,004
0.800% due 01/08/2024		4,900	4,880
1.150% due 11/10/2022		6,000	6,034
Kinder Morgan Energy Partners LP 4.150% due 03/01/2022		500	508
Local Initiatives Support Corp. 3.005% due 03/01/2022		1,300	1,306
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		4,800	4,994
Penske Truck Leasing Co. LP 1.700% due 06/15/2026		5,000	5,030
Phillips 66 0.900% due 02/15/2024		4,900	4,901
Reckitt Benckiser Treasury Services PLC 0.689% (US0003M + 0.560%) due 06/24/2022 ~		400	402
SK Hynix, Inc. 1.000% due 01/19/2024		5,000	4,977
Southern Co. 0.600% due 02/26/2024		5,100	5,091
Sutter Health 1.321% due 08/15/2025		4,900	4,920

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2021 (Unaudited)

Sysco Corp. 5.650% due 04/01/2025		4,500	5,177
Toyota Industries Corp. 3.110% due 03/12/2022		4,800	4,850
Toyota Motor Corp. 0.681% due 03/25/2024		6,500	6,510
Volkswagen Group of America Finance LLC 2.700% due 09/26/2022		500	511
Volkswagen International Finance NV 0.997% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	700	841

			155,359

UTILITIES 2.5%
AES Corp. 1.375% due 01/15/2026		$5,100	5,036
Atmos Energy Corp. 0.496% (US0003M + 0.380%) due 03/09/2023 ~		6,000	6,001
Midwest Connector Capital Co. LLC 3.625% due 04/01/2022		2,700	2,732
NextEra Energy Capital Holdings, Inc. 0.401% (US0003M + 0.270%) due 02/22/2023 ~		5,000	5,001
Pacific Gas & Electric Co.
1.367% due 03/10/2023		5,000	4,984
1.500% (US0003M + 1.375%) due 11/15/2021 ~		5,000	5,002
1.598% (US0003M + 1.480%) due 06/16/2022 ~		3,500	3,501
3.400% due 08/15/2024 ^		900	934
3.850% due 11/15/2023 ^		400	417
4.250% due 08/01/2023		4,800	5,023
SSE PLC 1.250% due 04/16/2025	EUR	3,800	4,578
Verizon Communications, Inc. 2.355% due 03/15/2032		$5,865	5,804

			49,013

Total Corporate Bonds & Notes (Cost $444,277)			449,532

U.S. GOVERNMENT AGENCIES 15.0%
Fannie Mae
0.136% due 07/25/2037 •		81	79
0.144% due 12/25/2036 •		22	22
0.434% due 09/25/2042 •		270	271
0.436% due 03/25/2044 •		22	22
0.886% due 04/25/2023 •		3	3
0.984% due 06/17/2027 •		9	9
1.000% due 01/25/2043		46	45
1.298% due 06/01/2043 •		69	71
1.299% due 07/01/2042 •		28	28
1.349% due 09/01/2041 •		72	73
1.837% due 09/01/2035 •		40	42
1.870% due 11/01/2035 •		16	17
2.069% due 05/01/2038 •		1,050	1,111
2.202% due 07/01/2035 •		3	3
4.032% due 12/01/2036 •		2	2
4.929% due 09/01/2034 •		1	1
5.000% due 04/25/2033		4	5
5.067% due 12/25/2042 ~		4	4
Freddie Mac
0.346% due 08/25/2031 •		51	49
0.650% due 10/22/2025 - 10/27/2025		48,700	48,366
0.680% due 08/06/2025		18,800	18,726
0.800% due 10/28/2026		11,800	11,655
1.299% due 02/25/2045 •		93	93
2.055% due 07/01/2035 •		17	17
2.083% due 09/01/2035 •		77	81
4.000% due 12/01/2047 - 08/01/2048		4,382	4,782
6.500% due 07/25/2043		31	38
9.546% due 08/15/2044 •		1,420	1,813
Ginnie Mae
0.563% due 06/20/2065 •		2,202	2,209
0.610% due 10/20/2065 •		6,929	6,979
0.630% due 07/20/2063 •		1,679	1,686
0.890% due 05/20/2066 •		786	797
0.940% due 04/20/2066 •		5,528	5,613
1.047% due 07/20/2067 •		5,838	5,925
1.337% due 08/20/2070 •		5,580	5,900
Uniform Mortgage-Backed Security
3.500% due 07/01/2047 - 12/01/2047		43,321	47,284
4.000% due 08/01/2044 - 08/01/2048		5,136	5,567
4.500% due 03/01/2023 - 08/01/2046		872	937
5.000% due 05/01/2027 - 06/01/2028		60	66
5.500% due 12/01/2028 - 02/01/2049		160	179
6.000% due 02/01/2033 - 01/01/2039		733	862
6.500% due 04/01/2036		62	70

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2021 (Unaudited)

Uniform Mortgage-Backed Security, TBA
2.000% due 10/01/2036 - 11/01/2051		117,000	120,341
4.500% due 10/01/2036		200	210

Total U.S. Government Agencies (Cost $287,668)			292,053

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.5%
Adjustable Rate Mortgage Trust 2.675% due 09/25/2035 ^~		198	190
American Home Mortgage Investment Trust 2.155% due 02/25/2045 •		14	14
Banc of America Funding Trust 3.411% due 01/20/2047 ^~		128	124
Banc of America Mortgage Trust
2.447% due 07/25/2034 ~		156	160
2.537% due 08/25/2034 ~		306	321
3.436% due 05/25/2033 ~		33	35
Bear Stearns Adjustable Rate Mortgage Trust
2.259% due 01/25/2034 ~		6	6
2.713% due 01/25/2035 ~		1,017	1,042
3.130% due 07/25/2034 ~		77	75
4.577% due 01/25/2035 ~		30	31
Bear Stearns ALT-A Trust 0.406% due 02/25/2034 •		157	154
Bear Stearns Structured Products, Inc. Trust
2.708% due 01/26/2036 ^~		308	262
2.727% due 12/26/2046 ^~		210	190
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.366% due 01/25/2035 •		12	13
Citigroup Mortgage Loan Trust
2.470% due 05/25/2035 •		15	15
2.754% due 08/25/2035 ^~		80	68
Countrywide Alternative Loan Trust 6.000% due 10/25/2033		6	6
Countrywide Home Loan Mortgage Pass-Through Trust
2.109% due 02/20/2036 ^•		199	201
2.613% due 11/20/2034 ~		329	343
2.684% due 02/20/2035 ~		61	62
2.802% due 11/25/2034 ~		143	146
Credit Suisse First Boston Mortgage Securities Corp.
0.699% due 03/25/2032 ~		1	1
CRSNT Commercial Mortgage Trust 0.910% due 04/15/2036 •		6,000	6,011
DROP Mortgage Trust 1.230% due 04/15/2026 •		5,000	5,023
Eurosail PLC
0.000% due 12/10/2044 •	EUR	20	23
1.017% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	5,908	7,984
First Horizon Alternative Mortgage Securities Trust 2.277% due 09/25/2034 ~		$147	147
First Horizon Mortgage Pass-Through Trust 2.754% due 08/25/2035 ~		59	47
FirstMac Mortgage Funding Trust
1.060% due 03/08/2049 •	AUD	1,081	786
1.310% due 03/08/2049 •		6,100	4,450
GMAC Mortgage Corp. Loan Trust 3.729% due 11/19/2035 ~		$25	26
GPMT Ltd. 1.337% due 07/16/2035 •		4,359	4,365
Great Hall Mortgages PLC 0.252% due 06/18/2039 •		783	774
GS Mortgage Securities Trust 2.078% due 11/10/2045 ~(a)		1,985	25
GSR Mortgage Loan Trust
2.859% due 09/25/2035 ~		116	120
2.951% due 09/25/2034 ~		40	42
HarborView Mortgage Loan Trust
0.527% due 05/19/2035 •		40	38
2.676% due 07/19/2035 ^~		207	177
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	12,949	17,527
Impac CMB Trust 1.086% due 07/25/2033 •		$38	38
JP Morgan Chase Commercial Mortgage Securities Trust 1.878% due 10/15/2045 ~(a)		11,441	99
JP Morgan Mortgage Trust 5.750% due 01/25/2036 ^		12	8
LoanCore Issuer Ltd. 0.964% due 07/15/2035 •		4,482	4,486
Merrill Lynch Mortgage Investors Trust
0.586% due 11/25/2035 •		49	49
0.746% due 09/25/2029 •		220	219
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 0.646% due 12/25/2035 •		218	216
PFP Ltd. 0.934% due 04/14/2038 •		6,000	6,013

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2021 (Unaudited)

PHHMC Trust 5.313% due 07/18/2035 ~		100	102
Prime Mortgage Trust 0.486% due 02/25/2034 •		2	2
Ready Capital Mortgage Financing LLC 1.086% due 04/25/2038 •		6,000	6,009
Residential Funding Mortgage Securities, Inc. Trust 2.940% due 09/25/2035 ^~		406	304
Residential Mortgage Securities PLC 1.300% due 06/20/2070 •	GBP	5,387	7,334
Ripon Mortgages PLC 0.868% due 08/20/2056 •		4,552	6,144
RMAC PLC 0.767% due 06/12/2046 •		3,730	5,031
Silverstone Master Issuer PLC 0.704% due 01/21/2070 •		$1,980	1,981
Stratton Mortgage Funding PLC 0.950% due 07/20/2060 •	GBP	6,674	9,045
Structured Adjustable Rate Mortgage Loan Trust
1.492% due 01/25/2035 ^•		$109	103
2.440% due 02/25/2034 ~		64	65
2.825% due 08/25/2035 ~		87	84
Structured Asset Mortgage Investments Trust
0.646% due 02/25/2036 ^•		75	73
0.747% due 09/19/2032 •		1	1
Towd Point HE Trust 0.918% due 02/25/2063 ~		3,389	3,391
Towd Point Mortgage Funding 0.950% due 07/20/2045 •	GBP	3,829	5,178
Towd Point Mortgage Funding PLC
0.950% due 05/20/2045 •		9,849	13,324
1.097% due 10/20/2051 •		6,946	9,438
Tower Bridge Funding PLC 1.272% due 12/20/2061 •		2,104	2,841
Trinity Square PLC 0.899% due 07/15/2059 •		4,898	6,637
VMC Finance LLC 1.187% due 06/16/2036 •		$5,536	5,546
WaMu Mortgage Pass-Through Certificates Trust
0.626% due 12/25/2045 •		43	45
0.766% due 01/25/2045 •		272	274
1.492% due 06/25/2042 •		6	6
Wells Fargo Commercial Mortgage Trust 1.885% due 10/15/2045 ~(a)		3,092	34

Total Non-Agency Mortgage-Backed Securities (Cost $142,852)			145,144

ASSET-BACKED SECURITIES 6.0%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		2,716	2,731
ACE Securities Corp. Home Equity Loan Trust
0.206% due 10/25/2036 •		52	28
0.986% due 12/25/2034 •		987	979
1.016% due 02/25/2036 ^•		3,871	3,836
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.836% due 09/25/2035 •		1,147	1,148
Anchorage Capital CLO Ltd. 1.236% due 07/15/2032 •		5,000	5,000
Aqueduct European CLO DAC 0.640% due 07/20/2030 •	EUR	2,787	3,233
Ares CLO Ltd. 1.177% due 04/18/2031 •		$5,000	5,016
Asset-Backed Securities Corp. Home Equity Loan Trust 1.734% due 03/15/2032 •		48	48
Bear Stearns Asset-Backed Securities Trust 1.086% due 10/25/2037 •		296	297
Carlyle Euro CLO DAC 0.890% due 08/15/2032 •	EUR	4,300	4,987
Chesapeake Funding LLC
0.454% due 08/15/2030 •		$1,748	1,749
3.230% due 08/15/2030		1,311	1,315
CIFC Funding Ltd. 1.075% due 10/24/2030 •		5,000	5,003
Countrywide Asset-Backed Certificates 0.786% due 12/25/2033 •		560	549
Credit Suisse First Boston Mortgage Securities Corp. 0.706% due 01/25/2032 •		3	3
Dryden Senior Loan Fund 1.146% due 04/15/2029 •		5,831	5,839
Edsouth Indenture LLC 1.236% due 09/25/2040 •		271	273
Enterprise Fleet Financing LLC 3.380% due 05/20/2024		327	329
Ford Credit Floorplan Master Owner Trust 2.840% due 03/15/2024		4,700	4,755

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2021 (Unaudited)

Gallatin CLO Ltd. 1.184% due 01/21/2028 •		3,684	3,686
GE-WMC Mortgage Securities Trust 0.166% due 08/25/2036 •		7	4
GSAMP Trust 0.671% due 01/25/2036 •		507	508
LMREC LLC 1.135% due 04/22/2037 •		5,000	5,000
Lument Finance Trust, Inc. 1.254% due 06/15/2039 •		5,000	5,006
Massachusetts Educational Financing Authority 1.075% due 04/25/2038 •		149	150
NovaStar Mortgage Funding Trust 0.406% due 05/25/2036 •		2,246	2,226
Palmer Square CLO Ltd. 0.975% due 08/15/2026 •		765	765
Palmer Square European Loan Funding DAC
0.780% due 04/15/2031 •	EUR	4,200	4,866
0.870% due 02/15/2030 •		3,656	4,240
Residential Asset Securities Corp. Trust 0.971% due 01/25/2034 •		$1,232	1,234
SLC Student Loan Trust 0.226% due 03/15/2027 •		1,203	1,201
SLM Student Loan Trust 0.275% due 10/25/2029 •		2,182	2,174
SP-Static CLO Ltd. 1.538% due 07/22/2028 •		3,205	3,210
Structured Asset Investment Loan Trust
0.791% due 03/25/2034 •		296	291
1.061% due 10/25/2033 •		64	64
Structured Asset Securities Corp. Mortgage Loan Trust 0.396% due 05/25/2036 •		4,517	4,512
Symphony CLO Ltd. 1.006% due 04/15/2028 •		1,376	1,377
THL Credit Wind River Clo Ltd. 1.164% due 04/15/2031 •		4,800	4,800
TICP CLO Ltd. 0.974% due 04/20/2028 •		3,926	3,930
TPG Real Estate Finance Ltd. 1.314% due 10/15/2034 •		3,600	3,602
Venture CLO Ltd.
0.946% due 04/15/2027 •		291	292
1.110% due 07/20/2030 •		4,800	4,800
1.154% due 04/20/2029 •		4,941	4,943
Voya CLO Ltd. 1.084% due 04/17/2030 •		5,000	5,000
WhiteHorse Ltd. 1.064% due 04/17/2027 •		54	54
Zais CLO Ltd. 1.276% due 04/15/2028 •		1,238	1,239

Total Asset-Backed Securities (Cost $116,098)			116,292

SOVEREIGN ISSUES 4.8%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2022 (d)	BRL	81,700	14,748
0.000% due 07/01/2022 (d)		375,151	64,805
Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	17,000	5,273
5.500% due 01/31/2022		6,200	1,958
Peru Government International Bond 8.200% due 08/12/2026	PEN	26,000	7,080
Provincia de Buenos Aires 37.896% due 04/12/2025	ARS	3,463	17

Total Sovereign Issues (Cost $98,606)			93,881

SHORT-TERM INSTRUMENTS 25.5%
REPURCHASE AGREEMENTS (f) 1.0%			19,654

		PRINCIPAL AMOUNT (000s)
ISRAEL TREASURY BILLS 0.8%
0.000% due 03/02/2022 - 09/07/2022 (c)(d)	ILS	48,500	15,042

U.S. TREASURY BILLS 18.3%
0.044% due 11/12/2021 - 03/31/2022 (c)(d)(h)(j)		$354,600	354,552

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2021 (Unaudited)

U.S. TREASURY CASH MANAGEMENT BILLS 5.4%
0.038% due 01/11/2022 - 02/01/2022 (b)(c)(d)(h)(j)	105,000	104,992

Total Short-Term Instruments (Cost $494,014)		494,240

Total Investments in Securities (Cost $1,583,515)		1,591,142

	SHARES
INVESTMENTS IN AFFILIATES 24.9%
SHORT-TERM INSTRUMENTS 24.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.9%
PIMCO Short Asset Portfolio	38,195,280	382,564
PIMCO Short-Term Floating NAV Portfolio III	10,143,510	100,035

Total Short-Term Instruments (Cost $478,624)		482,599

Total Investments in Affiliates (Cost $478,624)		482,599

Total Investments 106.8% (Cost $2,062,139)		$2,073,741
Financial Derivative Instruments (i) 0.1%(Cost or Premiums, net $8,477)		975
Other Assets and Liabilities, net (6.9)%		(132,310)

Net Assets 100.0%		$1,942,406

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-Issued
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Ford Credit Canada Co.	3.469%	01/10/2022	10/20/2020 - 10/29/2020	$3,549	$3,724	0.19%
Wells Fargo & Co.	2.509	10/27/2023	10/20/2020	4,852	5,034	0.26

$8,401	$8,758	0.45%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.000%	09/30/2021	10/01/2021	$2,954	U.S. Treasury Notes 0.250% due 09/30/2023	$(3,013)	$2,954	$2,954
JPS	0.050%	09/30/2021	10/05/2021	16,700	U.S. Treasury Bills 0.000% due 07/14/2022	(17,040)	16,700	16,700

Total Repurchase Agreements	$(20,053)	$19,654	$19,654

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (7.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	12/01/2051	$15,000	$(14,951)	$(14,981)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2051	5,100	(5,396)	(5,400)
Uniform Mortgage-Backed Security, TBA	4.000	10/01/2051	120,600	(129,230)	(129,219)

Total Short Sales (7.7)%	$(149,577)	$(149,600)

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2021	5,466	$1,202,819	$(676)	$214	$0
U.S. Treasury 5-Year Note December Futures	12/2021	1,655	203,138	(1,125)	142	0

$(1,801)	$356	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note December Futures	12/2021	1,036	$(136,347)	$1,829	$0	$(146)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2021 (Unaudited)

U.S. Treasury 30-Year Bond December Futures				12/2021	139		(22,131)	593		0	(17)
United Kingdom Long Gilt December Futures				12/2021	199		(33,557)	1,041		137	(24)

								$3,463		$137	$(187)

Total Futures Contracts								$1,662		$493	$(187)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

iTraxx Crossover 35 5-Year Index		(5.000)%	Quarterly	06/20/2026	EUR	21,000	$2,998	$(115)	$2,883	$0	$(25)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-35 5-Year Index		1.000%	Quarterly	12/20/2025		$300	$6	$1	$7	$0	$0
CDX.IG-36 5-Year Index		1.000	Quarterly	06/20/2026		10,000	244	0	244	0	(3)
CDX.IG-37 5-Year Index		1.000	Quarterly	12/20/2026		15,200	370	(4)	366	0	(7)
iTraxx Crossover 36 5-Year Index		5.000	Quarterly	12/20/2026	EUR	30,000	4,311	(140)	4,171	0	(63)

							$4,931	$(143)	$4,788	$0	$(73)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2052	GBP	6,200	$(109)	$665	$556	$93	$0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/17/2024	JPY	9,570,000	141	(68)	73	7	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	59,100	0	153	153	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		47,000	0	120	120	0	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		48,400	(1)	127	126	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		14,300	0	37	37	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		21,000	0	53	53	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		35,000	0	88	88	0	0
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		6,300	0	(12)	(12)	0	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		147,700	(4)	(271)	(275)	0	(1)
Pay	1-Year BRL-CDI	3.360	Maturity	01/03/2022		939,800	261	(1,298)	(1,037)	0	(2)
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		173,700	(48)	(227)	(275)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	2,930,000	(35)	(290)	(325)	0	(4)
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		1,640,000	201	141	342	9	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		1,000,000	4	(688)	(684)	0	(23)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		340,000	(11)	(389)	(400)	0	(17)
Receive	6-Month JPY-LIBOR	0.538	Semi-Annual	03/15/2051		279,000	(6)	0	(6)	0	(15)
Receive	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051		231,000	127	(21)	106	0	(12)
Receive	6-Month JPY-LIBOR	0.557	Semi-Annual	03/17/2051		763,000	0	(52)	(52)	0	(42)
Receive	6-Month JPY-LIBOR	0.570	Semi-Annual	03/19/2051		222,000	0	(23)	(23)	0	(12)
Receive	6-Month JPY-LIBOR	0.572	Semi-Annual	04/07/2051		99,000	0	(13)	(13)	0	(6)

							$520	$(1,968)	$(1,448)	$109	$(135)

Total Swap Agreements							$8,449	$(2,226)	$6,223	$109	$(233)

(h)

Securities with an aggregate market value of $9,048 and cash of $5,393 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2021 (Unaudited)

(5)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2021	PEN	9,343	$2,260	$0	$0
10/2021	$2,267	PEN	9,343	0	(8)
01/2022	PEN	9,343	$2,256	7	0
BPS	10/2021	AUD	4,844	3,555	53	0
10/2021	MXN	1,628	80	1	0
10/2021	$9,547	AUD	13,135	0	(51)
10/2021	81	MXN	1,628	0	(2)
01/2022	MXN	1,628	$80	2	0
BRC	10/2021	MYR	520	124	0	0
10/2021	$123	MYR	520	1	0
11/2021	JPY	124,700	$1,132	11	0
12/2021	$124	MYR	520	0	0
BSH	10/2021	BRL	353,200	$63,905	49	(1,002)
10/2021	$66,993	BRL	353,200	0	(2,135)
01/2022	BRL	48,400	$8,412	0	(333)
07/2022	375,151	67,355	2,301	0
CBK	10/2021	AUD	9,180	6,665	29	0
10/2021	PEN	9,343	2,432	172	0
10/2021	$2,260	PEN	9,343	0	0
11/2021	EUR	9,945	$11,737	208	0
11/2021	ILS	17,006	5,146	0	(131)
11/2021	$1,091	EUR	922	0	(22)
01/2022	ILS	6,543	$1,997	0	(35)
03/2022	16,498	5,036	0	(91)
04/2022	16,500	5,035	0	(95)
04/2022	PEN	25,020	6,579	605	0
09/2022	ILS	15,502	4,826	0	(8)
GLM	11/2021	$1,434	GBP	1,044	0	(27)
JPM	10/2021	BRL	228,200	$40,408	0	(1,496)
10/2021	$41,953	BRL	228,200	0	(49)
11/2021	1,012	GBP	741	0	(14)
01/2022	BRL	33,300	$5,825	0	(192)
MYI	11/2021	GBP	70,703	97,930	2,662	0
11/2021	$1,172	GBP	855	0	(20)
TOR	10/2021	CAD	11,474	$9,080	21	0
10/2021	$9,057	CAD	11,474	2	0
11/2021	CAD	11,474	$9,057	0	(2)
UAG	11/2021	EUR	22,626	26,602	372	0

Total Forward Foreign Currency Contracts	$6,496	$(5,713)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Barclays Bank PLC	1.000%	Quarterly	12/20/2021	0.136%	EUR	4,000	$28	$(18)	$10	$0

Total Swap Agreements	$28	$(18)	$10	$0

(j)

Securities with an aggregate market value of $3,029 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2021 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$245,160	$0	$245,160
Industrials	0	155,359	0	155,359
Utilities	0	49,013	0	49,013
U.S. Government Agencies	0	292,053	0	292,053
Non-Agency Mortgage-Backed Securities	0	145,144	0	145,144
Asset-Backed Securities	0	116,292	0	116,292
Sovereign Issues	0	93,881	0	93,881
Short-Term Instruments
Repurchase Agreements	0	19,654	0	19,654
Israel Treasury Bills	4,809	10,233	0	15,042
U.S. Treasury Bills	0	354,552	0	354,552
U.S. Treasury Cash Management Bills	0	104,992	0	104,992

	$4,809	$1,586,333	$0	$1,591,142
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$482,599	$0	$0	$482,599

Total Investments	$487,408	$1,586,333	$0	$2,073,741

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(149,600)	$0	$(149,600)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	137	465	0	602
Over the counter	0	6,506	0	6,506

	$137	$6,971	$0	$7,108
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(24)	(396)	0	(420)
Over the counter	0	(5,713)	0	(5,713)

	$(24)	$(6,109)	$0	$(6,133)

Total Financial Derivative Instruments	$113	$862	$0	$975

Totals	$487,521	$1,437,595	$0	$1,925,116

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed

Notes to Financial Statements (Cont.)

from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$380,278	$2,630	$0	$0	$(344)	$382,564	$2,630	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$99,078	$72,546	$(71,600)	$0	$11	$100,035	$146	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services LLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	UAG	UBS AG Stamford
CBK	Citibank N.A.

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	MXN	Mexican Peso
AUD	Australian Dollar	GBP	British Pound	MYR	Malaysian Ringgit
BRL	Brazilian Real	ILS	Israeli Shekel	PEN	Peruvian New Sol
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	EUR003M	3 Month EUR Swap Rate	SOFRRATE	Secured Overnight Financing Rate
BP0003M	3 Month GBP-LIBOR	MAKA5DAY	Israel Gilon 5 Day	SONIO	Sterling Overnight Interbank Average Rate
CDOR03	3 month CDN Swap Rate	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ALT	Alternate Loan Trust	DAC	Designated Activity Company	OIS	Overnight Index Swap
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation

Schedule of Investments PIMCO Real Return Portfolio	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Hilton Worldwide Finance LLC 1.836% (LIBOR03M + 1.750%) due 06/22/2026 ~		$77	$76

Total Loan Participations and Assignments (Cost $77)			76

CORPORATE BONDS & NOTES 2.4%
BANKING & FINANCE 1.8%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		120	118
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		2,600	2,686
Deutsche Bank AG 4.250% due 10/14/2021		10,200	10,211
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		1,800	1,837
ING Bank NV 2.625% due 12/05/2022		3,200	3,289
Jackson National Life Global Funding 2.375% due 09/15/2022		500	510
Lloyds Banking Group PLC 4.947% due 06/27/2025 •(d)(e)	EUR	600	763
Mitsubishi HC Capital, Inc. 3.960% due 09/19/2023		$400	424
Natwest Group PLC
1.682% (US0003M + 1.550%) due 06/25/2024 ~		2,100	2,144
4.519% due 06/25/2024 •		1,400	1,491
Nissan Motor Acceptance Co. LLC 2.650% due 07/13/2022		200	203
UniCredit SpA 7.830% due 12/04/2023		8,450	9,673

			33,349

INDUSTRIALS 0.4%
Charter Communications Operating LLC 4.464% due 07/23/2022		140	144
Danone S.A. 2.077% due 11/02/2021		500	500
Flex Ltd. 5.000% due 02/15/2023		100	106
JT International Financial Services BV 3.500% due 09/28/2023		200	212
McDonald's Corp. 0.562% (US0003M + 0.430%) due 10/28/2021 ~		5,400	5,401
NXP BV 3.875% due 09/01/2022		200	206
Penske Truck Leasing Co. LP 3.375% due 02/01/2022		100	100
Toyota Tsusho Corp. 3.625% due 09/13/2023		200	211
VMware, Inc. 3.900% due 08/21/2027		190	212

			7,092

UTILITIES 0.2%
British Transco International Finance BV 0.000% due 11/04/2021 (b)		580	580
Eversource Energy 2.900% due 10/01/2024		100	106
Petrobras Global Finance BV 5.093% due 01/15/2030		3,358	3,554
Sempra Energy 2.900% due 02/01/2023		500	515

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

Southern Co. Gas Capital Corp. 2.450% due 10/01/2023	100	104

		4,859

Total Corporate Bonds & Notes (Cost $43,557)		45,300

U.S. GOVERNMENT AGENCIES 5.9%
Fannie Mae
0.144% due 12/25/2036 •	15	15
0.236% due 08/25/2034 •	17	17
0.436% due 07/25/2037 - 05/25/2042 •	32	32
0.526% due 05/25/2036 •	6	7
1.299% due 07/01/2044 - 09/01/2044 •	14	14
1.788% due 10/01/2035 •	14	14
1.946% due 05/25/2035 ~	102	104
Freddie Mac
0.346% due 08/25/2031 •	20	20
0.446% due 07/15/2044 •	1,495	1,488
0.534% due 09/15/2042 •	2,381	2,374
1.292% due 10/25/2044 •	1,121	1,151
1.299% due 02/25/2045 •	342	344
2.126% due 12/01/2035 •	21	21
2.350% due 01/01/2034 •	19	21
Ginnie Mae
0.382% due 08/20/2068 •	2,322	2,298
1.029% due 04/20/2067 •	1,910	1,934
Small Business Administration 6.020% due 08/01/2028	168	187
Uniform Mortgage-Backed Security, TBA
3.500% due 11/01/2051	3,640	3,854
4.000% due 10/01/2051 - 11/01/2051	91,200	97,757

Total U.S. Government Agencies (Cost $111,429)		111,652

U.S. TREASURY OBLIGATIONS 98.2%
U.S. Treasury Bonds
1.625% due 11/15/2050 (h)	9,320	8,376
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022	26,918	27,115
0.125% due 04/15/2022 (j)	26,179	26,546
0.125% due 07/15/2022	34,975	35,821
0.125% due 01/15/2023	25,260	26,118
0.125% due 10/15/2024 (h)	53,514	57,265
0.125% due 04/15/2025 (h)	56,758	60,910
0.125% due 10/15/2025	7,890	8,541
0.125% due 04/15/2026 (h)	39,136	42,384
0.125% due 07/15/2026	46,097	50,309
0.125% due 01/15/2030 (h)	48,421	53,237
0.125% due 07/15/2030	26,083	28,789
0.125% due 01/15/2031 (h)	19,682	21,620
0.125% due 07/15/2031 (h)	76,202	83,989
0.125% due 02/15/2051	16,303	17,908
0.250% due 01/15/2025	36,187	38,889
0.250% due 07/15/2029 (h)	79,274	88,258
0.250% due 02/15/2050	8,993	10,152
0.375% due 07/15/2023 (h)	58,571	61,717
0.375% due 07/15/2025	8,556	9,339
0.375% due 01/15/2027	29,945	33,076
0.375% due 07/15/2027	35,998	40,066
0.500% due 04/15/2024 (h)(j)	61,625	65,828
0.500% due 01/15/2028 (h)	78,447	87,878
0.625% due 04/15/2023 (j)	46,759	48,934
0.625% due 01/15/2024	34,276	36,578
0.625% due 01/15/2026 (h)	50,771	56,060
0.625% due 02/15/2043	5,960	7,111
0.750% due 07/15/2028	29,241	33,501
0.750% due 02/15/2042 (h)	46,327	56,504
0.750% due 02/15/2045 (h)	54,760	67,457
0.875% due 01/15/2029 (h)	57,726	66,742
0.875% due 02/15/2047	20,586	26,425
1.000% due 02/15/2046	28,549	37,232
1.000% due 02/15/2048	6,007	7,984
1.375% due 02/15/2044 (h)	66,933	92,039
1.750% due 01/15/2028 (h)	52,661	63,400
2.000% due 01/15/2026	24,169	28,196
2.125% due 02/15/2040	20,231	30,147
2.125% due 02/15/2041	8,164	12,308
2.375% due 01/15/2025	45,629	52,394
2.375% due 01/15/2027 (h)	420	511
2.500% due 01/15/2029	22,602	28,968
3.375% due 04/15/2032 (h)	2,316	3,392
3.625% due 04/15/2028 (h)	42,768	57,211
3.875% due 04/15/2029 (h)	46,637	65,093
U.S. Treasury Notes
1.750% due 12/31/2024 (h)	2,120	2,200

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

Total U.S. Treasury Obligations (Cost $1,763,140)			1,864,518

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
Adjustable Rate Mortgage Trust 3.165% due 05/25/2036 ^~		83	81
Alliance Bancorp Trust 0.326% due 07/25/2037 •		669	643
American Home Mortgage Investment Trust 1.655% due 09/25/2045 •		20	20
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~		305	307
AREIT Trust 2.784% due 04/15/2037 •		1,554	1,564
Banc of America Funding Trust
0.527% due 07/20/2036 •		2	2
2.606% due 02/20/2036 ~		131	132
3.411% due 01/20/2047 ^~		109	106
Banc of America Mortgage Trust
2.487% due 06/25/2035 ~		18	18
2.673% due 02/25/2036 ^~		123	123
Bancorp Commercial Mortgage Trust 1.214% due 09/15/2036 •		245	246
Bear Stearns Adjustable Rate Mortgage Trust
2.380% due 10/25/2035 •		173	178
2.767% due 01/25/2035 ~		104	107
2.890% due 03/25/2035 ~		146	147
2.970% due 07/25/2036 ^~		117	115
3.105% due 02/25/2036 ^~		32	32
Bear Stearns ALT-A Trust
2.910% due 09/25/2035 ^~		668	519
3.311% due 03/25/2036 ^~		271	236
Chase Mortgage Finance Trust 2.510% due 02/25/2037 ~		11	11
ChaseFlex Trust 6.000% due 02/25/2037 ^		298	172
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.366% due 01/25/2035 •		3	3
Citigroup Mortgage Loan Trust
2.470% due 05/25/2035 •		4	4
2.520% due 03/25/2036 ^•		194	195
3.124% due 09/25/2037 ^~		282	282
3.156% due 03/25/2037 ^~		1,396	1,406
3.228% due 09/25/2059 þ		679	680
3.258% due 04/25/2066 ~		536	541
Citigroup Mortgage Loan Trust, Inc.
1.860% due 09/25/2035 •		5	5
5.500% due 08/25/2034		35	36
Countrywide Alternative Loan Trust
0.266% due 05/25/2047 •		73	71
0.267% due 02/20/2047 ^•		269	212
0.395% due 06/25/2046 «•		1	0
0.466% due 09/25/2046 ^•		1,799	1,773
0.646% due 12/25/2035 •		19	20
1.092% due 12/25/2035 •		41	38
6.000% due 03/25/2037 ^		2,845	1,619
6.000% due 04/25/2037		343	344
Countrywide Home Loan Mortgage Pass-Through Trust
2.724% due 10/20/2035 ~		935	966
2.875% due 05/20/2036 ^~		53	56
5.500% due 08/25/2035 ^		27	24
6.000% due 04/25/2036		291	214
6.000% due 03/25/2037 ^		946	689
Credit Suisse Mortgage Capital Certificates 6.113% due 10/26/2036 ~		125	123
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 0.186% due 10/25/2036 ^•		7	5
Eurosail PLC 1.017% due 06/13/2045 •	GBP	1,553	2,092
First Horizon Alternative Mortgage Securities Trust
2.156% due 06/25/2034 ~		$87	90
6.000% due 02/25/2037 ^		292	177
First Horizon Mortgage Pass-Through Trust 2.754% due 08/25/2035 ~		114	90
Great Hall Mortgages PLC
0.202% due 03/18/2039 •	GBP	68	91
0.222% due 06/18/2038 •		59	79
GreenPoint Mortgage Funding Trust
0.266% due 09/25/2046 •		$246	243
0.526% due 06/25/2045 •		125	119
0.626% due 11/25/2045 •		97	89
GS Mortgage Securities Trust 4.592% due 08/10/2043		721	722
GSR Mortgage Loan Trust
2.461% due 12/25/2034 ~		112	114
2.654% due 01/25/2035 ~		34	34

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

2.859% due 09/25/2035 ~		85	88
3.072% due 07/25/2035 ~		83	86
HarborView Mortgage Loan Trust
0.277% due 09/19/2037 •		44	43
0.527% due 05/19/2035 •		34	33
0.647% due 02/19/2036 •		87	58
0.767% due 06/20/2035 •		50	49
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	5,647	7,643
IndyMac Mortgage Loan Trust
0.646% due 07/25/2035 •		$148	122
0.866% due 05/25/2034 •		9	9
2.881% due 12/25/2034 ~		52	54
2.930% due 11/25/2035 ^~		34	33
JP Morgan Mortgage Trust
2.285% due 02/25/2035 ~		44	45
2.377% due 09/25/2035 ~		13	12
2.566% due 08/25/2035 ~		74	75
2.694% due 07/25/2035 ~		123	125
2.765% due 07/25/2035 ~		46	48
2.886% due 07/27/2037 ~		307	304
2.945% due 08/25/2035 ^~		71	67
Lehman XS Trust 1.236% due 12/25/2037 •		2,400	2,539
MASTR Adjustable Rate Mortgages Trust 2.731% due 11/21/2034 ~		59	60
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.784% due 11/15/2031 •		41	42
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.524% due 12/15/2030 •		46	45
Merrill Lynch Mortgage Investors Trust
0.586% due 11/25/2035 •		49	49
2.946% due 12/25/2035 ~		48	41
Morgan Stanley Mortgage Loan Trust 2.038% due 06/25/2036 ~		133	141
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		5,403	5,591
Residential Accredit Loans, Inc. Trust
0.386% due 08/25/2035 •		49	42
1.014% due 10/25/2037 ~		872	857
Residential Asset Securitization Trust
0.486% due 05/25/2035 •		506	370
6.500% due 09/25/2036 ^		216	117
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^		156	153
Residential Mortgage Securities PLC 1.300% due 06/20/2070 •	GBP	2,273	3,094
Sequoia Mortgage Trust
0.487% due 07/20/2036 •		$291	285
0.787% due 10/19/2026 •		17	17
Stratton Mortgage Funding PLC 1.250% due 05/25/2051 •	GBP	1,403	1,900
Structured Adjustable Rate Mortgage Loan Trust
1.492% due 01/25/2035 ^•		$56	53
2.440% due 02/25/2034 ~		41	42
2.825% due 08/25/2035 ~		61	60
Structured Asset Mortgage Investments Trust
0.466% due 06/25/2036 •		24	24
0.506% due 04/25/2036 •		101	97
0.587% due 07/19/2035 •		303	304
0.747% due 10/19/2034 •		33	33
Thornburg Mortgage Securities Trust 0.706% due 06/25/2044 •		3,244	3,191
Towd Point Mortgage Funding PLC 1.097% due 10/20/2051 •	GBP	4,470	6,073
Wachovia Mortgage Loan Trust 0.546% due 01/25/2037 •		$1,390	758
WaMu Mortgage Pass-Through Certificates Trust
0.822% due 01/25/2047 •		290	291
0.862% due 05/25/2047 •		195	191
0.909% due 12/25/2046 •		40	39
1.092% due 02/25/2046 •		61	62
1.292% due 11/25/2042 •		7	7
1.763% due 07/25/2046 •		369	365
1.763% due 11/25/2046 •		46	46
2.021% due 08/25/2035 ~		10	9
2.992% due 12/25/2035 ~		63	65

Total Non-Agency Mortgage-Backed Securities (Cost $52,458)			53,952

ASSET-BACKED SECURITIES 6.5%
ACE Securities Corp. Home Equity Loan Trust 0.286% due 03/25/2037 •		386	238
American Money Management Corp. CLO Ltd. 1.078% due 11/10/2030 •		800	800

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

Anchorage Capital CLO Ltd.
1.176% due 07/15/2030 •		1,200	1,200
1.278% due 07/22/2032 •		1,100	1,100
1.534% due 10/20/2031 •		100	100
Apidos CLO
1.064% due 07/17/2030 •		1,100	1,100
1.090% due 07/18/2029 •		2,400	2,401
Arch Street CLO Ltd. 1.134% due 10/20/2028 •		813	813
Ares European CLO DAC 0.780% due 10/15/2031 •	EUR	300	348
ARES L CLO Ltd. 1.176% due 01/15/2032 •		$700	700
Argent Mortgage Loan Trust 0.566% due 05/25/2035 •		537	510
Argent Securities Trust 0.406% due 05/25/2036 •		121	44
Assurant CLO Ltd. 1.174% due 10/20/2031 •		800	800
Atlas Senior Loan Fund Ltd. 1.276% due 01/16/2030 •		1,200	1,201
Atrium Corp. 0.968% due 04/22/2027 •		1,801	1,802
Babson Euro CLO DAC 0.271% due 10/25/2029 •	EUR	167	193
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		$56	57
Birch Grove CLO Ltd. 1.246% due 06/15/2031 •		800	801
Black Diamond CLO DAC 0.980% due 05/15/2032 •(a)	EUR	400	463
Black Diamond CLO Designated Activity Co.
0.650% due 10/03/2029 •		689	799
1.195% due 10/03/2029 •		$466	466
BlueMountain Fuji EUR CLO DAC 0.720% due 01/15/2031 •	EUR	300	347
Brookside Mill CLO Ltd. 0.954% due 01/17/2028 •		$919	919
Cairn CLO DAC 0.780% due 10/15/2031 •	EUR	300	348
Carlyle Global Market Strategies CLO Ltd.
1.075% due 08/14/2030 •		$1,800	1,798
1.218% due 04/22/2032 •		300	300
Carlyle Global Market Strategies Euro CLO DAC 0.730% due 09/21/2029 •	EUR	137	159
CARLYLE U.S. CLO Ltd. 1.134% due 04/20/2031 •		$2,200	2,200
Catamaran CLO Ltd.
0.979% due 01/27/2028 •		1,568	1,569
1.482% due 04/22/2030 •		1,492	1,494
Cathedral Lake CLO Ltd. 0.976% due 07/16/2029 •		753	753
CIFC Funding Ltd. 1.075% due 10/24/2030 •		2,100	2,101
CIT Mortgage Loan Trust
1.436% due 10/25/2037 •		274	277
1.586% due 10/25/2037 •		3,400	3,472
Citigroup Mortgage Loan Trust 0.166% due 01/25/2037 •		96	84
Citigroup Mortgage Loan Trust, Inc. 0.336% due 06/25/2037 •		700	700
College Loan Corp. Trust 0.375% due 01/25/2024 •		800	792
Countrywide Asset-Backed Certificates
0.276% due 11/25/2037 •		3,317	3,218
0.336% due 03/25/2037 •		1,260	1,223
Countrywide Asset-Backed Certificates Trust, Inc. 0.826% due 08/25/2047 •		172	170
Credit-Based Asset Servicing & Securitization LLC
0.312% due 07/25/2037 •		776	633
1.136% due 06/25/2035 •		386	387
Credit-Based Asset Servicing & Securitization Trust 0.146% due 11/25/2036 •		57	33
Crestline Denali CLO Ltd. 1.164% due 04/20/2030 •		800	800
Dryden Euro CLO DAC 0.860% due 05/15/2034 •	EUR	300	347
Ellington Loan Acquisition Trust 1.186% due 05/25/2037 •		$374	375
First Franklin Mortgage Loan Trust 0.791% due 11/25/2036 •		2,400	2,378
Fremont Home Loan Trust 0.221% due 10/25/2036 •		789	740
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		292	216

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

GSAMP Trust
0.156% due 12/25/2036 •		71	44
0.821% due 09/25/2035 ^•		46	46
1.061% due 03/25/2035 ^•		44	43
Halcyon Loan Advisors Funding Ltd. 1.054% due 04/20/2027 •		59	59
Harvest CLO DAC 0.760% due 07/15/2031 •	EUR	1,400	1,620
Home Equity Asset Trust
0.761% due 02/25/2036 •		$2,200	2,194
0.881% due 07/25/2034 •		158	158
HSI Asset Securitization Corp. Trust 0.186% due 10/25/2036 •		5	2
ICG U.S. CLO Ltd. 1.538% due 10/22/2031 •		4,500	4,504
IndyMac Mortgage Loan Trust 0.226% due 07/25/2036 •		602	230
Jamestown CLO Ltd. 1.354% due 01/17/2027 •		64	64
JP Morgan Mortgage Acquisition Trust 0.296% due 10/25/2036 •		50	50
Jubilee CLO BV
0.256% due 12/15/2029 •	EUR	2,350	2,714
0.294% due 07/12/2028 •		570	660
KKR CLO Ltd. 1.076% due 07/15/2030 •		$1,100	1,100
KVK CLO Ltd. 1.033% due 01/14/2028 •		165	165
Laurelin DAC 0.720% due 10/20/2031 •	EUR	500	576
LCM LP 1.134% due 07/20/2030 •		$300	300
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		497	501
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		922	696
Lehman XS Trust
0.406% due 05/25/2036 •		852	963
4.335% due 06/25/2036 þ		747	805
LoanCore Issuer Ltd. 1.214% due 05/15/2036 •		1,019	1,019
Long Beach Mortgage Loan Trust 0.206% due 08/25/2036 •		1,054	567
Mackay Shields EURO CLO DAC 1.550% due 08/15/2033 •	EUR	750	870
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •		740	856
Marathon CLO Ltd. 1.001% due 11/21/2027 •		$437	437
Marlette Funding Trust 2.690% due 09/17/2029		8	8
MASTR Asset-Backed Securities Trust 0.836% due 10/25/2035 ^•		57	58
Merrill Lynch Mortgage Investors Trust
0.246% due 09/25/2037 •		22	13
0.326% due 02/25/2037 •		269	115
MidOcean Credit CLO
1.181% due 02/20/2031 •		1,000	1,000
1.229% due 01/29/2030 •		900	900
Morgan Stanley IXIS Real Estate Capital Trust 0.136% due 11/25/2036 •		9	4
MP CLO Ltd. 1.024% due 10/18/2028 •		1,589	1,590
Nassau Ltd. 2.284% due 07/20/2029 •		1,700	1,702
New Century Home Equity Loan Trust 0.851% due 02/25/2035 •		93	93
NovaStar Mortgage Funding Trust 0.791% due 01/25/2036 •		1,418	1,418
OAK Hill European Credit Partners DAC 0.740% due 10/20/2031 •	EUR	1,700	1,964
Oaktree CLO Ltd. 1.248% due 04/22/2030 •		$600	600
OCP CLO Ltd.
0.926% due 07/15/2027 •		182	182
0.945% due 10/26/2027 •		475	475
OZLM Ltd.
1.228% due 10/20/2031 •(a)		300	300
1.274% due 07/20/2032 •		600	601
Palmer Square European Loan Funding DAC 0.870% due 02/15/2030 •	EUR	2,778	3,222
Palmer Square Loan Funding Ltd.
0.925% due 10/15/2029 •(a)		$3,200	3,200
0.971% due 07/20/2029 •		2,500	2,495
Park Place Securities, Inc. 0.791% due 09/25/2035 •		1,048	1,053

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.821% due 09/25/2035 •		758	759
1.136% due 10/25/2034 •		3,850	3,855
Pretium Mortgage Credit Partners LLC 3.179% due 06/27/2069 þ		894	898
RAAC Trust 0.596% due 08/25/2036 •		123	124
Renaissance Home Equity Loan Trust 0.846% due 12/25/2032 •		56	55
Residential Asset Securities Corp. Trust
0.366% due 09/25/2036 •		1,300	1,279
0.546% due 06/25/2036 •		3,016	2,974
Romark CLO Ltd. 1.168% due 10/23/2030 •		800	800
Saranac Clo Ltd. 1.259% due 08/13/2031 •		1,400	1,400
Saxon Asset Securities Trust 0.396% due 09/25/2037 •		652	645
Securitized Asset-Backed Receivables LLC Trust
0.146% due 12/25/2036 ^•		276	91
0.386% due 07/25/2036 •		208	120
0.406% due 07/25/2036 •		2,927	1,414
Segovia European CLO 0.880% due 07/20/2032 •	EUR	600	693
SLM Student Loan Trust
0.675% due 10/25/2064 •		$2,502	2,522
1.625% due 04/25/2023 •		1,854	1,869
Sound Point CLO Ltd.
1.038% due 01/23/2029 •		500	500
1.128% due 01/23/2029 •		3,304	3,305
1.295% due 07/20/2032 •		1,200	1,200
Soundview Home Loan Trust
0.146% due 11/25/2036 •		42	17
0.266% due 07/25/2037 •		913	880
0.286% due 06/25/2037 •		1,661	1,440
SP-Static CLO Ltd. 1.538% due 07/22/2028 •		1,457	1,459
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		22	22
Steele Creek CLO Ltd. 1.031% due 05/21/2029 •		1,859	1,860
Structured Asset Securities Corp. Mortgage Loan Trust 1.586% due 04/25/2035 •		116	117
Symphony CLO Ltd. 1.083% due 07/14/2026 •		604	605
THL Credit Wind River CLO Ltd. 1.164% due 04/15/2031 •		1,100	1,100
Venture CLO Ltd.
0.946% due 04/15/2027 •		1,182	1,182
1.006% due 07/15/2027 •		797	797
1.034% due 10/20/2028 •		768	768
1.110% due 07/20/2030 •		300	300
Vibrant CLO Ltd.
1.174% due 09/15/2030 •		500	501
1.198% due 07/20/2032 •		1,200	1,200
Voya CLO Ltd.
1.034% due 07/20/2029 •		769	769
1.084% due 04/17/2030 •		300	300
Wind River CLO Ltd. 0.996% due 10/15/2027 •		47	47
Z Capital Credit Partners CLO Ltd. 1.076% due 07/16/2027 •		684	685

Total Asset-Backed Securities (Cost $123,485)			124,557

SOVEREIGN ISSUES 11.4%
Argentina Government International Bond
34.163% (BADLARPP) due 10/04/2022 ~	ARS	300	1
36.162% (BADLARPP + 2.000%) due 04/03/2022 ~		16,489	91
Australia Government International Bond
1.250% due 02/21/2022	AUD	7,172	5,243
3.000% due 09/20/2025		11,465	9,707
Canada Government Real Return Bond 4.250% due 12/01/2026 (c)	CAD	6,091	6,132
France Government International Bond
0.100% due 03/01/2026 (c)	EUR	12,844	16,459
0.250% due 07/25/2024 (c)		7,714	9,683
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		29,916	38,369
1.400% due 05/26/2025 (c)		44,201	56,133
Japan Government International Bond
0.005% due 03/10/2031 (c)	JPY	816,448	7,512
0.100% due 03/10/2028 (c)		1,318,584	12,179
0.100% due 03/10/2029 (c)		1,655,186	15,341
Mexico Government International Bond 7.750% due 05/29/2031	MXN	53,861	2,680

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

New Zealand Government International Bond
2.000% due 09/20/2025	NZD	7,228	5,435
3.000% due 09/20/2030		4,702	4,080
Peru Government International Bond 5.940% due 02/12/2029	PEN	5,300	1,286
Qatar Government International Bond 3.875% due 04/23/2023		$2,000	2,106
Saudi Government International Bond 4.000% due 04/17/2025		3,170	3,473
United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	8,946	13,298
1.875% due 11/22/2022 (c)		5,050	7,388

Total Sovereign Issues (Cost $212,412)			216,596

		SHARES
PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(d)		1,220,000	1,394

UTILITIES 0.5%
AT&T Mobility LLC 7.000% due 10/20/2022 «(d)(f)		360,018	9,456

Total Preferred Securities (Cost $10,810)			10,850

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (g) 0.2%			2,953

Total Short-Term Instruments (Cost $2,953)			2,953

Total Investments in Securities (Cost $2,320,321)			2,430,454

INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		24,527	242

Total Short-Term Instruments (Cost $242)			242

Total Investments in Affiliates (Cost $242)			242

Total Investments 128.0% (Cost $2,320,563)			$2,430,696
Financial Derivative Instruments (i)(k) 0.3%(Cost or Premiums, net $(3,089))			5,381
Other Assets and Liabilities, net (28.3)%			(536,844)

Net Assets 100.0%			$1,899,233

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$9,590	$9,456	0.50%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$2,953	U.S. Treasury Notes 0.250% due 09/30/2023	$(3,012)	$2,953	$2,953

Total Repurchase Agreements	$(3,012)	$2,953	$2,953

(h)	Securities with an aggregate market value of $1,406,989 have been pledged as collateral under the terms of master agreements as of September 30, 2021.

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(440,645) at a weighted average interest rate of 0.075%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ EUR 113.2 on Eur-Schatz December 2021 Futures (1)	11/2021	1,500	$9	$(2)	$0	$(1)
Call Options Strike @ EUR 113.3 on Eur-Schatz December 2021 Futures (1)	11/2021	750	4	(1)	0	(1)
Call Options Strike @ EUR 137.750 on Euro-OAT December 2021 Futures (1)	11/2021	452	3	0	0	0
Euro-Bund 10-Year Bond December Futures	12/2021	473	93,044	(1,438)	159	(181)
Gold 100 oz. December Futures	12/2021	46	8,082	(220)	278	0
U.S. Treasury 5-Year Note December Futures	12/2021	1,554	190,741	(973)	133	(7)

$(2,634)	$570	$(190)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note December Futures	12/2021	14	$(1,179)	$1	$0	$0
Australia Government 10-Year Bond December Futures	12/2021	46	(4,705)	80	4	0
Euro-Bobl December Futures	12/2021	452	(70,646)	355	37	(58)
Euro-BTP Italy Government Bond December Futures	12/2021	232	(38,797)	380	109	(107)
Euro-Buxl 30-Year Bond December Futures	12/2021	161	(37,922)	1,040	243	(108)
Euro-OAT France Government 10-Year Bond December Futures	12/2021	3	(577)	10	1	(1)
Euro-Schatz December Futures	12/2021	2,577	(334,940)	329	15	(15)
Japan Government 10-Year Bond June Futures December Futures	12/2021	25	(34,002)	102	11	(11)
U.S. Treasury 2-Year Note December Futures	12/2021	97	(21,345)	13	0	(4)
U.S. Treasury 10-Year Note December Futures	12/2021	106	(13,951)	201	0	(15)
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures	12/2021	62	(9,006)	131	9	(2)
U.S. Treasury 30-Year Bond December Futures	12/2021	449	(71,489)	1,916	0	(56)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	226	(43,180)	1,878	35	0
United Kingdom Long Gilt December Futures	12/2021	153	(25,800)	476	105	(18)

$6,912	$569	$(395)

Total Futures Contracts	$4,278	$1,139	$(585)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.353%	$800	$(44)	$56	$12	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	3-Month EUR-EURIBOR	0.526%	Annual	11/21/2023	EUR	58,000	$0	$(102)	$(102)	$0	$0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	11,800	36	(666)	(630)	3	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	400,000	(7)	(49)	(56)	0	(2)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	118,480	(2)	(15)	(17)	0	(1)
Receive	CPTFEMU	0.090	Maturity	05/15/2022	EUR	7,300	0	355	355	5	0
Receive	CPTFEMU	0.330	Maturity	07/15/2022	5,100	(1)	247	246	5	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031	19,800	(142)	(1,414)	(1,556)	55	0
Pay	CPURNSA	1.280	Maturity	11/02/2021	11,900	0	(473)	(473)	0	0
Pay	CPURNSA	1.290	Maturity	11/05/2021	18,500	(1)	(734)	(735)	2	0
Pay	CPURNSA	2.155	Maturity	01/19/2022	10,200	0	(356)	(356)	1	0
Pay	CPURNSA	2.165	Maturity	01/19/2022	11,100	0	(387)	(387)	2	0
Pay	CPURNSA	2.180	Maturity	01/19/2022	4,500	0	(156)	(156)	1	0
Pay	CPURNSA	2.200	Maturity	01/21/2022	8,100	0	(280)	(280)	1	0
Pay	CPURNSA	2.170	Maturity	02/01/2022	2,500	0	(88)	(88)	0	0
Pay	CPURNSA	2.155	Maturity	02/04/2022	15,900	0	(563)	(563)	3	0
Pay	CPURNSA	2.200	Maturity	02/05/2022	1,100	0	(38)	(38)	0	0
Receive	CPURNSA	2.069	Maturity	07/15/2022	3,700	0	134	134	3	0
Receive	CPURNSA	2.500	Maturity	07/15/2022	30,300	(2,696)	785	(1,911)	25	0
Receive	CPURNSA	2.210	Maturity	02/05/2023	20,900	0	626	626	0	(4)
Receive	CPURNSA	2.263	Maturity	04/27/2023	14,090	(2)	366	364	17	0
Receive	CPURNSA	2.263	Maturity	05/09/2023	3,250	0	87	87	4	0
Receive	CPURNSA	2.281	Maturity	05/10/2023	4,970	0	119	119	0	(2)
Receive	CPURNSA	2.314	Maturity	02/26/2026	2,700	0	134	134	0	(2)
Pay	CPURNSA	2.419	Maturity	03/05/2026	10,200	0	450	450	0	(3)
Receive	CPURNSA	2.768	Maturity	05/13/2026	7,700	0	172	172	0	(1)
Receive	CPURNSA	2.813	Maturity	05/14/2026	3,300	0	65	65	0	(1)
Receive	CPURNSA	2.703	Maturity	05/25/2026	5,980	0	149	149	0	0
Receive	CPURNSA	2.690	Maturity	06/01/2026	400	0	10	10	0	0
Receive	CPURNSA	1.798	Maturity	08/25/2027	7,000	0	718	718	0	(1)
Receive	CPURNSA	1.890	Maturity	08/27/2027	7,100	0	678	678	0	(2)
Pay	CPURNSA	2.379	Maturity	07/09/2028	3,700	(2)	(123)	(125)	1	0
Receive	CPURNSA	2.573	Maturity	08/26/2028	800	0	10	10	0	0
Receive	CPURNSA	2.645	Maturity	09/10/2028	1,900	0	8	8	0	(1)
Pay	CPURNSA	2.165	Maturity	04/16/2029	18,000	0	(1,201)	(1,201)	0	(1)
Pay	CPURNSA	1.954	Maturity	06/03/2029	6,450	0	(571)	(571)	0	(2)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

Pay	CPURNSA	1.998	Maturity	07/25/2029	20,100	0	(1,644)	(1,644)	0	(1)
Pay	CPURNSA	1.760	Maturity	11/04/2029	12,300	(11)	(1,351)	(1,362)	0	(1)
Receive	CPURNSA	2.311	Maturity	02/24/2031	21,800	0	1,320	1,320	2	0
Pay	UKRPI	3.465	Maturity	02/15/2022	GBP	5,700	0	(226)	(226)	0	(3)
Pay	UKRPI	3.220	Maturity	03/15/2022	6,900	0	(286)	(286)	0	(6)
Receive	UKRPI	4.220	Maturity	08/15/2022	2,200	0	59	59	4	0
Receive	UKRPI	4.180	Maturity	09/15/2022	2,300	0	52	52	3	0
Receive	UKRPI	4.480	Maturity	09/15/2023	2,300	0	21	21	0	(4)
Pay	UKRPI	3.850	Maturity	09/15/2024	10,900	0	57	57	30	0
Pay	UKRPI	3.330	Maturity	01/15/2025	17,800	530	(1,326)	(796)	63	0
Pay	UKRPI	3.438	Maturity	01/15/2030	5,400	0	(441)	(441)	56	0
Pay	UKRPI	3.400	Maturity	06/15/2030	4,400	156	(335)	(179)	58	0
Pay	UKRPI	3.325	Maturity	08/15/2030	18,600	132	(1,414)	(1,282)	250	0
Pay	UKRPI	3.750	Maturity	04/15/2031	2,110	(2)	(158)	(160)	24	0
Pay	UKRPI	4.066	Maturity	09/15/2031	1,800	0	17	17	21	0
Receive	UKRPI	3.566	Maturity	03/15/2036	1,100	0	(127)	(127)	16	0
Receive	UKRPI	3.580	Maturity	03/15/2036	4,000	(26)	(421)	(447)	59	0

$(2,038)	$(8,306)	$(10,344)	$714	$(38)

Total Swap Agreements	$(2,082)	$(8,250)	$(10,332)	$714	$(38)

(j)

Securities with an aggregate market value of $10,832 and cash of $3,471 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.

(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2021	AUD	2,049	$1,487	$6	$0
10/2021	$2,000	AUD	2,759	0	(6)
10/2021	1,354	CNH	8,766	4	0
10/2021	44,011	GBP	32,549	0	(154)
11/2021	AUD	2,759	$2,001	6	0
11/2021	GBP	32,549	44,013	155	0
11/2021	$1	RUB	99	0	0
BPS	10/2021	AUD	3,270	$2,400	36	0
10/2021	CAD	5,791	4,561	0	(11)
10/2021	GBP	11,729	16,163	359	0
10/2021	$806	CNH	5,223	3	0
10/2021	1,181	EUR	999	0	(24)
11/2021	IDR	14,013,912	$974	0	0
BRC	10/2021	MYR	650	155	0	0
10/2021	$154	MYR	650	1	0
11/2021	JPY	3,957,500	$35,476	0	(90)
11/2021	MXN	50,873	2,480	31	0
11/2021	$9	RUB	674	0	0
12/2021	155	MYR	650	0	0
CBK	10/2021	AUD	9,951	$7,226	32	0
10/2021	GBP	3,765	5,202	129	0
10/2021	$103	MXN	2,110	0	(1)
12/2021	449	CNH	2,917	1	0
03/2022	PEN	5,663	$1,374	17	0
FBF	11/2021	$3	RUB	229	0	0
GLM	10/2021	EUR	7,280	$8,525	93	0
10/2021	$408	CNH	2,647	2	0
11/2021	9	RUB	708	0	0
12/2021	450	CNH	2,929	1	0
12/2021	1,382	IDR	19,887,163	0	(4)
12/2021	22	RUB	1,625	0	0
HUS	10/2021	CAD	2,019	$1,603	9	0
10/2021	CNH	3,772	583	0	(1)
11/2021	IDR	36,250,200	2,520	0	0
11/2021	$583	CNH	3,781	1	0

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

	11/2021		1	RUB	44		0	0
	12/2021		406	IDR	5,845,285		0	(1)
JPM	10/2021	NZD	14,444		$10,040		69	0
	10/2021		$4	RUB	272		0	0
	11/2021	IDR	16,245,181		$1,129		0	0
	11/2021		$1,207	IDR	17,346,627		0	(2)
MYI	10/2021		10,022	NZD	14,444		0	(51)
	11/2021	NZD	14,444		$10,020		51	0
	11/2021		$395	IDR	5,678,333		0	0
NAB	10/2021	JPY	3,957,500		$36,033		474	0
SCX	10/2021	EUR	114,864		135,677		2,624	0
	10/2021	GBP	17,055		23,372		392	0
	10/2021		$22	RUB	1,625		0	0
	11/2021	EUR	121,145		$140,477		72	0
	12/2021		$532	CNH	3,458		1	0
	12/2021		840	IDR	12,066,019		0	(4)
TOR	10/2021		7,212	AUD	9,953		0	(17)
	11/2021	AUD	9,953		$7,213		17	0
	12/2021		$484	CNH	3,138		0	0
	12/2021		421	IDR	6,046,567		0	(2)
UAG	11/2021		5	RUB	413		0	0

Total Forward Foreign Currency Contracts							$4,586	$(368)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	5,600	$4	$793
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	6,530	497	923
BRC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	3,370	251	477
MYC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	5,400	394	772

Total Purchased Options							$1,146	$2,965

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000%	11/17/2021	800	$(4)	$(1)
	Put - OTC CDX.HY-36 5-Year Index		Sell	103.000	11/17/2021	700	(4)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.700	11/17/2021	2,500	(3)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	11/17/2021	2,900	(3)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.700	12/15/2021	1,500	(2)	(1)
BPS	Put - OTC CDX.HY-36 5-Year Index		Sell	104.000	12/15/2021	700	(3)	(3)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	11/17/2021	3,300	(3)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	12/15/2021	3,200	(3)	(2)
BRC	Put - OTC CDX.IG-37 5-Year Index		Sell	0.850	01/19/2022	8,900	(10)	(10)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	12/15/2021	800	(4)	(3)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	2,000	(11)	(12)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.850	10/20/2021	3,830	(4)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.700	12/15/2021	10,900	(13)	(7)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.750	01/19/2022	2,000	(3)	(2)
CBK	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	800	(4)	(5)
DUB	Put - OTC CDX.HY-36 5-Year Index		Sell	101.000	11/17/2021	1,100	(4)	(1)
	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	01/19/2022	900	(4)	(4)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	12/15/2021	1,900	(2)	(1)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	12/15/2021	500	(2)	(2)
FBF	Put - OTC CDX.HY-36 5-Year Index		Sell	104.000	12/15/2021	700	(3)	(3)
GST	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	11/17/2021	1,600	(8)	(2)
	Put - OTC CDX.HY-36 5-Year Index		Sell	101.000	12/15/2021	700	(2)	(2)
	Put - OTC CDX.HY-36 5-Year Index		Sell	104.000	12/15/2021	600	(2)	(2)
	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	01/19/2022	600	(3)	(3)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	11/17/2021	1,600	(2)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	12/15/2021	2,100	(2)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.725	01/19/2022	3,300	(3)	(4)
JPM	Put - OTC CDX.HY-37 5-Year Index		Sell	101.000	12/15/2021	800	(2)	(2)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	400	(2)	(2)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.700	12/15/2021	2,100	(2)	(1)
MYC	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	11/17/2021	8,100	(8)	(3)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	12/15/2021	10,100	(11)	(6)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	12/15/2021	3,400	(3)	(2)

							$(139)	$(92)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	8,600	$(391)	$(16)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	34,300	(250)	0
Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,900	(20)	0

$(661)	$(16)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	16,800	$0	$(768)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	19,530	(484)	(896)
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	10,270	(252)	(471)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.526	11/17/2022	116,100	(180)	(29)
MYC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	16,200	(393)	(741)

$(1,309)	$(2,905)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	$101.578	11/03/2021	500	$(2)	$0
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.531	11/03/2021	1,100	(4)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.609	11/03/2021	500	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.602	10/07/2021	500	(2)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.813	10/07/2021	600	(2)	0
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2051	102.430	10/14/2021	900	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	100.672	10/07/2021	500	(2)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.188	10/07/2021	500	(3)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.688	10/07/2021	1,100	(2)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.734	10/07/2021	700	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.672	10/07/2021	500	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.336	11/03/2021	500	(2)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.473	11/03/2021	500	(2)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.531	11/03/2021	500	(2)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.547	11/03/2021	500	(2)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.563	11/03/2021	500	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.734	10/07/2021	500	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.766	10/07/2021	500	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.906	10/07/2021	500	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	104.320	10/07/2021	700	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 11/01/2051	103.375	11/03/2021	1,500	(7)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 12/01/2051	103.988	12/06/2021	900	(2)	(2)

$(44)	$(9)

Total Written Options	$(2,153)	$(3,022)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.080%	Maturity	12/06/2021	$80,000	$0	$(10)	$0	$(10)

Total Swap Agreements	$0	$(10)	$0	$(10)

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$76	$0	$76
Corporate Bonds & Notes
Banking & Finance	0	33,349	0	33,349
Industrials	0	7,092	0	7,092
Utilities	0	4,859	0	4,859
U.S. Government Agencies	0	111,652	0	111,652
U.S. Treasury Obligations	0	1,864,518	0	1,864,518
Non-Agency Mortgage-Backed Securities	0	53,952	0	53,952
Asset-Backed Securities	0	124,557	0	124,557
Sovereign Issues	0	216,596	0	216,596
Preferred Securities
Banking & Finance	0	1,394	0	1,394
Utilities	0	0	9,456	9,456
Short-Term Instruments
Repurchase Agreements	0	2,953	0	2,953

$0	$2,420,998	$9,456	$2,430,454
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$242	$0	$0	$242

Total Investments	$242	$2,420,998	$9,456	$2,430,696

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	997	856	0	1,853
Over the counter	0	7,551	0	7,551

$997	$8,407	$0	$9,404
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(557)	(66)	0	(623)
Over the counter	(2)	(3,398)	0	(3,400)

$(559)	$(3,464)	$0	$(4,023)

Total Financial Derivative Instruments	$438	$4,943	$0	$5,381

Totals	$680	$2,425,941	$9,456	$2,436,077

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$28,244	$556,110	$(584,100)	$(10)	$(2)	$242	$9	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services LLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co. LLC	NAB	National Australia Bank Ltd.
CBK	Citibank N.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
DUB	Deutsche Bank AG	HUS	HSBC Bank USA N.A.	TOR	The Toronto-Dominion Bank
FBF	Credit Suisse International	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	MYR	Malaysian Ringgit
AUD	Australian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	PEN	Peruvian New Sol
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	RUB	Russian Ruble
EUR	Euro			USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	LIBOR03M	3 Month USD-LIBOR
CDX.HY	Credit Derivatives Index - High Yield	CPTFEMU	Eurozone HICP ex-Tobacco Index	UKRPI	United Kingdom Retail Prices Index
CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor
ALT	Alternate Loan Trust	DAC	Designated Activity Company	oz.	Ounce
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	LIBOR	London Interbank Offered Rate

Schedule of Investments PIMCO Short-Term Portfolio	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.4% ¤
CORPORATE BONDS & NOTES 32.0%
BANKING & FINANCE 18.8%
AerCap Ireland Capital DAC
3.500% due 05/26/2022		$580	$590
4.450% due 12/16/2021		1,600	1,608
Air Lease Corp.
2.250% due 01/15/2023		400	409
2.750% due 01/15/2023		700	719
Aircastle Ltd.
4.400% due 09/25/2023		300	320
5.000% due 04/01/2023		1,000	1,063
Ally Financial, Inc. 4.125% due 02/13/2022		800	811
Aozora Bank Ltd. 2.550% due 09/09/2022		700	711
Aviation Capital Group LLC
2.875% due 01/20/2022		1,400	1,407
3.875% due 05/01/2023		1,000	1,044
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		1,400	1,441
5.500% due 01/15/2023		500	526
Banco Santander S.A. 1.675% due 01/19/2023 •	AUD	800	586
Bank of America Corp. 0.780% due 10/24/2024 •		$500	505
Barclays PLC
1.505% (US0003M + 1.380%) due 05/16/2024 ~		3,400	3,460
1.555% (US0003M + 1.430%) due 02/15/2023 ~		200	201
BOC Aviation Ltd.
1.257% (US0003M + 1.125%) due 09/26/2023 ~		800	803
2.750% due 09/18/2022		900	914
3.000% due 05/23/2022		500	505
Brixmor Operating Partnership LP 1.176% (US0003M + 1.050%) due 02/01/2022 ~		600	601
Cantor Fitzgerald LP 6.500% due 06/17/2022		600	625
CIT Group, Inc. 5.000% due 08/15/2022		3,400	3,523
Citigroup, Inc.
1.143% (US0003M + 1.023%) due 06/01/2024 ~		400	405
1.224% (US0003M + 1.100%) due 05/17/2024 ~		1,100	1,117
1.745% (BBSW3M + 1.720%) due 10/27/2023 ~	AUD	1,500	1,113
CNH Industrial Capital LLC 3.875% due 10/15/2021		$400	400
Credit Agricole S.A. 1.175% (US0003M + 1.050%) due 03/22/2024 ~		1,400	1,417
Credit Suisse Group AG 1.354% (US0003M + 1.240%) due 06/12/2024 ~		1,758	1,786
Danske Bank A/S
1.171% due 12/08/2023 •		2,500	2,512
1.174% (US0003M + 1.060%) due 09/12/2023 ~		850	860
5.375% due 01/12/2024		700	768
Deutsche Bank AG
0.898% due 05/28/2024 (e)		500	500
1.354% (US0003M + 1.230%) due 02/27/2023 ~		800	809
3.950% due 02/27/2023		800	836
4.250% due 10/14/2021		400	400
First Abu Dhabi Bank PJSC 1.076% (US0003M + 0.950%) due 04/16/2022 ~		2,600	2,609
Ford Motor Credit Co. LLC
3.219% due 01/09/2022		500	502
3.350% due 11/01/2022		500	509
5.596% due 01/07/2022		2,900	2,938
GA Global Funding Trust
0.550% (SOFRRATE + 0.500%) due 09/13/2024 ~		1,300	1,306
1.625% due 01/15/2026		400	404
GE Capital Canada Funding Co. 4.600% due 01/26/2022	CAD	500	400
General Motors Financial Co., Inc.
1.222% (US0003M + 1.100%) due 11/06/2021 ~		$500	500
1.442% (US0003M + 1.310%) due 06/30/2022 ~		1,000	1,008
1.683% (US0003M + 1.550%) due 01/14/2022 ~		1,199	1,203

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2021 (Unaudited)

3.450% due 04/10/2022		2,000	2,021
3.550% due 07/08/2022		167	171
Goldman Sachs Group, Inc.
0.840% due 12/09/2026 •		500	502
0.881% (US0003M + 0.750%) due 02/23/2023 ~		600	605
1.216% (BBSW3M + 1.200%) due 05/16/2023 ~	AUD	1,000	732
1.882% (US0003M + 1.750%) due 10/28/2027 ~		$200	210
Hana Bank
0.846% (US0003M + 0.700%) due 10/02/2022 ~		500	502
0.991% (US0003M + 0.875%) due 09/14/2022 ~		500	503
HSBC Holdings PLC 1.116% (BBSW3M + 1.100%) due 02/16/2024 ~	AUD	1,100	802
ING Groep NV 1.060% (SOFRRATE + 1.010%) due 04/01/2027 ~		$700	708
International Bank for Reconstruction & Development 0.850% due 02/10/2027		3,700	3,637
International Lease Finance Corp. 8.625% due 01/15/2022		900	921
JPMorgan Chase & Co.
0.815% (SOFRRATE + 0.765%) due 09/22/2027 ~		500	504
1.028% (US0003M + 0.890%) due 07/23/2024 ~		400	405
LeasePlan Corp. NV 2.875% due 10/24/2024		500	524
Lloyds Banking Group PLC 2.907% due 11/07/2023 •		500	513
Mirae Asset Securities Co. Ltd. 4.125% due 11/07/2021		300	301
Mitsubishi HC Capital, Inc. 3.406% due 02/28/2022		400	404
Mizuho Financial Group, Inc.
0.759% (US0003M + 0.630%) due 05/25/2024 ~		1,200	1,208
0.964% (US0003M + 0.850%) due 09/13/2023 ~		1,100	1,107
1.109% (US0003M + 0.990%) due 07/10/2024 ~		1,700	1,723
Nationwide Building Society 3.622% due 04/26/2023 •		500	509
Natwest Group PLC
1.595% (US0003M + 1.470%) due 05/15/2023 ~		3,100	3,126
1.682% (US0003M + 1.550%) due 06/25/2024 ~		800	817
Nissan Motor Acceptance Co. LLC
0.822% due 09/28/2022 •		2,100	2,105
1.019% (US0003M + 0.890%) due 01/13/2022 ~		2,700	2,705
Nomura Holdings, Inc.
1.851% due 07/16/2025		2,900	2,944
2.648% due 01/16/2025		1,000	1,042
Nordea Bank Abp 1.061% (US0003M + 0.940%) due 08/30/2023 ~		1,000	1,015
Pacific Life Global Funding 0.670% (SOFRRATE + 0.620%) due 06/04/2026 ~		500	504
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		1,500	1,554
Piper Jaffray Cos.
4.740% due 10/15/2021		200	202
5.200% due 10/15/2023		700	704
QNB Finance Ltd.
1.126% (US0003M + 1.000%) due 05/02/2022 ~		4,200	4,218
1.275% (SOFRRATE + 1.225%) due 02/12/2022 ~		400	401
3.500% due 03/28/2024		1,500	1,593
Santander UK Group Holdings PLC
1.089% due 03/15/2025 •		2,700	2,705
3.373% due 01/05/2024 •		500	517
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		2,500	2,545
3.550% due 04/15/2024		1,000	1,059
State Bank of India 3.250% due 01/24/2022		1,100	1,109
UBS AG 0.891% (BBSW3M + 0.870%) due 07/30/2025 ~	AUD	1,800	1,322
Wells Fargo & Co. 2.094% due 04/25/2022 (e)	CAD	200	159

			97,532

INDUSTRIALS 10.7%
7-Eleven, Inc.
0.625% due 02/10/2023		$800	800
0.800% due 02/10/2024		600	600
Arrow Electronics, Inc. 3.500% due 04/01/2022		600	606
BAT Capital Corp. 3.222% due 08/15/2024		1,600	1,697
Bayer U.S. Finance LLC 1.126% (US0003M + 1.010%) due 12/15/2023 ~		1,500	1,520
Berry Global, Inc.
0.950% due 02/15/2024		700	702
4.875% due 07/15/2026		1,300	1,367

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2021 (Unaudited)

BOC Aviation USA Corp. 1.625% due 04/29/2024		500	504
Boeing Co.
1.433% due 02/04/2024		1,300	1,302
1.875% due 06/15/2023		300	305
4.508% due 05/01/2023		3,900	4,121
CenterPoint Energy Resources Corp. 0.620% (US0003M + 0.500%) due 03/02/2023 ~		1,000	1,000
Central Nippon Expressway Co. Ltd.
0.686% (US0003M + 0.560%) due 11/02/2021 ~		4,500	4,501
0.929% due 03/03/2022 •		2,500	2,507
2.567% due 11/02/2021		1,000	1,002
Charter Communications Operating LLC 1.776% (US0003M + 1.650%) due 02/01/2024 ~		4,500	4,629
DAE Funding LLC 1.550% due 08/01/2024		1,200	1,190
Delta Air Lines, Inc. 3.625% due 03/15/2022		1,100	1,110
Diamondback Energy, Inc. 0.900% due 03/24/2023		400	400
Energy Transfer LP 5.000% due 10/01/2022		300	309
GATX Corp. 0.841% (US0003M + 0.720%) due 11/05/2021 ~		1,000	1,001
General Mills, Inc. 6.410% due 10/15/2022		600	636
Hyatt Hotels Corp. 1.100% (SOFRRATE + 1.050%) due 10/01/2023 ~(a)		400	401
Hyundai Capital America
0.800% due 04/03/2023		1,000	1,001
1.150% due 11/10/2022		1,800	1,810
1.250% due 09/18/2023		600	605
2.375% due 02/10/2023		400	409
5.750% due 04/06/2023		1,000	1,073
Imperial Brands Finance PLC
3.125% due 07/26/2024		1,600	1,684
3.750% due 07/21/2022		1,600	1,632
JDE Peet's NV 0.800% due 09/24/2024		500	499
Kraft Heinz Foods Co. 0.948% (US0003M + 0.820%) due 08/10/2022 ~		300	300
Lennar Corp.
4.125% due 01/15/2022		700	701
4.750% due 11/15/2022		1,200	1,242
5.375% due 10/01/2022		500	524
MGM Resorts International 7.750% due 03/15/2022		1,600	1,646
Microchip Technology, Inc. 0.983% due 09/01/2024		800	799
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		1,000	1,040
NXP BV 3.875% due 09/01/2022		500	515
Perrigo Finance Unlimited Co. 3.900% due 12/15/2024		200	212
Reliance Industries Ltd. 5.400% due 02/14/2022		400	407
Reynolds American, Inc. 4.450% due 06/12/2025		1,000	1,103
Sabine Pass Liquefaction LLC 6.250% due 03/15/2022		500	506
Saudi Arabian Oil Co. 1.250% due 11/24/2023		200	201
Sutter Health 1.321% due 08/15/2025		100	100
SYNNEX Corp. 1.250% due 08/09/2024		1,700	1,701
VMware, Inc. 1.000% due 08/15/2024		500	502
VW Credit Canada, Inc.
2.650% due 06/27/2022 (e)	CAD	1,000	801
3.700% due 11/14/2022 (e)		3,000	2,445

			55,668

UTILITIES 2.5%
AT&T, Inc. 2.850% due 05/25/2024 (e)		500	410
Cleco Power LLC 0.616% (US0003M + 0.500%) due 06/15/2023 ~		$400	400
Iberdrola International BV 5.810% due 03/15/2025		200	231
Israel Electric Corp. Ltd. 6.875% due 06/21/2023		400	441
Korea Southern Power Co. Ltd. 0.991% (BBSW3M + 0.970%) due 10/30/2024 ~	AUD	800	586

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2021 (Unaudited)

OGE Energy Corp. 0.703% due 05/26/2023		$700	700
Pacific Gas & Electric Co.
1.500% (US0003M + 1.375%) due 11/15/2021 ~		100	100
1.598% (US0003M + 1.480%) due 06/16/2022 ~		1,878	1,879
1.750% due 06/16/2022		3,700	3,694
3.400% due 08/15/2024 ^		300	311
3.750% due 02/15/2024 ^		400	417
3.850% due 11/15/2023 ^		100	104
Southern California Edison Co. 0.880% (SOFRRATE + 0.830%) due 04/01/2024 ~		700	704
Sprint Corp. 7.875% due 09/15/2023		200	224
Verizon Communications, Inc.
0.840% (SOFRRATE + 0.790%) due 03/20/2026 ~		700	713
1.234% (BBSW3M + 1.220%) due 02/17/2023 ~	AUD	2,400	1,751

			12,665

Total Corporate Bonds & Notes (Cost $164,987)			165,865

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.2%
California State General Obligation Bonds, Series 2017 0.863% (US0001M + 0.780%) due 04/01/2047 ~		$1,300	1,301

LOUISIANA 0.1%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 0.425% (US0003M + 0.300%) due 02/15/2036 ~		370	346

Total Municipal Bonds & Notes (Cost $1,656)			1,647

U.S. GOVERNMENT AGENCIES 20.5%
Fannie Mae
0.144% due 12/25/2036 •		2	2
0.206% due 03/25/2034 •		1	1
0.236% due 08/25/2034 •		1	1
0.286% due 02/25/2037 •		29	29
0.436% due 05/25/2042 •		2	2
0.766% due 12/25/2037 •		22	23
0.875% due 12/18/2026		5,000	4,947
1.299% due 03/01/2044 - 07/01/2044 •		8	8
Federal Home Loan Bank
0.750% due 02/24/2026		3,800	3,787
0.830% due 02/10/2027		24,300	23,959
0.850% due 02/17/2027		4,500	4,440
0.900% due 02/26/2027		5,800	5,727
0.920% due 02/26/2027		4,000	3,945
0.960% due 03/05/2026		3,800	3,796
1.000% due 03/23/2026 - 07/27/2026		4,173	4,164
1.020% due 02/24/2027		7,000	6,955
1.050% due 08/13/2026		5,000	4,993
1.115% due 02/26/2027		4,300	4,268
Freddie Mac
0.534% due 09/15/2041 •		10	11
0.600% due 10/15/2025		5,000	4,957
0.750% due 06/23/2026		7,000	6,928
0.784% due 02/15/2038 •		15	15
0.800% due 10/27/2026		5,000	4,938
0.800% due 10/28/2026 (i)		2,500	2,469
1.292% due 10/25/2044 •		32	33
1.299% due 02/25/2045 •		34	34
1.492% due 07/25/2044 •		12	12
2.214% due 07/15/2035 •		428	433
2.500% due 10/25/2048		263	271
3.000% due 09/25/2045		447	453
Ginnie Mae
0.450% due 06/20/2051 - 07/20/2051 •		9,529	9,505
0.640% due 04/20/2062 •		112	112
0.690% due 10/20/2065 •		292	294
0.790% due 02/20/2062 •		104	105
0.800% due 06/20/2051 •		2,477	2,476
0.890% due 01/20/2066 - 05/20/2066 •		413	418
0.940% due 11/20/2066 •		433	440
1.090% due 01/20/2066 - 03/20/2066 •		934	953
2.000% due 02/20/2032 •		2	2
2.238% due 05/20/2071 •		484	522
2.500% due 01/20/2049 - 10/20/2049		197	206

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2021 (Unaudited)

Uniform Mortgage-Backed Security 4.000% due 01/01/2049 - 08/01/2049		38	41

Total U.S. Government Agencies (Cost $107,498)			106,675

U.S. TREASURY OBLIGATIONS 12.5%
U.S. Treasury Notes
0.125% due 04/30/2023 (g)		3,800	3,796
0.375% due 09/15/2024 (g)		61,500	61,240

Total U.S. Treasury Obligations (Cost $65,011)			65,036

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.7%
ACRES Commercial Realty Corp. 2.664% due 04/17/2037 •		473	474
AREIT Trust
1.184% due 09/14/2036 •		865	866
2.784% due 04/15/2037 •		666	670
Atrium Hotel Portfolio Trust 1.034% due 06/15/2035 •		700	701
Avon Finance PLC 0.950% due 09/20/2048 •	GBP	1,992	2,694
BAMLL Commercial Mortgage Securities Trust
1.134% due 04/15/2036 •		$400	400
1.284% due 03/15/2034 •		400	401
Bancorp Commercial Mortgage Trust 1.214% due 09/15/2036 •		77	78
Bear Stearns Adjustable Rate Mortgage Trust 2.536% due 01/25/2034 ~		1	1
Bear Stearns ALT-A Trust 2.910% due 09/25/2035 ^~		8	6
Brass PLC 0.825% due 11/16/2066 •		152	153
BSREP Commercial Mortgage Trust 1.034% due 08/15/2038 •		2,500	2,509
BX Commercial Mortgage Trust 0.784% due 01/15/2034 •		200	200
Citigroup Mortgage Loan Trust 3.228% due 09/25/2059 þ		226	227
Citigroup Mortgage Loan Trust, Inc. 2.220% due 09/25/2035 •		2	2
COLT Mortgage Loan Trust 1.255% due 09/25/2065 ~		451	452
Commercial Mortgage Trust 0.713% due 03/10/2046 •		24	24
Countrywide Home Loan Reperforming REMIC Trust 0.426% due 06/25/2035 •		4	4
Credit Suisse First Boston Mortgage Securities Corp.
0.699% due 03/25/2032 ~		2	1
2.727% due 06/25/2033 ~		2	2
Credit Suisse Mortgage Capital Trust
0.850% due 07/25/2056 •		400	400
1.084% due 07/15/2032 •		1,000	998
1.796% due 12/27/2060 ~		948	952
2.961% due 10/27/2059 ~		602	607
Eurohome UK Mortgages PLC 0.220% due 06/15/2044 •	GBP	81	107
European Loan Conduit 1.000% due 02/17/2030 •	EUR	999	1,161
Extended Stay America Trust 1.164% due 07/15/2038 •		$2,487	2,498
Finsbury Square 0.700% due 12/16/2067 •	GBP	197	267
Finsbury Square PLC
1.017% due 09/12/2068 •		747	1,010
1.041% due 06/16/2069 •		454	614
1.060% due 12/16/2069 •		616	836
1.350% due 06/16/2070 •		250	341
GCAT 1.091% due 05/25/2066 ~		$1,392	1,394
GCAT LLC 3.228% due 11/26/2049 þ		383	387
GCCFC Commercial Mortgage Trust 0.884% due 02/15/2038 •		400	401
Gemgarto PLC 0.640% due 12/16/2067 •	GBP	857	1,161
GreenPoint Mortgage Funding Trust 0.526% due 06/25/2045 •		$11	11
GS Mortgage Securities Trust 3.648% due 01/10/2047		230	237
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~		2,363	2,396
GS Mortgage-Backed Securities Trust
0.900% due 12/25/2051 •		297	298
0.900% due 02/25/2052 •		894	896

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2021 (Unaudited)

GSR Mortgage Loan Trust 2.859% due 09/25/2035 ~		3	3
HarborView Mortgage Loan Trust 0.527% due 05/19/2035 •		13	13
Hawksmoor Mortgage Funding PLC 1.100% due 05/25/2053 •	GBP	678	917
Hawksmoor Mortgages 1.100% due 05/25/2053 •		3,388	4,586
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~		$242	243
HPLY Trust 1.084% due 11/15/2036 •		325	326
Impac CMB Trust 0.726% due 03/25/2035 •		100	99
JP Morgan Chase Commercial Mortgage Securities Trust
1.084% due 06/15/2032 •		45	45
1.534% due 12/15/2031 •		355	353
2.560% due 06/15/2035 •		485	483
JPMorgan Mortgage Trust
0.900% due 02/25/2052 •		300	301
3.500% due 05/25/2050 ~		190	195
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ		478	478
1.875% due 10/25/2068 þ		500	501
3.000% due 06/25/2059 þ		154	154
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.524% due 12/15/2030 •		1	1
MF1 Multifamily Housing Mortgage Loan Trust 1.014% due 07/15/2036 •		2,100	2,103
MFA Trust 1.381% due 04/25/2065 ~		833	837
Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		1,173	1,178
2.750% due 08/25/2059 ~		623	642
Morgan Stanley Capital Trust 1.084% due 05/15/2036 •		800	799
MortgageIT Trust 0.726% due 02/25/2035 •		74	74
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		731	732
2.750% due 07/25/2059 ~		2,133	2,207
2.750% due 11/25/2059 ~		1,945	2,004
3.500% due 12/25/2057 ~		94	97
4.500% due 05/25/2058 ~		213	230
New York Mortgage Trust 1.670% due 08/25/2061 þ		883	883
Nomura Resecuritization Trust 0.542% due 12/26/2036 •		52	52
Permanent Master Issuer PLC 0.676% due 07/15/2058 •		300	300
PFP Ltd.
1.055% due 04/14/2036 •		509	510
1.135% due 04/14/2037 •		1,058	1,058
Polaris RMBS 1.300% due 04/27/2057 •	GBP	446	604
Residential Mortgage Securities PLC 1.300% due 06/20/2070 •		589	802
RESIMAC Premier 0.785% due 07/10/2052 •		$412	413
Ripon Mortgages PLC 0.868% due 08/20/2056 •	GBP	3,268	4,411
RMAC PLC 0.767% due 06/12/2046 •		327	441
Sequoia Mortgage Trust 0.752% due 02/20/2034 •		$116	108
Silverstone Master Issuer PLC
0.704% due 01/21/2070 •		110	110
0.800% due 01/21/2070 •	GBP	462	628
Stratton Mortgage Funding PLC 0.950% due 07/20/2060 •		463	628
Structured Asset Mortgage Investments Trust
0.546% due 05/25/2045 •		$16	16
0.587% due 07/19/2035 •		2	2
0.747% due 09/19/2032 •		1	1
Towd Point Mortgage Funding
0.950% due 07/20/2045 •	GBP	1,415	1,914
1.250% due 02/20/2054 •		476	645
Towd Point Mortgage Funding PLC
1.097% due 10/20/2051 •		181	246
1.097% due 10/20/2051 •		483	657
Tower Bridge Funding PLC 1.272% due 12/20/2061 •		584	789
VMC Finance LLC 1.187% due 06/16/2036 •		$1,876	1,880
WaMu Mortgage Pass-Through Certificates Trust
1.092% due 02/25/2046 •		8	8

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2021 (Unaudited)

1.092% due 08/25/2046 •		8	8
1.292% due 11/25/2042 •		3	3
Wells Fargo Commercial Mortgage Trust
0.933% due 12/13/2031 •		500	496
4.218% due 07/15/2046 ~		400	422
Wells Fargo-RBS Commercial Mortgage Trust
0.874% due 12/15/2045 •		448	449
1.284% due 06/15/2045 •		1,011	1,011

Total Non-Agency Mortgage-Backed Securities (Cost $64,265)			65,933

ASSET-BACKED SECURITIES 16.5%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		1,516	1,524
ACE Securities Corp. Home Equity Loan Trust 0.866% due 04/25/2034 •		326	323
AmeriCredit Automobile Receivables Trust 0.600% due 12/18/2023		138	138
Anchorage Capital CLO Ltd. 1.176% due 07/15/2030 •		2,300	2,300
Arbor Realty Commercial Real Estate Notes Ltd. 1.234% due 05/15/2037 •		400	400
ARES L CLO Ltd. 1.176% due 01/15/2032 •		300	300
Arkansas Student Loan Authority 1.029% due 11/25/2043 •		52	52
Bain Capital Euro DAC 0.740% due 01/20/2032 •	EUR	1,200	1,392
Bear Stearns Second Lien Trust 1.436% due 01/25/2036 •		$66	66
Birch Grove CLO Ltd. 1.246% due 06/15/2031 •		1,500	1,502
Cathedral Lake CLO Ltd. 0.976% due 07/16/2029 •		658	659
Chesapeake Funding LLC
0.870% due 08/16/2032		710	714
3.230% due 08/15/2030		219	219
CIFC Funding Ltd. 1.075% due 10/24/2030 •		2,000	2,001
CLNC Ltd. 1.414% due 08/20/2035 •		1,200	1,201
Commonbond Student Loan Trust 2.550% due 05/25/2041		73	74
Countrywide Asset-Backed Certificates
0.826% due 05/25/2032 •		1	1
1.586% due 10/25/2034 •		829	835
Credit Suisse First Boston Mortgage Securities Corp. 0.826% due 08/25/2032 •		2	2
Crestline Denali CLO Ltd. 1.226% due 10/23/2031 •		2,500	2,500
Dell Equipment Finance Trust 2.260% due 06/22/2022		361	363
Dorchester Park CLO DAC 1.034% due 04/20/2028 •		219	220
ECMC Group Student Loan Trust
0.836% due 02/27/2068 •		427	426
1.086% due 07/25/2069 •		387	394
Edsouth Indenture LLC 0.816% due 04/25/2039 •		45	45
EFS Volunteer LLC 0.975% due 10/25/2035 •		183	183
Finance America Mortgage Loan Trust 0.911% due 08/25/2034 •		182	182
FirstKey Homes Trust 1.266% due 10/19/2037		1,895	1,890
Flagship Credit Auto Trust 2.830% due 10/16/2023		33	33
Ford Auto Securitization Trust 2.321% due 10/15/2023	CAD	620	493
Ford Credit Floorplan Master Owner Trust 0.684% due 09/15/2024 •		$700	704
Fremont Home Loan Trust 0.821% due 01/25/2035 •		271	270
Gallatin CLO Ltd.
1.184% due 01/21/2028 •		884	885
1.426% (US0003M + 1.050%) due 07/15/2027 ~		937	940
Greystone Commercial Real Estate Notes Ltd. 1.264% due 09/15/2037 •		500	500
HERA Commercial Mortgage Ltd. 1.137% due 02/18/2038 •		200	200
KKR CLO Ltd. 1.076% due 07/15/2030 •		1,200	1,200
LCM LP
1.174% due 10/20/2027 •		1,148	1,150
1.214% due 04/20/2031 •		1,900	1,901

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2021 (Unaudited)

Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		284	286
LL ABS Trust 1.070% due 05/15/2029		193	193
LoanCore Issuer Ltd.
1.214% due 05/15/2036 •		340	340
1.384% due 07/15/2036 •		2,000	2,004
Long Beach Mortgage Loan Trust 1.061% due 04/25/2035 •		744	745
LP Credit Card ABS Master Trust 1.638% due 08/20/2024 •		528	528
Mackay Shields EURO CLO DAC 1.550% due 08/15/2033 •	EUR	2,100	2,436
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •		300	348
Marlette Funding Trust 3.130% due 07/16/2029		$18	18
Master Credit Card Trust 0.574% due 07/21/2024 •		500	503
MASTR Asset-Backed Securities Trust
0.186% due 11/25/2036 •		2	1
0.786% due 09/25/2034 •		177	174
MidOcean Credit CLO
1.181% due 02/20/2031 •		900	900
1.229% due 01/29/2030 •		2,300	2,299
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~		193	196
Morgan Stanley ABS Capital, Inc. Trust 0.986% due 05/25/2034 •		335	336
Mountain View CLO LLC 1.216% due 10/16/2029 •		800	800
Mountain View CLO Ltd. 0.926% due 10/15/2026 •		18	18
MP CLO Ltd. 1.024% due 10/18/2028 •		1,986	1,988
Navient Private Education Loan Trust
1.084% due 04/15/2069 •		1,999	2,019
2.650% due 12/15/2028		47	48
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		419	422
1.310% due 01/15/2069		1,277	1,287
1.690% due 05/15/2069		3,143	3,183
Nelnet Student Loan Trust
0.786% due 09/27/2038 •		1,634	1,629
0.886% due 08/25/2067 •		997	995
0.986% due 06/27/2067 •		382	389
Northstar Education Finance, Inc. 0.786% due 12/26/2031 •		23	23
NovaStar Mortgage Funding Trust 0.746% due 01/25/2036 •		255	255
Palmer Square CLO Ltd. 0.975% due 08/15/2026 •		153	153
Palmer Square European Loan Funding DAC 0.780% due 04/15/2031 •	EUR	1,200	1,390
Palmer Square Loan Funding Ltd. 1.025% due 10/24/2027 •		$438	438
PFS Financing Corp.
0.634% due 04/15/2024 •		1,000	1,002
0.930% due 08/15/2024		500	503
2.230% due 10/15/2024		500	510
Pretium Mortgage Credit Partners LLC 2.240% due 09/27/2060 þ		173	173
Renaissance Home Equity Loan Trust
0.806% due 11/25/2034 •		4	4
0.966% due 08/25/2033 •		3	3
SBA Tower Trust 3.869% due 10/15/2049 þ		1,000	1,046
Shackleton CLO Ltd. 1.264% due 10/20/2028 •		1,486	1,488
SLC Student Loan Trust
0.185% due 05/15/2029 •		510	508
0.226% due 03/15/2027 •		346	346
SLM Student Loan Trust
0.536% due 06/25/2043 •		651	649
0.586% due 12/15/2027 •		98	98
1.625% due 04/25/2023 •		519	522
SMB Private Education Loan Trust
0.936% due 09/15/2054 •		2,319	2,351
1.340% due 03/17/2053		500	501
1.534% due 02/17/2032 •		78	79
1.600% due 09/15/2054		583	590
SoFi Consumer Loan Program Trust 2.900% due 05/25/2028		24	24
SoFi Professional Loan Program LLC 2.720% due 10/27/2036		56	56

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2021 (Unaudited)

Sound Point CLO Ltd. 1.128% due 01/23/2029 •		1,377	1,377
Springleaf Funding Trust 2.680% due 07/15/2030		89	89
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		17	17
Theorem Funding Trust 1.210% due 12/15/2027		387	388
THL Credit Wind River Clo Ltd. 1.164% due 04/15/2031 •		2,500	2,500
Towd Point Asset Trust 0.795% due 11/20/2061 •		382	384
Towd Point Mortgage Trust
1.086% due 05/25/2058 •		610	615
1.086% due 10/25/2059 •		421	425
1.636% due 04/25/2060 ~		3,425	3,454
2.710% due 01/25/2060 ~		1,223	1,255
3.750% due 05/25/2058 ~		615	644
TPG Real Estate Finance Ltd. 1.314% due 10/15/2034 •		1,300	1,301
Upstart Securitization Trust 2.684% due 01/21/2030		33	33
Utah State Board of Regents 0.836% due 01/25/2057 •		1,117	1,114
Venture CLO Ltd.
1.006% due 04/15/2027 •		1,393	1,394
1.115% due 09/07/2030 •		2,500	2,498
1.234% due 01/20/2029 •		700	701
1.264% due 04/20/2032 •		2,500	2,496

Total Asset-Backed Securities (Cost $85,509)			85,664

SOVEREIGN ISSUES 1.5%
Export-Import Bank of India
1.131% (US0003M + 1.000%) due 08/21/2022 ~		1,200	1,206
1.152% (US0003M + 1.020%) due 03/28/2022 ~(e)		1,000	1,003
Israel Government International Bond
0.750% due 07/31/2022	ILS	3,600	1,124
5.500% due 01/31/2022		10,400	3,285
Saudi Government International Bond 2.375% due 10/26/2021		$1,000	1,001

Total Sovereign Issues (Cost $7,537)			7,619

SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS (f) 0.3%			1,313

ISRAEL TREASURY BILLS 1.0%
(0.023)% due 11/30/2021 - 08/03/2022 (b)(c)	ILS	17,400	5,397

U.S. TREASURY BILLS 0.1%
0.042% due 02/17/2022 (c)(d)		$271	271

Total Short-Term Instruments (Cost $6,921)			6,981

Total Investments in Securities (Cost $503,384)			505,420

		SHARES
INVESTMENTS IN AFFILIATES 15.3%
SHORT-TERM INSTRUMENTS 15.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.3%
PIMCO Short Asset Portfolio		4,509,572	45,168
PIMCO Short-Term Floating NAV Portfolio III		3,462,439	34,146

Total Short-Term Instruments (Cost $79,381)			79,314

Total Investments in Affiliates (Cost $79,381)			79,314

Total Investments 112.7% (Cost $582,765)			$584,734
Financial Derivative Instruments (h)(j) 0.1%(Cost or Premiums, net $(660))			351
Other Assets and Liabilities, net (12.8)%			(66,133)

Net Assets 100.0%			$518,952

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Weighted average yield to maturity
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T, Inc.	2.850%	05/25/2024	10/05/2020	$392	$410	0.08%
Deutsche Bank AG	0.898	05/28/2024	05/25/2021-05/26/2021	500	500	0.10
Export-Import Bank of India	1.152	03/28/2022	12/19/2019	998	1,003	0.19
VW Credit Canada, Inc.	2.650	06/27/2022	10/05/2020	763	801	0.15
VW Credit Canada, Inc.	3.700	11/14/2022	10/13/2020-12/14/2020	2,401	2,445	0.47
Wells Fargo & Co.	2.094	04/25/2022	10/06/2020	151	159	0.03

$5,205	$5,318	1.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$1,313	U.S. Treasury Notes 0.250% due 09/30/2023	$(1,339)	$1,313	$1,313

Total Repurchase Agreements	$(1,339)	$1,313	$1,313

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	(0.060)%	09/30/2021	10/01/2021	$(61,193)	$(61,193)
0.080	09/28/2021	10/01/2021	(3,795)	(3,795)

Total Reverse Repurchase Agreements	$(64,988)

(g)	Securities with an aggregate market value of $65,036 have been pledged as collateral under the terms of master agreements as of September 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(9,565) at a weighted average interest rate of 0.057%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month Canada Bankers' Acceptance December Futures	12/2022	388	$75,641	$(168)	$0	$(23)
3-Month Canada Bankers' Acceptance March Futures	03/2023	383	74,508	(197)	0	(27)

$(365)	$0	$(50)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2021	451	$(99,245)	$(15)	$0	$(17)
U.S. Treasury 5-Year Note December Futures	12/2021	1,048	(128,634)	752	0	(90)
U.S. Treasury 10-Year Note December Futures	12/2021	45	(5,922)	(1)	0	(6)
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures	12/2021	54	(7,844)	158	0	(9)

$894	$0	$(122)

Total Futures Contracts	$529	$0	$(172)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-36 5-Year Index	1.000%	Quarterly	06/20/2026	$3,600	$(91)	$3	$(88)	$1	$0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	21,500	(536)	19	(517)	10	0

$(627)	$22	$(605)	$11	$0

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	$22,400	$(13)	$1	$(12)	$1	$0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	17,100	(10)	1	(9)	0	0

$(23)	$2	$(21)	$1	$0

Total Swap Agreements	$(650)	$24	$(626)	$12	$0

(i)

Securities with an aggregate market value of $1,079 and cash of $733 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2021	GBP	90	$124	$3	$0
10/2021	$24,425	GBP	18,064	0	(86)
11/2021	GBP	18,064	$24,426	86	0
BPS	10/2021	AUD	2,531	1,858	28	0
11/2021	CAD	378	297	0	(2)
CBK	10/2021	AUD	5,245	3,808	16	0
11/2021	ILS	7,201	2,214	0	(21)
01/2022	1,900	582	0	(8)
02/2022	7,902	2,422	0	(33)
08/2022	2,300	718	1	0
GLM	01/2022	7,388	2,272	0	(22)
HUS	10/2021	EUR	1,200	1,420	30	0
10/2021	$155	MXN	3,255	3	0
01/2022	ILS	1,689	$519	0	(5)
JPM	08/2022	3,643	1,126	0	(9)
MYI	10/2021	AUD	812	591	4	0
10/2021	$817	CAD	1,034	0	(1)
SCX	10/2021	EUR	4,518	$5,337	103	0
10/2021	GBP	18,372	25,177	422	0

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2021 (Unaudited)

11/2021	EUR	5,718	6,630	3	0
SSB	10/2021	$545	GBP	398	0	(9)
TOR	10/2021	CAD	7,510	$5,943	14	0
10/2021	MXN	3,255	161	4	0
10/2021	$3,816	AUD	5,266	0	(9)
10/2021	5,112	CAD	6,476	1	0
11/2021	AUD	5,266	$3,816	9	0
11/2021	CAD	6,476	5,112	0	(1)
01/2022	$159	MXN	3,255	0	(4)
UAG	11/2021	AUD	808	$581	0	(3)

Total Forward Foreign Currency Contracts	$727	$(213)

WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	$103.602	10/07/2021	500	$(2)	$0
SAL	Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2051	100.781	10/14/2021	300	(1)	(1)
Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2051	100.938	10/14/2021	200	0	0
Put - OTC Ginnie Mae, TBA 2.000% due 11/01/2051	100.469	11/12/2021	300	(1)	(1)
Put - OTC Ginnie Mae, TBA 2.000% due 11/01/2051	100.953	11/12/2021	300	(1)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2051	102.281	10/14/2021	500	(1)	0
Put - OTC Ginnie Mae, TBA 3.000% due 10/01/2051	103.719	10/14/2021	1,400	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 10/01/2051	104.016	10/07/2021	2,800	(3)	0

Total Written Options	$(10)	$(3)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$97,532	$0	$97,532
Industrials	0	55,668	0	55,668
Utilities	0	12,665	0	12,665
Municipal Bonds & Notes
California	0	1,301	0	1,301
Louisiana	0	346	0	346
U.S. Government Agencies	0	106,675	0	106,675
U.S. Treasury Obligations	0	65,036	0	65,036
Non-Agency Mortgage-Backed Securities	0	65,933	0	65,933
Asset-Backed Securities	0	85,664	0	85,664
Sovereign Issues	0	7,619	0	7,619
Short-Term Instruments
Repurchase Agreements	0	1,313	0	1,313
Israel Treasury Bills	0	5,397	0	5,397
U.S. Treasury Bills	0	271	0	271

$0	$505,420	$0	$505,420
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$79,314	$0	$0	$79,314

Total Investments	$79,314	$505,420	$0	$584,734

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	12	0	12
Over the counter	0	727	0	727

$0	$739	$0	$739
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(50)	(122)	0	(172)
Over the counter	0	(216)	0	(216)

$(50)	$(338)	$0	$(388)

Total Financial Derivative Instruments	$(50)	$401	$0	$351

Totals	$79,264	$505,821	$0	$585,085

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$45,240	$0	$0	$(72)	$45,168	$240	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$59,225	$331,262	$(356,350)	$13	$(4)	$34,146	$62	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.
BOS	BofA Securities, Inc.	GSC	Goldman Sachs & Co. LLC	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank
FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
CAD	Canadian Dollar	ILS	Israeli Shekel	USD (or $)	United States Dollar
EUR	Euro

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	SOFRRATE	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade	US0001M	ICE 1-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	RMBS	Residential Mortgage-Backed Security
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit

Schedule of Investments PIMCO Total Return Portfolio	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~	$10,959	$11,034

Total Loan Participations and Assignments (Cost $10,942)		11,034

CORPORATE BONDS & NOTES 32.9%
BANKING & FINANCE 17.2%
AerCap Ireland Capital DAC 3.500% due 05/26/2022	955	971
Alexandria Real Estate Equities, Inc.
1.875% due 02/01/2033	9,800	9,231
4.300% due 01/15/2026	11,199	12,429
4.500% due 07/30/2029	4,500	5,233
American Assets Trust LP 3.375% due 02/01/2031	2,800	2,904
American Tower Corp.
2.750% due 01/15/2027	13,400	14,077
3.000% due 06/15/2023	1,400	1,458
3.375% due 05/15/2024	5,000	5,328
Aviation Capital Group LLC 4.125% due 08/01/2025	14,600	15,725
Bank of America Corp. 1.197% due 10/24/2026 •	16,700	16,581
Banque Federative du Credit Mutuel S.A. 1.094% (US0003M + 0.960%) due 07/20/2023 ~	13,400	13,606
Barclays Bank PLC 7.625% due 11/21/2022 (h)	683	732
Barclays PLC
1.555% (US0003M + 1.430%) due 02/15/2023 ~	1,000	1,005
1.744% (US0003M + 1.625%) due 01/10/2023 ~	21,700	21,774
3.650% due 03/16/2025	500	538
3.684% due 01/10/2023	2,700	2,724
4.610% due 02/15/2023 •	17,900	18,175
7.875% due 03/15/2022 •(g)(h)	1,300	1,332
BBVA USA 2.500% due 08/27/2024	13,300	13,954
Blue Owl Finance LLC 3.125% due 06/10/2031	17,000	16,827
BNP Paribas S.A.
2.871% due 04/19/2032 •	17,000	17,372
4.625% due 02/25/2031 •(g)(h)	1,900	1,945
4.705% due 01/10/2025 •	14,400	15,594
Boston Properties LP 4.500% due 12/01/2028	13,908	16,026
Brixmor Operating Partnership LP 1.176% (US0003M + 1.050%) due 02/01/2022 ~	4,400	4,410
Cantor Fitzgerald LP 6.500% due 06/17/2022	8,200	8,535
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029	4,900	5,275
Citigroup, Inc.
1.143% (US0003M + 1.023%) due 06/01/2024 ~	16,500	16,724
2.572% due 06/03/2031 •(i)	9,500	9,689
Cooperatieve Rabobank UA 1.106% due 02/24/2027 •	17,000	16,770
Credit Agricole S.A. 1.907% due 06/16/2026 •	11,300	11,520
Credit Suisse AG 6.500% due 08/08/2023 (h)	3,800	4,167
Credit Suisse Group AG
2.593% due 09/11/2025 •	15,200	15,762
6.250% due 12/18/2024 •(g)(h)	400	432
7.500% due 12/11/2023 •(g)(h)	11,300	12,371
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022	3,800	3,925
Deutsche Bank AG
3.300% due 11/16/2022	17,000	17,542
3.547% due 09/18/2031 •	5,000	5,339
3.950% due 02/27/2023	15,415	16,113
3.961% due 11/26/2025 •	25,200	27,266
4.250% due 10/14/2021	11,700	11,713

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

5.000% due 02/14/2022		9,700	9,859
EPR Properties 3.750% due 08/15/2029		4,300	4,436
Equinix, Inc. 0.250% due 03/15/2027	EUR	9,600	11,117
ERP Operating LP
2.500% due 02/15/2030		$500	516
3.000% due 07/01/2029		1,500	1,602
3.500% due 03/01/2028		1,000	1,099
Erste Group Bank AG 8.875% due 10/15/2021 •(g)(h)	EUR	1,800	2,090
European Investment Bank 0.500% due 08/10/2023	AUD	2,600	1,884
Federal Realty Investment Trust 3.500% due 06/01/2030		$6,800	7,386
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 •	EUR	4,995	5,784
0.999% (US0003M + 0.880%) due 10/12/2021 ~		$8,750	8,750
1.360% (US0003M + 1.235%) due 02/15/2023 ~		13,500	13,453
3.250% due 09/15/2025	EUR	4,900	6,057
3.278% (US0003M + 3.140%) due 01/07/2022 ~		$12,900	12,957
3.375% due 11/13/2025		6,600	6,790
4.535% due 03/06/2025	GBP	1,600	2,299
5.125% due 06/16/2025		$7,700	8,374
5.584% due 03/18/2024		9,200	9,900
5.596% due 01/07/2022		8,100	8,207
GA Global Funding Trust 1.950% due 09/15/2028		15,400	15,188
GE Capital Funding LLC 4.400% due 05/15/2030		19,000	22,027
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		4,800	5,765
General Motors Financial Co., Inc.
1.222% (US0003M + 1.100%) due 11/06/2021 ~		700	701
1.442% (US0003M + 1.310%) due 06/30/2022 ~		1,800	1,814
GLP Capital LP
5.250% due 06/01/2025		3,200	3,572
5.750% due 06/01/2028		7,900	9,279
Goldman Sachs Group, Inc.
1.295% (US0003M + 1.170%) due 05/15/2026 ~		8,400	8,618
3.500% due 01/23/2025		3,500	3,750
3.750% due 05/22/2025		11,697	12,681
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		11,200	12,137
GSPA Monetization Trust 6.422% due 10/09/2029		5,864	6,307
Highwoods Realty LP 4.125% due 03/15/2028		3,600	4,017
HSBC Holdings PLC 6.000% due 09/29/2023 •(g)(h)	EUR	1,700	2,128
ING Groep NV
4.625% due 01/06/2026		$4,700	5,336
6.875% due 04/16/2022 •(g)(h)		200	206
Intercontinental Exchange, Inc. 2.100% due 06/15/2030		11,200	11,098
JPMorgan Chase & Co.
1.578% due 04/22/2027 •		17,000	17,045
2.182% due 06/01/2028 •		19,000	19,410
Kilroy Realty LP 3.050% due 02/15/2030		2,200	2,308
LeasePlan Corp. NV 2.875% due 10/24/2024		8,200	8,586
Lloyds Bank PLC 7.500% due 04/02/2032 þ		15,000	11,634
Lloyds Banking Group PLC
3.000% due 01/11/2022		1,700	1,713
7.625% due 06/27/2023 •(g)(h)	GBP	5,200	7,561
Mid-America Apartments LP 2.750% due 03/15/2030		$5,000	5,206
Mitsubishi UFJ Financial Group, Inc.
0.860% (US0003M + 0.740%) due 03/02/2023 ~		12,800	12,915
1.412% due 07/17/2025		6,600	6,641
Mizuho Financial Group, Inc.
1.109% (US0003M + 0.990%) due 07/10/2024 ~		16,200	16,417
2.201% due 07/10/2031 •		1,700	1,673
2.226% due 05/25/2026 •		12,600	12,994
Morgan Stanley 3.625% due 01/20/2027		2,270	2,504
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	1,500	2,076
Nationwide Building Society 3.960% due 07/18/2030 •		$11,500	12,790
Natwest Group PLC
3.073% due 05/22/2028 •		2,600	2,762
4.519% due 06/25/2024 •		2,200	2,342

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

Nissan Motor Acceptance Co. LLC
1.019% (US0003M + 0.890%) due 01/13/2022 ~		2,800	2,805
1.850% due 09/16/2026		17,000	16,834
2.600% due 09/28/2022		10,300	10,490
3.875% due 09/21/2023		7,800	8,233
Nomura Holdings, Inc. 2.679% due 07/16/2030		9,400	9,503
Omega Healthcare Investors, Inc. 3.375% due 02/01/2031		13,600	13,858
OneMain Finance Corp. 6.125% due 05/15/2022		18,400	18,906
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023		3,800	3,972
Physicians Realty LP 4.300% due 03/15/2027		2,250	2,547
Piper Jaffray Cos. 5.200% due 10/15/2023		11,300	11,371
Prologis LP 3.875% due 09/15/2028		2,600	2,950
Public Storage 3.094% due 09/15/2027		12,000	13,124
Realty Income Corp.
3.000% due 01/15/2027		7,300	7,823
3.250% due 06/15/2029		900	977
3.250% due 01/15/2031		4,000	4,343
Regency Centers LP 2.950% due 09/15/2029		600	630
Sabra Health Care LP 4.800% due 06/01/2024		1,500	1,653
Santander Holdings USA, Inc. 3.450% due 06/02/2025		11,900	12,747
Scentre Group Trust 3.625% due 01/28/2026		15,900	17,253
Service Properties Trust
4.500% due 06/15/2023		4,500	4,598
4.950% due 02/15/2027		13,100	13,092
Simon Property Group LP 2.750% due 06/01/2023		3,400	3,511
Societe Generale S.A. 4.250% due 09/14/2023		16,300	17,406
Society of Lloyd's 4.750% due 10/30/2024	GBP	1,700	2,510
Standard Chartered PLC 3.785% due 05/21/2025 •		$11,000	11,730
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		6,500	6,555
1.902% due 09/17/2028		17,000	16,813
UBS AG 5.125% due 05/15/2024 (h)		1,700	1,862
UBS Group AG
4.125% due 04/15/2026		10,300	11,485
5.750% due 02/19/2022 •(g)(h)	EUR	2,300	2,709
7.000% due 02/19/2025 •(g)(h)		$300	342
UniCredit SpA
2.569% due 09/22/2026 •		13,300	13,529
6.572% due 01/14/2022		14,550	14,787
7.830% due 12/04/2023		18,700	21,407
Ventas Realty LP 3.250% due 10/15/2026		4,100	4,388
VEREIT Operating Partnership LP 4.625% due 11/01/2025		9,600	10,798
Wells Fargo & Co. 1.741% due 05/04/2030 •	EUR	16,600	20,661
Welltower, Inc. 3.100% due 01/15/2030		$7,000	7,406

			1,152,463

INDUSTRIALS 12.1%
AbbVie, Inc.
2.600% due 11/21/2024		2,100	2,208
2.950% due 11/21/2026		6,200	6,644
Activision Blizzard, Inc. 2.500% due 09/15/2050		5,000	4,339
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		14,062	15,695
Amdocs Ltd. 2.538% due 06/15/2030		9,000	8,968
American Airlines Pass-Through Trust
3.000% due 04/15/2030		6,532	6,532
3.250% due 04/15/2030		3,349	3,245
3.500% due 08/15/2033		6,339	6,116
American Airlines, Inc. 5.500% due 04/20/2026		7,800	8,209
Anheuser-Busch InBev Worldwide, Inc. 4.500% due 06/01/2050		16,100	19,255

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

Arrow Electronics, Inc. 3.500% due 04/01/2022	1,700	1,717
Bacardi Ltd. 4.450% due 05/15/2025	12,600	13,893
BAE Systems PLC 1.900% due 02/15/2031	5,300	5,087
Bayer U.S. Finance LLC
1.126% (US0003M + 1.010%) due 12/15/2023 ~	7,700	7,805
4.250% due 12/15/2025	13,200	14,598
Boeing Co.
1.433% due 02/04/2024	13,600	13,621
2.750% due 02/01/2026	19,900	20,738
Broadcom, Inc.
2.600% due 02/15/2033	16,900	16,249
3.137% due 11/15/2035	22,963	22,930
3.187% due 11/15/2036	2,800	2,797
3.469% due 04/15/2034	4,097	4,223
4.110% due 09/15/2028	13,995	15,581
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023	2,600	2,711
Charter Communications Operating LLC
1.776% (US0003M + 1.650%) due 02/01/2024 ~	4,800	4,938
4.464% due 07/23/2022	1,950	2,000
Chevron Corp. 2.236% due 05/11/2030	15,800	16,208
Cigna Corp. 3.050% due 11/30/2022	1,550	1,594
CVS Health Corp. 4.300% due 03/25/2028	4,663	5,323
Daimler Finance North America LLC
0.750% due 03/01/2024	6,000	6,013
0.964% (US0003M + 0.840%) due 05/04/2023 ~	11,900	12,023
3.700% due 05/04/2023	16,900	17,731
Dell International LLC
5.450% due 06/15/2023	12,600	13,518
5.850% due 07/15/2025	15,150	17,634
Duke University 2.682% due 10/01/2044	18,900	18,989
Emory University 2.143% due 09/01/2030	12,700	12,974
Enbridge, Inc. 0.625% (US0003M + 0.500%) due 02/18/2022 ~	16,000	16,031
Entergy Louisiana LLC 2.350% due 06/15/2032	15,500	15,552
Expedia Group, Inc. 3.250% due 02/15/2030	15,900	16,455
General Electric Co. 0.501% (US0003M + 0.380%) due 05/05/2026 ~	4,000	3,952
General Motors Co.
6.125% due 10/01/2025 (i)	19,900	23,325
6.800% due 10/01/2027 (i)	3,700	4,624
Glencore Finance Canada Ltd. 4.950% due 11/15/2021	5,400	5,423
Global Payments, Inc. 1.200% due 03/01/2026	16,000	15,845
Gray Oak Pipeline LLC 3.450% due 10/15/2027	13,300	14,034
Huntington Ingalls Industries, Inc. 2.043% due 08/16/2028	17,000	16,786
Hyatt Hotels Corp. 3.120% (US0003M + 3.000%) due 09/01/2022 ~	6,000	6,007
Hyundai Capital America
0.800% due 04/03/2023	16,500	16,512
2.100% due 09/15/2028	17,000	16,768
IHS Markit Ltd.
4.250% due 05/01/2029	1,390	1,586
5.000% due 11/01/2022	3,900	4,049
Imperial Brands Finance PLC
3.125% due 07/26/2024	16,000	16,840
3.875% due 07/26/2029	8,000	8,615
International Flavors & Fragrances, Inc. 1.832% due 10/15/2027	15,900	15,933
Marriott International, Inc. 4.150% due 12/01/2023	16,800	17,924
Melco Resorts Finance Ltd. 4.875% due 06/06/2025	1,400	1,405
Micron Technology, Inc. 4.640% due 02/06/2024	3,200	3,475
MPLX LP 4.000% due 03/15/2028	6,900	7,625
Nissan Motor Co. Ltd. 4.810% due 09/17/2030	16,600	18,680
NXP BV
3.875% due 06/18/2026	12,100	13,337
4.875% due 03/01/2024	6,700	7,310

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.667% due 10/01/2050		3,000	2,806
Odebrecht Oil & Gas Finance Ltd. 0.000% due 11/01/2021 (e)(g)		5,001	44
Royalty Pharma PLC 1.200% due 09/02/2025		3,000	2,982
Ryder System, Inc. 2.875% due 06/01/2022		11,700	11,870
Saudi Arabian Oil Co. 2.750% due 04/16/2022		3,000	3,038
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		12,075	12,911
5.152% due 09/20/2029		10,700	12,241
Sutter Health 3.161% due 08/15/2040		13,100	13,621
Sysco Corp. 5.650% due 04/01/2025		5,000	5,753
T-Mobile USA, Inc. 2.050% due 02/15/2028		13,000	13,112
Teva Pharmaceutical Finance Netherlands BV
1.250% due 03/31/2023	EUR	2,290	2,613
4.500% due 03/01/2025		11,400	13,733
United Airlines Pass-Through Trust 3.100% due 01/07/2030		$789	825
VMware, Inc. 2.950% due 08/21/2022		2,333	2,382
Volkswagen Group of America Finance LLC
3.200% due 09/26/2026		16,700	17,883
4.750% due 11/13/2028		16,100	18,856
Walt Disney Co. 2.650% due 01/13/2031		13,000	13,581
Wynn Las Vegas LLC 5.500% due 03/01/2025		18,000	18,382

			806,832

UTILITIES 3.6%
AEP Texas, Inc. 2.400% due 10/01/2022		2,200	2,240
AES Corp. 3.950% due 07/15/2030		6,400	7,049
Alabama Power Co. 1.450% due 09/15/2030		4,800	4,561
AT&T, Inc.
3.300% due 02/01/2052		9,900	9,608
4.500% due 05/15/2035		15,550	18,222
British Telecommunications PLC 4.500% due 12/04/2023		400	432
Duke Energy Ohio, Inc. 3.650% due 02/01/2029		5,600	6,152
Duke Energy Progress LLC 2.000% due 08/15/2031		17,200	16,911
Edison International 3.125% due 11/15/2022		5,000	5,127
EDP Finance BV 1.710% due 01/24/2028		13,300	13,082
Enel Finance International NV 2.250% due 07/12/2031		17,000	16,786
Evergy, Inc. 2.450% due 09/15/2024		17,000	17,779
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028		2,100	2,355
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/2030		19,000	19,121
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(c)		9,547	5,322
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		341	338
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(c)		4,803	1,144
Pacific Gas & Electric Co.
1.500% (US0003M + 1.375%) due 11/15/2021 ~		15,200	15,207
1.750% due 06/16/2022		12,800	12,781
2.500% due 02/01/2031		2,790	2,658
2.950% due 03/01/2026 ^		1,900	1,952
3.150% due 01/01/2026		2,400	2,481
3.300% due 03/15/2027 ^		3,100	3,220
3.300% due 12/01/2027 ^		200	206
3.300% due 08/01/2040		4,300	3,974
3.400% due 08/15/2024 ^		5,800	6,020
3.500% due 06/15/2025 ^		3,300	3,443
4.250% due 08/01/2023		1,000	1,047
4.250% due 03/15/2046 ^		1,500	1,480
4.550% due 07/01/2030		8,700	9,414
4.650% due 08/01/2028		2,000	2,189
4.750% due 02/15/2044 ^		1,900	1,938

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

Pennsylvania Electric Co. 3.250% due 03/15/2028	1,700	1,798
Verizon Communications, Inc. 2.355% due 03/15/2032	20,140	19,929
VTR Comunicaciones SpA 5.125% due 01/15/2028	798	848
WEC Energy Group, Inc. 1.375% due 10/15/2027	5,000	4,919

		241,733

Total Corporate Bonds & Notes (Cost $2,128,304)		2,201,028

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.1%
University of California Revenue Notes, Series 2020 0.883% due 05/15/2025	6,200	6,258

FLORIDA 0.0%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 1.705% due 07/01/2027	3,000	3,050

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	1,367	1,551
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	5,000	5,199
3.007% due 01/01/2033	2,000	2,088

		8,838

NEW YORK 0.1%
New York State Urban Development Corp. Revenue Notes, Series 2020
0.965% due 03/15/2024	3,900	3,934
1.115% due 03/15/2025	2,500	2,516

		6,450

TEXAS 0.1%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020 2.246% due 11/01/2031	2,500	2,547
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	1,910	1,927

		4,474

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.151% due 06/01/2032	7,095	7,303

Total Municipal Bonds & Notes (Cost $35,443)		36,373

U.S. GOVERNMENT AGENCIES 13.2%
Fannie Mae
0.136% due 07/25/2037 •	265	261
0.144% due 12/25/2036 •	89	88
0.336% due 05/25/2037 •	21	21
0.406% due 06/25/2055 •	1,621	1,627
0.436% due 03/25/2044 •	297	299
0.496% due 09/25/2035 •	192	193
1.298% due 06/01/2043 •	341	348
1.299% due 07/01/2044 •	66	67
1.575% due 04/01/2035 •	338	340
1.673% due 08/01/2035 •	120	121
1.713% due 08/25/2055 ~(a)	7,220	364
1.946% due 05/25/2035 ~	44	45
2.069% due 05/01/2038 •	4,011	4,241
2.162% due 08/01/2035 •	17	17
2.310% due 08/01/2022	4,311	4,345
2.313% due 09/01/2039 •	13	13
2.340% due 09/01/2035 •	13	13
2.358% due 01/25/2031 ~(a)	15,400	2,100
3.589% due 10/01/2032 •	76	82
4.020% due 11/01/2035 •	11	12
4.032% due 12/01/2036 •	67	71
4.929% due 09/01/2034 •	32	33
5.000% due 04/25/2033	254	283
7.000% due 04/25/2023 - 06/01/2032	69	75
Freddie Mac
0.446% due 08/15/2040 - 10/15/2040 •	11,328	11,378
0.534% due 11/15/2030 •	1	1
0.584% due 09/15/2030 •	2	2
0.804% due 05/15/2037 •	296	302

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

1.299% due 02/25/2045 •		80	81
1.331% due 08/25/2022 ~(a)		47,034	400
3.500% due 03/01/2048		2,449	2,605
4.000% due 04/01/2029 - 01/01/2041		1,360	1,492
4.500% due 03/01/2029 - 04/01/2029		853	923
5.500% due 10/01/2034 - 07/01/2038		956	1,112
6.000% due 02/01/2033 - 05/01/2040		2,015	2,379
6.500% due 04/15/2029 - 10/01/2037		16	18
7.000% due 06/15/2023		30	31
7.500% due 07/15/2030 - 03/01/2032		21	25
8.500% due 08/01/2024		1	1
Ginnie Mae
0.386% due 10/20/2043 •		5,809	5,800
0.540% due 08/20/2066 •		97	97
0.690% due 07/20/2065 - 08/20/2065 •		19,749	19,892
0.740% due 07/20/2063 •		19	19
0.860% due 10/20/2066 •		7,908	8,014
0.890% due 06/20/2066 •		4,444	4,505
0.920% due 08/20/2066 •		12,357	12,548
1.029% due 04/20/2067 •		9,141	9,256
1.031% due 06/20/2067 •		479	484
1.090% due 01/20/2066 •		3,262	3,329
1.875% (H15T1Y + 1.500%) due 04/20/2026 ~		8	8
1.875% due 05/20/2030 •		1	1
2.000% due 02/20/2027 - 02/20/2032 •		59	61
2.125% due 10/20/2029 - 11/20/2029 •		23	24
2.250% due 07/20/2030 •		1	1
2.819% due 09/20/2066 ~		14,992	15,920
3.000% due 03/15/2045 - 08/15/2045		2,292	2,413
4.000% due 06/15/2049 - 03/15/2050		3,162	3,403
4.500% due 04/20/2048 - 05/20/2048		5,891	6,298
5.000% due 07/20/2049		989	1,068
6.000% due 12/15/2038 - 11/15/2039		12	14
Ginnie Mae, TBA
2.000% due 12/01/2051		5,800	5,860
2.500% due 11/01/2051		13,500	13,913
4.000% due 11/01/2051		5,000	5,358
Small Business Administration 5.130% due 09/01/2023		1	1
Uniform Mortgage-Backed Security
2.500% due 07/01/2039 - 03/01/2040		1,426	1,472
3.000% due 10/01/2021 - 06/01/2030		26,425	28,116
3.500% due 08/01/2026 - 06/01/2048		2,316	2,460
4.000% due 01/01/2026 - 05/01/2048		18,309	19,735
4.500% due 08/01/2023 - 08/01/2043		2,622	2,850
5.000% due 06/01/2025 - 08/01/2044		3,152	3,546
5.500% due 05/01/2022 - 07/01/2041		8,077	9,325
6.000% due 04/01/2026 - 01/01/2039		6,215	7,092
Uniform Mortgage-Backed Security, TBA
2.000% due 10/01/2036 - 12/01/2051		466,000	468,934
2.500% due 11/01/2051		61,100	62,883
3.500% due 10/01/2036 - 12/01/2051		112,300	119,097

Total U.S. Government Agencies (Cost $876,313)			879,606

U.S. TREASURY OBLIGATIONS 14.0%
U.S. Treasury Bonds
1.375% due 11/15/2040		158,200	142,158
1.375% due 08/15/2050		128,400	108,388
1.625% due 11/15/2050		41,600	37,386
1.875% due 02/15/2041		79,000	77,303
2.000% due 02/15/2050		47,000	46,188
2.250% due 05/15/2041		22,000	22,883
2.500% due 02/15/2045		9,800	10,586
2.750% due 11/15/2042		8,300	9,337
2.875% due 08/15/2045 (l)		10,000	11,534
2.875% due 05/15/2049		31,900	37,328
3.000% due 05/15/2042		4,300	5,029
3.000% due 11/15/2044		155,300	182,386
3.000% due 05/15/2045		41,000	48,252
3.125% due 11/15/2041		20,500	24,422
3.125% due 08/15/2044		35,700	42,735
3.375% due 05/15/2044		16,300	20,265
3.625% due 02/15/2044		2,900	3,734
3.750% due 08/15/2041 (l)		27,700	35,915
U.S. Treasury Notes
1.750% due 09/30/2022 (l)		20,665	21,010
1.750% due 06/30/2024 (l)		47,400	49,081

Total U.S. Treasury Obligations (Cost $987,184)			935,920

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.0%
ACRES Commercial Realty Corp. 2.664% due 04/17/2037 •		2,051	2,053
Alba PLC 0.241% due 03/17/2039 •	GBP	8,525	11,228

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

American Home Mortgage Investment Trust
2.155% due 02/25/2045 •		$82	83
6.700% due 06/25/2036 þ		11,626	2,851
AREIT Trust 2.784% due 04/15/2037 •		7,383	7,430
Banc of America Funding Trust
2.778% due 05/25/2035 ~		175	182
5.000% due 07/26/2036		18,588	3,464
6.000% due 03/25/2037 ^		1,728	1,572
Banc of America Mortgage Trust 3.436% due 05/25/2033 ~		107	114
BCAP LLC Trust
0.506% due 05/25/2047 •		2,003	1,948
4.801% due 03/26/2037 þ		308	322
BDS Ltd. 1.464% due 09/15/2035 •		9,882	9,911
Bear Stearns Adjustable Rate Mortgage Trust
2.259% due 01/25/2034 ~		135	138
2.370% due 02/25/2036 •		20	20
2.500% due 04/25/2033 ~		19	21
2.509% due 02/25/2033 ~		3	3
2.798% due 04/25/2034 ~		267	271
2.832% due 02/25/2033 ~		7	6
2.866% due 01/25/2035 ~		53	54
2.981% due 11/25/2034 ~		749	757
3.130% due 07/25/2034 ~		253	247
4.577% due 01/25/2035 ~		95	100
Bear Stearns ALT-A Trust
2.622% due 05/25/2035 ~		689	697
2.910% due 09/25/2035 ^~		477	371
3.169% due 05/25/2036 ^~		1,476	971
Bear Stearns Structured Products, Inc. Trust
2.708% due 01/26/2036 ^~		1,001	851
2.727% due 12/26/2046 ^~		709	644
Business Mortgage Finance PLC 2.071% due 02/15/2041 •	GBP	1,391	1,875
CD Mortgage Trust 3.431% due 08/15/2050		$5,900	6,460
CFCRE Commercial Mortgage Trust 3.644% due 12/10/2054		7,037	7,524
Chase Mortgage Finance Trust 2.831% due 01/25/2036 ^~		1,102	1,023
Citigroup Mortgage Loan Trust
2.470% due 10/25/2035 •		58	59
3.258% due 04/25/2066 ~		4,941	4,983
5.500% due 12/25/2035		2,133	1,522
Citigroup Mortgage Loan Trust, Inc.
2.210% due 09/25/2035 •		2,313	2,444
2.570% due 05/25/2035 ~		254	258
Countrywide Alternative Loan Trust
0.277% due 09/20/2046 •		3,241	2,985
0.466% due 09/25/2046 ^•		9,093	8,964
0.486% due 05/25/2036 •		781	728
1.086% due 08/25/2035 ^•		2,759	1,501
6.000% due 03/25/2035		10,679	10,332
6.000% due 02/25/2037 ^		6,042	4,067
6.000% due 08/25/2037 ^		5,743	4,636
Countrywide Home Loan Mortgage Pass-Through Trust
1.985% due 02/20/2036 ^•		114	101
2.684% due 02/20/2035 ~		202	204
2.802% due 11/25/2034 ~		464	473
Credit Suisse First Boston Mortgage Securities Corp. 4.959% due 06/25/2032 ~		13	13
CSAIL Commercial Mortgage Trust 2.968% due 12/15/2052		7,446	7,915
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.386% due 03/25/2037 ^•		3,110	3,152
0.586% due 02/25/2035 •		150	149
DOLP Trust 2.956% due 05/10/2041		20,100	21,328
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~		1,660	1,673
Eurosail PLC
0.217% due 03/13/2045 •	GBP	964	1,284
0.227% due 03/13/2045 •		2,517	3,369
First Horizon Alternative Mortgage Securities Trust 2.808% due 08/25/2035 ^~		$1,450	1,375
First Horizon Mortgage Pass-Through Trust 2.793% due 10/25/2035 ^~		1,014	1,028
Great Hall Mortgages PLC 0.252% due 06/18/2039 •		2,126	2,101
GreenPoint Mortgage Funding Trust 0.266% due 09/25/2046 •		138	137
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		10,700	10,679

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

GS Mortgage Securities Trust
3.120% due 05/10/2050		9,416	9,771
3.722% due 10/10/2049 ~		3,037	3,002
GSR Mortgage Loan Trust
2.622% due 11/25/2035 ~		196	199
2.859% due 09/25/2035 ~		748	771
HarborView Mortgage Loan Trust
0.527% due 05/19/2035 •		176	171
1.587% due 10/19/2035 •		1,640	1,271
2.676% due 07/19/2035 ^~		684	586
2.871% due 12/19/2035 ^~		1,704	1,148
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	48,044	65,029
Hilton USA Trust 2.828% due 11/05/2035		$14,400	14,430
IndyMac Mortgage Loan Trust
0.256% due 01/25/2037 ^•		1,734	1,759
2.965% due 06/25/2036 ~		4,987	4,217
JP Morgan Chase Commercial Mortgage Securities Trust 1.084% due 06/15/2032 •		2,248	2,250
JP Morgan Mortgage Trust
2.105% due 06/25/2035 ~		86	88
2.579% due 08/25/2034 ~		1,152	1,171
3.230% due 10/25/2036 ^~		1,590	1,369
3.235% due 12/26/2037 ~		7,875	7,328
5.750% due 01/25/2036 ^		351	233
JP Morgan Resecuritization Trust 3.018% due 05/26/2036 ~		11,119	8,994
Landmark Mortgage Securities PLC 0.357% due 04/17/2044 •	GBP	15,890	20,629
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		$8,759	8,797
Manhattan West Mortgage Trust 2.130% due 09/10/2039		16,100	16,433
MASTR Adjustable Rate Mortgages Trust
0.832% due 01/25/2047 ^•		1,690	3,608
2.356% due 08/25/2034 ~		2,014	1,297
Merrill Lynch Mortgage Investors Trust 1.950% due 04/25/2035 ~		1,183	1,186
MF1 Multifamily Housing Mortgage Loan Trust 1.014% due 07/15/2036 •		5,000	5,007
MFA Trust 1.479% due 03/25/2065 ~		7,785	7,831
Morgan Stanley Bank of America Merrill Lynch Trust
3.069% due 02/15/2048		1,790	1,854
3.557% due 12/15/2047		5,973	6,266
Morgan Stanley Mortgage Capital Holdings LLC 3.397% due 09/13/2039		17,400	18,675
Morgan Stanley Mortgage Loan Trust 2.361% due 07/25/2035 ^~		1,620	1,528
MortgageIT Trust 0.706% due 12/25/2035 •		1,087	1,099
Nomura Resecuritization Trust 0.303% due 11/26/2036 •		11,236	8,289
One New York Plaza Trust 1.034% due 01/15/2026 •		17,300	17,378
Prime Mortgage Trust
0.486% due 02/25/2034 •		34	33
0.586% due 02/25/2035 •		1,399	1,376
RBSSP Resecuritization Trust 2.106% due 12/25/2035 ~		123	123
Residential Accredit Loans, Inc. Trust
0.184% due 05/25/2037 •		5,592	5,496
3.948% due 12/25/2035 ^~		265	251
6.000% due 09/25/2036		637	610
6.500% due 09/25/2036 ^		4,274	2,803
Residential Asset Securitization Trust 0.536% due 10/25/2035 •		1,067	696
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^		1,470	1,443
Ripon Mortgages PLC 0.868% due 08/20/2056 •	GBP	17,040	23,001
Stratton Mortgage Funding PLC 0.950% due 07/20/2060 •		22,339	30,274
Structured Adjustable Rate Mortgage Loan Trust
0.486% due 04/25/2047 •		$1,170	1,144
3.063% due 01/25/2035 ~		761	776
3.295% due 11/25/2035 ~		5,057	4,090
Structured Asset Mortgage Investments Trust
0.587% due 07/19/2035 •		705	721
0.747% due 09/19/2032 •		9	9
SunTrust Adjustable Rate Mortgage Loan Trust 2.349% due 02/25/2037 ^~		1,090	1,024
Tharaldson Hotel Portfolio Trust 0.983% due 11/11/2034 •		7,939	7,950

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

Thornburg Mortgage Securities Trust
1.479% due 06/25/2047 ^•		5,832	5,051
1.529% due 03/25/2037 ^•		795	751
Towd Point Mortgage Funding 0.950% due 07/20/2045 •	GBP	48,279	65,290
Towd Point Mortgage Funding PLC 1.097% due 10/20/2051 •		23,558	32,007
Trinity Square PLC 0.899% due 07/15/2059 •		16,818	22,790
Wachovia Mortgage Loan Trust LLC 2.442% due 05/20/2036 ^~		$966	999
WaMu Mortgage Pass-Through Certificates Trust
0.586% due 02/25/2045 •		6,068	6,203
0.666% due 10/25/2045 •		143	144
2.448% due 12/25/2036 ^~		5,791	5,555
3.096% due 07/25/2037 ^~		2,857	2,907
3.114% due 12/25/2036 ^~		182	181
3.289% due 05/25/2037 ^~		2,502	2,258
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)	GBP	0	691
1.000% due 12/21/2049 •		15,744	21,307
1.700% due 12/21/2049 •		2,259	3,061
2.200% due 12/21/2049 •		1,179	1,599
2.700% due 12/21/2049 •		674	913
3.200% due 12/21/2049 •		674	910
Worldwide Plaza Trust 3.526% due 11/10/2036		$6,000	6,506

Total Non-Agency Mortgage-Backed Securities (Cost $644,846)			665,258

ASSET-BACKED SECURITIES 12.7%
Accredited Mortgage Loan Trust 0.346% due 09/25/2036 •		3,617	3,583
ACE Securities Corp. Home Equity Loan Trust
0.206% due 12/25/2036 •		2,223	1,574
0.306% due 08/25/2036 ^•		10,131	3,240
0.386% due 07/25/2036 •		5,098	2,241
ACREC Ltd. 1.235% due 10/18/2036 •(b)		17,300	17,317
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.791% due 11/25/2035 •		5,347	5,352
1.196% due 03/25/2035 •		9,960	9,994
Anchorage Capital CLO Ltd. 1.534% due 10/20/2031 •		13,300	13,310
Apidos CLO 1.064% due 07/17/2030 •		18,000	18,001
Aqueduct European CLO DAC 0.640% due 07/20/2030 •	EUR	13,785	15,991
Argent Securities Trust
0.386% due 07/25/2036 •		$17,104	7,085
0.466% due 03/25/2036 •		5,677	3,868
Atrium Corp. 0.968% due 04/22/2027 •		14,409	14,416
Bear Stearns Asset-Backed Securities Trust
0.236% due 11/25/2036 •		5,586	5,479
0.406% due 08/25/2036 •		745	722
1.211% due 02/25/2035 •		3,841	3,848
Benefit Street Partners CLO Ltd. 1.189% due 07/15/2032 •		13,300	13,306
Catamaran CLO Ltd. 1.482% due 04/22/2030 •		21,888	21,913
Chesapeake Funding LLC 3.230% due 08/15/2030		2,994	3,003
Citigroup Mortgage Loan Trust 7.250% due 05/25/2036 þ		3,196	2,229
Countrywide Asset-Backed Certificates
0.226% due 06/25/2047 ^•		7,199	6,939
0.316% due 05/25/2037 •		7,400	7,182
0.426% due 09/25/2036 •		8,598	8,580
0.686% due 06/25/2036 •		4,351	4,330
0.836% due 05/25/2034 •		831	827
0.986% due 09/25/2036 •		2,460	2,282
4.453% due 10/25/2046 þ		8,115	7,744
Countrywide Asset-Backed Certificates Trust, Inc. 0.886% due 08/25/2047 •		554	553
Credit-Based Asset Servicing & Securitization Trust 0.146% due 11/25/2036 •		331	196
EMC Mortgage Loan Trust 0.826% due 05/25/2040 •		82	82
Evergreen Credit Card Trust 1.900% due 09/16/2024		20,300	20,629
Ford Credit Floorplan Master Owner Trust 2.840% due 03/15/2024		16,200	16,391
Fremont Home Loan Trust
0.146% due 01/25/2037 •		65	37
0.701% due 11/25/2035 •		9,900	9,576

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

GSAA Home Equity Trust
5.995% due 03/25/2046 ^~		6,861	3,847
6.500% due 08/25/2047		9,834	6,809
GSAMP Trust 0.266% due 06/25/2036 •		3,404	2,399
HERA Commercial Mortgage Ltd. 1.137% due 02/18/2038 •		16,000	15,994
Home Equity Loan Trust 0.316% due 04/25/2037 •		12,143	11,823
Invesco Euro CLO DAC 0.650% due 07/15/2031 •	EUR	3,600	4,152
JP Morgan Mortgage Acquisition Corp.
0.671% due 05/25/2035 •		$3,315	3,308
0.701% due 10/25/2035 ^•		5,483	5,472
JP Morgan Mortgage Acquisition Trust
0.196% due 08/25/2036 •		2,406	1,927
0.326% due 08/25/2036 •		1,239	1,013
0.346% due 03/25/2037 •		1,314	1,307
Lehman XS Trust 0.446% due 06/25/2036 •		844	834
LoanCore Issuer Ltd. 1.214% due 05/15/2028 •		5,076	5,077
Long Beach Mortgage Loan Trust 0.406% due 05/25/2036 •		36,749	15,540
LP Credit Card ABS Master Trust 1.638% due 08/20/2024 •		11,728	11,728
Lument Finance Trust, Inc. 1.254% due 06/15/2039 •		17,000	17,021
Man GLG Euro CLO DAC 0.690% due 12/15/2031 •	EUR	13,800	16,012
Marathon CLO Ltd. 1.276% due 04/15/2029 •		$16,146	16,175
MASTR Asset-Backed Securities Trust
0.566% due 03/25/2036 •		4,493	3,622
0.666% due 12/25/2035 •		1,805	1,801
Merrill Lynch Mortgage Investors Trust
0.196% due 07/25/2037 •		2,803	1,491
0.566% due 08/25/2037 •		2,605	1,748
3.788% due 03/25/2037 þ		4,397	1,393
MF1 Ltd.
1.175% due 10/18/2036 •		17,000	17,010
1.185% due 07/16/2036 •		17,000	17,027
1.864% due 11/15/2035 •		16,700	16,818
Morgan Stanley ABS Capital, Inc. Trust
0.266% due 05/25/2037 •		9,298	8,609
0.336% due 08/25/2036 •		12,096	7,817
0.386% due 06/25/2036 •		4,466	2,976
0.386% due 07/25/2036 •		6,589	3,443
Mountain View CLO Ltd. 1.246% due 04/15/2029 •		16,678	16,700
New Century Home Equity Loan Trust 0.971% due 05/25/2034 •		12,607	12,585
Newcastle Mortgage Securities Trust 0.806% due 03/25/2036 •		6,757	6,620
NovaStar Mortgage Funding Trust 0.326% due 11/25/2036 •		2,752	1,219
OCP CLO Ltd. 0.926% due 07/15/2027 •		1,053	1,054
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024		2,350	2,355
Option One Mortgage Loan Trust
0.226% due 03/25/2037 •		5,282	4,972
0.306% due 05/25/2037 •		9,511	7,324
Option One Mortgage Loan Trust Asset-Backed Certificates 0.776% due 11/25/2035 •		13,798	13,747
Ownit Mortgage Loan Trust
0.306% due 09/25/2037 •		2,348	1,438
0.386% due 05/25/2037 •		22,320	20,363
0.566% due 09/25/2037 •		11,545	7,268
OZLM Ltd. 1.155% due 05/16/2030 •		17,000	17,018
Palmer Square CLO Ltd. 0.975% due 08/15/2026 •		2,049	2,051
Palmer Square Loan Funding Ltd. 1.104% due 04/20/2027 •		5,700	5,703
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.211% due 03/25/2035 •		4,366	4,380
Pretium Mortgage Credit Partners LLC 3.179% due 06/27/2069 þ		7,066	7,091
RAAC Trust 0.596% due 02/25/2036 •		669	668
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		12,719	6,296
Residential Asset Mortgage Products Trust 0.766% due 04/25/2035 •		7,300	7,302

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

Residential Asset Securities Corp. Trust
0.326% due 09/25/2036 •		2,631	2,628
0.336% due 04/25/2037 •		572	572
0.686% due 02/25/2036 •		4,521	4,477
0.746% due 12/25/2035 •		2,948	2,673
Saxon Asset Securities Trust 0.256% due 10/25/2046 •		9,916	9,804
Securitized Asset-Backed Receivables LLC Trust 0.216% due 05/25/2037 ^•		942	826
SG Mortgage Securities Trust 0.626% due 02/25/2036 •		2,230	1,506
SLM Student Loan Trust
0.586% due 12/15/2027 •		2,125	2,125
0.666% due 12/15/2025 •		4,786	4,786
Sound Point CLO Ltd.
1.105% due 07/25/2030 •		17,000	17,009
1.128% due 01/23/2029 •		5,158	5,159
1.184% due 10/20/2028 •		14,961	14,980
Soundview Home Loan Trust
0.196% due 02/25/2037 •		8,327	3,016
0.986% due 10/25/2037 •		15,901	14,594
Specialty Underwriting & Residential Finance Trust 0.236% due 11/25/2037 •		13,789	9,932
Starwood Commercial Mortgage Trust 1.244% due 07/15/2038 •		14,500	14,509
Structured Asset Securities Corp. Mortgage Loan Trust 0.536% due 05/25/2037 •		5,207	5,182
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		27,231	28,269
Tralee CLO Ltd. 1.244% due 10/20/2028 •		14,117	14,132
Venture CLO Ltd.
0.946% due 04/15/2027 •		2,623	2,623
1.184% due 07/20/2030 •		16,900	16,890
Vibrant CLO Ltd. 1.174% due 09/15/2030 •		16,700	16,729
Vibrant Clo Ltd. 1.240% due 07/20/2032 •		17,000	17,008
Wachovia Mortgage Loan Trust 0.776% due 10/25/2035 •		6,937	6,780
WaMu Asset-Backed Certificates WaMu Trust
0.236% due 01/25/2037 •		2,986	1,866
0.336% due 04/25/2037 •		5,497	2,737
Zais CLO Ltd. 1.276% due 04/15/2028 •		4,381	4,387

Total Asset-Backed Securities (Cost $832,759)			847,366

SOVEREIGN ISSUES 6.7%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2022 (e)	BRL	249,700	45,073
0.000% due 07/01/2022 (e)		1,321,000	228,195
Chile Government International Bond 0.830% due 07/02/2031	EUR	14,400	16,677
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030		$12,300	13,371
Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	121,100	37,564
2.750% due 07/03/2030		$17,900	19,055
5.500% due 01/31/2022	ILS	52,000	16,426
Ivory Coast Government International Bond 5.875% due 10/17/2031	EUR	6,200	7,514
Korea Government International Bond 2.000% due 06/19/2024		$1,200	1,248
Peru Government International Bond
5.400% due 08/12/2034	PEN	2,000	418
5.940% due 02/12/2029		65,200	15,829
6.350% due 08/12/2028		75,900	18,964
6.950% due 08/12/2031		4,000	1,004
8.200% due 08/12/2026		35,600	9,693
Provincia de Buenos Aires 37.896% due 04/12/2025	ARS	35,575	165
Qatar Government International Bond
3.375% due 03/14/2024		$12,500	13,305
3.875% due 04/23/2023		700	737

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

4.000% due 03/14/2029		4,000	4,555

Total Sovereign Issues (Cost $473,967)			449,793

		SHARES
PREFERRED SECURITIES 1.2%
BANKING & FINANCE 0.4%
Discover Financial Services 6.125% due 06/23/2025 •(g)		5,500,000	6,178
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(g)		6,600,000	7,280
Wells Fargo & Co. 3.900% due 03/15/2026 •(g)		9,400,000	9,699

			23,157

UTILITIES 0.8%
AT&T Mobility LLC 7.000% due 10/20/2022 «(g)(i)		2,136,108	56,107

Total Preferred Securities (Cost $78,402)			79,264

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.3%
REPURCHASE AGREEMENTS (j) 2.5%			168,880

ISRAEL TREASURY BILLS 0.3%
(0.052)% due 10/06/2021 (e)(f)	ILS	56,000	17,370

U.S. TREASURY BILLS 4.8%
0.051% due 11/12/2021 - 03/17/2022 (d)(e)(l)(n)		$323,500	323,453

U.S. TREASURY CASH MANAGEMENT BILLS 0.7%
0.047% due 01/25/2022 - 02/01/2022 (b)(d)(e)		49,900	49,904

Total Short-Term Instruments (Cost $559,042)			559,607

Total Investments in Securities (Cost $6,627,202)			6,665,249

		SHARES
INVESTMENTS IN AFFILIATES 10.4%
SHORT-TERM INSTRUMENTS 10.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.4%
PIMCO Short Asset Portfolio		33,621,857	336,757
PIMCO Short-Term Floating NAV Portfolio III		36,044,664	355,472

Total Short-Term Instruments (Cost $691,432)			692,229

Total Investments in Affiliates (Cost $691,432)			692,229

Total Investments 110.1% (Cost $7,318,634)			$7,357,478
Financial Derivative Instruments (k)(m) 0.0%(Cost or Premiums, net $26,306)			300
Other Assets and Liabilities, net (10.1)%			(677,951)

Net Assets 100.0%			$6,679,827

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$56,902	$56,107	0.84%
Citigroup, Inc.	2.572	06/03/2031	05/26/2020	9,500	9,689	0.15
General Motors Co.	6.125	10/01/2025	05/07/2020	19,888	23,325	0.35
General Motors Co.	6.800	10/01/2027	05/07/2020	3,693	4,624	0.07

$89,983	$93,745	1.41%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.000%	09/30/2021	10/01/2021	$11,280	U.S. Treasury Notes 0.250% due 09/30/2023	$(11,506)	$11,280	$11,280
JPS	0.050	09/30/2021	10/05/2021	17,600	U.S. Treasury Bills 0.000% due 07/14/2022	(17,958)	17,600	17,600
RDR	0.020	09/30/2021	10/01/2021	140,000	U.S. Treasury Notes 0.125% - 2.875% due 11/30/2021 - 08/15/2028	(142,994)	140,000	140,000

Total Repurchase Agreements	$(172,458)	$168,880	$168,880

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.2)%
Uniform Mortgage-Backed Security, TBA	3.500%	11/01/2051	$15,000	$(15,873)	$(15,884)

Total Short Sales (0.2)%	$(15,873)	$(15,884)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(1,021) at a weighted average interest rate of 0.068%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note December Futures	12/2021	2,786	$341,960	$(938)	$240	$0
U.S. Treasury 10-Year Note December Futures	12/2021	10,794	1,420,592	(17,646)	1,518	0

$(18,584)	$1,758	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Buxl 30-Year Bond December Futures	12/2021	164	$(38,628)	$1,060	$247	$(110)
U.S. Treasury 30-Year Bond December Futures	12/2021	309	(49,199)	1,317	0	(39)

$2,377	$247	$(149)

Total Futures Contracts	$(16,207)	$2,005	$(149)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.439%	$2,400	$(61)	$112	$51	$0	$(2)
General Electric Co.	1.000	Quarterly	12/20/2023	0.353	6,100	(427)	517	90	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.415	5,400	(66)	154	88	0	(3)
General Electric Co.	1.000	Quarterly	12/20/2024	0.458	5,000	(78)	167	89	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2026	0.696	5,300	36	40	76	0	(3)
General Electric Co.	1.000	Quarterly	12/20/2026	0.767	600	7	0	7	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.276	EUR	14,400	25	(145)	(120)	7	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.589	1,300	(199)	167	(32)	1	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.122	15,000	(732)	849	117	1	0

$(1,495)	$1,861	$366	$9	$(9)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin(7)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$10,600	$(767)	$(215)	$(982)	$9	$0
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	20,300	(1,936)	36	(1,900)	19	0
iTraxx Crossover 35 5-Year Index	(5.000)	Quarterly	06/20/2026	EUR	83,500	11,838	(377)	11,461	8	(121)

$9,135	$(556)	$8,579	$36	$(121)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin(7)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

iTraxx Crossover 36 5-Year Index	5.000%	Quarterly	12/20/2026	EUR	113,800	$16,279	$(457)	$15,822	$0	$(252)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	62,800	1,660	281	1,941	8	0
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly	06/20/2026	54,600	1,664	11	1,675	6	0
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly	12/20/2026	16,900	527	(8)	519	1	0

$20,130	$(173)	$19,957	$15	$(252)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2052	GBP	93,300	$762	$7,606	$8,368	$1,394	$0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	241,900	(1)	629	628	1	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		162,000	0	413	413	0	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		192,700	(4)	504	500	1	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		54,700	0	140	140	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		87,000	0	222	222	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		65,000	0	163	163	0	0
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		25,200	0	(47)	(47)	0	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		594,800	(13)	(1,093)	(1,106)	0	(2)
Pay	1-Year BRL-CDI	3.360	Maturity	01/03/2022		3,084,300	592	(3,996)	(3,404)	0	(8)
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		1,102,800	(420)	(1,325)	(1,745)	0	(3)
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	CAD	25,600	28	(68)	(40)	0	0
Pay	3-Month USD-LIBOR	2.800	Semi-Annual	08/22/2023		$66,200	(1,486)	4,735	3,249	5	0
Receive	3-Month USD-LIBOR	1.493	Semi-Annual	06/23/2031		12,000	(31)	34	3	0	(30)
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2031		12,000	(27)	191	164	0	(31)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	07/21/2031		42,000	(180)	239	59	0	(108)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	7,200,000	(375)	(631)	(1,006)	0	(31)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		9,960,000	465	1,611	2,076	59	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		2,870,000	(212)	(531)	(743)	0	(20)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		152,000	16	(120)	(104)	0	(3)
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		690,000	0	(546)	(546)	0	(17)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		1,050,000	3	(806)	(803)	0	(25)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		224,600	10	(168)	(158)	0	(5)
Receive	6-Month JPY-LIBOR	0.538	Semi-Annual	03/15/2051		1,221,450	(21)	(4)	(25)	0	(67)
Receive	6-Month JPY-LIBOR	0.520	Semi-Annual	03/16/2051		360,000	0	9	9	0	(20)
Receive	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051		780,000	428	(71)	357	0	(42)
Receive	6-Month JPY-LIBOR	0.557	Semi-Annual	03/17/2051		1,213,000	0	(82)	(82)	0	(67)
Receive	6-Month JPY-LIBOR	0.570	Semi-Annual	03/19/2051		752,000	0	(76)	(76)	0	(42)
Receive	6-Month JPY-LIBOR	0.572	Semi-Annual	04/07/2051		333,000	0	(43)	(43)	0	(18)

							$(466)	$6,889	$6,423	$1,460	$(539)

Total Swap Agreements							$27,304	$8,021	$35,325	$1,520	$(921)

(l)

Securities with an aggregate market value of $60,507 and cash of $23,297 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin asset of $34 and lability of $(11) for closed swap agreements is outstanding at period end.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		10/2021		AUD	12,339		$8,948		$27		$0
		10/2021			$8,073		CLP	6,220,676	0		(418)
		11/2021			8,949		AUD	12,339	0		(27)
		11/2021			20,909		GBP	15,248	0		(364)
		12/2021			20,491		KRW	23,957,914	0		(282)
		01/2022		CZK	177		$8		0		0
BPS		10/2021		AUD	2,519		1,849		28		0
		10/2021		MXN	10,702		527		9		0
		10/2021			$37,273		AUD	51,279	0		(201)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

10/2021	530	MXN	10,702	0	(12)
11/2021	ILS	1,656	$505	0	(8)
11/2021	$9,057	AUD	12,574	35	0
01/2022	MXN	10,702	$523	11	0
BRC	11/2021	JPY	231,100	2,097	20	0
11/2021	$3,673	GBP	2,674	0	(70)
BSH	10/2021	BRL	1,210,100	$218,385	149	(3,975)
10/2021	$232,967	BRL	1,210,100	0	(10,757)
01/2022	BRL	148,000	$25,723	0	(1,018)
07/2022	1,321,000	240,339	11,269	0
CBK	10/2021	ILS	56,017	16,933	0	(442)
10/2021	PEN	9,282	2,373	129	0
10/2021	$9,106	AUD	12,574	0	(15)
11/2021	EUR	123,072	$145,020	2,341	0
11/2021	ILS	121,136	36,967	0	(625)
11/2021	NOK	2,925	331	0	(4)
11/2021	PEN	12,262	2,990	29	0
11/2021	$7,240	GBP	5,322	0	(69)
11/2021	29,593	MXN	603,808	0	(528)
12/2021	PEN	27,553	$6,695	44	0
01/2022	ILS	54,873	16,880	0	(164)
01/2022	$12,903	CLP	9,993,417	0	(691)
02/2022	PEN	41,480	$10,475	506	0
03/2022	5,819	1,410	15	0
05/2022	49,282	12,611	854	0
GLM	11/2021	$2,676	GBP	1,948	0	(51)
01/2022	PEN	60,268	$14,625	126	0
HUS	10/2021	CAD	1,527	1,212	6	0
10/2021	$22,249	AUD	30,641	0	(97)
11/2021	1,155	GBP	849	0	(11)
12/2021	KRW	19,481	$17	0	0
JPM	10/2021	BRL	697,100	123,442	0	(4,566)
10/2021	CZK	306	14	0	0
10/2021	$128,157	BRL	697,100	0	(149)
01/2022	BRL	101,700	$17,791	0	(585)
MYI	11/2021	GBP	252,386	349,578	9,502	0
11/2021	$1,836	GBP	1,340	0	(31)
SCX	12/2021	INR	14,380	$191	0	(1)
12/2021	$9,611	KRW	11,195,842	0	(167)
SSB	10/2021	BRL	206,804	$39,016	1,041	0
10/2021	$39,264	BRL	206,804	0	(1,289)
11/2021	38,833	206,804	0	(1,031)
11/2021	1,194	GBP	871	0	(21)
TOR	10/2021	AUD	44,516	$32,258	76	0
11/2021	$32,262	AUD	44,516	0	(76)
UAG	10/2021	AUD	22,546	$16,324	24	0
11/2021	$24,354	AUD	33,710	44	(24)
11/2021	1,469	GBP	1,068	0	(30)

Total Forward Foreign Currency Contracts	$26,285	$(27,799)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	03/15/2023	14,200	$1,601	$2,885
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/10/2022	7,300	578	609
Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/15/2022	17,200	1,818	1,450
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/11/2022	7,300	0	611

Total Purchased Options	$3,997	$5,555

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175%	03/15/2023	42,600	$(1,569)	$(2,936)
GLM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/10/2022	19,700	(563)	(715)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/15/2022	46,400	(1,764)	(1,701)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/11/2022	19,700	0	(717)

$(3,896)	$(6,069)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	$101.578	11/03/2021	17,000	$(70)	$(6)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.531	11/03/2021	17,000	(57)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	98.555	12/06/2021	17,000	(66)	(61)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.555	12/06/2021	17,000	(37)	(69)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.813	10/07/2021	19,000	(52)	(1)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2051	102.430	10/14/2021	11,000	(22)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	100.672	10/07/2021	16,700	(59)	(78)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.672	10/07/2021	16,700	(38)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.547	11/03/2021	17,000	(58)	(7)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.563	11/03/2021	18,000	(51)	(7)

$(510)	$(241)

Total Written Options	$(4,406)	$(6,310)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Russia Government International Bond	1.000%	Quarterly	12/20/2024	0.575%	$14,800	$95	$112	$207	$0
South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.291	15,900	(680)	560	0	(120)
JPM	Russia Government International Bond	1.000	Quarterly	12/20/2024	0.575	300	1	3	4	0
South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.068	100	(5)	5	0	0

Total Swap Agreements	$(589)	$680	$211	$(120)

(n)

Securities with an aggregate market value of $13,739 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$11,034	$11,034
Corporate Bonds & Notes
Banking & Finance	0	1,152,463	0	1,152,463
Industrials	0	806,832	0	806,832
Utilities	0	241,733	0	241,733
Municipal Bonds & Notes
California	0	6,258	0	6,258
Florida	0	3,050	0	3,050
Illinois	0	8,838	0	8,838
New York	0	6,450	0	6,450
Texas	0	4,474	0	4,474
West Virginia	0	7,303	0	7,303
U.S. Government Agencies	0	879,606	0	879,606
U.S. Treasury Obligations	0	935,920	0	935,920
Non-Agency Mortgage-Backed Securities	0	665,258	0	665,258
Asset-Backed Securities	0	847,366	0	847,366
Sovereign Issues	0	449,793	0	449,793
Preferred Securities
Banking & Finance	0	23,157	0	23,157
Utilities	0	0	56,107	56,107
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	168,880	0	168,880
Israel Treasury Bills	0	17,370	0	17,370
U.S. Treasury Bills	0	323,453	0	323,453
U.S. Treasury Cash Management Bills	0	49,904	0	49,904

$0	$6,598,108	$67,141	$6,665,249
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$692,229	$0	$0	$692,229

Total Investments	$692,229	$6,598,108	$67,141	$7,357,478

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(15,884)	$0	$(15,884)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	247	3,278	0	3,525
Over the counter	0	32,051	0	32,051

$247	$35,329	$0	$35,576
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(110)	(960)	0	(1,070)
Over the counter	0	(34,229)	0	(34,229)

$(110)	$(35,189)	$0	$(35,299)

Total Financial Derivative Instruments	$137	$140	$0	$277

Totals	$692,366	$6,582,364	$67,141	$7,341,871

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2021:
Category and Subcategory	Beginning Balance at 12/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2021 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$2,298	$11,182	$(2,541)	$1	$0	$94	$0	$0	$11,034	$92
Non-Agency Mortgage-Backed Securities	33,077	(32,475)	0	0	0	(602)	0	0	0	0
Preferred Securities
Utilities	57,362	0	(656)	0	0	(599)	0	0	56,107	(1,255)

Totals	$92,737	$(21,293)	$(3,197)	$1	$0	$(1,107)	$0	$0	$67,141	$(1,163)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2021	Valuation Technique	Unobservable Inputs	Input Value	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$11,034	Proxy Pricing	Base Price	%	100.625	—
Preferred Securities

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2021 (Unaudited)

Utilities	56,107	Current Value Model	Purchase Price	$27.048	—

Total	$67,141

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Current Value model is utilized for securities that are typically held at cost in the period of the initial investment, and potentially longer if the security is in an early-stage company that has made no material progress on its business plan. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$334,744	$2,316	$0	$0	$(303)	$336,757	$2,315	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Notes to Financial Statements (Cont.)

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$285,683	$515,955	$(446,200)	$181	$(147)	$355,472	$455	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BSH	Banco Santander S.A. - New York Branch	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank
FICC	Fixed Income Clearing Corporation	JPS	J.P. Morgan Securities LLC	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	KRW	South Korean Won
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	ILS	Israeli Shekel	NOK	Norwegian Krone
CAD	Canadian Dollar	INR	Indian Rupee	PEN	Peruvian New Sol
CLP	Chilean Peso	JPY	Japanese Yen	USD (or $)	United States Dollar
CZK	Czech Koruna

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	MAKA5DAY	Israel Gilon 5 Day	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation